Variable Separate Account

American General Life Insurance Company

Financial Statements

December 31, 2023

Report of Independent Registered Public Accounting Firm

To the Board of Directors of American General Life Insurance Company and the Contract Owners of Variable Separate Account.

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of each of the sub-accounts of Variable Separate Account indicated in the table below as of December 31, 2023, and the related statements of operations and changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the sub-accounts of Variable Separate Account as of December 31, 2023, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

American Funds IS American High-Income Trust Class 3 (1)	SAST SA Fidelity Institutional AM® International Growth Portfolio Class 1 (1)
American Funds IS Asset Allocation Fund Class 2 (1)	SAST SA Fidelity Institutional AM® International Growth Portfolio Class 3 (1)
American Funds IS Asset Allocation Fund Class 3 (1)	SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1 (1)
American Funds IS Capital Income Builder Class 4 (1)	SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 2 (1)
American Funds IS Global Growth Fund Class 2 (1)	SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3 (1)
American Funds IS Growth Fund Class 2 (1)	SAST SA Fixed Income Index Portfolio Class 1 (1)
American Funds IS Growth Fund Class 3 (1)	SAST SA Fixed Income Index Portfolio Class 3 (1)
American Funds IS Growth-Income Fund Class 2 (1)	SAST SA Fixed Income Intermediate Index Portfolio Class 1 (1)
American Funds IS Growth-Income Fund Class 3 (1)	SAST SA Fixed Income Intermediate Index Portfolio Class 3 (1)
American Funds IS International Fund Class 3 (1)	SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 1 (1)
American Funds IS U.S. Government Securities Fund Class 3 (1)	SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 2 (1)
American Funds IS Ultra-Short Bond Fund Class 3 (1)	SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 3 (1)
BlackRock 60/40 Target Allocation ETF V.I. Fund Class III (1)	SAST SA Franklin Small Company Value Portfolio Class 1 (1)
BlackRock Global Allocation V.I. Fund Class III (1)	SAST SA Franklin Small Company Value Portfolio Class 3 (1)
Columbia VP Dividend Opportunity Fund Class 1 (1)	SAST SA Franklin Systematic U.S. Large Cap Core Portfolio Class 1 (1)
Columbia VP Emerging Markets Bond Fund Class 2 (1)	SAST SA JPMorgan Diversified Balanced Portfolio Class 1 (1)
Columbia VP Income Opportunities Fund Class 1 (1)	SAST SA JPMorgan Diversified Balanced Portfolio Class 2 (1)
Columbia VP Large Cap Growth Fund Class 1 (1)	SAST SA JPMorgan Diversified Balanced Portfolio Class 3 (1)
Columbia VP Limited Duration Credit Fund Class 2 (1)	SAST SA JPMorgan Emerging Markets Portfolio Class 1 (1)
Columbia VP Overseas Core Fund Class 2 (1)	SAST SA JPMorgan Emerging Markets Portfolio Class 2 (1)
Columbia VP Select Mid Cap Growth Opportunity Fund Class 1(1)	SAST SA JPMorgan Emerging Markets Portfolio Class 3 (1)
Columbia VP Small Company Growth Fund Class 1 (1)	SAST SA JPMorgan Equity-Income Portfolio Class 1 (1)
CTIVP® Principal Blue Chip Growth Fund Class 1 (1)	SAST SA JPMorgan Equity-Income Portfolio Class 2 (1)
Delaware Ivy VIP Asset Strategy Class II (1)	SAST SA JPMorgan Equity-Income Portfolio Class 3 (1)
FTVIP Franklin Allocation VIP Fund Class 1 (1)	SAST SA JPMorgan Global Equities Portfolio Class 1 (1)
FTVIP Franklin Allocation VIP Fund Class 2 (1)	SAST SA JPMorgan Global Equities Portfolio Class 2 (1)
FTVIP Franklin Income VIP Fund Class 1 (1)	SAST SA JPMorgan Global Equities Portfolio Class 3 (1)
FTVIP Franklin Income VIP Fund Class 2 (1)	SAST SA JPMorgan Large Cap Core Portfolio Class 1 (1)
FTVIP Franklin Strategic Income VIP Fund Class 2 (1)	SAST SA JPMorgan Large Cap Core Portfolio Class 2 (1)
Goldman Sachs VIT Government Money Market Fund Institutional Shares (1)	SAST SA JPMorgan Large Cap Core Portfolio Class 3 (1)
Goldman Sachs VIT Government Money Market Fund Service Shares (1)	SAST SA JPMorgan MFS Core Bond Portfolio Class 1 (1)
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Advisor Shares (1)	SAST SA JPMorgan MFS Core Bond Portfolio Class 2 (1)
Goldman Sachs VIT Trend Driven Allocation Fund Service Shares (1)	SAST SA JPMorgan MFS Core Bond Portfolio Class 3 (1)
Invesco V.I. American Franchise Fund Series I (1)	SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1 (1)
Invesco V.I. American Franchise Fund Series II (1)	SAST SA JPMorgan Mid-Cap Growth Portfolio Class 2 (1)
Invesco V.I. Balanced-Risk Allocation Fund Series II (1)	SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3 (1)
Invesco V.I. Comstock Fund Series I (1)	SAST SA Large Cap Growth Index Portfolio Class 1 (1)
Invesco V.I. Comstock Fund Series II (1)	SAST SA Large Cap Growth Index Portfolio Class 3 (1)
Invesco V.I. Growth and Income Fund Series I (1)	SAST SA Large Cap Index Portfolio Class 1 (1)
Invesco V.I. Growth and Income Fund Series II (1)	SAST SA Large Cap Index Portfolio Class 3 (1)
Lord Abbett Bond Debenture Portfolio Class VC (1)	SAST SA Large Cap Value Index Portfolio Class 1 (1)
Lord Abbett Fundamental Equity Portfolio Class VC (1)	SAST SA Large Cap Value Index Portfolio Class 3 (1)
Lord Abbett Growth and Income Portfolio Class VC (1)	SAST SA MFS Blue Chip Growth Portfolio Class 1 (1)
Lord Abbett Mid Cap Stock Portfolio Class VC (1)	SAST SA MFS Blue Chip Growth Portfolio Class 2 (1)
Lord Abbett Short Duration Income Portfolio Class VC (1)	SAST SA MFS Blue Chip Growth Portfolio Class 3 (1)
Morgan Stanley VIF Global Infrastructure Portfolio Class II (1)	SAST SA MFS Massachusetts Investors Trust Portfolio Class 1 (1)
Neuberger Berman AMT US Equity Index PutWrite Strategy Portfolio Class S (1)	SAST SA MFS Massachusetts Investors Trust Portfolio Class 2 (1)
PIMCO All Asset Portfolio Advisor Class (1)	SAST SA MFS Massachusetts Investors Trust Portfolio Class 3 (1)
PIMCO Dynamic Bond Portfolio Advisor Class (1)	SAST SA MFS Total Return Portfolio Class 1 (1)
PIMCO Emerging Markets Bond Portfolio Advisor Class (1)	SAST SA MFS Total Return Portfolio Class 2 (1)
PIMCO Total Return Portfolio Advisor Class (1)	SAST SA MFS Total Return Portfolio Class 3 (1)
PIMCO Total Return Portfolio Institutional Class (1)	SAST SA Mid Cap Index Portfolio Class 1 (1)
PVC Core Plus Bond Account Class 1 (1)	SAST SA Mid Cap Index Portfolio Class 3 (1)

PVC Diversified International Account Class 1 (1)	SAST SA Morgan Stanley International Equities Portfolio Class 1 (1)
PVC Equity Income Account Class 1 (1)	SAST SA Morgan Stanley International Equities Portfolio Class 2 (1)
PVC Equity Income Account Class 2 (1)	SAST SA Morgan Stanley International Equities Portfolio Class 3 (1)
PVC Government & High Quality Bond Account Class 1 (1)	SAST SA PIMCO RAE International Value Portfolio Class 1 (1)
PVC Large Cap Growth Account I Class 1 (1)	SAST SA PIMCO RAE International Value Portfolio Class 2 (1)
PVC MidCap Account Class 1 (1)	SAST SA Franklin Systematic U.S. Large Cap Core Portfolio Class 3 (1)
PVC MidCap Account Class 2 (1)	SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 1 (1)
PVC Principal Capital Appreciation Account Class 1 (1)	SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 2 (1)
PVC Principal Capital Appreciation Account Class 2 (1)	SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 3 (1)
PVC Real Estate Securities Account Class 1 (1)	SAST SA Franklin Tactical Opportunities Portfolio Class 1 (1)
PVC Real Estate Securities Account Class 2 (1)	SAST SA Franklin Tactical Opportunities Portfolio Class 3 (1)
PVC SAM Balanced Portfolio Class 1 (1)	SAST SA Global Index Allocation 60/40 Portfolio Class 1 (1)
PVC SAM Balanced Portfolio Class 2 (1)	SAST SA Global Index Allocation 60/40 Portfolio Class 3 (1)
PVC SAM Conservative Balanced Portfolio Class 1 (1)	SAST SA Global Index Allocation 75/25 Portfolio Class 1 (1)
PVC SAM Conservative Balanced Portfolio Class 2 (1)	SAST SA Global Index Allocation 75/25 Portfolio Class 3 (1)
PVC SAM Conservative Growth Portfolio Class 1 (1)	SAST SA Global Index Allocation 90/10 Portfolio Class 1 (1)
PVC SAM Conservative Growth Portfolio Class 2 (1)	SAST SA Global Index Allocation 90/10 Portfolio Class 3 (1)
PVC SAM Flexible Income Portfolio Class 1 (1)	SAST SA Goldman Sachs Global Bond Portfolio Class 1 (1)
PVC SAM Flexible Income Portfolio Class 2 (1)	SAST SA Goldman Sachs Global Bond Portfolio Class 2 (1)
PVC SAM Strategic Growth Portfolio Class 1 (1)	SAST SA Goldman Sachs Global Bond Portfolio Class 3 (1)
PVC SAM Strategic Growth Portfolio Class 2 (1)	SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 1 (1)
PVC Short-Term Income Account Class 1 (1)	SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3 (1)
PVC SmallCap Account Class 1 (1)	SAST SA Index Allocation 60/40 Portfolio Class 1 (1)
PVC SmallCap Account Class 2 (1)	SAST SA Index Allocation 60/40 Portfolio Class 3 (1)
SST SA Allocation Balanced Portfolio Class 1 (1)	SAST SA Index Allocation 80/20 Portfolio Class 1 (1)
SST SA Allocation Balanced Portfolio Class 3 (1)	SAST SA Index Allocation 80/20 Portfolio Class 3 (1)
SST SA Allocation Growth Portfolio Class 1 (1)	SAST SA Index Allocation 90/10 Portfolio Class 1 (1)
SST SA Allocation Growth Portfolio Class 3 (1)	SAST SA Index Allocation 90/10 Portfolio Class 3 (1)
SST SA Allocation Moderate Growth Portfolio Class 1 (1)	SAST SA International Index Portfolio Class 1 (1)
SST SA Allocation Moderate Growth Portfolio Class 3 (1)	SAST SA International Index Portfolio Class 3 (1)
SST SA Allocation Moderate Portfolio Class 1 (1)	SAST SA Invesco Growth Opportunities Portfolio Class 1 (1)
SST SA Allocation Moderate Portfolio Class 3 (1)	SAST SA Invesco Growth Opportunities Portfolio Class 2 (1)
SST SA American Century Inflation Protection Portfolio Class 1 (1)	SAST SA Invesco Growth Opportunities Portfolio Class 3 (1)
SST SA American Century Inflation Protection Portfolio Class 3 (1)	SAST SA Janus Focused Growth Portfolio Class 1 (1)
SST SA Columbia Focused Value Portfolio Class 3 (1)	SAST SA Janus Focused Growth Portfolio Class 2 (1)
SST SA Multi-Managed Diversified Fixed Income Portfolio Class 3 (1)	SAST SA Janus Focused Growth Portfolio Class 3 (1)
SST SA Multi-Managed International Equity Portfolio Class 3 (1)	SAST SA PIMCO RAE International Value Portfolio Class 3 (1)
SST SA Multi-Managed Large Cap Growth Portfolio Class 3 (1)	SAST SA PIMCO VCP Tactical Balanced Portfolio Class 1 (1)
SST SA Multi-Managed Large Cap Value Portfolio Class 3 (1)	SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3 (1)
SST SA Multi-Managed Mid Cap Growth Portfolio Class 3 (1)	SAST SA PineBridge High-Yield Bond Portfolio Class 1 (1)
SST SA Multi-Managed Mid Cap Value Portfolio Class 3 (1)	SAST SA PineBridge High-Yield Bond Portfolio Class 2 (1)
SST SA Multi-Managed Small Cap Portfolio Class 3 (1)	SAST SA PineBridge High-Yield Bond Portfolio Class 3 (1)
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 1 (1)	SAST SA Putnam International Growth and Income Portfolio Class 1 (1)
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3 (1)	SAST SA Putnam International Growth and Income Portfolio Class 2 (1)
SST SA T. Rowe Price Growth Stock Portfolio Class 3 (1)	SAST SA Putnam International Growth and Income Portfolio Class 3 (1)
SAST SA AB Growth Portfolio Class 1 (1)	SAST SA Schroders VCP Global Allocation Portfolio Class 1 (1)
SAST SA AB Growth Portfolio Class 2 (1)	SAST SA Schroders VCP Global Allocation Portfolio Class 3 (1)
SAST SA AB Growth Portfolio Class 3 (1)	SAST SA Small Cap Index Portfolio Class 1 (1)
SAST SA AB Small & Mid Cap Value Portfolio Class 1 (1)	SAST SA Small Cap Index Portfolio Class 3 (1)
SAST SA AB Small & Mid Cap Value Portfolio Class 2 (1)	SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 1 (1)
SAST SA AB Small & Mid Cap Value Portfolio Class 3 (1)	SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3 (1)
SAST SA American Funds Asset Allocation Portfolio Class 1 (1)	SAST SA T. Rowe Price VCP Balanced Portfolio Class 1 (1)
SAST SA American Funds Asset Allocation Portfolio Class 3 (1)	SAST SA T. Rowe Price VCP Balanced Portfolio Class 3 (1)
SAST SA American Funds Global Growth Portfolio Class 1 (1)	SAST SA VCP Dynamic Allocation Portfolio Class 1 (1)
SAST SA American Funds Global Growth Portfolio Class 3 (1)	SAST SA VCP Dynamic Allocation Portfolio Class 3 (1)
SAST SA American Funds Growth Portfolio Class 1 (1)	SAST SA VCP Dynamic Strategy Portfolio Class 1 (1)
SAST SA American Funds Growth Portfolio Class 3 (1)	SAST SA VCP Dynamic Strategy Portfolio Class 3 (1)
SAST SA American Funds Growth-Income Portfolio Class 1 (1)	SAST SA VCP Index Allocation Portfolio Class 1 (1)
SAST SA American Funds Growth-Income Portfolio Class 3 (1)	SAST SA VCP Index Allocation Portfolio Class 3 (1)
SAST SA American Funds VCP Managed Allocation Portfolio Class 1 (1)	SAST SA Wellington Capital Appreciation Portfolio Class 1 (1)
SAST SA American Funds VCP Managed Allocation Portfolio Class 3 (1)	SAST SA Wellington Capital Appreciation Portfolio Class 2 (1)
SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 1 (1)	SAST SA Wellington Capital Appreciation Portfolio Class 3 (1)
SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 3 (1)	SAST SA Wellington Government and Quality Bond Portfolio Class 1 (1)
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 1 (1)	SAST SA Wellington Government and Quality Bond Portfolio Class 2 (1)
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3 (1)	SAST SA Wellington Government and Quality Bond Portfolio Class 3 (1)
SAST SA DFA Ultra Short Bond Portfolio Class 1 (1)	SAST SA Wellington Strategic Multi-Asset Portfolio Class 1 (1)
SAST SA DFA Ultra Short Bond Portfolio Class 2 (1)	SAST SA Wellington Strategic Multi-Asset Portfolio Class 3 (1)
SAST SA DFA Ultra Short Bond Portfolio Class 3 (1)	VALIC Company I International Equities Index Fund (1)
SAST SA Emerging Markets Equity Index Portfolio Class 1 (1)	VALIC Company I International Socially Responsible Fund (1)
SAST SA Emerging Markets Equity Index Portfolio Class 3 (1)	VALIC Company I Mid Cap Index Fund (1)
SAST SA Federated Hermes Corporate Bond Portfolio Class 1 (1)	VALIC Company I Nasdaq-100 Index Fund (1)
SAST SA Federated Hermes Corporate Bond Portfolio Class 2 (1)	VALIC Company I Small Cap Index Fund (1)
SAST SA Federated Hermes Corporate Bond Portfolio Class 3 (1)	VALIC Company I Stock Index Fund (1)

(1)	Statement of Operations and Changes in Net Assets for the years ended December 31, 2023 and 2022

Basis for Opinions

These financial statements are the responsibility of American General Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the sub-accounts of Variable Separate Account based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the sub-accounts of Variable Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2023 by correspondence with the transfer agents of the investee mutual funds and the custodians. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Houston, Texas

April 23, 2024

We have served as the auditor of one or more of the sub-accounts of AIG Life and Retirement Separate Account Group since at least 1994. We have not been able to determine the specific year we began serving as auditor.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2023

Sub-accounts	Investments at Fair Value	Due from (to) General Account, Net	Net Assets	Contract Owners - Annuity Reserves	Contract Owners - Accumulation Reserves	Net Assets Attributable to Contract Owner Reserves
American Funds IS American High-Income Trust Class 3	$8,336,018	$—	$8,336,018	$227,508	$8,108,510	$8,336,018
American Funds IS Asset Allocation Fund Class 2	46,348,594	—	46,348,594	373,084	45,975,510	46,348,594
American Funds IS Asset Allocation Fund Class 3	29,982,685	—	29,982,685	721,282	29,261,403	29,982,685
American Funds IS Capital Income Builder Class 4	2,731,185	—	2,731,185	—	2,731,185	2,731,185
American Funds IS Global Growth Fund Class 2	144,415,664	—	144,415,664	2,116,172	142,299,492	144,415,664
American Funds IS Growth Fund Class 2	290,362,249	628	290,362,877	3,708,577	286,654,300	290,362,877
American Funds IS Growth Fund Class 3	236,114,254	—	236,114,254	10,308,032	225,806,222	236,114,254
American Funds IS Growth-Income Fund Class 2	229,502,280	—	229,502,280	3,115,037	226,387,243	229,502,280
American Funds IS Growth-Income Fund Class 3	141,817,300	—	141,817,300	4,444,194	137,373,106	141,817,300
American Funds IS International Fund Class 3	16,519,604	—	16,519,604	677,497	15,842,107	16,519,604
American Funds IS U.S. Government Securities Fund Class 3	5,897,074	—	5,897,074	60,227	5,836,847	5,897,074
American Funds IS Ultra-Short Bond Fund Class 3	4,267,706	—	4,267,706	56,979	4,210,727	4,267,706
BlackRock 60/40 Target Allocation ETF V.I. Fund Class III	383,529	—	383,529	—	383,529	383,529
BlackRock Global Allocation V.I. Fund Class III	589,977	—	589,977	—	589,977	589,977
Columbia VP Dividend Opportunity Fund Class 1	1,527,234	—	1,527,234	—	1,527,234	1,527,234
Columbia VP Emerging Markets Bond Fund Class 2	76,520	—	76,520	—	76,520	76,520
Columbia VP Income Opportunities Fund Class 1	5,800,141	—	5,800,141	37,958	5,762,183	5,800,141
Columbia VP Large Cap Growth Fund Class 1	21,246,132	—	21,246,132	222,384	21,023,748	21,246,132
Columbia VP Limited Duration Credit Fund Class 2	230,079	—	230,079	—	230,079	230,079
Columbia VP Overseas Core Fund Class 2	1,188,110	—	1,188,110	—	1,188,110	1,188,110
Columbia VP Select Mid Cap Growth Opportunity Fund Class 1	328,775	—	328,775	—	328,775	328,775
Columbia VP Small Company Growth Fund Class 1	330,340	—	330,340	24,917	305,423	330,340
CTIVP® Principal Blue Chip Growth Fund Class 1	1,724,732	—	1,724,732	26,542	1,698,190	1,724,732
Delaware Ivy VIP Asset Strategy Class II	191,066	—	191,066	—	191,066	191,066
FTVIP Franklin Allocation VIP Fund Class 1	15,746	—	15,746	—	15,746	15,746
FTVIP Franklin Allocation VIP Fund Class 2	31,291,752	—	31,291,752	33,301	31,258,451	31,291,752
FTVIP Franklin Income VIP Fund Class 1	1,056,491	—	1,056,491	—	1,056,491	1,056,491
FTVIP Franklin Income VIP Fund Class 2	132,777,279	—	132,777,279	215,658	132,561,621	132,777,279
FTVIP Franklin Strategic Income VIP Fund Class 2	1,007,898	—	1,007,898	—	1,007,898	1,007,898
Goldman Sachs VIT Government Money Market Fund Institutional Shares	10,187,808	—	10,187,808	222,219	9,965,589	10,187,808
Goldman Sachs VIT Government Money Market Fund Service Shares	315,699,258	—	315,699,258	624,109	315,075,149	315,699,258
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Advisor Shares	286,612	—	286,612	—	286,612	286,612
Goldman Sachs VIT Trend Driven Allocation Fund Service Shares	17,542	—	17,542	—	17,542	17,542
Invesco V.I. American Franchise Fund Series I	59,874	—	59,874	—	59,874	59,874
Invesco V.I. American Franchise Fund Series II	122,814,939	—	122,814,939	103,351	122,711,588	122,814,939
Invesco V.I. Balanced-Risk Allocation Fund Series II	579,123	—	579,123	—	579,123	579,123
Invesco V.I. Comstock Fund Series I	854,543	—	854,543	—	854,543	854,543
Invesco V.I. Comstock Fund Series II	314,962,675	—	314,962,675	1,070,929	313,891,746	314,962,675
Invesco V.I. Growth and Income Fund Series I	1,064,759	—	1,064,759	—	1,064,759	1,064,759
Invesco V.I. Growth and Income Fund Series II	329,817,801	653	329,818,454	858,012	328,960,442	329,818,454
Lord Abbett Bond Debenture Portfolio Class VC	847,107	—	847,107	—	847,107	847,107
Lord Abbett Fundamental Equity Portfolio Class VC	50,519	—	50,519	—	50,519	50,519
Lord Abbett Growth and Income Portfolio Class VC	140,710,949	590	140,711,539	478,345	140,233,194	140,711,539
Lord Abbett Mid Cap Stock Portfolio Class VC	10,836,343	—	10,836,343	121,750	10,714,593	10,836,343
Lord Abbett Short Duration Income Portfolio Class VC	1,866,383	—	1,866,383	—	1,866,383	1,866,383
Morgan Stanley VIF Global Infrastructure Portfolio Class II	718,761	—	718,761	—	718,761	718,761
Neuberger Berman AMT US Equity Index PutWrite Strategy Portfolio Class S	331,856	—	331,856	—	331,856	331,856
PIMCO All Asset Portfolio Advisor Class	10,532	—	10,532	—	10,532	10,532
PIMCO Dynamic Bond Portfolio Advisor Class	538,447	—	538,447	—	538,447	538,447
PIMCO Emerging Markets Bond Portfolio Advisor Class	3,936,703	—	3,936,703	—	3,936,703	3,936,703
PIMCO Total Return Portfolio Advisor Class	217,666,112	—	217,666,112	—	217,666,112	217,666,112
PIMCO Total Return Portfolio Institutional Class	1,198,544	—	1,198,544	—	1,198,544	1,198,544
PVC Core Plus Bond Account Class 1	2,778,868	—	2,778,868	22,213	2,756,655	2,778,868
PVC Diversified International Account Class 1	615,068	—	615,068	—	615,068	615,068
PVC Equity Income Account Class 1	9,219,700	—	9,219,700	38,538	9,181,162	9,219,700
PVC Equity Income Account Class 2	5,578,629	—	5,578,629	—	5,578,629	5,578,629
PVC Government & High Quality Bond Account Class 1	1,080,712	—	1,080,712	3,197	1,077,515	1,080,712
PVC Large Cap Growth Account I Class 1	1,245,468	—	1,245,468	—	1,245,468	1,245,468
PVC MidCap Account Class 1	1,558,244	—	1,558,244	4,203	1,554,041	1,558,244
PVC MidCap Account Class 2	558,315	—	558,315	—	558,315	558,315
PVC Principal Capital Appreciation Account Class 1	11,090,675	—	11,090,675	31,803	11,058,872	11,090,675
PVC Principal Capital Appreciation Account Class 2	1,825,928	—	1,825,928	—	1,825,928	1,825,928
PVC Real Estate Securities Account Class 1	351,296	—	351,296	—	351,296	351,296
PVC Real Estate Securities Account Class 2	196,993	—	196,993	—	196,993	196,993
PVC SAM Balanced Portfolio Class 1	19,932,514	—	19,932,514	2,335	19,930,179	19,932,514
PVC SAM Balanced Portfolio Class 2	18,222,782	—	18,222,782	7,189	18,215,593	18,222,782
PVC SAM Conservative Balanced Portfolio Class 1	2,084,668	—	2,084,668	43,697	2,040,971	2,084,668
PVC SAM Conservative Balanced Portfolio Class 2	1,459,352	—	1,459,352	73,234	1,386,118	1,459,352
PVC SAM Conservative Growth Portfolio Class 1	10,401,056	—	10,401,056	162,729	10,238,327	10,401,056
PVC SAM Conservative Growth Portfolio Class 2	11,226,758	—	11,226,758	597,193	10,629,565	11,226,758

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2023

Sub-accounts	Investments at Fair Value	Due from (to) General Account, Net	Net Assets	Contract Owners - Annuity Reserves	Contract Owners - Accumulation Reserves	Net Assets Attributable to Contract Owner Reserves
PVC SAM Flexible Income Portfolio Class 1	$1,987,633	$—	$1,987,633	$16,093	$1,971,540	$1,987,633
PVC SAM Flexible Income Portfolio Class 2	2,547,659	—	2,547,659	9,754	2,537,905	2,547,659
PVC SAM Strategic Growth Portfolio Class 1	3,148,320	—	3,148,320	—	3,148,320	3,148,320
PVC SAM Strategic Growth Portfolio Class 2	4,440,550	—	4,440,550	—	4,440,550	4,440,550
PVC Short-Term Income Account Class 1	745,516	—	745,516	25,254	720,262	745,516
PVC SmallCap Account Class 1	352,200	—	352,200	1,240	350,960	352,200
PVC SmallCap Account Class 2	215,744	—	215,744	—	215,744	215,744
SST SA Allocation Balanced Portfolio Class 1	37,066	—	37,066	—	37,066	37,066
SST SA Allocation Balanced Portfolio Class 3	149,389,773	—	149,389,773	13,703	149,376,070	149,389,773
SST SA Allocation Growth Portfolio Class 1	1,114,384	—	1,114,384	—	1,114,384	1,114,384
SST SA Allocation Growth Portfolio Class 3	277,270,186	—	277,270,186	13,877	277,256,309	277,270,186
SST SA Allocation Moderate Growth Portfolio Class 1	341,693	—	341,693	—	341,693	341,693
SST SA Allocation Moderate Growth Portfolio Class 3	224,799,270	—	224,799,270	1,847	224,797,423	224,799,270
SST SA Allocation Moderate Portfolio Class 1	205,411	—	205,411	—	205,411	205,411
SST SA Allocation Moderate Portfolio Class 3	174,326,977	—	174,326,977	15,436	174,311,541	174,326,977
SST SA American Century Inflation Protection Portfolio Class 1	168,881	—	168,881	—	168,881	168,881
SST SA American Century Inflation Protection Portfolio Class 3	276,216,043	—	276,216,043	38,599	276,177,444	276,216,043
SST SA Columbia Focused Value Portfolio Class 3	22,090	—	22,090	—	22,090	22,090
SST SA Multi-Managed Diversified Fixed Income Portfolio Class 3	164,907	—	164,907	—	164,907	164,907
SST SA Multi-Managed International Equity Portfolio Class 3	279,330	—	279,330	—	279,330	279,330
SST SA Multi-Managed Large Cap Growth Portfolio Class 3	649,113	—	649,113	—	649,113	649,113
SST SA Multi-Managed Large Cap Value Portfolio Class 3	174,033	—	174,033	—	174,033	174,033
SST SA Multi-Managed Mid Cap Growth Portfolio Class 3	229,003	—	229,003	—	229,003	229,003
SST SA Multi-Managed Mid Cap Value Portfolio Class 3	297,291	—	297,291	—	297,291	297,291
SST SA Multi-Managed Small Cap Portfolio Class 3	171,611	—	171,611	—	171,611	171,611
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 1	493,406	—	493,406	—	493,406	493,406
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3	97,922,305	—	97,922,305	—	97,922,305	97,922,305
SST SA T. Rowe Price Growth Stock Portfolio Class 3	376,248	—	376,248	—	376,248	376,248
SAST SA AB Growth Portfolio Class 1	419,761,554	—	419,761,554	7,950,762	411,810,792	419,761,554
SAST SA AB Growth Portfolio Class 2	47,971,711	—	47,971,711	320,154	47,651,557	47,971,711
SAST SA AB Growth Portfolio Class 3	502,271,679	(162)	502,271,517	1,989,289	500,282,228	502,271,517
SAST SA AB Small & Mid Cap Value Portfolio Class 1	926,997	—	926,997	—	926,997	926,997
SAST SA AB Small & Mid Cap Value Portfolio Class 2	8,948,981	6,885	8,955,866	90,929	8,864,937	8,955,866
SAST SA AB Small & Mid Cap Value Portfolio Class 3	321,323,270	846	321,324,116	578,472	320,745,644	321,324,116
SAST SA American Funds Asset Allocation Portfolio Class 1	8,007,409	—	8,007,409	—	8,007,409	8,007,409
SAST SA American Funds Asset Allocation Portfolio Class 3	1,597,031,887	—	1,597,031,887	305,116	1,596,726,771	1,597,031,887
SAST SA American Funds Global Growth Portfolio Class 1	1,398,121	—	1,398,121	—	1,398,121	1,398,121
SAST SA American Funds Global Growth Portfolio Class 3	349,246,435	—	349,246,435	283,732	348,962,703	349,246,435
SAST SA American Funds Growth Portfolio Class 1	4,403,486	—	4,403,486	—	4,403,486	4,403,486
SAST SA American Funds Growth Portfolio Class 3	821,411,071	—	821,411,071	282,188	821,128,883	821,411,071
SAST SA American Funds Growth-Income Portfolio Class 1	2,406,761	—	2,406,761	—	2,406,761	2,406,761
SAST SA American Funds Growth-Income Portfolio Class 3	392,742,058	—	392,742,058	1,796,969	390,945,089	392,742,058
SAST SA American Funds VCP Managed Allocation Portfolio Class 1	820,820	—	820,820	—	820,820	820,820
SAST SA American Funds VCP Managed Allocation Portfolio Class 3	1,624,260,974	—	1,624,260,974	1,116,897	1,623,144,077	1,624,260,974
SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 1	212,225	—	212,225	—	212,225	212,225
SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 3	47,144,259	—	47,144,259	—	47,144,259	47,144,259
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 1	404,560	—	404,560	—	404,560	404,560
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3	589,121,744	—	589,121,744	47,118	589,074,626	589,121,744
SAST SA DFA Ultra Short Bond Portfolio Class 1	19,433,316	—	19,433,316	857,502	18,575,814	19,433,316
SAST SA DFA Ultra Short Bond Portfolio Class 2	6,694,276	(78)	6,694,198	1,204,716	5,489,482	6,694,198
SAST SA DFA Ultra Short Bond Portfolio Class 3	175,593,096	—	175,593,096	3,752,115	171,840,981	175,593,096
SAST SA Emerging Markets Equity Index Portfolio Class 1	187,115	—	187,115	—	187,115	187,115
SAST SA Emerging Markets Equity Index Portfolio Class 3	15,910,282	—	15,910,282	—	15,910,282	15,910,282
SAST SA Federated Hermes Corporate Bond Portfolio Class 1	34,662,124	—	34,662,124	475,924	34,186,200	34,662,124
SAST SA Federated Hermes Corporate Bond Portfolio Class 2	10,499,219	1,567	10,500,786	240,725	10,260,061	10,500,786
SAST SA Federated Hermes Corporate Bond Portfolio Class 3	751,232,474	572	751,233,046	511,046	750,722,000	751,233,046
SAST SA Fidelity Institutional AM® International Growth Portfolio Class 1	380,363	—	380,363	—	380,363	380,363
SAST SA Fidelity Institutional AM® International Growth Portfolio Class 3	12,321,355	—	12,321,355	—	12,321,355	12,321,355
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1	14,032,537	—	14,032,537	220,204	13,812,333	14,032,537
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 2	3,072,833	—	3,072,833	1,346	3,071,487	3,072,833
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	125,962,031	336	125,962,367	239,180	125,723,187	125,962,367
SAST SA Fixed Income Index Portfolio Class 1	51,337	—	51,337	—	51,337	51,337
SAST SA Fixed Income Index Portfolio Class 3	72,694,238	—	72,694,238	78,983	72,615,255	72,694,238
SAST SA Fixed Income Intermediate Index Portfolio Class 1	32,753	—	32,753	—	32,753	32,753
SAST SA Fixed Income Intermediate Index Portfolio Class 3	36,403,641	—	36,403,641	46,019	36,357,622	36,403,641
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 1	265,072,079	—	265,072,079	3,928,664	261,143,415	265,072,079
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 2	37,810,840	7,446	37,818,286	387,545	37,430,741	37,818,286
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 3	316,403,982	—	316,403,982	827,939	315,576,043	316,403,982
SAST SA Franklin Small Company Value Portfolio Class 1	138,512	—	138,512	—	138,512	138,512
SAST SA Franklin Small Company Value Portfolio Class 3	136,486,296	325	136,486,621	64,145	136,422,476	136,486,621

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2023

Sub-accounts	Investments at Fair Value	Due from (to) General Account, Net	Net Assets	Contract Owners - Annuity Reserves	Contract Owners - Accumulation Reserves	Net Assets Attributable to Contract Owner Reserves
SAST SA Franklin Systematic U.S. Large Cap Core Portfolio Class 1	$198,513	$—	$198,513	$—	$198,513	$198,513
SAST SA Franklin Systematic U.S. Large Cap Core Portfolio Class 3	12,375,121	—	12,375,121	—	12,375,121	12,375,121
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 1	19,709,969	—	19,709,969	256,346	19,453,623	19,709,969
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 2	4,644,023	—	4,644,023	82,122	4,561,901	4,644,023
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 3	161,415,122	—	161,415,122	9,128	161,405,994	161,415,122
SAST SA Franklin Tactical Opportunities Portfolio Class 1	153,306	—	153,306	—	153,306	153,306
SAST SA Franklin Tactical Opportunities Portfolio Class 3	77,132,468	—	77,132,468	—	77,132,468	77,132,468
SAST SA Global Index Allocation 60/40 Portfolio Class 1	51,039	—	51,039	—	51,039	51,039
SAST SA Global Index Allocation 60/40 Portfolio Class 3	64,944,519	—	64,944,519	—	64,944,519	64,944,519
SAST SA Global Index Allocation 75/25 Portfolio Class 1	377,710	—	377,710	—	377,710	377,710
SAST SA Global Index Allocation 75/25 Portfolio Class 3	70,683,314	—	70,683,314	180,221	70,503,093	70,683,314
SAST SA Global Index Allocation 90/10 Portfolio Class 1	4,195,883	—	4,195,883	—	4,195,883	4,195,883
SAST SA Global Index Allocation 90/10 Portfolio Class 3	259,482,336	—	259,482,336	—	259,482,336	259,482,336
SAST SA Goldman Sachs Global Bond Portfolio Class 1	11,542,525	—	11,542,525	135,898	11,406,627	11,542,525
SAST SA Goldman Sachs Global Bond Portfolio Class 2	2,858,895	—	2,858,895	78,232	2,780,663	2,858,895
SAST SA Goldman Sachs Global Bond Portfolio Class 3	176,306,380	—	176,306,380	94,224	176,212,156	176,306,380
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 1	6,332	—	6,332	—	6,332	6,332
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	30,061,501	—	30,061,501	—	30,061,501	30,061,501
SAST SA Index Allocation 60/40 Portfolio Class 1	354,489	—	354,489	—	354,489	354,489
SAST SA Index Allocation 60/40 Portfolio Class 3	183,591,502	—	183,591,502	36,515	183,554,987	183,591,502
SAST SA Index Allocation 80/20 Portfolio Class 1	3,149,099	—	3,149,099	—	3,149,099	3,149,099
SAST SA Index Allocation 80/20 Portfolio Class 3	350,102,870	—	350,102,870	493,076	349,609,794	350,102,870
SAST SA Index Allocation 90/10 Portfolio Class 1	8,251,963	—	8,251,963	—	8,251,963	8,251,963
SAST SA Index Allocation 90/10 Portfolio Class 3	982,436,804	—	982,436,804	10,124	982,426,680	982,436,804
SAST SA International Index Portfolio Class 1	1,237,364	—	1,237,364	—	1,237,364	1,237,364
SAST SA International Index Portfolio Class 3	24,369,241	—	24,369,241	73,343	24,295,898	24,369,241
SAST SA Invesco Growth Opportunities Portfolio Class 1	6,657,277	—	6,657,277	52,438	6,604,839	6,657,277
SAST SA Invesco Growth Opportunities Portfolio Class 2	2,454,184	—	2,454,184	43,419	2,410,765	2,454,184
SAST SA Invesco Growth Opportunities Portfolio Class 3	118,232,347	—	118,232,347	32,598	118,199,749	118,232,347
SAST SA Janus Focused Growth Portfolio Class 1	14,807,099	—	14,807,099	137,607	14,669,492	14,807,099
SAST SA Janus Focused Growth Portfolio Class 2	7,854,945	—	7,854,945	68,244	7,786,701	7,854,945
SAST SA Janus Focused Growth Portfolio Class 3	130,910,041	—	130,910,041	93,567	130,816,474	130,910,041
SAST SA JPMorgan Diversified Balanced Portfolio Class 1	98,522,341	—	98,522,341	2,443,099	96,079,242	98,522,341
SAST SA JPMorgan Diversified Balanced Portfolio Class 2	18,185,518	(505)	18,185,013	280,440	17,904,573	18,185,013
SAST SA JPMorgan Diversified Balanced Portfolio Class 3	196,446,780	—	196,446,780	186,228	196,260,552	196,446,780
SAST SA JPMorgan Emerging Markets Portfolio Class 1	11,602,797	—	11,602,797	123,807	11,478,990	11,602,797
SAST SA JPMorgan Emerging Markets Portfolio Class 2	2,234,311	—	2,234,311	16,418	2,217,893	2,234,311
SAST SA JPMorgan Emerging Markets Portfolio Class 3	90,078,196	67	90,078,263	134,299	89,943,964	90,078,263
SAST SA JPMorgan Equity-Income Portfolio Class 1	104,992,283	—	104,992,283	1,517,637	103,474,646	104,992,283
SAST SA JPMorgan Equity-Income Portfolio Class 2	9,289,921	—	9,289,921	43,080	9,246,841	9,289,921
SAST SA JPMorgan Equity-Income Portfolio Class 3	220,254,028	—	220,254,028	348,551	219,905,477	220,254,028
SAST SA JPMorgan Global Equities Portfolio Class 1	32,552,168	—	32,552,168	408,137	32,144,031	32,552,168
SAST SA JPMorgan Global Equities Portfolio Class 2	2,552,760	—	2,552,760	39,003	2,513,757	2,552,760
SAST SA JPMorgan Global Equities Portfolio Class 3	40,499,262	—	40,499,262	57,508	40,441,754	40,499,262
SAST SA JPMorgan Large Cap Core Portfolio Class 1	23,269,416	—	23,269,416	691,529	22,577,887	23,269,416
SAST SA JPMorgan Large Cap Core Portfolio Class 2	3,289,821	—	3,289,821	51,227	3,238,594	3,289,821
SAST SA JPMorgan Large Cap Core Portfolio Class 3	69,049,123	—	69,049,123	194,272	68,854,851	69,049,123
SAST SA JPMorgan MFS Core Bond Portfolio Class 1	28,697,011	—	28,697,011	914,366	27,782,645	28,697,011
SAST SA JPMorgan MFS Core Bond Portfolio Class 2	5,561,415	—	5,561,415	86,980	5,474,435	5,561,415
SAST SA JPMorgan MFS Core Bond Portfolio Class 3	574,432,497	—	574,432,497	225,908	574,206,589	574,432,497
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1	60,467,720	—	60,467,720	952,588	59,515,132	60,467,720
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 2	14,730,970	—	14,730,970	44,501	14,686,469	14,730,970
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3	303,046,413	—	303,046,413	180,032	302,866,381	303,046,413
SAST SA Large Cap Growth Index Portfolio Class 1	928,374	—	928,374	—	928,374	928,374
SAST SA Large Cap Growth Index Portfolio Class 3	42,231,707	—	42,231,707	9,485	42,222,222	42,231,707
SAST SA Large Cap Index Portfolio Class 1	3,577,521	—	3,577,521	—	3,577,521	3,577,521
SAST SA Large Cap Index Portfolio Class 3	89,600,035	—	89,600,035	226,363	89,373,672	89,600,035
SAST SA Large Cap Value Index Portfolio Class 1	559,249	—	559,249	—	559,249	559,249
SAST SA Large Cap Value Index Portfolio Class 3	50,705,716	—	50,705,716	11,363	50,694,353	50,705,716
SAST SA MFS Blue Chip Growth Portfolio Class 1	9,464,669	—	9,464,669	82,423	9,382,246	9,464,669
SAST SA MFS Blue Chip Growth Portfolio Class 2	3,049,258	—	3,049,258	—	3,049,258	3,049,258
SAST SA MFS Blue Chip Growth Portfolio Class 3	132,058,477	—	132,058,477	194,436	131,864,041	132,058,477
SAST SA MFS Massachusetts Investors Trust Portfolio Class 1	40,336,696	—	40,336,696	1,107,957	39,228,739	40,336,696
SAST SA MFS Massachusetts Investors Trust Portfolio Class 2	6,275,121	—	6,275,121	41,658	6,233,463	6,275,121
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	184,841,602	—	184,841,602	148,879	184,692,723	184,841,602
SAST SA MFS Total Return Portfolio Class 1	82,542,643	—	82,542,643	1,086,835	81,455,808	82,542,643
SAST SA MFS Total Return Portfolio Class 2	17,477,090	—	17,477,090	105,011	17,372,079	17,477,090
SAST SA MFS Total Return Portfolio Class 3	203,792,880	—	203,792,880	576,625	203,216,255	203,792,880
SAST SA Mid Cap Index Portfolio Class 1	634,394	—	634,394	—	634,394	634,394
SAST SA Mid Cap Index Portfolio Class 3	63,109,847	—	63,109,847	—	63,109,847	63,109,847

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2023

Sub-accounts	Investments at Fair Value	Due from (to) General Account, Net	Net Assets	Contract Owners - Annuity Reserves	Contract Owners - Accumulation Reserves	Net Assets Attributable to Contract Owner Reserves
SAST SA Morgan Stanley International Equities Portfolio Class 1	$19,891,773	$—	$19,891,773	$360,714	$19,531,059	$19,891,773
SAST SA Morgan Stanley International Equities Portfolio Class 2	5,929,755	—	5,929,755	83,168	5,846,587	5,929,755
SAST SA Morgan Stanley International Equities Portfolio Class 3	89,620,832	174	89,621,006	117,729	89,503,277	89,621,006
SAST SA PIMCO RAE International Value Portfolio Class 1	122,721	—	122,721	—	122,721	122,721
SAST SA PIMCO RAE International Value Portfolio Class 2	7,799,966	—	7,799,966	93,465	7,706,501	7,799,966
SAST SA PIMCO RAE International Value Portfolio Class 3	244,245,523	—	244,245,523	290,006	243,955,517	244,245,523
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 1	49,517	—	49,517	—	49,517	49,517
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3	829,333,488	—	829,333,488	104,840	829,228,648	829,333,488
SAST SA PineBridge High-Yield Bond Portfolio Class 1	24,813,513	—	24,813,513	384,457	24,429,056	24,813,513
SAST SA PineBridge High-Yield Bond Portfolio Class 2	5,484,706	1,717	5,486,423	103,168	5,383,255	5,486,423
SAST SA PineBridge High-Yield Bond Portfolio Class 3	77,925,307	—	77,925,307	235,167	77,690,140	77,925,307
SAST SA Putnam International Growth and Income Portfolio Class 1	19,803,622	—	19,803,622	244,279	19,559,343	19,803,622
SAST SA Putnam International Growth and Income Portfolio Class 2	4,739,973	—	4,739,973	5,395	4,734,578	4,739,973
SAST SA Putnam International Growth and Income Portfolio Class 3	80,469,465	365	80,469,830	155,856	80,313,974	80,469,830
SAST SA Schroders VCP Global Allocation Portfolio Class 1	258,457	—	258,457	—	258,457	258,457
SAST SA Schroders VCP Global Allocation Portfolio Class 3	397,346,252	—	397,346,252	7,499	397,338,753	397,346,252
SAST SA Small Cap Index Portfolio Class 1	591,746	—	591,746	—	591,746	591,746
SAST SA Small Cap Index Portfolio Class 3	52,233,727	—	52,233,727	64,581	52,169,146	52,233,727
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 1	543,699	—	543,699	—	543,699	543,699
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3	432,086,938	—	432,086,938	—	432,086,938	432,086,938
SAST SA T. Rowe Price VCP Balanced Portfolio Class 1	248,799	—	248,799	—	248,799	248,799
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3	1,167,348,192	—	1,167,348,192	131,118	1,167,217,074	1,167,348,192
SAST SA VCP Dynamic Allocation Portfolio Class 1	518,327	—	518,327	—	518,327	518,327
SAST SA VCP Dynamic Allocation Portfolio Class 3	5,992,757,449	—	5,992,757,449	1,617,478	5,991,139,971	5,992,757,449
SAST SA VCP Dynamic Strategy Portfolio Class 1	718,731	—	718,731	—	718,731	718,731
SAST SA VCP Dynamic Strategy Portfolio Class 3	4,659,394,020	—	4,659,394,020	666,438	4,658,727,582	4,659,394,020
SAST SA VCP Index Allocation Portfolio Class 1	527,346	—	527,346	—	527,346	527,346
SAST SA VCP Index Allocation Portfolio Class 3	409,278,449	—	409,278,449	3,086	409,275,363	409,278,449
SAST SA Wellington Capital Appreciation Portfolio Class 1	343,827,507	—	343,827,507	5,148,867	338,678,640	343,827,507
SAST SA Wellington Capital Appreciation Portfolio Class 2	44,965,351	22,718	44,988,069	791,338	44,196,731	44,988,069
SAST SA Wellington Capital Appreciation Portfolio Class 3	994,324,274	—	994,324,274	3,441,486	990,882,788	994,324,274
SAST SA Wellington Government and Quality Bond Portfolio Class 1	40,621,827	—	40,621,827	619,289	40,002,538	40,621,827
SAST SA Wellington Government and Quality Bond Portfolio Class 2	13,709,544	904	13,710,448	209,157	13,501,291	13,710,448
SAST SA Wellington Government and Quality Bond Portfolio Class 3	360,542,858	432	360,543,290	898,642	359,644,648	360,543,290
SAST SA Wellington Strategic Multi-Asset Portfolio Class 1	11,059,022	—	11,059,022	391,515	10,667,507	11,059,022
SAST SA Wellington Strategic Multi-Asset Portfolio Class 3	117,161,305	—	117,161,305	64,198	117,097,107	117,161,305
VALIC Company I International Equities Index Fund	4,401,231	—	4,401,231	—	4,401,231	4,401,231
VALIC Company I International Socially Responsible Fund	1,054,525	—	1,054,525	—	1,054,525	1,054,525
VALIC Company I Mid Cap Index Fund	3,916,509	—	3,916,509	—	3,916,509	3,916,509
VALIC Company I Nasdaq-100 Index Fund	3,743,837	—	3,743,837	—	3,743,837	3,743,837
VALIC Company I Small Cap Index Fund	2,897,663	—	2,897,663	—	2,897,663	2,897,663
VALIC Company I Stock Index Fund	12,066,957	—	12,066,957	—	12,066,957	12,066,957

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

SCHEDULE OF PORTFOLIO INVESTMENTS

December 31, 2023

Sub-accounts	Shares	Net Asset Value per Share	Shares at Fair Value	Cost of Shares Held	Level*
American Funds IS American High-Income Trust Class 3	927,255	$8.99	$8,336,018	$9,175,701	1
American Funds IS Asset Allocation Fund Class 2	1,969,766	23.53	46,348,594	45,466,125	1
American Funds IS Asset Allocation Fund Class 3	1,254,506	23.90	29,982,685	28,771,316	1
American Funds IS Capital Income Builder Class 4	235,447	11.60	2,731,185	2,402,880	1
American Funds IS Global Growth Fund Class 2	4,318,650	33.44	144,415,664	128,413,368	1
American Funds IS Growth Fund Class 2	2,956,846	98.20	290,362,249	247,977,311	1
American Funds IS Growth Fund Class 3	2,348,461	100.54	236,114,254	192,368,606	1
American Funds IS Growth-Income Fund Class 2	3,936,574	58.30	229,502,280	191,317,495	1
American Funds IS Growth-Income Fund Class 3	2,387,497	59.40	141,817,300	114,431,408	1
American Funds IS International Fund Class 3	940,752	17.56	16,519,604	17,724,619	1
American Funds IS U.S. Government Securities Fund Class 3	593,267	9.94	5,897,074	7,244,039	1
American Funds IS Ultra-Short Bond Fund Class 3	383,442	11.13	4,267,706	4,261,949	1
BlackRock 60/40 Target Allocation ETF V.I. Fund Class III	29,166	13.15	383,529	344,734	1
BlackRock Global Allocation V.I. Fund Class III	45,278	13.03	589,977	658,712	1
Columbia VP Dividend Opportunity Fund Class 1	38,920	39.24	1,527,234	670,218	1
Columbia VP Emerging Markets Bond Fund Class 2	9,748	7.85	76,520	95,104	1
Columbia VP Income Opportunities Fund Class 1	913,408	6.35	5,800,141	6,533,576	1
Columbia VP Large Cap Growth Fund Class 1	569,907	37.28	21,246,132	8,841,182	1
Columbia VP Limited Duration Credit Fund Class 2	24,399	9.43	230,079	234,125	1
Columbia VP Overseas Core Fund Class 2	89,872	13.22	1,188,110	1,118,775	1
Columbia VP Select Mid Cap Growth Opportunity Fund Class 1	7,242	45.40	328,775	156,944	1
Columbia VP Small Company Growth Fund Class 1	28,355	11.65	330,340	292,628	1
CTIVP® Principal Blue Chip Growth Fund Class 1	29,228	59.01	1,724,732	833,844	1
Delaware Ivy VIP Asset Strategy Class II	21,811	8.76	191,066	199,355	1
FTVIP Franklin Allocation VIP Fund Class 1	3,181	4.95	15,746	17,858	1
FTVIP Franklin Allocation VIP Fund Class 2	6,386,072	4.90	31,291,752	32,510,812	1
FTVIP Franklin Income VIP Fund Class 1	70,858	14.91	1,056,491	1,153,384	1
FTVIP Franklin Income VIP Fund Class 2	9,350,513	14.20	132,777,279	139,194,958	1
FTVIP Franklin Strategic Income VIP Fund Class 2	111,864	9.01	1,007,898	1,138,679	1
Goldman Sachs VIT Government Money Market Fund Institutional Shares	10,187,808	1.00	10,187,808	10,187,808	1
Goldman Sachs VIT Government Money Market Fund Service Shares	315,699,258	1.00	315,699,258	315,699,263	1
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Advisor Shares	32,422	8.84	286,612	291,963	1
Goldman Sachs VIT Trend Driven Allocation Fund Service Shares	1,546	11.35	17,542	18,567	1
Invesco V.I. American Franchise Fund Series I	1,016	58.96	59,874	65,240	1
Invesco V.I. American Franchise Fund Series II	2,308,118	53.21	122,814,939	138,318,061	1
Invesco V.I. Balanced-Risk Allocation Fund Series II	68,293	8.48	579,123	670,059	1
Invesco V.I. Comstock Fund Series I	43,444	19.67	854,543	851,448	1
Invesco V.I. Comstock Fund Series II	16,085,938	19.58	314,962,675	276,249,772	1
Invesco V.I. Growth and Income Fund Series I	56,456	18.86	1,064,759	1,058,706	1
Invesco V.I. Growth and Income Fund Series II	17,478,421	18.87	329,817,801	315,786,537	1
Lord Abbett Bond Debenture Portfolio Class VC	82,084	10.32	847,107	978,820	1
Lord Abbett Fundamental Equity Portfolio Class VC	3,009	16.79	50,519	48,567	1
Lord Abbett Growth and Income Portfolio Class VC	3,902,134	36.06	140,710,949	131,546,185	1
Lord Abbett Mid Cap Stock Portfolio Class VC	420,176	25.79	10,836,343	10,004,286	1
Lord Abbett Short Duration Income Portfolio Class VC	143,237	13.03	1,866,383	2,000,253	1
Morgan Stanley VIF Global Infrastructure Portfolio Class II	119,000	6.04	718,761	863,518	1
Neuberger Berman AMT US Equity Index PutWrite Strategy Portfolio Class S	35,192	9.43	331,856	326,715	1
PIMCO All Asset Portfolio Advisor Class	1,145	9.20	10,532	12,819	1
PIMCO Dynamic Bond Portfolio Advisor Class	62,033	8.68	538,447	610,273	1
PIMCO Emerging Markets Bond Portfolio Advisor Class	373,147	10.55	3,936,703	4,071,508	1
PIMCO Total Return Portfolio Advisor Class	23,710,905	9.18	217,666,112	243,234,094	1
PIMCO Total Return Portfolio Institutional Class	130,560	9.18	1,198,544	1,253,688	1
PVC Core Plus Bond Account Class 1	288,564	9.63	2,778,868	3,277,902	1
PVC Diversified International Account Class 1	39,707	15.49	615,068	389,204	1
PVC Equity Income Account Class 1	335,140	27.51	9,219,700	8,038,978	1
PVC Equity Income Account Class 2	205,778	27.11	5,578,629	4,622,175	1
PVC Government & High Quality Bond Account Class 1	128,351	8.42	1,080,712	1,260,118	1
PVC Large Cap Growth Account I Class 1	30,813	40.42	1,245,468	1,160,941	1
PVC MidCap Account Class 1	24,722	63.03	1,558,244	1,356,687	1
PVC MidCap Account Class 2	9,007	61.99	558,315	502,151	1
PVC Principal Capital Appreciation Account Class 1	314,183	35.30	11,090,675	8,490,269	1
PVC Principal Capital Appreciation Account Class 2	52,849	34.55	1,825,928	1,410,071	1
PVC Real Estate Securities Account Class 1	19,387	18.12	351,296	379,174	1
PVC Real Estate Securities Account Class 2	10,854	18.15	196,993	216,680	1
PVC SAM Balanced Portfolio Class 1	1,447,532	13.77	19,932,514	20,327,264	1
PVC SAM Balanced Portfolio Class 2	1,347,839	13.52	18,222,782	19,319,592	1

* Represents the level within the fair value hierarchy under which the portfolio is classified as defined in ASC 820 and described in Note 3 to the financial statements.

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

SCHEDULE OF PORTFOLIO INVESTMENTS

December 31, 2023

Sub-accounts	Shares	Net Asset Value per Share	Shares at Fair Value	Cost of Shares Held	Level*
PVC SAM Conservative Balanced Portfolio Class 1	188,658	$11.05	$2,084,668	$2,212,812	1
PVC SAM Conservative Balanced Portfolio Class 2	134,379	10.86	1,459,352	1,580,236	1
PVC SAM Conservative Growth Portfolio Class 1	530,125	19.62	10,401,056	9,445,465	1
PVC SAM Conservative Growth Portfolio Class 2	584,423	19.21	11,226,758	10,596,795	1
PVC SAM Flexible Income Portfolio Class 1	184,896	10.75	1,987,633	2,147,372	1
PVC SAM Flexible Income Portfolio Class 2	240,345	10.60	2,547,659	2,818,915	1
PVC SAM Strategic Growth Portfolio Class 1	137,601	22.88	3,148,320	2,637,027	1
PVC SAM Strategic Growth Portfolio Class 2	197,974	22.43	4,440,550	3,833,817	1
PVC Short-Term Income Account Class 1	298,207	2.50	745,516	760,662	1
PVC SmallCap Account Class 1	23,449	15.02	352,200	339,149	1
PVC SmallCap Account Class 2	14,489	14.89	215,744	210,666	1
SST SA Allocation Balanced Portfolio Class 1	4,179	8.87	37,066	44,325	1
SST SA Allocation Balanced Portfolio Class 3	16,823,173	8.88	149,389,773	168,181,844	1
SST SA Allocation Growth Portfolio Class 1	80,752	13.80	1,114,384	1,168,576	1
SST SA Allocation Growth Portfolio Class 3	20,223,938	13.71	277,270,186	294,131,873	1
SST SA Allocation Moderate Growth Portfolio Class 1	36,120	9.46	341,693	369,740	1
SST SA Allocation Moderate Growth Portfolio Class 3	23,838,735	9.43	224,799,270	250,208,333	1
SST SA Allocation Moderate Portfolio Class 1	21,922	9.37	205,411	224,336	1
SST SA Allocation Moderate Portfolio Class 3	18,664,559	9.34	174,326,977	196,207,736	1
SST SA American Century Inflation Protection Portfolio Class 1	19,479	8.67	168,881	191,370	1
SST SA American Century Inflation Protection Portfolio Class 3	32,230,577	8.57	276,216,043	310,345,175	1
SST SA Columbia Focused Value Portfolio Class 3	1,153	19.16	22,090	22,708	1
SST SA Multi-Managed Diversified Fixed Income Portfolio Class 3	16,425	10.04	164,907	191,316	1
SST SA Multi-Managed International Equity Portfolio Class 3	32,367	8.63	279,330	292,225	1
SST SA Multi-Managed Large Cap Growth Portfolio Class 3	60,552	10.72	649,113	862,883	1
SST SA Multi-Managed Large Cap Value Portfolio Class 3	13,512	12.88	174,033	200,010	1
SST SA Multi-Managed Mid Cap Growth Portfolio Class 3	23,415	9.78	229,003	317,097	1
SST SA Multi-Managed Mid Cap Value Portfolio Class 3	18,733	15.87	297,291	305,595	1
SST SA Multi-Managed Small Cap Portfolio Class 3	17,476	9.82	171,611	204,804	1
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 1	40,879	12.07	493,406	484,920	1
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3	8,153,398	12.01	97,922,305	99,354,331	1
SST SA T. Rowe Price Growth Stock Portfolio Class 3	21,964	17.13	376,248	442,844	1
SAST SA AB Growth Portfolio Class 1	7,682,312	54.64	419,761,554	362,800,673	1
SAST SA AB Growth Portfolio Class 2	899,020	53.36	47,971,711	42,726,231	1
SAST SA AB Growth Portfolio Class 3	9,692,622	51.82	502,271,679	498,498,681	1
SAST SA AB Small & Mid Cap Value Portfolio Class 1	72,478	12.79	926,997	1,016,387	1
SAST SA AB Small & Mid Cap Value Portfolio Class 2	699,686	12.79	8,948,981	9,725,206	1
SAST SA AB Small & Mid Cap Value Portfolio Class 3	25,542,390	12.58	321,323,270	319,296,998	1
SAST SA American Funds Asset Allocation Portfolio Class 1	531,348	15.07	8,007,409	8,359,734	1
SAST SA American Funds Asset Allocation Portfolio Class 3	106,539,819	14.99	1,597,031,887	1,602,500,256	1
SAST SA American Funds Global Growth Portfolio Class 1	126,298	11.07	1,398,121	1,585,868	1
SAST SA American Funds Global Growth Portfolio Class 3	31,606,012	11.05	349,246,435	352,369,625	1
SAST SA American Funds Growth Portfolio Class 1	326,668	13.48	4,403,486	3,861,564	1
SAST SA American Funds Growth Portfolio Class 3	61,207,978	13.42	821,411,071	832,804,317	1
SAST SA American Funds Growth-Income Portfolio Class 1	191,927	12.54	2,406,761	2,323,236	1
SAST SA American Funds Growth-Income Portfolio Class 3	31,494,953	12.47	392,742,058	361,328,731	1
SAST SA American Funds VCP Managed Allocation Portfolio Class 1	54,758	14.99	820,820	849,426	1
SAST SA American Funds VCP Managed Allocation Portfolio Class 3	108,791,760	14.93	1,624,260,974	1,523,103,370	1
SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 1	13,613	15.59	212,225	196,205	1
SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 3	3,031,785	15.55	47,144,259	48,050,620	1
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 1	41,493	9.75	404,560	465,240	1
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3	60,671,652	9.71	589,121,744	656,822,063	1
SAST SA DFA Ultra Short Bond Portfolio Class 1	1,829,879	10.62	19,433,316	19,182,764	1
SAST SA DFA Ultra Short Bond Portfolio Class 2	639,988	10.46	6,694,276	6,630,943	1
SAST SA DFA Ultra Short Bond Portfolio Class 3	16,981,924	10.34	175,593,096	172,825,706	1
SAST SA Emerging Markets Equity Index Portfolio Class 1	13,618	13.74	187,115	193,034	1
SAST SA Emerging Markets Equity Index Portfolio Class 3	1,166,443	13.64	15,910,282	17,577,685	1
SAST SA Federated Hermes Corporate Bond Portfolio Class 1	2,995,862	11.57	34,662,124	39,315,105	1
SAST SA Federated Hermes Corporate Bond Portfolio Class 2	906,668	11.58	10,499,219	12,031,912	1
SAST SA Federated Hermes Corporate Bond Portfolio Class 3	65,495,421	11.47	751,232,474	842,205,931	1
SAST SA Fidelity Institutional AM® International Growth Portfolio Class 1	22,140	17.18	380,363	360,520	1
SAST SA Fidelity Institutional AM® International Growth Portfolio Class 3	722,660	17.05	12,321,355	12,118,082	1
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1	1,164,526	12.05	14,032,537	14,922,776	1
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 2	255,431	12.03	3,072,833	2,944,793	1
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	10,576,157	11.91	125,962,031	130,495,076	1
SAST SA Fixed Income Index Portfolio Class 1	5,410	9.49	51,337	52,813	1

* Represents the level within the fair value hierarchy under which the portfolio is classified as defined in ASC 820 and described in Note 3 to the financial statements.

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

SCHEDULE OF PORTFOLIO INVESTMENTS

December 31, 2023

Sub-accounts	Shares	Net Asset Value per Share	Shares at Fair Value	Cost of Shares Held	Level*
SAST SA Fixed Income Index Portfolio Class 3	7,708,827	$9.43	$72,694,238	$79,659,120	1
SAST SA Fixed Income Intermediate Index Portfolio Class 1	3,308	9.90	32,753	32,208	1
SAST SA Fixed Income Intermediate Index Portfolio Class 3	3,695,801	9.85	36,403,641	37,553,496	1
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 1	14,718,050	18.01	265,072,079	278,719,161	1
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 2	2,095,945	18.04	37,810,840	39,255,274	1
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 3	17,715,788	17.86	316,403,982	329,069,609	1
SAST SA Franklin Small Company Value Portfolio Class 1	8,800	15.74	138,512	153,904	1
SAST SA Franklin Small Company Value Portfolio Class 3	8,828,350	15.46	136,486,296	145,544,740	1
SAST SA Franklin Systematic U.S. Large Cap Core Portfolio Class 1	11,103	17.88	198,513	200,168	1
SAST SA Franklin Systematic U.S. Large Cap Core Portfolio Class 3	697,190	17.75	12,375,121	12,836,539	1
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 1	1,795,079	10.98	19,709,969	21,816,551	1
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 2	424,112	10.95	4,644,023	5,262,264	1
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 3	15,015,360	10.75	161,415,122	182,701,494	1
SAST SA Franklin Tactical Opportunities Portfolio Class 1	13,114	11.69	153,306	143,600	1
SAST SA Franklin Tactical Opportunities Portfolio Class 3	6,609,466	11.67	77,132,468	73,058,314	1
SAST SA Global Index Allocation 60/40 Portfolio Class 1	3,006	16.98	51,039	50,058	1
SAST SA Global Index Allocation 60/40 Portfolio Class 3	3,827,019	16.97	64,944,519	63,215,133	1
SAST SA Global Index Allocation 75/25 Portfolio Class 1	21,400	17.65	377,710	351,522	1
SAST SA Global Index Allocation 75/25 Portfolio Class 3	4,006,991	17.64	70,683,314	67,153,809	1
SAST SA Global Index Allocation 90/10 Portfolio Class 1	227,050	18.48	4,195,883	3,567,347	1
SAST SA Global Index Allocation 90/10 Portfolio Class 3	14,117,646	18.38	259,482,336	234,626,255	1
SAST SA Goldman Sachs Global Bond Portfolio Class 1	1,213,725	9.51	11,542,525	13,581,644	1
SAST SA Goldman Sachs Global Bond Portfolio Class 2	304,786	9.38	2,858,895	3,366,047	1
SAST SA Goldman Sachs Global Bond Portfolio Class 3	19,060,149	9.25	176,306,380	205,312,002	1
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 1	600	10.56	6,332	6,267	1
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	2,860,276	10.51	30,061,501	30,712,612	1
SAST SA Index Allocation 60/40 Portfolio Class 1	27,458	12.91	354,489	386,213	1
SAST SA Index Allocation 60/40 Portfolio Class 3	14,253,999	12.88	183,591,502	173,258,779	1
SAST SA Index Allocation 80/20 Portfolio Class 1	219,449	14.35	3,149,099	2,801,761	1
SAST SA Index Allocation 80/20 Portfolio Class 3	24,499,851	14.29	350,102,870	311,145,675	1
SAST SA Index Allocation 90/10 Portfolio Class 1	548,303	15.05	8,251,963	7,851,138	1
SAST SA Index Allocation 90/10 Portfolio Class 3	65,495,787	15.00	982,436,804	838,692,467	1
SAST SA International Index Portfolio Class 1	96,896	12.77	1,237,364	1,152,395	1
SAST SA International Index Portfolio Class 3	1,923,381	12.67	24,369,241	23,070,164	1
SAST SA Invesco Growth Opportunities Portfolio Class 1	1,072,025	6.21	6,657,277	9,224,964	1
SAST SA Invesco Growth Opportunities Portfolio Class 2	437,466	5.61	2,454,184	3,463,431	1
SAST SA Invesco Growth Opportunities Portfolio Class 3	22,520,447	5.25	118,232,347	160,339,706	1
SAST SA Janus Focused Growth Portfolio Class 1	885,592	16.72	14,807,099	13,249,600	1
SAST SA Janus Focused Growth Portfolio Class 2	493,711	15.91	7,854,945	6,469,384	1
SAST SA Janus Focused Growth Portfolio Class 3	8,539,468	15.33	130,910,041	132,540,699	1
SAST SA JPMorgan Diversified Balanced Portfolio Class 1	5,541,189	17.78	98,522,341	116,573,627	1
SAST SA JPMorgan Diversified Balanced Portfolio Class 2	1,026,850	17.71	18,185,518	20,992,581	1
SAST SA JPMorgan Diversified Balanced Portfolio Class 3	11,174,447	17.58	196,446,780	214,460,832	1
SAST SA JPMorgan Emerging Markets Portfolio Class 1	1,576,467	7.36	11,602,797	12,947,178	1
SAST SA JPMorgan Emerging Markets Portfolio Class 2	304,817	7.33	2,234,311	2,513,182	1
SAST SA JPMorgan Emerging Markets Portfolio Class 3	12,407,465	7.26	90,078,196	100,936,603	1
SAST SA JPMorgan Equity-Income Portfolio Class 1	3,299,569	31.82	104,992,283	107,713,656	1
SAST SA JPMorgan Equity-Income Portfolio Class 2	292,412	31.77	9,289,921	9,946,513	1
SAST SA JPMorgan Equity-Income Portfolio Class 3	7,001,082	31.46	220,254,028	240,793,855	1
SAST SA JPMorgan Global Equities Portfolio Class 1	1,724,161	18.88	32,552,168	30,506,496	1
SAST SA JPMorgan Global Equities Portfolio Class 2	135,497	18.84	2,552,760	2,287,015	1
SAST SA JPMorgan Global Equities Portfolio Class 3	2,176,210	18.61	40,499,262	40,282,147	1
SAST SA JPMorgan Large Cap Core Portfolio Class 1	1,119,260	20.79	23,269,416	21,027,295	1
SAST SA JPMorgan Large Cap Core Portfolio Class 2	158,164	20.80	3,289,821	3,021,625	1
SAST SA JPMorgan Large Cap Core Portfolio Class 3	3,348,648	20.62	69,049,123	68,557,213	1
SAST SA JPMorgan MFS Core Bond Portfolio Class 1	3,529,768	8.13	28,697,011	32,193,199	1
SAST SA JPMorgan MFS Core Bond Portfolio Class 2	685,748	8.11	5,561,415	6,244,537	1
SAST SA JPMorgan MFS Core Bond Portfolio Class 3	71,358,074	8.05	574,432,497	635,090,880	1
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1	3,563,213	16.97	60,467,720	80,877,524	1
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 2	943,084	15.62	14,730,970	17,500,866	1
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3	20,489,954	14.79	303,046,413	391,702,338	1
SAST SA Large Cap Growth Index Portfolio Class 1	41,970	22.12	928,374	816,485	1
SAST SA Large Cap Growth Index Portfolio Class 3	1,922,244	21.97	42,231,707	43,276,596	1
SAST SA Large Cap Index Portfolio Class 1	106,569	33.57	3,577,521	3,096,214	1
SAST SA Large Cap Index Portfolio Class 3	2,685,047	33.37	89,600,035	85,903,771	1
SAST SA Large Cap Value Index Portfolio Class 1	30,510	18.33	559,249	524,745	1

* Represents the level within the fair value hierarchy under which the portfolio is classified as defined in ASC 820 and described in Note 3 to the financial statements.

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

SCHEDULE OF PORTFOLIO INVESTMENTS

December 31, 2023

Sub-accounts	Shares	Net Asset Value per Share	Shares at Fair Value	Cost of Shares Held	Level*
SAST SA Large Cap Value Index Portfolio Class 3	2,789,093	$18.18	$50,705,716	$49,787,659	1
SAST SA MFS Blue Chip Growth Portfolio Class 1	682,384	13.87	9,464,669	8,892,755	1
SAST SA MFS Blue Chip Growth Portfolio Class 2	221,764	13.75	3,049,258	2,776,697	1
SAST SA MFS Blue Chip Growth Portfolio Class 3	9,753,211	13.54	132,058,477	128,425,875	1
SAST SA MFS Massachusetts Investors Trust Portfolio Class 1	1,933,686	20.86	40,336,696	41,370,189	1
SAST SA MFS Massachusetts Investors Trust Portfolio Class 2	300,101	20.91	6,275,121	6,581,692	1
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	8,925,234	20.71	184,841,602	194,205,004	1
SAST SA MFS Total Return Portfolio Class 1	4,621,649	17.86	82,542,643	84,711,016	1
SAST SA MFS Total Return Portfolio Class 2	976,374	17.90	17,477,090	17,914,308	1
SAST SA MFS Total Return Portfolio Class 3	11,449,038	17.80	203,792,880	213,257,649	1
SAST SA Mid Cap Index Portfolio Class 1	45,805	13.85	634,394	636,169	1
SAST SA Mid Cap Index Portfolio Class 3	4,596,493	13.73	63,109,847	62,850,598	1
SAST SA Morgan Stanley International Equities Portfolio Class 1	2,085,091	9.54	19,891,773	18,885,417	1
SAST SA Morgan Stanley International Equities Portfolio Class 2	623,528	9.51	5,929,755	5,998,494	1
SAST SA Morgan Stanley International Equities Portfolio Class 3	9,453,674	9.48	89,620,832	88,741,277	1
SAST SA PIMCO RAE International Value Portfolio Class 1	9,037	13.58	122,721	120,659	1
SAST SA PIMCO RAE International Value Portfolio Class 2	573,527	13.60	7,799,966	8,187,895	1
SAST SA PIMCO RAE International Value Portfolio Class 3	18,012,207	13.56	244,245,523	239,622,554	1
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 1	5,245	9.44	49,517	59,423	1
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3	88,698,769	9.35	829,333,488	954,575,972	1
SAST SA PineBridge High-Yield Bond Portfolio Class 1	4,818,158	5.15	24,813,513	25,902,703	1
SAST SA PineBridge High-Yield Bond Portfolio Class 2	1,062,927	5.16	5,484,706	5,840,238	1
SAST SA PineBridge High-Yield Bond Portfolio Class 3	15,249,571	5.11	77,925,307	80,449,571	1
SAST SA Putnam International Growth and Income Portfolio Class 1	1,722,054	11.50	19,803,622	16,108,807	1
SAST SA Putnam International Growth and Income Portfolio Class 2	409,324	11.58	4,739,973	3,498,397	1
SAST SA Putnam International Growth and Income Portfolio Class 3	6,967,053	11.55	80,469,465	56,703,767	1
SAST SA Schroders VCP Global Allocation Portfolio Class 1	26,186	9.87	258,457	276,706	1
SAST SA Schroders VCP Global Allocation Portfolio Class 3	40,298,808	9.86	397,346,252	425,818,043	1
SAST SA Small Cap Index Portfolio Class 1	48,663	12.16	591,746	642,081	1
SAST SA Small Cap Index Portfolio Class 3	4,334,749	12.05	52,233,727	56,492,496	1
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 1	39,628	13.72	543,699	469,145	1
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3	31,539,193	13.70	432,086,938	389,653,769	1
SAST SA T. Rowe Price VCP Balanced Portfolio Class 1	22,394	11.11	248,799	288,254	1
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3	105,071,844	11.11	1,167,348,192	1,221,458,220	1
SAST SA VCP Dynamic Allocation Portfolio Class 1	47,993	10.80	518,327	621,057	1
SAST SA VCP Dynamic Allocation Portfolio Class 3	554,371,642	10.81	5,992,757,449	6,764,642,671	1
SAST SA VCP Dynamic Strategy Portfolio Class 1	64,518	11.14	718,731	872,891	1
SAST SA VCP Dynamic Strategy Portfolio Class 3	417,508,425	11.16	4,659,394,020	5,306,988,711	1
SAST SA VCP Index Allocation Portfolio Class 1	44,995	11.72	527,346	538,127	1
SAST SA VCP Index Allocation Portfolio Class 3	34,921,369	11.72	409,278,449	386,770,841	1
SAST SA Wellington Capital Appreciation Portfolio Class 1	10,747,968	31.99	343,827,507	411,863,314	1
SAST SA Wellington Capital Appreciation Portfolio Class 2	1,628,000	27.62	44,965,351	54,847,844	1
SAST SA Wellington Capital Appreciation Portfolio Class 3	40,013,049	24.85	994,324,274	1,212,239,783	1
SAST SA Wellington Government and Quality Bond Portfolio Class 1	3,079,744	13.19	40,621,827	46,571,386	1
SAST SA Wellington Government and Quality Bond Portfolio Class 2	1,034,683	13.25	13,709,544	15,697,318	1
SAST SA Wellington Government and Quality Bond Portfolio Class 3	27,396,874	13.16	360,542,858	412,469,180	1
SAST SA Wellington Strategic Multi-Asset Portfolio Class 1	1,314,985	8.41	11,059,022	10,002,567	1
SAST SA Wellington Strategic Multi-Asset Portfolio Class 3	14,048,118	8.34	117,161,305	122,115,994	1
VALIC Company I International Equities Index Fund	548,782	8.02	4,401,231	3,766,706	1
VALIC Company I International Socially Responsible Fund	43,811	24.07	1,054,525	1,036,729	1
VALIC Company I Mid Cap Index Fund	151,333	25.88	3,916,509	3,814,150	1
VALIC Company I Nasdaq-100 Index Fund	160,542	23.32	3,743,837	2,944,387	1
VALIC Company I Small Cap Index Fund	193,694	14.96	2,897,663	3,421,444	1
VALIC Company I Stock Index Fund	235,821	51.17	12,066,957	9,671,446	1

* Represents the level within the fair value hierarchy under which the portfolio is classified as defined in ASC 820 and described in Note 3 to the financial statements.

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	American Funds IS American High-Income Trust Class 3	American Funds IS Asset Allocation Fund Class 2	American Funds IS Asset Allocation Fund Class 3	American Funds IS Capital Income Builder Class 4	American Funds IS Global Growth Fund Class 2
For the Year Ended December 31, 2023
From operations:
Dividends	$556,069	$996,493	$644,085	$68,133	$1,241,091
Mortality and expense risk and administrative charges	(106,582)	(698,338)	(371,553)	(28,483)	(2,188,821)
Net investment income (loss)	449,487	298,155	272,532	39,650	(947,730)
Net realized gain (loss)	(222,584)	241,823	60,541	23,601	3,385,465
Capital gain distribution from mutual funds	—	1,773,848	1,096,774	—	10,879,347
Change in unrealized appreciation (depreciation) of investments	631,433	3,046,186	2,066,682	123,960	13,118,625
Increase (decrease) in net assets from operations	858,336	5,360,012	3,496,529	187,211	26,435,707

From contract transactions:
Payments received from contract owners	1,200	361,641	10,902	—	652,872
Payments for contract benefits or terminations	(736,400)	(5,217,412)	(1,777,883)	(52,994)	(15,057,329)
Transfers between sub-accounts (including fixed account), net	(244,452)	(139,361)	56,977	96,063	(2,375,983)
Contract maintenance charges	(1,834)	(27,496)	(5,207)	(74)	(178,895)
Adjustments to net assets allocated to contracts in payout period	(3,056)	(24,766)	(5,413)	—	(8,123)
Increase (decrease) in net assets from contract transactions	(984,542)	(5,047,394)	(1,720,624)	42,995	(16,967,458)

Increase (decrease) in net assets	(126,206)	312,618	1,775,905	230,206	9,468,249
Net assets at beginning of period	8,462,224	46,035,976	28,206,780	2,500,979	134,947,415
Net assets at end of period	$8,336,018	$46,348,594	$29,982,685	$2,731,185	$144,415,664

Beginning units	72,169	1,363,175	269,354	199,285	2,415,476
Units issued	1,665	25,319	4,605	17,363	37,991
Units redeemed	(9,836)	(168,419)	(20,336)	(14,309)	(311,998)
Ending units	63,998	1,220,075	253,623	202,339	2,141,469

For the Year Ended December 31, 2022
From operations:
Dividends	$694,532	$927,444	$584,775	$69,117	$976,586
Mortality and expense risk and administrative charges	(119,012)	(775,719)	(400,161)	(30,695)	(2,336,817)
Net investment income (loss)	575,520	151,725	184,614	38,422	(1,360,231)
Net realized gain (loss)	(97,069)	716,480	649,752	48,436	4,154,706
Capital gain distribution from mutual funds	—	5,282,677	3,173,999	—	16,984,006
Change in unrealized appreciation (depreciation) of investments	(1,538,077)	(14,834,620)	(9,207,387)	(340,878)	(71,493,995)
Increase (decrease) in net assets from operations	(1,059,626)	(8,683,738)	(5,199,022)	(254,020)	(51,715,514)

From contract transactions:
Payments received from contract owners	13,258	1,101,575	100,206	15,609	1,617,035
Payments for contract benefits or terminations	(879,643)	(5,818,538)	(2,466,125)	(132,975)	(16,837,134)
Transfers between sub-accounts (including fixed account), net	18,685	(474,291)	(506,879)	(196,110)	(1,188,426)
Contract maintenance charges	(2,115)	(29,652)	(5,738)	(80)	(193,555)
Adjustments to net assets allocated to contracts in payout period	16,349	12,897	27,725	—	79,097
Increase (decrease) in net assets from contract transactions	(833,466)	(5,208,009)	(2,850,811)	(313,556)	(16,522,983)

Increase (decrease) in net assets	(1,893,092)	(13,891,747)	(8,049,833)	(567,576)	(68,238,497)
Net assets at beginning of period	10,355,316	59,927,723	36,256,613	3,068,555	203,185,912
Net assets at end of period	$8,462,224	$46,035,976	$28,206,780	$2,500,979	$134,947,415

Beginning units	79,121	1,512,729	296,081	224,159	2,694,890
Units issued	4,274	50,745	4,886	1,828	91,225
Units redeemed	(11,226)	(200,299)	(31,613)	(26,702)	(370,639)
Ending units	72,169	1,363,175	269,354	199,285	2,415,476

 The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	American Funds IS Growth Fund Class 2	American Funds IS Growth Fund Class 3	American Funds IS Growth- Income Fund Class 2	American Funds IS Growth- Income Fund Class 3	American Funds IS International Fund Class 3
For the Year Ended December 31, 2023
From operations:
Dividends	$966,204	$882,947	$2,929,578	$1,848,072	$218,805
Mortality and expense risk and administrative charges	(4,199,940)	(2,771,868)	(3,377,998)	(1,714,807)	(211,286)
Net investment income (loss)	(3,233,736)	(1,888,921)	(448,420)	133,265	7,519
Net realized gain (loss)	10,474,828	5,368,256	5,461,064	1,753,148	(165,620)
Capital gain distribution from mutual funds	15,332,580	11,837,189	11,526,243	6,857,393	—
Change in unrealized appreciation (depreciation) of investments	60,922,108	51,100,624	30,726,434	20,421,647	2,343,061
Increase (decrease) in net assets from operations	83,495,780	66,417,148	47,265,321	29,165,453	2,184,960

From contract transactions:
Payments received from contract owners	1,586,343	195,034	2,045,596	94,760	255,728
Payments for contract benefits or terminations	(28,828,108)	(18,509,240)	(26,238,481)	(12,023,597)	(1,509,149)
Transfers between sub-accounts (including fixed account), net	(8,332,223)	164,142	(2,132,186)	(91,614)	117,139
Contract maintenance charges	(243,408)	(31,278)	(192,962)	(25,708)	(3,371)
Adjustments to net assets allocated to contracts in payout period	(10,842)	(33,363)	(20,364)	(26,878)	(921)
Increase (decrease) in net assets from contract transactions	(35,828,238)	(18,214,705)	(26,538,397)	(12,073,037)	(1,140,574)

Increase (decrease) in net assets	47,667,542	48,202,443	20,726,924	17,092,416	1,044,386
Net assets at beginning of period	242,695,335	187,911,811	208,775,356	124,724,884	15,475,218
Net assets at end of period	$290,362,877	$236,114,254	$229,502,280	$141,817,300	$16,519,604

Beginning units	3,660,475	297,600	4,482,042	348,371	237,462
Units issued	91,323	5,307	108,502	2,101	7,258
Units redeemed	(539,703)	(29,516)	(623,838)	(32,550)	(23,299)
Ending units	3,212,095	273,391	3,966,706	317,922	221,421

For the Year Ended December 31, 2022
From operations:
Dividends	$888,346	$821,251	$2,897,187	$1,776,178	$298,437
Mortality and expense risk and administrative charges	(4,426,887)	(2,912,555)	(3,629,914)	(1,771,251)	(219,760)
Net investment income (loss)	(3,538,541)	(2,091,304)	(732,727)	4,927	78,677
Net realized gain (loss)	10,702,337	7,331,856	5,325,247	1,621,479	(127,777)
Capital gain distribution from mutual funds	40,915,162	31,549,264	23,153,445	13,249,082	2,328,264
Change in unrealized appreciation (depreciation) of investments	(162,697,569)	(126,631,142)	(77,824,517)	(43,345,146)	(6,815,615)
Increase (decrease) in net assets from operations	(114,618,611)	(89,841,326)	(50,078,552)	(28,469,658)	(4,536,451)

From contract transactions:
Payments received from contract owners	1,369,914	2,780,266	3,291,422	1,078,258	46,771
Payments for contract benefits or terminations	(28,217,287)	(21,508,494)	(27,531,270)	(12,321,062)	(974,269)
Transfers between sub-accounts (including fixed account), net	3,011,657	(5,370,736)	(5,177,331)	(1,861,744)	(133,406)
Contract maintenance charges	(268,032)	(32,990)	(214,493)	(27,538)	(3,572)
Adjustments to net assets allocated to contracts in payout period	29,859	264,886	27,968	158,570	5,319
Increase (decrease) in net assets from contract transactions	(24,073,889)	(23,867,068)	(29,603,704)	(12,973,516)	(1,059,157)

Increase (decrease) in net assets	(138,692,500)	(113,708,394)	(79,682,256)	(41,443,174)	(5,595,608)
Net assets at beginning of period	381,387,835	301,620,205	288,457,612	166,168,058	21,070,826
Net assets at end of period	$242,695,335	$187,911,811	$208,775,356	$124,724,884	$15,475,218

Beginning units	3,967,897	330,617	5,091,815	382,859	252,846
Units issued	204,572	7,986	171,050	5,955	3,636
Units redeemed	(511,994)	(41,003)	(780,823)	(40,443)	(19,020)
Ending units	3,660,475	297,600	4,482,042	348,371	237,462

 The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	American Funds IS U.S. Government Securities Fund Class 3	American Funds IS Ultra-Short Bond Fund Class 3	BlackRock 60/40 Target Allocation ETF V.I. Fund Class III	BlackRock Global Allocation V.I. Fund Class III	Columbia VP Dividend Opportunity Fund Class 1
For the Year Ended For the Year Ended December 31, 2023
From operations:
Dividends	$218,638	$197,507	$6,834	$14,147	$—
Mortality and expense risk and administrative charges	(80,150)	(55,658)	(4,422)	(7,310)	(22,702)
Net investment income (loss)	138,488	141,849	2,412	6,837	(22,702)
Net realized gain (loss)	(198,434)	9,362	2,069	(13,886)	110,532
Change in unrealized appreciation (depreciation) of investments	150,305	(8,033)	42,551	71,010	(38,998)
Increase (decrease) in net assets from operations	90,359	143,178	47,032	63,961	48,832

From contract transactions:
Payments for contract benefits or terminations	(712,293)	(320,619)	(7,719)	(87,707)	(146,614)
Transfers between sub-accounts (including fixed account), net	12,587	117,951	(258)	14,150	106,069
Contract maintenance charges	(1,874)	(1,743)	(29)	(78)	(1,656)
Adjustments to net assets allocated to contracts in payout period	343	—	—	—	—
Increase (decrease) in net assets from contract transactions	(701,237)	(204,411)	(8,006)	(73,635)	(42,201)

Increase (decrease) in net assets	(610,878)	(61,233)	39,026	(9,674)	6,631
Net assets at beginning of period	6,507,952	4,328,939	344,503	599,651	1,520,603
Net assets at end of period	$5,897,074	$4,267,706	$383,529	$589,977	$1,527,234

Beginning units	165,744	225,290	26,273	49,036	58,177
Units issued	5,037	16,834	150	1,216	4,340
Units redeemed	(23,038)	(27,314)	(788)	(6,776)	(6,034)
Ending units	147,743	214,810	25,635	43,476	56,483

For the Year Ended December 31, 2022
From operations:
Dividends	$292,058	$25,866	$6,719	$—	$—
Mortality and expense risk and administrative charges	(106,603)	(61,446)	(4,503)	(8,913)	(25,561)
Net investment income (loss)	185,455	(35,580)	2,216	(8,913)	(25,561)
Net realized gain (loss)	(416,183)	(11,305)	815	(23,545)	190,679
Capital gain distribution from mutual funds	—	—	116	10,712	—
Change in unrealized appreciation (depreciation) of investments	(861,357)	40,782	(68,956)	(127,819)	(210,625)
Increase (decrease) in net assets from operations	(1,092,085)	(6,103)	(65,809)	(149,565)	(45,507)

From contract transactions:
Payments received from contract owners	8,868	15,203	—	—	5,000
Payments for contract benefits or terminations	(1,366,223)	(582,451)	(421)	(151,645)	(84,070)
Transfers between sub-accounts (including fixed account), net	(738,187)	282,861	1,516	(8,414)	(183,216)
Contract maintenance charges	(2,135)	(1,920)	(23)	(78)	(1,935)
Adjustments to net assets allocated to contracts in payout period	4,531	511	—	—	—
Increase (decrease) in net assets from contract transactions	(2,093,146)	(285,796)	1,072	(160,137)	(264,221)

Increase (decrease) in net assets	(3,185,231)	(291,899)	(64,737)	(309,702)	(309,728)
Net assets at beginning of period	9,693,183	4,620,838	409,240	909,353	1,830,331
Net assets at end of period	$6,507,952	$4,328,939	$344,503	$599,651	$1,520,603

Beginning units	217,102	240,234	26,189	61,912	68,160
Units issued	8,134	39,629	222	580	813
Units redeemed	(59,492)	(54,573)	(138)	(13,456)	(10,796)
Ending units	165,744	225,290	26,273	49,036	58,177

 The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	Columbia VP Emerging Markets Bond Fund Class 2	Columbia VP Income Opportunities Fund Class 1	Columbia VP Large Cap Growth Fund Class 1	Columbia VP Limited Duration Credit Fund Class 2	Columbia VP Overseas Core Fund Class 2
For the Year Ended December 31, 2023
From operations:
Dividends	$3,769	$302,515	$—	$5,371	$19,460
Mortality and expense risk and administrative charges	(784)	(94,931)	(327,177)	(2,450)	(17,579)
Net investment income (loss)	2,985	207,584	(327,177)	2,921	1,881
Net realized gain (loss)	(279)	(284,738)	2,649,198	(4,145)	(3,927)
Change in unrealized appreciation (depreciation) of investments	3,488	615,922	4,610,796	12,540	146,670
Increase (decrease) in net assets from operations	6,194	538,768	6,932,817	11,316	144,624

From contract transactions:
Payments received from contract owners	—	14,800	51,942	—	—
Payments for contract benefits or terminations	—	(1,045,174)	(2,674,590)	(18,287)	(106,196)
Transfers between sub-accounts (including fixed account), net	338	164,558	(957,214)	23,922	31,733
Contract maintenance charges	(11)	(28,287)	(49,723)	(18)	(1,220)
Increase (decrease) in net assets from contract transactions	327	(894,103)	(3,629,585)	5,617	(75,683)

Increase (decrease) in net assets	6,521	(355,335)	3,303,232	16,933	68,941
Net assets at beginning of period	69,999	6,155,476	17,942,900	213,146	1,119,169
Net assets at end of period	$76,520	$5,800,141	$21,246,132	$230,079	$1,188,110

Beginning units	7,176	233,091	950,665	21,604	93,973
Units issued	35	9,316	19,537	5,606	3,276
Units redeemed	(2)	(42,422)	(171,299)	(5,081)	(9,402)
Ending units	7,209	199,985	798,903	22,129	87,847

For the Year Ended December 31, 2022
From operations:
Dividends	$2,971	$353,324	$—	$1,665	$9,567
Mortality and expense risk and administrative charges	(794)	(109,938)	(334,967)	(4,225)	(19,222)
Net investment income (loss)	2,177	243,386	(334,967)	(2,560)	(9,655)
Net realized gain (loss)	(504)	(213,911)	1,395,484	(18,254)	(10,861)
Capital gain distribution from mutual funds	—	236,185	—	—	93,732
Change in unrealized appreciation (depreciation) of investments	(16,230)	(1,158,138)	(9,848,344)	(10,875)	(319,125)
Increase (decrease) in net assets from operations	(14,557)	(892,478)	(8,787,827)	(31,689)	(245,909)

From contract transactions:
Payments received from contract owners	—	5,812	12,623	—	2,500
Payments for contract benefits or terminations	(1,130)	(715,765)	(1,650,083)	(101,964)	(72,164)
Transfers between sub-accounts (including fixed account), net	(71)	(196,117)	799,776	(49,037)	(88,510)
Contract maintenance charges	(12)	(32,687)	(51,648)	(21)	(1,394)
Adjustments to net assets allocated to contracts in payout period	—	(208)	(8,133)	—	—
Increase (decrease) in net assets from contract transactions	(1,213)	(938,965)	(897,465)	(151,022)	(159,568)

Increase (decrease) in net assets	(15,770)	(1,831,443)	(9,685,292)	(182,711)	(405,477)
Net assets at beginning of period	85,769	7,986,919	27,628,192	395,857	1,524,646
Net assets at end of period	$69,999	$6,155,476	$17,942,900	$213,146	$1,119,169

Beginning units	7,292	267,729	988,128	37,142	107,331
Units issued	—	13,235	70,266	3,444	1,561
Units redeemed	(116)	(47,873)	(107,729)	(18,982)	(14,919)
Ending units	7,176	233,091	950,665	21,604	93,973
 The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	Columbia VP Select Mid Cap Growth Opportunity Fund Class 1	Columbia VP Small Company Growth Fund Class 1	CTIVP® Principal Blue Chip Growth Fund Class 1	Delaware Ivy VIP Asset Strategy Class II	FTVIP Franklin Allocation VIP Fund Class 1
For the Year Ended December 31, 2023
From operations:
Dividends	$—	$—	$—	$3,883	$246
Mortality and expense risk and administrative charges	(4,710)	(5,753)	(28,959)	(2,590)	(80)
Net investment income (loss)	(4,710)	(5,753)	(28,959)	1,293	166
Net realized gain (loss)	20,510	(214,477)	425,372	(1,396)	(85)
Capital gain distribution from mutual funds	—	—	—	—	239
Change in unrealized appreciation (depreciation) of investments	48,765	303,323	205,316	26,444	1,618
Increase (decrease) in net assets from operations	64,565	83,093	601,729	26,341	1,938

From contract transactions:
Payments received from contract owners	—	22,557	24,233	—	—
Payments for contract benefits or terminations	(20,063)	(39,755)	(545,367)	(91,863)	—
Transfers between sub-accounts (including fixed account), net	(489)	(242,409)	(25,087)	(5,451)	301
Contract maintenance charges	(78)	(22)	(1,454)	(10)	(256)
Increase (decrease) in net assets from contract transactions	(20,630)	(259,629)	(547,675)	(97,324)	45

Increase (decrease) in net assets	43,935	(176,536)	54,054	(70,983)	1,983
Net assets at beginning of period	284,840	506,876	1,670,678	262,049	13,763
Net assets at end of period	$328,775	$330,340	$1,724,732	$191,066	$15,746

Beginning units	10,725	15,760	91,080	22,232	1,220
Units issued	278	659	7,304	89	29
Units redeemed	(967)	(8,165)	(29,929)	(7,860)	(26)
Ending units	10,036	8,254	68,455	14,461	1,223

For the Year Ended December 31, 2022
From operations:
Dividends	$—	$—	$—	$4,393	$285
Mortality and expense risk and administrative charges	(4,637)	(10,288)	(28,030)	(3,509)	(80)
Net investment income (loss)	(4,637)	(10,288)	(28,030)	884	205
Net realized gain (loss)	21,901	(147,844)	63,367	(5,349)	(126)
Capital gain distribution from mutual funds	—	287,448	—	23,924	1,409
Change in unrealized appreciation (depreciation) of investments	(146,085)	(492,839)	(693,651)	(78,317)	(4,201)
Increase (decrease) in net assets from operations	(128,821)	(363,523)	(658,314)	(58,858)	(2,713)

From contract transactions:
Payments for contract benefits or terminations	(26,113)	(42,789)	(76,401)	(57,342)	—
Transfers between sub-accounts (including fixed account), net	31,843	(79,456)	112,789	(1,815)	(55)
Contract maintenance charges	(70)	(166)	(1,515)	(5)	(255)
Increase (decrease) in net assets from contract transactions	5,660	(122,411)	34,873	(59,162)	(310)

Increase (decrease) in net assets	(123,161)	(485,934)	(623,441)	(118,020)	(3,023)
Net assets at beginning of period	408,001	992,810	2,294,119	380,069	16,786
Net assets at end of period	$284,840	$506,876	$1,670,678	$262,049	$13,763

Beginning units	10,488	19,502	88,671	27,274	1,248
Units issued	1,342	2,346	6,314	531	14
Units redeemed	(1,105)	(6,088)	(3,905)	(5,573)	(42)
Ending units	10,725	15,760	91,080	22,232	1,220

 The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	FTVIP Franklin Allocation VIP Fund Class 2	FTVIP Franklin Income VIP Fund Class 1	FTVIP Franklin Income VIP Fund Class 2	FTVIP Franklin Strategic Income VIP Fund Class 2	Goldman Sachs VIT Government Money Market Fund Institutional Shares
For the Year Ended December 31, 2023
From operations:
Dividends	$451,471	$101,713	$6,545,140	$43,228	$535,637
Mortality and expense risk and administrative charges	(456,173)	(8,641)	(1,795,274)	(11,633)	(132,616)
Net investment income (loss)	(4,702)	93,072	4,749,866	31,595	403,021
Net realized gain (loss)	(2,772,678)	(174,107)	(1,305,090)	(8,702)	—
Capital gain distribution from mutual funds	524,052	117,148	7,934,804	—	—
Change in unrealized appreciation (depreciation) of investments	6,042,868	74,855	(2,796,475)	40,448	—
Increase (decrease) in net assets from operations	3,789,540	110,968	8,583,105	63,341	403,021

From contract transactions:
Payments received from contract owners	921,008	—	11,225,398	—	11,579
Payments for contract benefits or terminations	(4,204,119)	(126,320)	(15,420,617)	(19,440)	(1,997,671)
Transfers between sub-accounts (including fixed account), net	212,187	(1,130,997)	6,056,723	34,891	945,843
Contract maintenance charges	(368,168)	(773)	(1,335,373)	(35)	(12,443)
Adjustments to net assets allocated to contracts in payout period	—	—	—	—	(4,501)
Increase (decrease) in net assets from contract transactions	(3,439,092)	(1,258,090)	526,131	15,416	(1,057,193)

Increase (decrease) in net assets	350,448	(1,147,122)	9,109,236	78,757	(654,172)
Net assets at beginning of period	30,941,304	2,203,613	123,668,043	929,141	10,841,980
Net assets at end of period	$31,291,752	$1,056,491	$132,777,279	$1,007,898	$10,187,808

Beginning units	2,052,074	179,577	7,113,905	96,920	1,096,181
Units issued	163,886	145	1,280,372	4,046	109,560
Units redeemed	(380,292)	(100,224)	(1,287,852)	(2,529)	(211,141)
Ending units	1,835,668	79,498	7,106,425	98,437	994,600

For the Year Ended December 31, 2022
From operations:
Dividends	$556,946	$106,462	$6,184,132	$42,609	$161,898
Mortality and expense risk and administrative charges	(503,915)	(10,354)	(1,811,773)	(12,012)	(134,768)
Net investment income (loss)	53,031	96,108	4,372,359	30,597	27,130
Net realized gain (loss)	(2,800,483)	873	666,281	(20,364)	—
Capital gain distribution from mutual funds	3,347,619	40,592	2,510,170	—	—
Change in unrealized appreciation (depreciation) of investments	(7,508,760)	(257,732)	(16,581,373)	(139,928)	—
Increase (decrease) in net assets from operations	(6,908,593)	(120,159)	(9,032,563)	(129,695)	27,130

From contract transactions:
Payments received from contract owners	1,728,277	193,476	17,095,272	—	1,306,095
Payments for contract benefits or terminations	(4,534,475)	(2,391)	(15,193,553)	(11,735)	(2,345,522)
Transfers between sub-accounts (including fixed account), net	97,338	849,367	798,124	(17,231)	2,727,696
Contract maintenance charges	(380,648)	(1,023)	(1,259,034)	(42)	(9,820)
Adjustments to net assets allocated to contracts in payout period	(284)	—	6,573	—	(1,116)
Increase (decrease) in net assets from contract transactions	(3,089,792)	1,039,429	1,447,382	(29,008)	1,677,333

Increase (decrease) in net assets	(9,998,385)	919,270	(7,585,181)	(158,703)	1,704,463
Net assets at beginning of period	40,939,689	1,284,343	131,253,224	1,087,844	9,137,517
Net assets at end of period	$30,941,304	$2,203,613	$123,668,043	$929,141	$10,841,980

Beginning units	2,251,672	98,610	7,072,748	100,068	934,543
Units issued	235,538	81,806	1,768,837	3,602	432,502
Units redeemed	(435,136)	(839)	(1,727,680)	(6,750)	(270,864)
Ending units	2,052,074	179,577	7,113,905	96,920	1,096,181

 The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	Goldman Sachs VIT Government Money Market Fund Service Shares	Goldman Sachs VIT Multi- Strategy Alternatives Portfolio Advisor Shares	Goldman Sachs VIT Trend Driven Allocation Fund Service Shares	Invesco V.I. American Franchise Fund Series I	Invesco V.I. American Franchise Fund Series II
For the Year Ended December 31, 2023
From operations:
Dividends	$15,105,925	$17,679	$227	$—	$—
Mortality and expense risk and administrative charges	(4,316,105)	(3,781)	(154)	(344)	(1,394,904)
Net investment income (loss)	10,789,820	13,898	73	(344)	(1,394,904)
Net realized gain (loss)	(1)	(3,685)	(156)	(16,561)	(7,416,675)
Capital gain distribution from mutual funds	—	—	—	1,194	2,624,468
Change in unrealized appreciation (depreciation) of investments	—	8,981	1,913	37,352	40,425,722
Increase (decrease) in net assets from operations	10,789,819	19,194	1,830	21,641	34,238,611

From contract transactions:
Payments received from contract owners	28,063,437	—	—	—	12,866,832
Payments for contract benefits or terminations	(118,670,252)	(144,260)	(312)	—	(4,816,502)
Transfers between sub-accounts (including fixed account), net	71,194,251	12,458	3,352	(21,226)	(5,738,934)
Contract maintenance charges	(4,629,508)	(15)	(6)	(349)	(1,566,984)
Increase (decrease) in net assets from contract transactions	(24,042,072)	(131,817)	3,034	(21,575)	744,412

Increase (decrease) in net assets	(13,252,253)	(112,623)	4,864	66	34,983,023
Net assets at beginning of period	328,951,511	399,235	12,678	59,808	87,831,916
Net assets at end of period	$315,699,258	$286,612	$17,542	$59,874	$122,814,939

Beginning units	33,970,139	42,297	1,191	4,427	2,826,014
Units issued	19,132,864	1,429	301	17	561,380
Units redeemed	(21,565,428)	(15,125)	(56)	(1,277)	(545,541)
Ending units	31,537,575	28,601	1,436	3,167	2,841,853

For the Year Ended December 31, 2022
From operations:
Dividends	$4,191,334	$13,729	$—	$—	$—
Mortality and expense risk and administrative charges	(3,695,563)	(5,062)	(154)	(288)	(1,190,634)
Net investment income (loss)	495,771	8,667	(154)	(288)	(1,190,634)
Net realized gain (loss)	—	1,266	(72)	(225)	(249,834)
Capital gain distribution from mutual funds	—	—	491	17,585	27,661,957
Change in unrealized appreciation (depreciation) of investments	—	(47,152)	(3,308)	(39,782)	(61,158,805)
Increase (decrease) in net assets from operations	495,771	(37,219)	(3,043)	(22,710)	(34,937,316)

From contract transactions:
Payments received from contract owners	47,077,348	—	—	—	18,752,786
Payments for contract benefits or terminations	(105,810,468)	(54,426)	(334)	—	(4,048,826)
Transfers between sub-accounts (including fixed account), net	173,890,209	(21,243)	617	14,702	9,761,299
Contract maintenance charges	(4,271,714)	(24)	(6)	(238)	(1,374,174)
Adjustments to net assets allocated to contracts in payout period	3,136	—	—	—	3,929
Increase (decrease) in net assets from contract transactions	110,888,511	(75,693)	277	14,464	23,095,014

Increase (decrease) in net assets	111,384,282	(112,912)	(2,766)	(8,246)	(11,842,302)
Net assets at beginning of period	217,567,229	512,147	15,444	68,054	99,674,218
Net assets at end of period	$328,951,511	$399,235	$12,678	$59,808	$87,831,916

Beginning units	22,490,562	50,186	1,163	3,447	2,185,893
Units issued	35,489,917	969	77	998	882,452
Units redeemed	(24,010,340)	(8,858)	(49)	(18)	(242,331)
Ending units	33,970,139	42,297	1,191	4,427	2,826,014

 The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	Invesco V.I. Balanced-Risk Allocation Fund Series II	Invesco V.I. Comstock Fund Series I	Invesco V.I. Comstock Fund Series II	Invesco V.I. Growth and Income Fund Series I	Invesco V.I. Growth and Income Fund Series II
For the Year Ended December 31, 2023
From operations:
Dividends	$—	$14,492	$4,733,105	$16,075	$4,139,290
Mortality and expense risk and administrative charges	(6,972)	(2,988)	(4,414,875)	(5,648)	(4,819,176)
Net investment income (loss)	(6,972)	11,504	318,230	10,427	(679,886)
Net realized gain (loss)	(26,505)	2,185	6,134,590	7,384	(1,766,075)
Capital gain distribution from mutual funds	—	89,210	34,086,514	127,731	40,484,351
Change in unrealized appreciation (depreciation) of investments	61,831	(13,485)	(10,395,071)	(26,187)	(5,177,760)
Increase (decrease) in net assets from operations	28,354	89,414	30,144,263	119,355	32,860,630

From contract transactions:
Payments received from contract owners	—	351,550	15,997,934	—	7,222,405
Payments for contract benefits or terminations	(91,032)	(7,824)	(27,854,952)	(125,726)	(33,111,134)
Transfers between sub-accounts (including fixed account), net	13,393	106,244	1,003,238	(117,551)	3,202,517
Contract maintenance charges	(79)	(3,501)	(3,144,525)	(399)	(3,044,658)
Adjustments to net assets allocated to contracts in payout period	—	—	(2,631)	—	(25)
Increase (decrease) in net assets from contract transactions	(77,718)	446,469	(14,000,936)	(243,676)	(25,730,895)

Increase (decrease) in net assets	(49,364)	535,883	16,143,327	(124,321)	7,129,735
Net assets at beginning of period	628,487	318,660	298,819,348	1,189,080	322,688,719
Net assets at end of period	$579,123	$854,543	$314,962,675	$1,064,759	$329,818,454

Beginning units	53,145	22,084	10,488,776	90,181	11,513,648
Units issued	1,193	32,310	1,404,665	116	829,127
Units redeemed	(7,804)	(1,342)	(1,841,185)	(18,257)	(1,686,689)
Ending units	46,534	53,052	10,052,256	72,040	10,656,086

For the Year Ended December 31, 2022
From operations:
Dividends	$50,099	$5,170	$4,269,510	$20,019	$4,444,465
Mortality and expense risk and administrative charges	(8,051)	(1,259)	(4,620,010)	(6,400)	(5,363,266)
Net investment income (loss)	42,048	3,911	(350,500)	13,619	(918,801)
Net realized gain (loss)	(3,883)	9,783	9,843,091	843	8,176,719
Capital gain distribution from mutual funds	24,238	9,854	9,735,609	113,914	32,581,570
Change in unrealized appreciation (depreciation) of investments	(179,002)	(19,436)	(21,192,628)	(198,372)	(68,214,812)
Increase (decrease) in net assets from operations	(116,599)	4,112	(1,964,428)	(69,996)	(28,375,324)

From contract transactions:
Payments received from contract owners	—	8,635	27,311,024	—	14,784,874
Payments for contract benefits or terminations	(3,804)	(4,906)	(27,628,620)	—	(34,121,173)
Transfers between sub-accounts (including fixed account), net	(5,988)	78,433	(21,165,423)	62,167	(24,721,650)
Contract maintenance charges	(55)	(2,456)	(3,157,430)	(344)	(3,305,758)
Adjustments to net assets allocated to contracts in payout period	—	—	15,890	—	11,824
Increase (decrease) in net assets from contract transactions	(9,847)	79,706	(24,624,559)	61,823	(47,351,883)

Increase (decrease) in net assets	(126,446)	83,818	(26,588,987)	(8,173)	(75,727,207)
Net assets at beginning of period	754,933	234,842	325,408,335	1,197,253	398,415,926
Net assets at end of period	$628,487	$318,660	$298,819,348	$1,189,080	$322,688,719

Beginning units	53,926	16,358	11,277,015	85,053	13,083,624
Units issued	186	9,715	2,162,340	5,332	1,085,010
Units redeemed	(967)	(3,989)	(2,950,579)	(204)	(2,654,986)
Ending units	53,145	22,084	10,488,776	90,181	11,513,648

 The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	Lord Abbett Bond Debenture Portfolio Class VC	Lord Abbett Fundamental Equity Portfolio Class VC	Lord Abbett Growth and Income Portfolio Class VC	Lord Abbett Mid Cap Stock Portfolio Class VC	Lord Abbett Short Duration Income Portfolio Class VC
For the Year Ended December 31, 2023
From operations:
Dividends	$42,159	$286	$1,268,726	$47,971	$82,883
Mortality and expense risk and administrative charges	(10,174)	(1,049)	(2,092,717)	(160,815)	(19,925)
Net investment income (loss)	31,985	(763)	(823,991)	(112,844)	62,958
Net realized gain (loss)	(28,217)	8,537	(623,023)	310,352	(11,908)
Capital gain distribution from mutual funds	—	1,602	2,761,120	298,072	—
Change in unrealized appreciation (depreciation) of investments	37,810	1,949	13,575,518	848,388	17,050
Increase (decrease) in net assets from operations	41,578	11,325	14,889,624	1,343,968	68,100

From contract transactions:
Payments received from contract owners	—	—	1,705,292	59,617	—
Payments for contract benefits or terminations	(40,051)	(58,601)	(15,342,411)	(1,234,101)	(42,385)
Transfers between sub-accounts (including fixed account), net	25,099	1,849	2,087,758	73,794	131,878
Contract maintenance charges	(24)	(5)	(1,220,978)	(6,040)	(85)
Adjustments to net assets allocated to contracts in payout period	—	—	(5,103)	(450)	—
Increase (decrease) in net assets from contract transactions	(14,976)	(56,757)	(12,775,442)	(1,107,180)	89,408

Increase (decrease) in net assets	26,602	(45,432)	2,114,182	236,788	157,508
Net assets at beginning of period	820,505	95,951	138,597,357	10,599,555	1,708,875
Net assets at end of period	$847,107	$50,519	$140,711,539	$10,836,343	$1,866,383

Beginning units	71,122	6,324	5,863,788	397,752	169,006
Units issued	10,797	147	382,815	11,923	19,604
Units redeemed	(12,175)	(3,534)	(905,936)	(51,906)	(10,982)
Ending units	69,744	2,937	5,340,667	357,769	177,628

For the Year Ended December 31, 2022
From operations:
Dividends	$38,458	$1,106	$1,916,196	$90,054	$49,492
Mortality and expense risk and administrative charges	(13,600)	(1,589)	(2,330,806)	(173,766)	(20,233)
Net investment income (loss)	24,858	(483)	(414,610)	(83,712)	29,259
Net realized gain (loss)	(54,242)	(499)	2,968,737	631,460	(10,149)
Capital gain distribution from mutual funds	3,387	14,045	11,689,893	686,092	—
Change in unrealized appreciation (depreciation) of investments	(167,867)	(32,780)	(33,080,377)	(2,873,353)	(135,505)
Increase (decrease) in net assets from operations	(193,864)	(19,717)	(18,836,357)	(1,639,513)	(116,395)

From contract transactions:
Payments received from contract owners	—	—	4,009,327	72,616	—
Payments for contract benefits or terminations	(194,721)	(35,029)	(15,969,034)	(1,299,670)	(56,103)
Transfers between sub-accounts (including fixed account), net	(264,824)	(5,690)	(7,198,771)	(226,372)	(34,438)
Contract maintenance charges	(28)	(5)	(1,337,437)	(6,451)	(70)
Adjustments to net assets allocated to contracts in payout period	—	—	14,387	1,580	—
Increase (decrease) in net assets from contract transactions	(459,573)	(40,724)	(20,481,528)	(1,458,297)	(90,611)

Increase (decrease) in net assets	(653,437)	(60,441)	(39,317,885)	(3,097,810)	(207,006)
Net assets at beginning of period	1,473,942	156,392	177,915,242	13,697,365	1,915,881
Net assets at end of period	$820,505	$95,951	$138,597,357	$10,599,555	$1,708,875

Beginning units	110,186	9,094	6,688,431	449,581	177,884
Units issued	5,086	11	397,907	11,158	5,014
Units redeemed	(44,150)	(2,781)	(1,222,550)	(62,987)	(13,892)
Ending units	71,122	6,324	5,863,788	397,752	169,006

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	Morgan Stanley VIF Global Infrastructure Portfolio Class II	Neuberger Berman AMT US Equity Index PutWrite Strategy Portfolio Class S	PIMCO All Asset Portfolio Advisor Class	PIMCO Dynamic Bond Portfolio Advisor Class	PIMCO Emerging Markets Bond Portfolio Advisor Class
For the Year Ended December 31, 2023
From operations:
Dividends	$16,747	$—	$362	$23,862	$183,627
Mortality and expense risk and administrative charges	(8,178)	(4,244)	(166)	(7,797)	(41,915)
Net investment income (loss)	8,569	(4,244)	196	16,065	141,712
Net realized gain (loss)	(15,982)	(9,831)	(661)	(58,242)	(94,268)
Capital gain distribution from mutual funds	104,029	—	—	—	—
Change in unrealized appreciation (depreciation) of investments	(74,243)	65,018	1,191	76,367	261,503
Increase (decrease) in net assets from operations	22,373	50,943	726	34,190	308,947

From contract transactions:
Payments received from contract owners	—	—	—	—	609,301
Payments for contract benefits or terminations	(85,777)	(148,963)	(6,332)	(256,132)	(144,848)
Transfers between sub-accounts (including fixed account), net	76,401	224	1	18,418	499,849
Contract maintenance charges	(61)	(19)	(14)	(82)	(47,923)
Increase (decrease) in net assets from contract transactions	(9,437)	(148,758)	(6,345)	(237,796)	916,379

Increase (decrease) in net assets	12,936	(97,815)	(5,619)	(203,606)	1,225,326
Net assets at beginning of period	705,825	429,671	16,151	742,053	2,711,377
Net assets at end of period	$718,761	$331,856	$10,532	$538,447	$3,936,703

Beginning units	57,073	38,708	1,355	72,188	312,243
Units issued	6,331	473	—	1,975	141,686
Units redeemed	(7,240)	(12,882)	(522)	(24,596)	(39,678)
Ending units	56,164	26,299	833	49,567	414,251

For the Year Ended December 31, 2022
From operations:
Dividends	$21,437	$—	$3,572	$25,884	$115,705
Mortality and expense risk and administrative charges	(9,486)	(5,406)	(583)	(11,463)	(30,781)
Net investment income (loss)	11,951	(5,406)	2,989	14,421	84,924
Net realized gain (loss)	6,410	9,001	(6,997)	(60,861)	(148,655)
Capital gain distribution from mutual funds	45,344	76,996	5,550	108,544	—
Change in unrealized appreciation (depreciation) of investments	(147,183)	(148,154)	(9,853)	(144,401)	(329,493)
Increase (decrease) in net assets from operations	(83,478)	(67,563)	(8,311)	(82,297)	(393,224)

From contract transactions:
Payments received from contract owners	—	—	—	—	1,079,894
Payments for contract benefits or terminations	(134,543)	(85,735)	(47,766)	(242,372)	(246,913)
Transfers between sub-accounts (including fixed account), net	(59,605)	(2,814)	(4,182)	(92,624)	9,968
Contract maintenance charges	(67)	(28)	(7)	(74)	(32,795)
Increase (decrease) in net assets from contract transactions	(194,215)	(88,577)	(51,955)	(335,070)	810,154

Increase (decrease) in net assets	(277,693)	(156,140)	(60,266)	(417,367)	416,930
Net assets at beginning of period	983,518	585,811	76,417	1,159,420	2,294,447
Net assets at end of period	$705,825	$429,671	$16,151	$742,053	$2,711,377

Beginning units	72,067	46,376	5,552	104,353	218,102
Units issued	759	613	—	496	173,270
Units redeemed	(15,753)	(8,281)	(4,197)	(32,661)	(79,129)
Ending units	57,073	38,708	1,355	72,188	312,243

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	PIMCO Total Return Portfolio Advisor Class	PIMCO Total Return Portfolio Institutional Class	PVC Core Plus Bond Account Class 1	PVC Diversified International Account Class 1	PVC Equity Income Account Class 1
For the Year Ended December 31, 2023
From operations:
Dividends	$6,644,537	$45,628	$78,792	$7,557	$186,656
Mortality and expense risk and administrative charges	(2,434,567)	(6,346)	(42,090)	(9,499)	(132,715)
Net investment income (loss)	4,209,970	39,282	36,702	(1,942)	53,941
Net realized gain (loss)	(2,720,843)	(74,839)	(99,532)	10,692	445,315
Capital gain distribution from mutual funds	—	—	—	—	414,974
Change in unrealized appreciation (depreciation) of investments	7,029,072	88,269	171,488	85,008	(68,448)
Increase (decrease) in net assets from operations	8,518,199	52,712	108,658	93,758	845,782

From contract transactions:
Payments received from contract owners	23,659,413	18,000	—	—	360
Payments for contract benefits or terminations	(9,383,683)	(26,657)	(474,095)	(122,530)	(1,227,954)
Transfers between sub-accounts (including fixed account), net	29,281,360	4,656	53,146	1,967	36,261
Contract maintenance charges	(3,355,800)	(15,267)	(3,512)	(798)	(9,565)
Adjustments to net assets allocated to contracts in payout period	—	—	—	(1,540)	(3,405)
Increase (decrease) in net assets from contract transactions	40,201,290	(19,268)	(424,461)	(122,901)	(1,204,303)

Increase (decrease) in net assets	48,719,489	33,444	(315,803)	(29,143)	(358,521)
Net assets at beginning of period	168,946,623	1,165,100	3,094,671	644,211	9,578,221
Net assets at end of period	$217,666,112	$1,198,544	$2,778,868	$615,068	$9,219,700

Beginning units	19,186,717	128,899	335,461	74,210	360,224
Units issued	6,653,284	25,140	5,696	1,489	1,466
Units redeemed	(2,182,029)	(28,587)	(50,882)	(14,464)	(45,291)
Ending units	23,657,972	125,452	290,275	61,235	316,399

For the Year Ended December 31, 2022
From operations:
Dividends	$4,131,251	$22,184	$103,986	$18,010	$189,592
Mortality and expense risk and administrative charges	(2,080,579)	(3,971)	(51,987)	(11,368)	(145,115)
Net investment income (loss)	2,050,672	18,213	51,999	6,642	44,477
Net realized gain (loss)	(4,593,868)	(21,775)	(92,247)	33,518	332,262
Capital gain distribution from mutual funds	—	—	39,325	63,982	1,098,060
Change in unrealized appreciation (depreciation) of investments	(25,693,098)	(119,661)	(622,832)	(311,575)	(2,803,905)
Increase (decrease) in net assets from operations	(28,236,294)	(123,223)	(623,755)	(207,433)	(1,329,106)

From contract transactions:
Payments received from contract owners	42,262,638	107,957	11,926	—	27,627
Payments for contract benefits or terminations	(6,711,735)	(18,671)	(471,016)	(160,526)	(590,855)
Transfers between sub-accounts (including fixed account), net	(6,747,387)	407,013	(280,598)	(16,321)	2,013
Contract maintenance charges	(2,925,613)	(13,537)	(3,884)	(861)	(10,205)
Adjustments to net assets allocated to contracts in payout period	—	—	7	(29)	(9)
Increase (decrease) in net assets from contract transactions	25,877,903	482,762	(743,565)	(177,737)	(571,429)

Increase (decrease) in net assets	(2,358,391)	359,539	(1,367,320)	(385,170)	(1,900,535)
Net assets at beginning of period	171,305,014	805,561	4,461,991	1,029,381	11,478,756
Net assets at end of period	$168,946,623	$1,165,100	$3,094,671	$644,211	$9,578,221

Beginning units	16,444,965	75,950	409,626	93,837	380,810
Units issued	6,878,631	65,081	7,899	1,201	5,239
Units redeemed	(4,136,879)	(12,132)	(82,064)	(20,828)	(25,825)
Ending units	19,186,717	128,899	335,461	74,210	360,224

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	PVC Equity Income Account Class 2	PVC Government & High Quality Bond Account Class 1	PVC Large Cap Growth Account I Class 1	PVC MidCap Account Class 1	PVC MidCap Account Class 2
For the Year Ended December 31, 2023
From operations:
Dividends	$103,061	$27,833	$—	$—	$—
Mortality and expense risk and administrative charges	(84,999)	(18,786)	(17,390)	(21,814)	(8,252)
Net investment income (loss)	18,062	9,047	(17,390)	(21,814)	(8,252)
Net realized gain (loss)	213,651	(83,848)	845	181	3,858
Capital gain distribution from mutual funds	255,063	—	56,804	35,354	12,855
Change in unrealized appreciation (depreciation) of investments	(18,253)	104,736	324,754	316,928	102,416
Increase (decrease) in net assets from operations	468,523	29,935	365,013	330,649	110,877

From contract transactions:
Payments received from contract owners	—	—	—	360	—
Payments for contract benefits or terminations	(473,533)	(189,151)	(129,549)	(239,048)	(40,060)
Transfers between sub-accounts (including fixed account), net	47,981	(130,769)	12,175	(9,460)	(1,619)
Contract maintenance charges	(12,646)	(847)	(205)	(2,025)	(85)
Increase (decrease) in net assets from contract transactions	(438,198)	(320,767)	(117,579)	(250,173)	(41,764)

Increase (decrease) in net assets	30,325	(290,832)	247,434	80,476	69,113
Net assets at beginning of period	5,548,304	1,371,544	998,034	1,477,768	489,202
Net assets at end of period	$5,578,629	$1,080,712	$1,245,468	$1,558,244	$558,315

Beginning units	229,452	183,074	83,706	39,531	14,300
Units issued	4,519	1,547	1,496	61	14
Units redeemed	(22,552)	(43,896)	(9,637)	(6,050)	(1,140)
Ending units	211,419	140,725	75,565	33,542	13,174

For the Year Ended December 31, 2022
From operations:
Dividends	$100,926	$22,853	$—	$2,987	$—
Mortality and expense risk and administrative charges	(93,952)	(27,956)	(18,152)	(24,364)	(9,159)
Net investment income (loss)	6,974	(5,103)	(18,152)	(21,377)	(9,159)
Net realized gain (loss)	386,290	(113,205)	6,197	22,994	1,633
Capital gain distribution from mutual funds	649,928	—	137,189	165,610	59,494
Change in unrealized appreciation (depreciation) of investments	(1,860,831)	(166,691)	(695,101)	(695,406)	(230,790)
Increase (decrease) in net assets from operations	(817,639)	(284,999)	(569,867)	(528,179)	(178,822)

From contract transactions:
Payments received from contract owners	—	200	—	360	—
Payments for contract benefits or terminations	(557,616)	(488,647)	(101,102)	(257,305)	(66,689)
Transfers between sub-accounts (including fixed account), net	(124,496)	(155,602)	18,874	10,071	1,542
Contract maintenance charges	(13,735)	(2,465)	(242)	(2,134)	(83)
Adjustments to net assets allocated to contracts in payout period	—	(1)	—	29	—
Increase (decrease) in net assets from contract transactions	(695,847)	(646,515)	(82,470)	(248,979)	(65,230)

Increase (decrease) in net assets	(1,513,486)	(931,514)	(652,337)	(777,158)	(244,052)
Net assets at beginning of period	7,061,790	2,303,058	1,650,371	2,254,926	733,254
Net assets at end of period	$5,548,304	$1,371,544	$998,034	$1,477,768	$489,202

Beginning units	256,728	269,791	89,763	46,189	16,211
Units issued	1,078	1,207	1,424	336	63
Units redeemed	(28,354)	(87,924)	(7,481)	(6,994)	(1,974)
Ending units	229,452	183,074	83,706	39,531	14,300

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	PVC Principal Capital Appreciation Account Class 1	PVC Principal Capital Appreciation Account Class 2	PVC Real Estate Securities Account Class 1	PVC Real Estate Securities Account Class 2	PVC SAM Balanced Portfolio Class 1
For the Year Ended December 31, 2023
From operations:
Dividends	$85,024	$11,081	$6,646	$3,176	$457,712
Mortality and expense risk and administrative charges	(149,263)	(27,085)	(5,157)	(2,965)	(308,522)
Net investment income (loss)	(64,239)	(16,004)	1,489	211	149,190
Net realized gain (loss)	389,202	81,685	(1,107)	(1,720)	(704,372)
Capital gain distribution from mutual funds	666,106	109,816	12,274	6,736	815,788
Change in unrealized appreciation (depreciation) of investments	1,223,029	180,288	26,195	14,629	2,457,234
Increase (decrease) in net assets from operations	2,214,098	355,785	38,851	19,856	2,717,840

From contract transactions:
Payments received from contract owners	480	—	—	—	600
Payments for contract benefits or terminations	(883,657)	(265,207)	(61,601)	(20,624)	(3,776,336)
Transfers between sub-accounts (including fixed account), net	(20,022)	(53,223)	(6,628)	1,979	190,596
Contract maintenance charges	(6,541)	(295)	(711)	(124)	(7,283)
Adjustments to net assets allocated to contracts in payout period	(4,589)	—	—	—	—
Increase (decrease) in net assets from contract transactions	(914,329)	(318,725)	(68,940)	(18,769)	(3,592,423)

Increase (decrease) in net assets	1,299,769	37,060	(30,089)	1,087	(874,583)
Net assets at beginning of period	9,790,906	1,788,868	381,385	195,906	20,807,097
Net assets at end of period	$11,090,675	$1,825,928	$351,296	$196,993	$19,932,514

Beginning units	242,686	48,506	9,305	5,101	1,103,936
Units issued	238	60	73	200	10,833
Units redeemed	(20,061)	(8,531)	(1,703)	(686)	(192,348)
Ending units	222,863	40,035	7,675	4,615	922,421

For the Year Ended December 31, 2022
From operations:
Dividends	$82,730	$12,023	$5,396	$2,288	$535,127
Mortality and expense risk and administrative charges	(150,520)	(30,936)	(6,110)	(3,499)	(347,391)
Net investment income (loss)	(67,790)	(18,913)	(714)	(1,211)	187,736
Net realized gain (loss)	285,801	102,406	8,053	4,417	(191,244)
Capital gain distribution from mutual funds	1,235,144	234,862	29,846	15,243	2,968,680
Change in unrealized appreciation (depreciation) of investments	(3,639,580)	(736,363)	(175,550)	(90,223)	(7,588,040)
Increase (decrease) in net assets from operations	(2,186,425)	(418,008)	(138,365)	(71,774)	(4,622,868)

From contract transactions:
Payments received from contract owners	22,547	—	—	—	5,128
Payments for contract benefits or terminations	(587,219)	(139,926)	(11,763)	(8,429)	(1,379,603)
Transfers between sub-accounts (including fixed account), net	(14,898)	(79,580)	124	2,979	(132,784)
Contract maintenance charges	(6,837)	(294)	(835)	(113)	(7,375)
Adjustments to net assets allocated to contracts in payout period	372	—	—	—	20
Increase (decrease) in net assets from contract transactions	(586,035)	(219,800)	(12,474)	(5,563)	(1,514,614)

Increase (decrease) in net assets	(2,772,460)	(637,808)	(150,839)	(77,337)	(6,137,482)
Net assets at beginning of period	12,563,366	2,426,676	532,224	273,243	26,944,579
Net assets at end of period	$9,790,906	$1,788,868	$381,385	$195,906	$20,807,097

Beginning units	256,701	53,981	9,548	5,210	1,181,363
Units issued	1,810	73	111	102	4,912
Units redeemed	(15,825)	(5,548)	(354)	(211)	(82,339)
Ending units	242,686	48,506	9,305	5,101	1,103,936

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	PVC SAM Balanced Portfolio Class 2	PVC SAM Conservative Balanced Portfolio Class 1	PVC SAM Conservative Balanced Portfolio Class 2	PVC SAM Conservative Growth Portfolio Class 1	PVC SAM Conservative Growth Portfolio Class 2
For the Year Ended December 31, 2023
From operations:
Dividends	$387,919	$56,828	$40,629	$194,345	$165,573
Mortality and expense risk and administrative charges	(283,475)	(30,953)	(23,928)	(171,678)	(171,223)
Net investment income (loss)	104,444	25,875	16,701	22,667	(5,650)
Net realized gain (loss)	(288,371)	(29,904)	(54,993)	102,887	61,666
Capital gain distribution from mutual funds	771,876	13,985	10,967	567,127	558,370
Change in unrealized appreciation (depreciation) of investments	1,694,731	190,996	170,222	1,090,783	1,099,378
Increase (decrease) in net assets from operations	2,282,680	200,952	142,897	1,783,464	1,713,764

From contract transactions:
Payments received from contract owners	—	—	—	1,500	—
Payments for contract benefits or terminations	(1,440,471)	(179,387)	(355,955)	(2,206,397)	(704,003)
Transfers between sub-accounts (including fixed account), net	(9,645)	(2)	49	(34,391)	(176,581)
Contract maintenance charges	(27,849)	(598)	(637)	(3,666)	(21,520)
Adjustments to net assets allocated to contracts in payout period	—	—	—	(975)	—
Increase (decrease) in net assets from contract transactions	(1,477,965)	(179,987)	(356,543)	(2,243,929)	(902,104)

Increase (decrease) in net assets	804,715	20,965	(213,646)	(460,465)	811,660
Net assets at beginning of period	17,418,067	2,063,703	1,672,998	10,861,521	10,415,098
Net assets at end of period	$18,222,782	$2,084,668	$1,459,352	$10,401,056	$11,226,758

Beginning units	986,927	169,285	144,710	508,536	518,445
Units issued	4,592	—	2,440	1,051	6,291
Units redeemed	(83,997)	(13,935)	(32,577)	(98,408)	(47,806)
Ending units	907,522	155,350	114,573	411,179	476,930

For the Year Ended December 31, 2022
From operations:
Dividends	$417,775	$53,716	$46,109	$251,269	$220,323
Mortality and expense risk and administrative charges	(317,889)	(33,485)	(33,350)	(186,890)	(186,228)
Net investment income (loss)	99,886	20,231	12,759	64,379	34,095
Net realized gain (loss)	(103,851)	(4,817)	(42,382)	88,471	127,635
Capital gain distribution from mutual funds	2,600,729	204,242	195,062	1,292,152	1,296,627
Change in unrealized appreciation (depreciation) of investments	(6,773,155)	(616,356)	(567,237)	(4,127,302)	(4,145,093)
Increase (decrease) in net assets from operations	(4,176,391)	(396,700)	(401,798)	(2,682,300)	(2,686,736)

From contract transactions:
Payments received from contract owners	(1,044)	—	—	1,560	53,173
Payments for contract benefits or terminations	(2,654,223)	(84,796)	(533,670)	(645,225)	(1,120,157)
Transfers between sub-accounts (including fixed account), net	(623,205)	1	(749)	(27,340)	120,354
Contract maintenance charges	(29,465)	(560)	(749)	(3,763)	(23,871)
Adjustments to net assets allocated to contracts in payout period	4	(23)	(46)	51	104,735
Increase (decrease) in net assets from contract transactions	(3,307,933)	(85,378)	(535,214)	(674,717)	(865,766)

Increase (decrease) in net assets	(7,484,324)	(482,078)	(937,012)	(3,357,017)	(3,552,502)
Net assets at beginning of period	24,902,391	2,545,781	2,610,010	14,218,538	13,967,600
Net assets at end of period	$17,418,067	$2,063,703	$1,672,998	$10,861,521	$10,415,098

Beginning units	1,161,402	175,863	190,341	538,693	561,163
Units issued	24,640	—	104	1,188	38,356
Units redeemed	(199,115)	(6,578)	(45,735)	(31,345)	(81,074)
Ending units	986,927	169,285	144,710	508,536	518,445

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	PVC SAM Flexible Income Portfolio Class 1	PVC SAM Flexible Income Portfolio Class 2	PVC SAM Strategic Growth Portfolio Class 1	PVC SAM Strategic Growth Portfolio Class 2	PVC Short-Term Income Account Class 1
For the Year Ended December 31, 2023
From operations:
Dividends	$81,499	$80,878	$41,131	$52,947	$13,482
Mortality and expense risk and administrative charges	(35,124)	(41,990)	(43,584)	(69,705)	(14,097)
Net investment income (loss)	46,375	38,888	(2,453)	(16,758)	(615)
Net realized gain (loss)	(161,389)	(154,643)	(139,951)	19,585	(13,303)
Capital gain distribution from mutual funds	—	—	106,190	163,919	—
Change in unrealized appreciation (depreciation) of investments	271,421	306,522	586,363	585,307	48,091
Increase (decrease) in net assets from operations	156,407	190,767	550,149	752,053	34,173

From contract transactions:
Payments received from contract owners	960	—	1,920	3,375	6,287
Payments for contract benefits or terminations	(506,704)	(596,361)	(71,095)	(382,453)	(371,708)
Transfers between sub-accounts (including fixed account), net	(96,972)	7,268	60,438	(29,650)	(37)
Contract maintenance charges	(1,423)	(1,055)	(1,021)	(6,313)	(787)
Adjustments to net assets allocated to contracts in payout period	—	—	(909)	—	—
Increase (decrease) in net assets from contract transactions	(604,139)	(590,148)	(10,667)	(415,041)	(366,245)

Increase (decrease) in net assets	(447,732)	(399,381)	539,482	337,012	(332,072)
Net assets at beginning of period	2,435,365	2,947,040	2,608,838	4,103,538	1,077,588
Net assets at end of period	$1,987,633	$2,547,659	$3,148,320	$4,440,550	$745,516

Beginning units	186,944	240,353	104,850	178,445	147,287
Units issued	315	607	20,600	1,313	3,608
Units redeemed	(44,955)	(47,900)	(19,878)	(18,578)	(53,522)
Ending units	142,304	193,060	105,572	161,180	97,373

For the Year Ended December 31, 2022
From operations:
Dividends	$88,576	$93,896	$61,102	$87,919	$13,113
Mortality and expense risk and administrative charges	(49,663)	(58,762)	(44,237)	(75,050)	(19,200)
Net investment income (loss)	38,913	35,134	16,865	12,869	(6,087)
Net realized gain (loss)	(199,520)	(201,205)	83,103	265,738	(15,353)
Capital gain distribution from mutual funds	239,884	278,783	298,062	488,509	1,628
Change in unrealized appreciation (depreciation) of investments	(647,657)	(750,879)	(1,138,414)	(1,930,668)	(46,521)
Increase (decrease) in net assets from operations	(568,380)	(638,167)	(740,384)	(1,163,552)	(66,333)

From contract transactions:
Payments received from contract owners	960	—	1,920	3,075	9,804
Payments for contract benefits or terminations	(996,998)	(734,003)	(262,028)	(977,052)	(127,863)
Transfers between sub-accounts (including fixed account), net	(40,407)	(92,429)	47,259	(212,139)	(501,765)
Contract maintenance charges	(1,797)	(1,835)	(1,127)	(6,956)	(953)
Adjustments to net assets allocated to contracts in payout period	10	6	(17)	—	1,071
Increase (decrease) in net assets from contract transactions	(1,038,232)	(828,261)	(213,993)	(1,193,072)	(619,706)

Increase (decrease) in net assets	(1,606,612)	(1,466,428)	(954,377)	(2,356,624)	(686,039)
Net assets at beginning of period	4,041,977	4,413,468	3,563,215	6,460,162	1,763,627
Net assets at end of period	$2,435,365	$2,947,040	$2,608,838	$4,103,538	$1,077,588

Beginning units	266,989	308,145	114,573	224,603	231,456
Units issued	164	51,305	41,995	772	2,900
Units redeemed	(80,209)	(119,097)	(51,718)	(46,930)	(87,069)
Ending units	186,944	240,353	104,850	178,445	147,287

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	PVC SmallCap Account Class 1	PVC SmallCap Account Class 2	SST SA Allocation Balanced Portfolio Class 1	SST SA Allocation Balanced Portfolio Class 3	SST SA Allocation Growth Portfolio Class 1
For the Year Ended December 31, 2023
From operations:
Dividends	$1,137	$96	$889	$3,233,804	$24,771
Mortality and expense risk and administrative charges	(6,141)	(3,683)	(250)	(1,997,407)	(14,795)
Net investment income (loss)	(5,004)	(3,587)	639	1,236,397	9,976
Net realized gain (loss)	(10,074)	(8,109)	(4,981)	(3,576,403)	(707,597)
Capital gain distribution from mutual funds	—	—	1,894	7,678,193	91,923
Change in unrealized appreciation (depreciation) of investments	62,100	40,484	7,127	8,482,778	1,092,732
Increase (decrease) in net assets from operations	47,022	28,788	4,679	13,820,965	487,034

From contract transactions:
Payments received from contract owners	—	—	80	5,673,941	45,000
Payments for contract benefits or terminations	(99,937)	(81,564)	(8,212)	(16,146,106)	(32,082)
Transfers between sub-accounts (including fixed account), net	1,922	836	(25,957)	2,299,127	(3,455,859)
Contract maintenance charges	(247)	(29)	(280)	(2,259,932)	(16,832)
Increase (decrease) in net assets from contract transactions	(98,262)	(80,757)	(34,369)	(10,432,970)	(3,459,773)

Increase (decrease) in net assets	(51,240)	(51,969)	(29,690)	3,387,995	(2,972,739)
Net assets at beginning of period	403,440	267,713	66,756	146,001,778	4,087,123
Net assets at end of period	$352,200	$215,744	$37,066	$149,389,773	$1,114,384

Beginning units	23,521	16,660	5,478	8,868,358	285,042
Units issued	129	73	42	726,015	122,168
Units redeemed	(5,551)	(4,895)	(2,787)	(1,349,080)	(340,828)
Ending units	18,099	11,838	2,733	8,245,293	66,382

For the Year Ended December 31, 2022
From operations:
Dividends	$259	$—	$2,088	$4,153,391	$110,952
Mortality and expense risk and administrative charges	(7,226)	(4,597)	(829)	(2,130,210)	(23,451)
Net investment income (loss)	(6,967)	(4,597)	1,259	2,023,181	87,501
Net realized gain (loss)	11,383	(1,260)	(20,875)	(3,044,937)	(83,263)
Capital gain distribution from mutual funds	76,616	52,326	3,446	7,554,387	238,964
Change in unrealized appreciation (depreciation) of investments	(211,644)	(124,428)	(21,807)	(35,998,567)	(1,177,982)
Increase (decrease) in net assets from operations	(130,612)	(77,959)	(37,977)	(29,465,936)	(934,780)

From contract transactions:
Payments received from contract owners	—	—	100,080	14,869,468	97,965
Payments for contract benefits or terminations	(95,360)	(9,313)	(584)	(14,283,733)	(1,290)
Transfers between sub-accounts (including fixed account), net	746	2,698	(175,179)	3,558,474	3,961,550
Contract maintenance charges	(260)	(29)	(273)	(2,332,453)	(15,322)
Adjustments to net assets allocated to contracts in payout period	—	—	—	2,522	—
Increase (decrease) in net assets from contract transactions	(94,874)	(6,644)	(75,956)	1,814,278	4,042,903

Increase (decrease) in net assets	(225,486)	(84,603)	(113,933)	(27,651,658)	3,108,123
Net assets at beginning of period	628,926	352,316	180,689	173,653,436	979,000
Net assets at end of period	$403,440	$267,713	$66,756	$146,001,778	$4,087,123

Beginning units	28,923	17,082	12,565	8,817,411	56,095
Units issued	133	335	7,942	1,437,345	285,656
Units redeemed	(5,535)	(757)	(15,029)	(1,386,398)	(56,709)
Ending units	23,521	16,660	5,478	8,868,358	285,042

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SST SA Allocation Growth Portfolio Class 3	SST SA Allocation Moderate Growth Portfolio Class 1	SST SA Allocation Moderate Growth Portfolio Class 3	SST SA Allocation Moderate Portfolio Class 1	SST SA Allocation Moderate Portfolio Class 3
For the Year Ended December 31, 2023
From operations:
Dividends	$5,636,232	$8,430	$5,055,873	$5,003	$3,887,721
Mortality and expense risk and administrative charges	(3,349,398)	(1,359)	(3,037,609)	(806)	(2,396,189)
Net investment income (loss)	2,286,834	7,071	2,018,264	4,197	1,491,532
Net realized gain (loss)	(796,815)	(545)	(4,875,454)	(257)	(3,679,304)
Capital gain distribution from mutual funds	23,125,881	25,594	17,012,235	13,687	11,820,022
Change in unrealized appreciation (depreciation) of investments	13,190,652	12,605	13,318,864	6,966	9,915,091
Increase (decrease) in net assets from operations	37,806,552	44,725	27,473,909	24,593	19,547,341

From contract transactions:
Payments received from contract owners	17,972,222	—	6,904,159	—	6,038,367
Payments for contract benefits or terminations	(18,252,985)	(6,198)	(18,551,094)	(3,554)	(17,702,634)
Transfers between sub-accounts (including fixed account), net	2,145,035	8,492	572,792	1,664	509,034
Contract maintenance charges	(4,319,617)	(5,922)	(3,298,143)	(3,112)	(2,598,019)
Adjustments to net assets allocated to contracts in payout period	—	—	303	—	—
Increase (decrease) in net assets from contract transactions	(2,455,345)	(3,628)	(14,371,983)	(5,002)	(13,753,252)

Increase (decrease) in net assets	35,351,207	41,097	13,101,926	19,591	5,794,089
Net assets at beginning of period	241,918,979	300,596	211,697,344	185,820	168,532,888
Net assets at end of period	$277,270,186	$341,693	$224,799,270	$205,411	$174,326,977

Beginning units	11,667,965	22,125	11,508,673	14,230	9,474,845
Units issued	1,181,278	640	588,158	125	500,461
Units redeemed	(1,290,592)	(876)	(1,335,216)	(491)	(1,232,074)
Ending units	11,558,651	21,889	10,761,615	13,864	8,743,232

For the Year Ended December 31, 2022
From operations:
Dividends	$6,022,828	$9,847	$6,319,012	$6,115	$5,075,067
Mortality and expense risk and administrative charges	(3,185,577)	(1,798)	(3,156,965)	(644)	(2,543,870)
Net investment income (loss)	2,837,251	8,049	3,162,047	5,471	2,531,197
Net realized gain (loss)	462,515	(27,823)	(4,178,120)	(129)	(4,521,190)
Capital gain distribution from mutual funds	14,301,013	20,964	14,830,967	12,573	11,502,872
Change in unrealized appreciation (depreciation) of investments	(69,720,580)	(79,531)	(60,474,779)	(45,676)	(46,252,584)
Increase (decrease) in net assets from operations	(52,119,801)	(78,341)	(46,659,885)	(27,761)	(36,739,705)

From contract transactions:
Payments received from contract owners	33,785,499	266,000	17,344,115	66,000	12,469,163
Payments for contract benefits or terminations	(14,880,473)	(2,519)	(18,210,001)	(1,175)	(17,525,710)
Transfers between sub-accounts (including fixed account), net	2,701,415	(155,817)	1,411,282	28	970,382
Contract maintenance charges	(4,227,364)	(5,326)	(3,437,071)	(2,562)	(2,772,806)
Adjustments to net assets allocated to contracts in payout period	4,584	—	—	—	2,275
Increase (decrease) in net assets from contract transactions	17,383,661	102,338	(2,891,675)	62,291	(6,856,696)

Increase (decrease) in net assets	(34,736,140)	23,997	(49,551,560)	34,530	(43,596,401)
Net assets at beginning of period	276,655,119	276,599	261,248,904	151,290	212,129,289
Net assets at end of period	$241,918,979	$300,596	$211,697,344	$185,820	$168,532,888

Beginning units	10,867,721	16,906	11,679,436	9,690	9,863,746
Units issued	2,065,469	19,299	1,223,571	4,905	999,790
Units redeemed	(1,265,225)	(14,080)	(1,394,334)	(365)	(1,388,691)
Ending units	11,667,965	22,125	11,508,673	14,230	9,474,845

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SST SA American Century Inflation Protection Portfolio Class 1	SST SA American Century Inflation Protection Portfolio Class 3	SST SA Columbia Focused Value Portfolio Class 3	SST SA Multi- Managed Diversified Fixed Income Portfolio Class 3	SST SA Multi- Managed International Equity Portfolio Class 3
For the Year Ended December 31, 2023
From operations:
Dividends	$7,982	$12,753,928	$251	$3,319	$6,502
Mortality and expense risk and administrative charges	(914)	(3,904,795)	(344)	(1,811)	(3,554)
Net investment income (loss)	7,068	8,849,133	(93)	1,508	2,948
Net realized gain (loss)	(3,603)	(5,025,402)	1,414	(762)	(7,068)
Capital gain distribution from mutual funds	—	—	1,192	—	953
Change in unrealized appreciation (depreciation) of investments	460	919,894	(614)	6,351	44,234
Increase (decrease) in net assets from operations	3,925	4,743,625	1,899	7,097	41,067

From contract transactions:
Payments received from contract owners	—	7,475,833	—	—	—
Payments for contract benefits or terminations	—	(25,751,607)	(44,045)	(1,338)	(61,548)
Transfers between sub-accounts (including fixed account), net	4,177	9,686,529	(14,534)	9,867	3,234
Contract maintenance charges	(2,778)	(4,472,946)	(14)	(18)	(20)
Adjustments to net assets allocated to contracts in payout period	—	12	—	—	—
Increase (decrease) in net assets from contract transactions	1,399	(13,062,179)	(58,593)	8,511	(58,334)

Increase (decrease) in net assets	5,324	(8,318,554)	(56,694)	15,608	(17,267)
Net assets at beginning of period	163,557	284,534,597	78,784	149,299	296,597
Net assets at end of period	$168,881	$276,216,043	$22,090	$164,907	$279,330

Beginning units	15,698	25,666,793	4,092	15,798	25,779
Units issued	2,134	3,658,286	96	1,007	267
Units redeemed	(2,074)	(4,882,124)	(3,076)	(170)	(4,840)
Ending units	15,758	24,442,955	1,112	16,635	21,206

For the Year Ended December 31, 2022
From operations:
Dividends	$4,285	$6,836,290	$1,311	$3,098	$5,321
Mortality and expense risk and administrative charges	(904)	(4,247,285)	(1,157)	(1,933)	(3,710)
Net investment income (loss)	3,381	2,589,005	154	1,165	1,611
Net realized gain (loss)	(82)	404,340	8,582	(1,304)	20,112
Capital gain distribution from mutual funds	2,472	4,401,359	9,222	—	20,267
Change in unrealized appreciation (depreciation) of investments	(26,388)	(46,967,630)	(20,405)	(28,050)	(108,684)
Increase (decrease) in net assets from operations	(20,617)	(39,572,926)	(2,447)	(28,189)	(66,694)

From contract transactions:
Payments received from contract owners	—	21,120,876	—	—	—
Payments for contract benefits or terminations	—	(26,362,748)	(58,129)	—	(18,195)
Transfers between sub-accounts (including fixed account), net	(6,990)	12,270,644	(6,990)	(4,729)	(113,737)
Contract maintenance charges	(2,957)	(4,787,624)	(10)	(19)	(15)
Adjustments to net assets allocated to contracts in payout period	—	237	—	—	—
Increase (decrease) in net assets from contract transactions	(9,947)	2,241,385	(65,129)	(4,748)	(131,947)

Increase (decrease) in net assets	(30,564)	(37,331,541)	(67,576)	(32,937)	(198,641)
Net assets at beginning of period	194,121	321,866,138	146,360	182,236	495,238
Net assets at end of period	$163,557	$284,534,597	$78,784	$149,299	$296,597

Beginning units	16,505	25,499,567	7,377	16,283	35,476
Units issued	1,572	7,323,821	183	185	145
Units redeemed	(2,379)	(7,156,595)	(3,468)	(670)	(9,842)
Ending units	15,698	25,666,793	4,092	15,798	25,779
The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SST SA Multi- Managed Large Cap Growth Portfolio Class 3	SST SA Multi- Managed Large Cap Value Portfolio Class 3	SST SA Multi- Managed Mid Cap Growth Portfolio Class 3	SST SA Multi- Managed Mid Cap Value Portfolio Class 3	SST SA Multi- Managed Small Cap Portfolio Class 3
For the Year Ended December 31, 2023
From operations:
Dividends	$—	$3,203	$—	$2,692	$438
Mortality and expense risk and administrative charges	(7,667)	(2,092)	(2,760)	(3,324)	(2,435)
Net investment income (loss)	(7,667)	1,111	(2,760)	(632)	(1,997)
Net realized gain (loss)	(23,744)	(2,920)	(30,329)	(399)	(11,477)
Capital gain distribution from mutual funds	2,100	22,818	—	21,536	6,823
Change in unrealized appreciation (depreciation) of investments	204,892	(3,507)	72,621	11,759	26,667
Increase (decrease) in net assets from operations	175,581	17,502	39,532	32,264	20,016

From contract transactions:
Payments for contract benefits or terminations	(21,745)	(15,984)	(32,705)	(19,547)	(37,298)
Transfers between sub-accounts (including fixed account), net	(13,402)	3,899	(155)	12,874	1,964
Contract maintenance charges	(18)	(14)	(18)	(39)	(14)
Increase (decrease) in net assets from contract transactions	(35,165)	(12,099)	(32,878)	(6,712)	(35,348)

Increase (decrease) in net assets	140,416	5,403	6,654	25,552	(15,332)
Net assets at beginning of period	508,697	168,630	222,349	271,739	186,943
Net assets at end of period	$649,113	$174,033	$229,003	$297,291	$171,611

Beginning units	30,996	10,628	12,528	17,554	12,935
Units issued	4	242	78	841	159
Units redeemed	(1,648)	(987)	(1,772)	(1,268)	(2,464)
Ending units	29,352	9,883	10,834	17,127	10,630

For the Year Ended December 31, 2022
From operations:
Dividends	$—	$3,114	$—	$1,540	$268
Mortality and expense risk and administrative charges	(7,449)	(2,579)	(2,842)	(3,544)	(2,530)
Net investment income (loss)	(7,449)	535	(2,842)	(2,004)	(2,262)
Net realized gain (loss)	(9,577)	(4,229)	(8,803)	1,836	(2,776)
Capital gain distribution from mutual funds	93,791	32,320	71,330	41,817	36,435
Change in unrealized appreciation (depreciation) of investments	(385,090)	(40,397)	(153,564)	(74,506)	(73,247)
Increase (decrease) in net assets from operations	(308,325)	(11,771)	(93,879)	(32,857)	(41,850)

From contract transactions:
Payments for contract benefits or terminations	(21,014)	(25,219)	(5,876)	(8,363)	(567)
Transfers between sub-accounts (including fixed account), net	81,723	4,860	(4,528)	(14,816)	(6,155)
Contract maintenance charges	(28)	(10)	(19)	(25)	(10)
Increase (decrease) in net assets from contract transactions	60,681	(20,369)	(10,423)	(23,204)	(6,732)

Increase (decrease) in net assets	(247,644)	(32,140)	(104,302)	(56,061)	(48,582)
Net assets at beginning of period	756,341	200,770	326,651	327,800	235,525
Net assets at end of period	$508,697	$168,630	$222,349	$271,739	$186,943

Beginning units	28,388	12,115	12,865	19,084	13,358
Units issued	3,626	1,787	1,053	2	97
Units redeemed	(1,018)	(3,274)	(1,390)	(1,532)	(520)
Ending units	30,996	10,628	12,528	17,554	12,935

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 1	SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3	SST SA T. Rowe Price Growth Stock Portfolio Class 3	SAST SA AB Growth Portfolio Class 1	SAST SA AB Growth Portfolio Class 2
For the Year Ended December 31, 2023
From operations:
Dividends	$8,301	$1,434,360	$—	$—	$—
Mortality and expense risk and administrative charges	(2,058)	(1,171,267)	(4,166)	(5,791,504)	(708,521)
Net investment income (loss)	6,243	263,093	(4,166)	(5,791,504)	(708,521)
Net realized gain (loss)	(1,488)	(1,398,486)	(62,545)	7,951,142	1,173,327
Capital gain distribution from mutual funds	—	—	17,362	28,941,198	3,474,779
Change in unrealized appreciation (depreciation) of investments	66,923	17,356,517	181,364	78,908,216	8,889,103
Increase (decrease) in net assets from operations	71,678	16,221,124	132,015	110,009,052	12,828,688

From contract transactions:
Payments received from contract owners	145,000	3,445,402	—	1,705,065	465,954
Payments for contract benefits or terminations	(720)	(5,291,855)	(107,455)	(38,059,545)	(5,070,936)
Transfers between sub-accounts (including fixed account), net	(1,930)	(3,075,767)	(19,719)	(3,818,572)	(1,258,780)
Contract maintenance charges	(5,540)	(1,537,857)	(103)	(139,670)	(75,984)
Adjustments to net assets allocated to contracts in payout period	—	—	—	(27,303)	(6,227)
Increase (decrease) in net assets from contract transactions	136,810	(6,460,077)	(127,277)	(40,340,025)	(5,945,973)

Increase (decrease) in net assets	208,488	9,761,047	4,738	69,669,027	6,882,715
Net assets at beginning of period	284,918	88,161,258	371,510	350,092,527	41,088,996
Net assets at end of period	$493,406	$97,922,305	$376,248	$419,761,554	$47,971,711

Beginning units	20,486	6,354,744	21,683	6,719,484	337,216
Units issued	9,674	379,749	276	61,007	5,257
Units redeemed	(710)	(808,932)	(6,658)	(670,146)	(45,965)
Ending units	29,450	5,925,561	15,301	6,110,345	296,508

For the Year Ended December 31, 2022
From operations:
Dividends	$4,139	$1,024,353	$—	$—	$—
Mortality and expense risk and administrative charges	(1,501)	(1,164,566)	(4,685)	(6,075,380)	(735,328)
Net investment income (loss)	2,638	(140,213)	(4,685)	(6,075,380)	(735,328)
Net realized gain (loss)	(237)	163,256	(17,172)	15,983,711	1,548,675
Capital gain distribution from mutual funds	49,221	15,219,223	65,054	61,758,059	7,279,960
Change in unrealized appreciation (depreciation) of investments	(106,918)	(34,678,730)	(288,850)	(230,510,864)	(26,638,817)
Increase (decrease) in net assets from operations	(55,296)	(19,436,464)	(245,653)	(158,844,474)	(18,545,510)

From contract transactions:
Payments received from contract owners	37,465	10,022,387	—	1,632,164	455,217
Payments for contract benefits or terminations	(655)	(4,984,582)	(12,685)	(36,374,818)	(4,132,484)
Transfers between sub-accounts (including fixed account), net	1,437	3,326,591	43,936	(8,291,378)	(345,777)
Contract maintenance charges	(5,176)	(1,606,165)	(69)	(133,844)	(77,881)
Adjustments to net assets allocated to contracts in payout period	—	—	—	(19,859)	6,028
Increase (decrease) in net assets from contract transactions	33,071	6,758,231	31,182	(43,187,735)	(4,094,897)

Increase (decrease) in net assets	(22,225)	(12,678,233)	(214,471)	(202,032,209)	(22,640,407)
Net assets at beginning of period	307,143	100,839,491	585,981	552,124,736	63,729,403
Net assets at end of period	$284,918	$88,161,258	$371,510	$350,092,527	$41,088,996

Beginning units	18,179	5,929,487	19,936	7,330,606	367,252
Units issued	2,808	1,158,482	3,051	99,525	13,911
Units redeemed	(501)	(733,225)	(1,304)	(710,647)	(43,947)
Ending units	20,486	6,354,744	21,683	6,719,484	337,216

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA AB Growth Portfolio Class 3	SAST SA AB Small & Mid Cap Value Portfolio Class 1	SAST SA AB Small & Mid Cap Value Portfolio Class 2	SAST SA AB Small & Mid Cap Value Portfolio Class 3	SAST SA American Funds Asset Allocation Portfolio Class 1
For the Year Ended December 31, 2023
From operations:
Dividends	$—	$7,849	$61,767	$2,028,455	$203,926
Mortality and expense risk and administrative charges	(6,642,209)	(3,868)	(131,295)	(4,549,778)	(37,867)
Net investment income (loss)	(6,642,209)	3,981	(69,528)	(2,521,323)	166,059
Net realized gain (loss)	9,307,398	(9,972)	(394,098)	(8,400,885)	114,960
Capital gain distribution from mutual funds	36,549,998	74,835	721,119	27,086,208	748,498
Change in unrealized appreciation (depreciation) of investments	92,079,644	61,927	923,467	27,237,538	(47,564)
Increase (decrease) in net assets from operations	131,294,831	130,771	1,180,960	43,401,538	981,953

From contract transactions:
Payments received from contract owners	30,207,741	85,642	4,346	11,329,282	100,000
Payments for contract benefits or terminations	(43,197,606)	(31,751)	(676,464)	(30,219,842)	(581,634)
Transfers between sub-accounts (including fixed account), net	(28,278,019)	110,056	(2,627)	(855,363)	149,260
Contract maintenance charges	(4,431,704)	(2,327)	(22,181)	(3,295,575)	(110,469)
Adjustments to net assets allocated to contracts in payout period	4,852	—	11,384	242	—
Increase (decrease) in net assets from contract transactions	(45,694,736)	161,620	(685,542)	(23,041,256)	(442,843)

Increase (decrease) in net assets	85,600,095	292,391	495,418	20,360,282	539,110
Net assets at beginning of period	416,671,422	634,606	8,460,448	300,963,834	7,468,299
Net assets at end of period	$502,271,517	$926,997	$8,955,866	$321,324,116	$8,007,409

Beginning units	7,410,398	52,915	191,083	9,403,424	525,617
Units issued	928,583	17,940	4,350	954,169	18,009
Units redeemed	(1,410,135)	(4,346)	(19,696)	(1,564,152)	(47,789)
Ending units	6,928,846	66,509	175,737	8,793,441	495,837

For the Year Ended December 31, 2022
From operations:
Dividends	$—	$9,690	$83,535	$2,664,275	$157,190
Mortality and expense risk and administrative charges	(6,407,412)	(4,585)	(147,749)	(4,919,069)	(37,129)
Net investment income (loss)	(6,407,412)	5,105	(64,214)	(2,254,794)	120,061
Net realized gain (loss)	10,397,741	(34,789)	(14,119)	(1,064,107)	83,608
Capital gain distribution from mutual funds	74,193,380	219,310	2,279,603	81,913,968	259,410
Change in unrealized appreciation (depreciation) of investments	(244,592,572)	(351,016)	(4,087,228)	(143,876,381)	(1,627,483)
Increase (decrease) in net assets from operations	(166,408,863)	(161,390)	(1,885,958)	(65,281,314)	(1,164,404)

From contract transactions:
Payments received from contract owners	48,142,136	59,465	10,128	19,244,968	661,718
Payments for contract benefits or terminations	(36,309,365)	(57,730)	(739,347)	(31,223,412)	(225,961)
Transfers between sub-accounts (including fixed account), net	28,008,802	(201,170)	(168,303)	(834,852)	(80,971)
Contract maintenance charges	(3,991,071)	(2,220)	(23,727)	(3,414,040)	(114,987)
Adjustments to net assets allocated to contracts in payout period	17,349	—	(7,580)	13,144	—
Increase (decrease) in net assets from contract transactions	35,867,851	(201,655)	(928,829)	(16,214,192)	239,799

Increase (decrease) in net assets	(130,541,012)	(363,045)	(2,814,787)	(81,495,506)	(924,605)
Net assets at beginning of period	547,212,434	997,651	11,275,235	382,459,340	8,392,904
Net assets at end of period	$416,671,422	$634,606	$8,460,448	$300,963,834	$7,468,299

Beginning units	6,497,542	69,775	210,906	9,773,990	508,474
Units issued	1,836,029	5,091	2,950	1,362,224	53,483
Units redeemed	(923,173)	(21,951)	(22,773)	(1,732,790)	(36,340)
Ending units	7,410,398	52,915	191,083	9,403,424	525,617

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA American Funds Asset Allocation Portfolio Class 3	SAST SA American Funds Global Growth Portfolio Class 1	SAST SA American Funds Global Growth Portfolio Class 3	SAST SA American Funds Growth Portfolio Class 1	SAST SA American Funds Growth Portfolio Class 3
For the Year Ended December 31, 2023
From operations:
Dividends	$37,933,583	$12,339	$2,349,966	$45,395	$10,321,838
Mortality and expense risk and administrative charges	(19,460,084)	(6,201)	(4,898,058)	(15,274)	(9,922,502)
Net investment income (loss)	18,473,499	6,138	(2,548,092)	30,121	399,336
Net realized gain (loss)	8,035,596	(17,188)	(2,967,860)	(170,337)	14,307,773
Capital gain distribution from mutual funds	153,231,706	171,061	44,712,405	323,054	85,041,231
Change in unrealized appreciation (depreciation) of investments	(449,934)	80,760	24,673,696	1,133,513	127,071,695
Increase (decrease) in net assets from operations	179,290,867	240,771	63,870,149	1,316,351	226,820,035

From contract transactions:
Payments received from contract owners	70,193,108	57,894	8,505,230	—	67,775,170
Payments for contract benefits or terminations	(107,183,381)	(33,958)	(31,949,319)	(2,628,005)	(47,753,014)
Transfers between sub-accounts (including fixed account), net	9,262,774	119,000	(11,590,833)	4,064,867	(50,668,861)
Contract maintenance charges	(24,416,721)	(7,624)	(4,127,508)	(17,753)	(9,610,539)
Adjustments to net assets allocated to contracts in payout period	—	—	(117)	—	(4,476)
Increase (decrease) in net assets from contract transactions	(52,144,220)	135,312	(39,162,547)	1,419,109	(40,261,720)

Increase (decrease) in net assets	127,146,647	376,083	24,707,602	2,735,460	186,558,315
Net assets at beginning of period	1,469,885,240	1,022,038	324,538,833	1,668,026	634,852,756
Net assets at end of period	$1,597,031,887	$1,398,121	$349,246,435	$4,403,486	$821,411,071

Beginning units	67,864,280	76,394	12,090,807	105,996	18,561,258
Units issued	4,995,369	15,755	690,833	232,763	2,361,775
Units redeemed	(7,323,305)	(6,392)	(2,008,370)	(135,389)	(3,316,284)
Ending units	65,536,344	85,757	10,773,270	203,370	17,606,749

For the Year Ended December 31, 2022
From operations:
Dividends	$27,716,801	$—	$—	$14,155	$3,461,189
Mortality and expense risk and administrative charges	(19,686,085)	(6,757)	(5,106,428)	(9,969)	(8,932,064)
Net investment income (loss)	8,030,716	(6,757)	(5,106,428)	4,186	(5,470,875)
Net realized gain (loss)	15,662,943	(85,681)	(4,198,801)	(14,481)	6,405,361
Capital gain distribution from mutual funds	52,040,633	7,838	2,145,638	254,733	91,406,326
Change in unrealized appreciation (depreciation) of investments	(329,725,697)	(321,765)	(107,890,536)	(955,502)	(341,511,726)
Increase (decrease) in net assets from operations	(253,991,405)	(406,365)	(115,050,127)	(711,064)	(249,170,914)

From contract transactions:
Payments received from contract owners	147,806,778	116,073	16,102,724	212,314	113,931,239
Payments for contract benefits or terminations	(99,439,360)	(70,353)	(31,178,947)	(85,936)	(43,399,757)
Transfers between sub-accounts (including fixed account), net	(11,101,224)	(1,075,239)	23,061,303	(35,830)	54,388,623
Contract maintenance charges	(25,254,548)	(6,817)	(4,339,290)	(15,690)	(8,387,707)
Adjustments to net assets allocated to contracts in payout period	11,796	—	(4,546)	—	11,761
Increase (decrease) in net assets from contract transactions	12,023,442	(1,036,336)	3,641,244	74,858	116,544,159

Increase (decrease) in net assets	(241,967,963)	(1,442,701)	(111,408,883)	(636,206)	(132,626,755)
Net assets at beginning of period	1,711,853,203	2,464,739	435,947,716	2,304,232	767,479,511
Net assets at end of period	$1,469,885,240	$1,022,038	$324,538,833	$1,668,026	$634,852,756

Beginning units	67,513,730	137,939	12,033,355	102,121	15,528,778
Units issued	8,529,499	18,832	2,102,259	28,824	5,314,994
Units redeemed	(8,178,949)	(80,377)	(2,044,807)	(24,949)	(2,282,514)
Ending units	67,864,280	76,394	12,090,807	105,996	18,561,258

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA American Funds Growth-Income Portfolio Class 1	SAST SA American Funds Growth-Income Portfolio Class 3	SAST SA American Funds VCP Managed Allocation Portfolio Class 1	SAST SA American Funds VCP Managed Allocation Portfolio Class 3	SAST SA BlackRock Multi- Factor 70/30 Portfolio Class 1
For the Year Ended December 31, 2023
From operations:
Dividends	$53,626	$8,073,147	$13,690	$28,274,364	$4,304
Mortality and expense risk and administrative charges	(10,658)	(4,907,802)	(3,475)	(21,252,175)	(863)
Net investment income (loss)	42,968	3,165,345	10,215	7,022,189	3,441
Net realized gain (loss)	9,403	264,062	(60,610)	27,899,745	121
Capital gain distribution from mutual funds	180,012	29,967,756	22,519	53,463,784	—
Change in unrealized appreciation (depreciation) of investments	225,731	45,050,282	131,894	120,291,619	18,777
Increase (decrease) in net assets from operations	458,114	78,447,445	104,018	208,677,337	22,339

From contract transactions:
Payments received from contract owners	252,525	29,819,492	120,147	34,714,767	146,000
Payments for contract benefits or terminations	(36,504)	(34,092,964)	(10,645)	(159,541,009)	(2,666)
Transfers between sub-accounts (including fixed account), net	205,901	(5,014,715)	(342,653)	(160,192)	2,668
Contract maintenance charges	(13,583)	(3,892,161)	(11,589)	(28,285,110)	(2,338)
Adjustments to net assets allocated to contracts in payout period	—	(34,119)	—	226	—
Increase (decrease) in net assets from contract transactions	408,339	(13,214,467)	(244,740)	(153,271,318)	143,664

Increase (decrease) in net assets	866,453	65,232,978	(140,722)	55,406,019	166,003
Net assets at beginning of period	1,540,308	327,509,080	961,542	1,568,854,955	46,222
Net assets at end of period	$2,406,761	$392,742,058	$820,820	$1,624,260,974	$212,225

Beginning units	111,784	12,288,102	74,997	102,519,354	4,565
Units issued	35,902	1,559,327	8,801	5,958,482	14,634
Units redeemed	(8,337)	(2,006,364)	(28,380)	(15,417,754)	(581)
Ending units	139,349	11,841,065	55,418	93,060,082	18,618

For the Year Ended December 31, 2022
From operations:
Dividends	$19,995	$3,031,609	$12,897	$16,440,647	$877
Mortality and expense risk and administrative charges	(9,631)	(4,713,660)	(5,022)	(22,843,864)	(65)
Net investment income (loss)	10,364	(1,682,051)	7,875	(6,403,217)	812
Net realized gain (loss)	(8,379)	(1,008,959)	1,764	24,868,085	(104)
Capital gain distribution from mutual funds	53,291	10,385,353	35,121	57,945,337	497
Change in unrealized appreciation (depreciation) of investments	(390,466)	(76,940,539)	(222,633)	(440,646,051)	(2,758)
Increase (decrease) in net assets from operations	(335,190)	(69,246,196)	(177,873)	(364,235,846)	(1,553)

From contract transactions:
Payments received from contract owners	148,818	41,796,500	214,013	58,514,956	49,500
Payments for contract benefits or terminations	(97,464)	(29,945,711)	(3,350)	(125,809,478)	(890)
Transfers between sub-accounts (including fixed account), net	(145,226)	4,026,751	111	28,988,046	(633)
Contract maintenance charges	(12,248)	(3,569,864)	(18,398)	(30,504,542)	(202)
Adjustments to net assets allocated to contracts in payout period	—	5,113	—	58	—
Increase (decrease) in net assets from contract transactions	(106,120)	12,312,789	192,376	(68,810,960)	47,775

Increase (decrease) in net assets	(441,310)	(56,933,407)	14,503	(433,046,806)	46,222
Net assets at beginning of period	1,981,618	384,442,487	947,039	2,001,901,761	—
Net assets at end of period	$1,540,308	$327,509,080	$961,542	$1,568,854,955	$46,222

Beginning units	119,461	11,885,245	61,003	106,954,856	—
Units issued	20,117	2,385,978	16,208	8,919,502	4,746
Units redeemed	(27,794)	(1,983,121)	(2,214)	(13,355,004)	(181)
Ending units	111,784	12,288,102	74,997	102,519,354	4,565

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA BlackRock Multi- Factor 70/30 Portfolio Class 3	SAST SA BlackRock VCP Global Multi Asset Portfolio Class 1	SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3	SAST SA DFA Ultra Short Bond Portfolio Class 1	SAST SA DFA Ultra Short Bond Portfolio Class 2
For the Year Ended December 31, 2023
From operations:
Dividends	$865,986	$3,744	$4,009,103	$233,551	$69,745
Mortality and expense risk and administrative charges	(535,712)	(2,052)	(7,644,837)	(316,397)	(113,172)
Net investment income (loss)	330,274	1,692	(3,635,734)	(82,846)	(43,427)
Net realized gain (loss)	(430,029)	(104,845)	(12,497,079)	52,471	(25,617)
Capital gain distribution from mutual funds	—	—	—	—	—
Change in unrealized appreciation (depreciation) of investments	4,850,372	152,869	74,457,071	671,669	271,761
Increase (decrease) in net assets from operations	4,750,617	49,716	58,324,258	641,294	202,717

From contract transactions:
Payments received from contract owners	5,878,322	—	12,726,232	801,181	330,645
Payments for contract benefits or terminations	(1,466,170)	(9,534)	(58,019,970)	(2,253,290)	(1,952,478)
Transfers between sub-accounts (including fixed account), net	(55,255)	(320,531)	8,099,962	(1,581,317)	494,098
Contract maintenance charges	(715,993)	(7,180)	(10,275,004)	(26,265)	(12,376)
Adjustments to net assets allocated to contracts in payout period	—	—	—	(3,832)	(8,942)
Increase (decrease) in net assets from contract transactions	3,640,904	(337,245)	(47,468,780)	(3,063,523)	(1,149,053)

Increase (decrease) in net assets	8,391,521	(287,529)	10,855,478	(2,422,229)	(946,336)
Net assets at beginning of period	38,752,738	692,089	578,266,266	21,855,545	7,640,534
Net assets at end of period	$47,144,259	$404,560	$589,121,744	$19,433,316	$6,694,198

Beginning units	3,922,646	62,712	52,753,463	1,960,657	705,017
Units issued	757,144	974	3,173,028	732,258	132,410
Units redeemed	(406,034)	(30,925)	(7,328,085)	(998,856)	(237,165)
Ending units	4,273,756	32,761	48,598,406	1,694,059	600,262

For the Year Ended December 31, 2022
From operations:
Dividends	$655,189	$—	$—	$—	$—
Mortality and expense risk and administrative charges	(412,610)	(3,976)	(8,303,145)	(353,220)	(131,210)
Net investment income (loss)	242,579	(3,976)	(8,303,145)	(353,220)	(131,210)
Net realized gain (loss)	(197,272)	(6,885)	(8,523,082)	(263,410)	(90,304)
Capital gain distribution from mutual funds	400,565	50	41,720	—	—
Change in unrealized appreciation (depreciation) of investments	(5,828,192)	(141,311)	(121,134,711)	(100,436)	(61,832)
Increase (decrease) in net assets from operations	(5,382,320)	(152,122)	(137,919,218)	(717,066)	(283,346)

From contract transactions:
Payments received from contract owners	15,832,487	28,500	22,923,227	1,740,844	820,963
Payments for contract benefits or terminations	(973,697)	(8,866)	(42,692,938)	(4,053,878)	(2,258,692)
Transfers between sub-accounts (including fixed account), net	1,730,890	9,638	2,412,374	1,428,076	373,773
Contract maintenance charges	(532,713)	(15,172)	(11,184,774)	(23,828)	(14,094)
Adjustments to net assets allocated to contracts in payout period	—	—	2,705	(42,289)	11,803
Increase (decrease) in net assets from contract transactions	16,056,967	14,100	(28,539,406)	(951,075)	(1,066,247)

Increase (decrease) in net assets	10,674,647	(138,022)	(166,458,624)	(1,668,141)	(1,349,593)
Net assets at beginning of period	28,078,091	830,111	744,724,890	23,523,686	8,990,127
Net assets at end of period	$38,752,738	$692,089	$578,266,266	$21,855,545	$7,640,534

Beginning units	2,357,522	61,732	55,193,356	2,037,617	803,813
Units issued	1,886,809	3,449	3,750,454	963,719	197,748
Units redeemed	(321,685)	(2,469)	(6,190,347)	(1,040,679)	(296,544)
Ending units	3,922,646	62,712	52,753,463	1,960,657	705,017

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA DFA Ultra Short Bond Portfolio Class 3	SAST SA Emerging Markets Equity Index Portfolio Class 1	SAST SA Emerging Markets Equity Index Portfolio Class 3	SAST SA Federated Hermes Corporate Bond Portfolio Class 1	SAST SA Federated Hermes Corporate Bond Portfolio Class 2
For the Year Ended December 31, 2023
From operations:
Dividends	$1,634,710	$4,463	$361,464	$1,228,800	$353,089
Mortality and expense risk and administrative charges	(2,495,487)	(702)	(187,321)	(535,912)	(163,110)
Net investment income (loss)	(860,777)	3,761	174,143	692,888	189,979
Net realized gain (loss)	(863,359)	(3,228)	(448,726)	(1,065,896)	(352,883)
Change in unrealized appreciation (depreciation) of investments	6,914,747	10,554	1,292,313	2,549,521	790,750
Increase (decrease) in net assets from operations	5,190,611	11,087	1,017,730	2,176,513	627,846

From contract transactions:
Payments received from contract owners	8,929,420	—	1,669,305	80,501	196,062
Payments for contract benefits or terminations	(22,777,770)	(566)	(562,544)	(4,647,945)	(1,630,259)
Transfers between sub-accounts (including fixed account), net	3,120,096	78,801	875,028	(101,411)	216,047
Contract maintenance charges	(2,695,483)	(2,370)	(214,523)	(17,862)	(14,503)
Adjustments to net assets allocated to contracts in payout period	(4,879)	—	—	(129)	4,949
Increase (decrease) in net assets from contract transactions	(13,428,616)	75,865	1,767,266	(4,686,846)	(1,227,704)

Increase (decrease) in net assets	(8,238,005)	86,952	2,784,996	(2,510,333)	(599,858)
Net assets at beginning of period	183,831,101	100,163	13,125,286	37,172,457	11,100,644
Net assets at end of period	$175,593,096	$187,115	$15,910,282	$34,662,124	$10,500,786

Beginning units	21,058,288	11,135	1,529,077	1,268,269	379,420
Units issued	4,832,255	9,266	447,329	47,917	17,980
Units redeemed	(6,337,530)	(1,263)	(250,188)	(208,525)	(59,986)
Ending units	19,553,013	19,138	1,726,218	1,107,661	337,414

For the Year Ended December 31, 2022
From operations:
Dividends	$—	$1,990	$234,355	$1,509,520	$440,307
Mortality and expense risk and administrative charges	(2,491,887)	(544)	(148,650)	(616,528)	(194,898)
Net investment income (loss)	(2,491,887)	1,446	85,705	892,992	245,409
Net realized gain (loss)	(1,942,416)	(4,275)	(135,164)	(767,553)	(259,239)
Capital gain distribution from mutual funds	—	—	—	139,554	42,903
Change in unrealized appreciation (depreciation) of investments	(1,305,399)	(23,332)	(2,669,794)	(7,602,339)	(2,312,141)
Increase (decrease) in net assets from operations	(5,739,702)	(26,161)	(2,719,253)	(7,337,346)	(2,283,068)

From contract transactions:
Payments received from contract owners	19,275,083	—	3,895,672	244,663	237,768
Payments for contract benefits or terminations	(20,711,606)	(34,444)	(255,816)	(4,789,771)	(1,544,884)
Transfers between sub-accounts (including fixed account), net	20,929,139	59,320	1,207,172	(219,863)	(516,337)
Contract maintenance charges	(2,622,230)	(1,606)	(170,074)	(18,025)	(16,308)
Adjustments to net assets allocated to contracts in payout period	(83)	—	—	11,004	(8,771)
Increase (decrease) in net assets from contract transactions	16,870,303	23,270	4,676,954	(4,771,992)	(1,848,532)

Increase (decrease) in net assets	11,130,601	(2,891)	1,957,701	(12,109,338)	(4,131,600)
Net assets at beginning of period	172,700,500	103,054	11,167,585	49,281,795	15,232,244
Net assets at end of period	$183,831,101	$100,163	$13,125,286	$37,172,457	$11,100,644

Beginning units	19,000,018	9,080	1,020,696	1,413,125	438,755
Units issued	9,608,349	6,661	719,343	93,255	13,180
Units redeemed	(7,550,079)	(4,606)	(210,962)	(238,111)	(72,515)
Ending units	21,058,288	11,135	1,529,077	1,268,269	379,420

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Federated Hermes Corporate Bond Portfolio Class 3	SAST SA Fidelity Institutional AM® International Growth Portfolio Class 1	SAST SA Fidelity Institutional AM® International Growth Portfolio Class 3	SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1	SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 2
For the Year Ended December 31, 2023
From operations:
Dividends	$24,027,337	$1,223	$20,622	$297,068	$60,673
Mortality and expense risk and administrative charges	(9,663,066)	(1,505)	(134,396)	(210,012)	(48,006)
Net investment income (loss)	14,364,271	(282)	(113,774)	87,056	12,667
Net realized gain (loss)	(12,582,178)	(6,580)	(367,362)	(495,450)	(152,369)
Capital gain distribution from mutual funds	—	—	—	767,368	170,430
Change in unrealized appreciation (depreciation) of investments	39,958,843	80,271	2,821,489	1,244,201	309,880
Increase (decrease) in net assets from operations	41,740,936	73,409	2,340,353	1,603,175	340,608

From contract transactions:
Payments received from contract owners	50,189,888	—	1,072,874	60,818	1,906
Payments for contract benefits or terminations	(60,104,332)	(14,736)	(667,842)	(1,281,528)	(274,140)
Transfers between sub-accounts (including fixed account), net	73,123,401	104,402	1,533,657	(318,193)	(84,187)
Contract maintenance charges	(10,431,773)	(605)	(154,654)	(5,441)	(5,366)
Adjustments to net assets allocated to contracts in payout period	4,845	—	—	(76)	—
Increase (decrease) in net assets from contract transactions	52,782,029	89,061	1,784,035	(1,544,420)	(361,787)

Increase (decrease) in net assets	94,522,965	162,470	4,124,388	58,755	(21,179)
Net assets at beginning of period	656,710,081	217,893	8,196,967	13,973,782	3,094,012
Net assets at end of period	$751,233,046	$380,363	$12,321,355	$14,032,537	$3,072,833

Beginning units	34,764,328	19,680	766,046	342,252	78,415
Units issued	7,807,468	9,903	326,689	4,738	2,420
Units redeemed	(4,683,929)	(2,476)	(174,753)	(40,450)	(11,338)
Ending units	37,887,867	27,107	917,982	306,540	69,497

For the Year Ended December 31, 2022
From operations:
Dividends	$24,280,312	$35	$—	$151,346	$26,268
Mortality and expense risk and administrative charges	(9,856,686)	(2,774)	(96,181)	(252,284)	(57,439)
Net investment income (loss)	14,423,626	(2,739)	(96,181)	(100,938)	(31,171)
Net realized gain (loss)	(14,069,290)	(111,774)	(117,811)	(131,341)	(27,408)
Capital gain distribution from mutual funds	2,419,701	46,317	853,132	1,287,886	280,266
Change in unrealized appreciation (depreciation) of investments	(129,711,091)	(110,527)	(3,084,333)	(6,774,665)	(1,479,682)
Increase (decrease) in net assets from operations	(126,937,054)	(178,723)	(2,445,193)	(5,719,058)	(1,257,995)

From contract transactions:
Payments received from contract owners	77,155,992	39,617	1,574,951	119,932	1,758
Payments for contract benefits or terminations	(54,361,799)	(73,729)	(342,732)	(1,329,146)	(349,195)
Transfers between sub-accounts (including fixed account), net	(38,991,541)	(263,340)	1,054,115	162,784	46,069
Contract maintenance charges	(10,399,338)	(798)	(118,881)	(5,830)	(6,308)
Adjustments to net assets allocated to contracts in payout period	8,109	—	—	(1,898)	(302)
Increase (decrease) in net assets from contract transactions	(26,588,577)	(298,250)	2,167,453	(1,054,158)	(307,978)

Increase (decrease) in net assets	(153,525,631)	(476,973)	(277,740)	(6,773,216)	(1,565,973)
Net assets at beginning of period	810,235,712	694,866	8,474,707	20,746,998	4,659,985
Net assets at end of period	$656,710,081	$217,893	$8,196,967	$13,973,782	$3,094,012

Beginning units	35,807,847	45,820	572,953	363,900	84,750
Units issued	6,894,434	5,238	294,843	18,409	3,833
Units redeemed	(7,937,953)	(31,378)	(101,750)	(40,057)	(10,168)
Ending units	34,764,328	19,680	766,046	342,252	78,415

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	SAST SA Fixed Income Index Portfolio Class 1	SAST SA Fixed Income Index Portfolio Class 3	SAST SA Fixed Income Intermediate Index Portfolio Class 1	SAST SA Fixed Income Intermediate Index Portfolio Class 3
For the Year Ended December 31, 2023
From operations:
Dividends	$2,428,845	$1,136	$1,480,181	$558	$538,924
Mortality and expense risk and administrative charges	(1,848,556)	(236)	(848,394)	(80)	(434,729)
Net investment income (loss)	580,289	900	631,787	478	104,195
Net realized gain (loss)	(2,136,451)	(97)	(1,822,895)	(3)	(711,972)
Capital gain distribution from mutual funds	7,135,003	—	—	—	—
Change in unrealized appreciation (depreciation) of investments	9,141,795	1,660	3,880,473	899	1,732,220
Increase (decrease) in net assets from operations	14,720,636	2,463	2,689,365	1,374	1,124,443

From contract transactions:
Payments received from contract owners	1,881,226	—	6,946,773	—	3,971,623
Payments for contract benefits or terminations	(13,444,256)	(187)	(4,092,807)	(190)	(2,423,238)
Transfers between sub-accounts (including fixed account), net	(269,918)	3,708	7,451,018	18,835	4,132,245
Contract maintenance charges	(1,459,894)	(471)	(1,102,569)	—	(568,240)
Adjustments to net assets allocated to contracts in payout period	(151)	—	—	—	—
Increase (decrease) in net assets from contract transactions	(13,292,993)	3,050	9,202,415	18,645	5,112,390

Increase (decrease) in net assets	1,427,643	5,513	11,891,780	20,019	6,236,833
Net assets at beginning of period	124,534,724	45,824	60,802,458	12,734	30,166,808
Net assets at end of period	$125,962,367	$51,337	$72,694,238	$32,753	$36,403,641

Beginning units	6,355,594	4,650	6,511,499	1,267	3,169,435
Units issued	574,620	369	2,072,459	1,859	1,399,329
Units redeemed	(1,183,288)	(71)	(1,110,853)	(19)	(873,350)
Ending units	5,746,926	4,948	7,473,105	3,107	3,695,414

For the Year Ended December 31, 2022
From operations:
Dividends	$928,133	$923	$1,066,148	$184	$345,073
Mortality and expense risk and administrative charges	(2,038,330)	(128)	(767,855)	(32)	(374,473)
Net investment income (loss)	(1,110,197)	795	298,293	152	(29,400)
Net realized gain (loss)	810,045	(229)	(1,464,768)	(4)	(407,987)
Capital gain distribution from mutual funds	11,371,637	128	168,513	4	8,060
Change in unrealized appreciation (depreciation) of investments	(56,950,014)	(3,136)	(8,409,876)	(355)	(2,261,181)
Increase (decrease) in net assets from operations	(45,878,529)	(2,442)	(9,407,838)	(203)	(2,690,508)

From contract transactions:
Payments received from contract owners	7,261,321	19,955	13,666,127	13,125	4,484,757
Payments for contract benefits or terminations	(13,384,569)	(95)	(4,428,902)	(96)	(1,971,908)
Transfers between sub-accounts (including fixed account), net	12,980,809	27,994	(3,191,508)	(92)	(459,929)
Contract maintenance charges	(1,530,215)	(338)	(1,020,858)	—	(506,631)
Adjustments to net assets allocated to contracts in payout period	5,593	—	(16)	—	(16)
Increase (decrease) in net assets from contract transactions	5,332,939	47,516	5,024,843	12,937	1,546,273

Increase (decrease) in net assets	(40,545,590)	45,074	(4,382,995)	12,734	(1,144,235)
Net assets at beginning of period	165,080,314	750	65,185,453	—	31,311,043
Net assets at end of period	$124,534,724	$45,824	$60,802,458	$12,734	$30,166,808

Beginning units	5,911,434	67	5,991,408	—	3,006,389
Units issued	1,408,666	4,834	2,243,832	1,285	943,187
Units redeemed	(964,506)	(251)	(1,723,741)	(18)	(780,141)
Ending units	6,355,594	4,650	6,511,499	1,267	3,169,435

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 1	SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 2	SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 3	SAST SA Franklin Small Company Value Portfolio Class 1	SAST SA Franklin Small Company Value Portfolio Class 3
For the Year Ended December 31, 2023
From operations:
Dividends	$6,319,256	$840,608	$6,632,358	$639	$324,734
Mortality and expense risk and administrative charges	(3,992,595)	(578,788)	(4,605,936)	(576)	(1,925,399)
Net investment income (loss)	2,326,661	261,820	2,026,422	63	(1,600,665)
Net realized gain (loss)	1,189,594	(100,122)	(2,876,569)	(2,451)	(4,607,911)
Capital gain distribution from mutual funds	25,285,354	3,610,340	29,942,910	9,121	9,615,201
Change in unrealized appreciation (depreciation) of investments	(14,437,925)	(1,796,968)	(12,720,871)	7,929	10,431,385
Increase (decrease) in net assets from operations	14,363,684	1,975,070	16,371,892	14,662	13,838,010

From contract transactions:
Payments received from contract owners	1,529,398	225,280	6,266,499	—	4,095,889
Payments for contract benefits or terminations	(26,007,609)	(3,720,601)	(33,096,133)	(1,516)	(12,568,444)
Transfers between sub-accounts (including fixed account), net	(495,364)	169,204	12,420,765	33,873	3,502,881
Contract maintenance charges	(70,454)	(62,932)	(2,537,808)	(1,572)	(1,609,971)
Adjustments to net assets allocated to contracts in payout period	(18,187)	10,076	(1,584)	—	318
Increase (decrease) in net assets from contract transactions	(25,062,216)	(3,378,973)	(16,948,261)	30,785	(6,579,327)

Increase (decrease) in net assets	(10,698,532)	(1,403,903)	(576,369)	45,447	7,258,683
Net assets at beginning of period	275,770,611	39,222,189	316,980,351	93,065	129,227,938
Net assets at end of period	$265,072,079	$37,818,286	$316,403,982	$138,512	$136,486,621

Beginning units	2,969,565	435,560	7,748,271	7,207	5,807,331
Units issued	92,958	14,978	926,075	2,764	563,773
Units redeemed	(329,058)	(53,128)	(1,293,144)	(427)	(861,331)
Ending units	2,733,465	397,410	7,381,202	9,544	5,509,773

For the Year Ended December 31, 2022
From operations:
Dividends	$4,915,481	$639,329	$4,977,618	$652	$580,278
Mortality and expense risk and administrative charges	(4,395,693)	(649,273)	(5,228,736)	(339)	(2,116,673)
Net investment income (loss)	519,788	(9,944)	(251,118)	313	(1,536,395)
Net realized gain (loss)	(653,504)	426,512	10,891,229	(1,795)	(4,208,409)
Capital gain distribution from mutual funds	46,813,022	6,739,379	56,625,171	19,782	29,701,105
Change in unrealized appreciation (depreciation) of investments	(56,200,375)	(8,643,332)	(79,537,263)	(22,682)	(43,460,164)
Increase (decrease) in net assets from operations	(9,521,069)	(1,487,385)	(12,271,981)	(4,382)	(19,503,863)

From contract transactions:
Payments received from contract owners	1,023,358	483,615	11,709,018	19,226	7,308,121
Payments for contract benefits or terminations	(29,182,249)	(4,062,454)	(33,897,735)	(935)	(13,135,513)
Transfers between sub-accounts (including fixed account), net	(7,710,288)	(1,627,255)	(32,365,047)	34,001	(6,865,960)
Contract maintenance charges	(77,049)	(68,310)	(2,837,062)	(863)	(1,727,962)
Adjustments to net assets allocated to contracts in payout period	58,446	12,393	1,914	—	(309)
Increase (decrease) in net assets from contract transactions	(35,887,782)	(5,262,011)	(57,388,912)	51,429	(14,421,623)

Increase (decrease) in net assets	(45,408,851)	(6,749,396)	(69,660,893)	47,047	(33,925,486)
Net assets at beginning of period	321,179,462	45,971,585	386,641,244	46,018	163,153,424
Net assets at end of period	$275,770,611	$39,222,189	$316,980,351	$93,065	$129,227,938

Beginning units	3,356,988	495,266	8,973,492	3,178	6,482,397
Units issued	37,673	11,840	901,252	4,614	672,349
Units redeemed	(425,096)	(71,546)	(2,126,473)	(585)	(1,347,415)
Ending units	2,969,565	435,560	7,748,271	7,207	5,807,331

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Franklin Systematic U.S. Large Cap Core Portfolio Class 1	SAST SA Franklin Systematic U.S. Large Cap Core Portfolio Class 3	SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 1	SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 2	SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 3
For the Year Ended December 31, 2023
From operations:
Dividends	$2,656	$146,020	$332,994	$73,523	$2,335,538
Mortality and expense risk and administrative charges	(750)	(121,165)	(307,352)	(74,670)	(2,124,765)
Net investment income (loss)	1,906	24,855	25,642	(1,147)	210,773
Net realized gain (loss)	(526)	(18,585)	(1,225,020)	(256,367)	(7,451,396)
Capital gain distribution from mutual funds	16,903	1,028,501	—	—	—
Change in unrealized appreciation (depreciation) of investments	7,566	651,472	2,504,806	545,465	17,079,228
Increase (decrease) in net assets from operations	25,849	1,686,243	1,305,428	287,951	9,838,605

From contract transactions:
Payments received from contract owners	—	2,410,032	37,723	722	7,995,469
Payments for contract benefits or terminations	(474)	(482,387)	(2,603,893)	(730,807)	(13,987,898)
Transfers between sub-accounts (including fixed account), net	123,276	2,117,802	(489,448)	94,957	6,798,999
Contract maintenance charges	(1,373)	(146,454)	(16,483)	(7,779)	(1,905,059)
Increase (decrease) in net assets from contract transactions	121,429	3,898,993	(3,072,101)	(642,907)	(1,098,489)

Increase (decrease) in net assets	147,278	5,585,236	(1,766,673)	(354,956)	8,740,116
Net assets at beginning of period	51,235	6,789,885	21,476,642	4,998,979	152,675,006
Net assets at end of period	$198,513	$12,375,121	$19,709,969	$4,644,023	$161,415,122

Beginning units	3,993	547,025	505,498	118,192	4,133,679
Units issued	9,071	382,495	49,187	2,450	629,724
Units redeemed	(240)	(96,572)	(124,463)	(17,619)	(673,538)
Ending units	12,824	832,948	430,222	103,023	4,089,865

For the Year Ended December 31, 2022
From operations:
Dividends	$883	$108,162	$424,757	$89,113	$2,655,403
Mortality and expense risk and administrative charges	(193)	(75,946)	(356,518)	(81,184)	(2,221,605)
Net investment income (loss)	690	32,216	68,239	7,929	433,798
Net realized gain (loss)	(197)	266,287	48,689	(10,585)	(2,056,303)
Capital gain distribution from mutual funds	5,688	756,958	5,142,035	1,184,035	37,468,483
Change in unrealized appreciation (depreciation) of investments	(10,437)	(1,979,158)	(7,784,218)	(1,725,411)	(52,459,068)
Increase (decrease) in net assets from operations	(4,256)	(923,697)	(2,525,255)	(544,032)	(16,613,090)

From contract transactions:
Payments received from contract owners	—	1,798,165	260,017	46,787	12,324,980
Payments for contract benefits or terminations	(550)	(146,763)	(2,533,755)	(392,957)	(10,828,925)
Transfers between sub-accounts (including fixed account), net	36,522	869,483	(1,221,115)	(56,268)	(13,576,275)
Contract maintenance charges	(510)	(93,756)	(16,941)	(7,985)	(1,943,990)
Adjustments to net assets allocated to contracts in payout period	—	—	1,567	(194)	(200)
Increase (decrease) in net assets from contract transactions	35,462	2,427,129	(3,510,227)	(410,617)	(14,024,410)

Increase (decrease) in net assets	31,206	1,503,432	(6,035,482)	(954,649)	(30,637,500)
Net assets at beginning of period	20,029	5,286,453	27,512,124	5,953,628	183,312,506
Net assets at end of period	$51,235	$6,789,885	$21,476,642	$4,998,979	$152,675,006

Beginning units	1,347	364,136	579,681	127,778	4,506,856
Units issued	2,824	303,401	27,057	3,158	548,499
Units redeemed	(178)	(120,512)	(101,240)	(12,744)	(921,676)
Ending units	3,993	547,025	505,498	118,192	4,133,679

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Franklin Tactical Opportunities Portfolio Class 1	SAST SA Franklin Tactical Opportunities Portfolio Class 3	SAST SA Global Index Allocation 60/40 Portfolio Class 1	SAST SA Global Index Allocation 60/40 Portfolio Class 3	SAST SA Global Index Allocation 75/25 Portfolio Class 1
For the Year Ended December 31, 2023
From operations:
Dividends	$2,389	$1,045,099	$847	$936,106	$6,096
Mortality and expense risk and administrative charges	(567)	(915,686)	(222)	(760,754)	(1,505)
Net investment income (loss)	1,822	129,413	625	175,352	4,591
Net realized gain (loss)	78	326,091	(735)	787,399	1,143
Capital gain distribution from mutual funds	176	89,889	1,477	1,880,200	12,533
Change in unrealized appreciation (depreciation) of investments	14,248	8,880,290	5,555	4,107,905	19,927
Increase (decrease) in net assets from operations	16,324	9,425,683	6,922	6,950,856	38,194

From contract transactions:
Payments received from contract owners	—	7,125,931	—	6,148,690	240,000
Payments for contract benefits or terminations	(510)	(3,736,155)	—	(4,637,798)	—
Transfers between sub-accounts (including fixed account), net	71,059	880,606	(40,892)	1,602,831	2,945
Contract maintenance charges	(1,842)	(1,202,532)	(716)	(997,504)	(3,812)
Increase (decrease) in net assets from contract transactions	68,707	3,067,850	(41,608)	2,116,219	239,133

Increase (decrease) in net assets	85,031	12,493,533	(34,686)	9,067,075	277,327
Net assets at beginning of period	68,275	64,638,935	85,725	55,877,444	100,383
Net assets at end of period	$153,306	$77,132,468	$51,039	$64,944,519	$377,710

Beginning units	5,644	5,634,135	7,429	5,102,482	8,595
Units issued	5,505	827,275	75	829,470	19,919
Units redeemed	(191)	(567,784)	(3,602)	(641,835)	(452)
Ending units	10,958	5,893,626	3,902	5,290,117	28,062

For the Year Ended December 31, 2022
From operations:
Dividends	$900	$693,867	$257	$25,725	$367
Mortality and expense risk and administrative charges	(297)	(826,961)	(357)	(735,541)	(576)
Net investment income (loss)	603	(133,094)	(100)	(709,816)	(209)
Net realized gain (loss)	107	364,750	(112)	531,904	674
Capital gain distribution from mutual funds	3,135	2,995,117	840	545,480	1,293
Change in unrealized appreciation (depreciation) of investments	(11,280)	(13,776,946)	(15,067)	(10,535,685)	(20,385)
Increase (decrease) in net assets from operations	(7,435)	(10,550,173)	(14,439)	(10,168,117)	(18,627)

From contract transactions:
Payments received from contract owners	—	9,655,308	—	5,911,786	—
Payments for contract benefits or terminations	(556)	(3,022,068)	—	(4,019,855)	—
Transfers between sub-accounts (including fixed account), net	36,106	970,260	1,777	(100,624)	1,731
Contract maintenance charges	(1,085)	(1,157,337)	(1,643)	(998,822)	(1,816)
Increase (decrease) in net assets from contract transactions	34,465	6,446,163	134	792,485	(85)

Increase (decrease) in net assets	27,030	(4,104,010)	(14,305)	(9,375,632)	(18,712)
Net assets at beginning of period	41,245	68,742,945	100,030	65,253,076	119,095
Net assets at end of period	$68,275	$64,638,935	$85,725	$55,877,444	$100,383

Beginning units	2,926	5,092,788	7,415	5,039,140	8,592
Units issued	2,983	1,141,723	276	779,740	307
Units redeemed	(265)	(600,376)	(262)	(716,398)	(304)
Ending units	5,644	5,634,135	7,429	5,102,482	8,595

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Global Index Allocation 75/25 Portfolio Class 3	SAST SA Global Index Allocation 90/10 Portfolio Class 1	SAST SA Global Index Allocation 90/10 Portfolio Class 3	SAST SA Goldman Sachs Global Bond Portfolio Class 1	SAST SA Goldman Sachs Global Bond Portfolio Class 2
For the Year Ended December 31, 2023
From operations:
Dividends	$979,947	$75,275	$4,145,132	$—	$—
Mortality and expense risk and administrative charges	(807,960)	(18,193)	(3,002,449)	(176,591)	(44,615)
Net investment income (loss)	171,987	57,082	1,142,683	(176,591)	(44,615)
Net realized gain (loss)	868,106	16,497	2,852,639	(482,949)	(82,755)
Capital gain distribution from mutual funds	2,311,625	140,384	8,741,352	—	—
Change in unrealized appreciation (depreciation) of investments	5,116,541	418,175	23,314,166	946,486	194,739
Increase (decrease) in net assets from operations	8,468,259	632,138	36,050,840	286,946	67,369

From contract transactions:
Payments received from contract owners	7,678,353	58,500	17,598,050	14,105	43,638
Payments for contract benefits or terminations	(3,616,443)	(4,368)	(10,007,267)	(1,266,417)	(306,411)
Transfers between sub-accounts (including fixed account), net	1,251,319	(5,488)	4,491,486	216,195	106,372
Contract maintenance charges	(1,073,214)	(64,897)	(4,035,706)	(7,165)	(4,722)
Increase (decrease) in net assets from contract transactions	4,240,015	(16,253)	8,046,563	(1,043,295)	(161,123)

Increase (decrease) in net assets	12,708,274	615,885	44,097,403	(756,349)	(93,754)
Net assets at beginning of period	57,975,040	3,579,998	215,384,933	12,298,874	2,952,649
Net assets at end of period	$70,683,314	$4,195,883	$259,482,336	$11,542,525	$2,858,895

Beginning units	5,193,674	300,454	18,987,109	680,771	166,955
Units issued	822,651	5,050	2,401,841	37,828	10,839
Units redeemed	(469,671)	(6,066)	(1,732,812)	(92,509)	(20,076)
Ending units	5,546,654	299,438	19,656,138	626,090	157,718

For the Year Ended December 31, 2022
From operations:
Dividends	$67,088	$55,203	$2,842,870	$—	$—
Mortality and expense risk and administrative charges	(742,490)	(17,337)	(2,771,102)	(206,275)	(51,984)
Net investment income (loss)	(675,402)	37,866	71,768	(206,275)	(51,984)
Net realized gain (loss)	639,326	15,082	1,917,828	(344,867)	(77,835)
Capital gain distribution from mutual funds	726,906	65,723	3,988,998	—	—
Change in unrealized appreciation (depreciation) of investments	(11,659,967)	(821,712)	(49,100,161)	(2,704,481)	(676,475)
Increase (decrease) in net assets from operations	(10,969,137)	(703,041)	(43,121,567)	(3,255,623)	(806,294)

From contract transactions:
Payments received from contract owners	7,486,499	101,706	27,888,474	196,199	66,304
Payments for contract benefits or terminations	(2,807,901)	(1,110)	(9,331,194)	(1,066,821)	(336,632)
Transfers between sub-accounts (including fixed account), net	(229,039)	(2,961)	1,197,953	(99,300)	73,209
Contract maintenance charges	(1,051,583)	(69,838)	(3,936,237)	(7,214)	(5,160)
Adjustments to net assets allocated to contracts in payout period	2,600	—	—	5,718	—
Increase (decrease) in net assets from contract transactions	3,400,576	27,797	15,818,996	(971,418)	(202,279)

Increase (decrease) in net assets	(7,568,561)	(675,244)	(27,302,571)	(4,227,041)	(1,008,573)
Net assets at beginning of period	65,543,601	4,255,242	242,687,504	16,525,915	3,961,222
Net assets at end of period	$57,975,040	$3,579,998	$215,384,933	$12,298,874	$2,952,649

Beginning units	4,899,011	298,288	17,681,240	725,359	178,479
Units issued	915,876	8,881	3,244,225	31,627	14,551
Units redeemed	(621,213)	(6,715)	(1,938,356)	(76,215)	(26,075)
Ending units	5,193,674	300,454	18,987,109	680,771	166,955

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Goldman Sachs Global Bond Portfolio Class 3	SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 1	SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	SAST SA Index Allocation 60/40 Portfolio Class 1	SAST SA Index Allocation 60/40 Portfolio Class 3
For the Year Ended December 31, 2023
From operations:
Dividends	$—	$68	$258,710	$5,556	$2,511,243
Mortality and expense risk and administrative charges	(2,438,606)	(25)	(352,261)	(1,805)	(2,195,130)
Net investment income (loss)	(2,438,606)	43	(93,551)	3,751	316,113
Net realized gain (loss)	(5,359,557)	(32)	(105,896)	(67)	2,378,864
Capital gain distribution from mutual funds	—	—	—	13,947	7,328,945
Change in unrealized appreciation (depreciation) of investments	12,082,774	922	4,117,256	28,009	12,030,261
Increase (decrease) in net assets from operations	4,284,611	933	3,917,809	45,640	22,054,183

From contract transactions:
Payments received from contract owners	4,207,643	—	2,870,354	—	11,897,931
Payments for contract benefits or terminations	(17,330,393)	(511)	(1,498,450)	—	(12,152,035)
Transfers between sub-accounts (including fixed account), net	14,216,270	(33)	(318,842)	(131)	857,091
Contract maintenance charges	(2,695,088)	(107)	(462,233)	(722)	(2,708,686)
Adjustments to net assets allocated to contracts in payout period	(361)	—	—	—	—
Increase (decrease) in net assets from contract transactions	(1,601,929)	(651)	590,829	(853)	(2,105,699)

Increase (decrease) in net assets	2,682,682	282	4,508,638	44,787	19,948,484
Net assets at beginning of period	173,623,698	6,050	25,552,863	309,702	163,643,018
Net assets at end of period	$176,306,380	$6,332	$30,061,501	$354,489	$183,591,502

Beginning units	15,616,106	509	2,281,843	22,841	12,778,397
Units issued	2,138,943	5	329,870	35	1,523,040
Units redeemed	(2,260,105)	(56)	(278,883)	(95)	(1,686,011)
Ending units	15,494,944	458	2,332,830	22,781	12,615,426

For the Year Ended December 31, 2022
From operations:
Dividends	$—	$—	$—	$4,998	$2,215,113
Mortality and expense risk and administrative charges	(2,718,237)	(26)	(333,797)	(2,533)	(2,115,826)
Net investment income (loss)	(2,718,237)	(26)	(333,797)	2,465	99,287
Net realized gain (loss)	(4,823,887)	(11)	41,506	4,226	2,220,414
Capital gain distribution from mutual funds	—	331	1,368,693	11,264	5,914,195
Change in unrealized appreciation (depreciation) of investments	(38,371,830)	(1,577)	(6,274,825)	(130,234)	(37,964,201)
Increase (decrease) in net assets from operations	(45,913,954)	(1,283)	(5,198,423)	(112,279)	(29,730,305)

From contract transactions:
Payments received from contract owners	8,019,112	—	3,541,313	—	19,320,343
Payments for contract benefits or terminations	(16,635,227)	(553)	(1,003,251)	—	(12,685,589)
Transfers between sub-accounts (including fixed account), net	(208,965)	115	(969,430)	(347,474)	7,019,513
Contract maintenance charges	(2,935,179)	(120)	(468,536)	(813)	(2,736,161)
Adjustments to net assets allocated to contracts in payout period	4,732	—	—	—	8,680
Increase (decrease) in net assets from contract transactions	(11,755,527)	(558)	1,100,096	(348,287)	10,926,786

Increase (decrease) in net assets	(57,669,481)	(1,841)	(4,098,327)	(460,566)	(18,803,519)
Net assets at beginning of period	231,293,179	7,891	29,651,190	770,268	182,446,537
Net assets at end of period	$173,623,698	$6,050	$25,552,863	$309,702	$163,643,018

Beginning units	16,534,144	555	2,187,161	48,161	11,965,926
Units issued	1,928,179	9	450,337	71	2,532,504
Units redeemed	(2,846,217)	(55)	(355,655)	(25,391)	(1,720,033)
Ending units	15,616,106	509	2,281,843	22,841	12,778,397
The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Index Allocation 80/20 Portfolio Class 1	SAST SA Index Allocation 80/20 Portfolio Class 3	SAST SA Index Allocation 90/10 Portfolio Class 1	SAST SA Index Allocation 90/10 Portfolio Class 3	SAST SA International Index Portfolio Class 1
For the Year Ended December 31, 2023
From operations:
Dividends	$51,974	$5,055,151	$138,028	$14,564,392	$28,588
Mortality and expense risk and administrative charges	(13,598)	(4,138,601)	(55,370)	(11,523,887)	(6,122)
Net investment income (loss)	38,376	916,550	82,658	3,040,505	22,466
Net realized gain (loss)	18,756	5,464,177	435,332	15,469,251	1,507
Capital gain distribution from mutual funds	142,148	15,926,607	368,529	44,541,470	—
Change in unrealized appreciation (depreciation) of investments	245,634	28,824,999	302,130	93,183,899	154,538
Increase (decrease) in net assets from operations	444,914	51,132,333	1,188,649	156,235,125	178,511

From contract transactions:
Payments received from contract owners	812,525	20,110,517	910,817	46,525,447	—
Payments for contract benefits or terminations	(36,041)	(22,310,550)	(2,252,323)	(56,811,994)	(130,836)
Transfers between sub-accounts (including fixed account), net	40,843	1,558,361	620,703	3,491,762	121,982
Contract maintenance charges	(38,424)	(5,409,474)	(146,236)	(15,556,208)	(2,070)
Increase (decrease) in net assets from contract transactions	778,903	(6,051,146)	(867,039)	(22,350,993)	(10,924)

Increase (decrease) in net assets	1,223,817	45,081,187	321,610	133,884,132	167,587
Net assets at beginning of period	1,925,282	305,021,683	7,930,353	848,552,672	1,069,777
Net assets at end of period	$3,149,099	$350,102,870	$8,251,963	$982,436,804	$1,237,364

Beginning units	130,945	22,016,091	523,609	59,262,262	104,015
Units issued	55,880	1,890,874	285,065	4,757,532	11,299
Units redeemed	(5,422)	(2,288,659)	(353,940)	(6,167,405)	(12,349)
Ending units	181,403	21,618,306	454,734	57,852,389	102,965

For the Year Ended December 31, 2022
From operations:
Dividends	$32,855	$4,424,777	$134,201	$12,557,453	$27,586
Mortality and expense risk and administrative charges	(10,872)	(4,015,941)	(37,831)	(11,216,712)	(5,954)
Net investment income (loss)	21,983	408,836	96,370	1,340,741	21,632
Net realized gain (loss)	93,416	5,449,431	76,945	13,434,987	(1,326)
Capital gain distribution from mutual funds	63,793	10,073,700	225,575	24,739,216	2,892
Change in unrealized appreciation (depreciation) of investments	(566,277)	(77,907,546)	(1,503,374)	(222,211,683)	(212,120)
Increase (decrease) in net assets from operations	(387,085)	(61,975,579)	(1,104,484)	(182,696,739)	(188,922)

From contract transactions:
Payments received from contract owners	47,369	32,559,045	1,752,942	78,882,767	—
Payments for contract benefits or terminations	(4,713)	(16,654,382)	(75,483)	(39,424,861)	(11,989)
Transfers between sub-accounts (including fixed account), net	(48,372)	(343,880)	513,474	(5,927,467)	14,662
Contract maintenance charges	(38,585)	(5,500,961)	(108,205)	(16,135,311)	(1,401)
Adjustments to net assets allocated to contracts in payout period	—	138,337	—	1,589	—
Increase (decrease) in net assets from contract transactions	(44,301)	10,198,159	2,082,728	17,396,717	1,272

Increase (decrease) in net assets	(431,386)	(51,777,420)	978,244	(165,300,022)	(187,650)
Net assets at beginning of period	2,356,668	356,799,103	6,952,109	1,013,852,694	1,257,427
Net assets at end of period	$1,925,282	$305,021,683	$7,930,353	$848,552,672	$1,069,777

Beginning units	133,959	21,314,934	381,020	58,148,904	103,939
Units issued	28,766	3,171,448	165,242	7,056,142	3,164
Units redeemed	(31,780)	(2,470,291)	(22,653)	(5,942,784)	(3,088)
Ending units	130,945	22,016,091	523,609	59,262,262	104,015

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA International Index Portfolio Class 3	SAST SA Invesco Growth Opportunities Portfolio Class 1	SAST SA Invesco Growth Opportunities Portfolio Class 2	SAST SA Invesco Growth Opportunities Portfolio Class 3	SAST SA Janus Focused Growth Portfolio Class 1
For the Year Ended December 31, 2023
From operations:
Dividends	$528,327	$—	$—	$—	$—
Mortality and expense risk and administrative charges	(281,373)	(95,037)	(36,542)	(1,632,212)	(195,739)
Net investment income (loss)	246,954	(95,037)	(36,542)	(1,632,212)	(195,739)
Net realized gain (loss)	(175,449)	(515,264)	(130,900)	(8,734,826)	163,928
Change in unrealized appreciation (depreciation) of investments	3,060,636	1,284,945	405,929	22,043,467	4,084,379
Increase (decrease) in net assets from operations	3,132,141	674,644	238,487	11,676,429	4,052,568

From contract transactions:
Payments received from contract owners	3,315,985	21,134	79	4,069,439	34,777
Payments for contract benefits or terminations	(1,592,776)	(548,202)	(120,275)	(9,568,943)	(937,533)
Transfers between sub-accounts (including fixed account), net	(152,747)	163,022	14,764	4,422,927	445,784
Contract maintenance charges	(273,715)	(4,953)	(3,059)	(1,495,411)	(5,445)
Adjustments to net assets allocated to contracts in payout period	—	(116)	—	14	—
Increase (decrease) in net assets from contract transactions	1,296,747	(369,115)	(108,491)	(2,571,974)	(462,417)

Increase (decrease) in net assets	4,428,888	305,529	129,996	9,104,455	3,590,151
Net assets at beginning of period	19,940,353	6,351,748	2,324,188	109,127,892	11,216,948
Net assets at end of period	$24,369,241	$6,657,277	$2,454,184	$118,232,347	$14,807,099

Beginning units	1,962,422	445,094	169,040	5,443,217	348,155
Units issued	673,936	38,541	5,876	511,087	30,649
Units redeemed	(563,873)	(62,483)	(13,902)	(723,821)	(41,141)
Ending units	2,072,485	421,152	161,014	5,230,483	337,663

For the Year Ended December 31, 2022
From operations:
Dividends	$470,471	$—	$—	$—	$—
Mortality and expense risk and administrative charges	(214,071)	(109,716)	(40,553)	(1,686,208)	(198,493)
Net investment income (loss)	256,400	(109,716)	(40,553)	(1,686,208)	(198,493)
Net realized gain (loss)	90,136	1,270	(8,538)	(4,152,893)	569,700
Capital gain distribution from mutual funds	52,708	1,681,138	650,973	31,449,704	2,623,977
Change in unrealized appreciation (depreciation) of investments	(2,908,193)	(5,392,621)	(1,961,065)	(81,466,545)	(9,186,797)
Increase (decrease) in net assets from operations	(2,508,949)	(3,819,929)	(1,359,183)	(55,855,942)	(6,191,613)

From contract transactions:
Payments received from contract owners	5,120,995	17,940	750	8,077,043	39,738
Payments for contract benefits or terminations	(605,763)	(759,818)	(165,623)	(9,370,228)	(1,140,563)
Transfers between sub-accounts (including fixed account), net	2,325,828	182,811	92,748	22,421,601	(9,162)
Contract maintenance charges	(207,124)	(5,399)	(3,191)	(1,524,438)	(4,830)
Adjustments to net assets allocated to contracts in payout period	—	(107)	—	(244)	(2,441)
Increase (decrease) in net assets from contract transactions	6,633,936	(564,573)	(75,316)	19,603,734	(1,117,258)

Increase (decrease) in net assets	4,124,987	(4,384,502)	(1,434,499)	(36,252,208)	(7,308,871)
Net assets at beginning of period	15,815,366	10,736,250	3,758,687	145,380,100	18,525,819
Net assets at end of period	$19,940,353	$6,351,748	$2,324,188	$109,127,892	$11,216,948

Beginning units	1,309,733	478,702	173,669	4,708,484	374,703
Units issued	958,551	31,599	10,587	1,656,483	17,495
Units redeemed	(305,862)	(65,207)	(15,216)	(921,750)	(44,043)
Ending units	1,962,422	445,094	169,040	5,443,217	348,155

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Janus Focused Growth Portfolio Class 2	SAST SA Janus Focused Growth Portfolio Class 3	SAST SA JPMorgan Diversified Balanced Portfolio Class 1	SAST SA JPMorgan Diversified Balanced Portfolio Class 2	SAST SA JPMorgan Diversified Balanced Portfolio Class 3
For the Year Ended December 31, 2023
From operations:
Dividends	$—	$—	$1,500,025	$251,013	$2,563,647
Mortality and expense risk and administrative charges	(113,092)	(1,714,872)	(1,466,483)	(279,277)	(2,560,128)
Net investment income (loss)	(113,092)	(1,714,872)	33,542	(28,264)	3,519
Net realized gain (loss)	134,285	(1,218,793)	(3,968,514)	(414,415)	(5,361,298)
Change in unrealized appreciation (depreciation) of investments	2,252,417	40,950,756	16,404,415	2,674,876	29,493,029
Increase (decrease) in net assets from operations	2,273,610	38,017,091	12,469,443	2,232,197	24,135,250

From contract transactions:
Payments received from contract owners	4,431	6,066,678	1,252,914	443,090	8,364,828
Payments for contract benefits or terminations	(783,484)	(10,135,721)	(12,796,400)	(2,023,246)	(17,748,521)
Transfers between sub-accounts (including fixed account), net	(157,137)	(9,539,933)	(757,042)	(79,573)	628,797
Contract maintenance charges	(13,313)	(1,487,155)	(33,279)	(18,504)	(2,384,120)
Adjustments to net assets allocated to contracts in payout period	(2,116)	(417)	(3,438)	4,071	2,034
Increase (decrease) in net assets from contract transactions	(951,619)	(15,096,548)	(12,337,245)	(1,674,162)	(11,136,982)

Increase (decrease) in net assets	1,321,991	22,920,543	132,198	558,035	12,998,268
Net assets at beginning of period	6,532,954	107,989,498	98,390,143	17,626,978	183,448,512
Net assets at end of period	$7,854,945	$130,910,041	$98,522,341	$18,185,013	$196,446,780

Beginning units	207,384	3,657,471	3,189,769	591,618	8,721,707
Units issued	1,007	395,046	95,239	22,442	744,153
Units redeemed	(26,469)	(818,583)	(470,183)	(76,107)	(1,216,797)
Ending units	181,922	3,233,934	2,814,825	537,953	8,249,063

For the Year Ended December 31, 2022
From operations:
Dividends	$—	$—	$1,230,107	$199,134	$1,837,912
Mortality and expense risk and administrative charges	(126,585)	(1,682,128)	(1,682,457)	(293,551)	(2,678,355)
Net investment income (loss)	(126,585)	(1,682,128)	(452,350)	(94,417)	(840,443)
Net realized gain (loss)	338,447	4,168,717	(172,401)	(92,886)	(1,664,826)
Capital gain distribution from mutual funds	1,650,170	26,907,955	13,992,407	2,510,793	26,025,606
Change in unrealized appreciation (depreciation) of investments	(5,725,075)	(82,176,632)	(36,019,992)	(6,095,397)	(62,834,484)
Increase (decrease) in net assets from operations	(3,863,043)	(52,782,088)	(22,652,336)	(3,771,907)	(39,314,147)

From contract transactions:
Payments received from contract owners	13,196	10,184,517	1,677,627	745,423	15,386,358
Payments for contract benefits or terminations	(533,518)	(10,605,416)	(13,691,603)	(2,292,370)	(17,534,083)
Transfers between sub-accounts (including fixed account), net	(514,797)	12,197,428	(2,708,533)	853,220	165,297
Contract maintenance charges	(14,097)	(1,431,459)	(35,645)	(18,163)	(2,465,477)
Adjustments to net assets allocated to contracts in payout period	322	5	(33,099)	(1,879)	(571)
Increase (decrease) in net assets from contract transactions	(1,048,894)	10,345,075	(14,791,253)	(713,769)	(4,448,476)

Increase (decrease) in net assets	(4,911,937)	(42,437,013)	(37,443,589)	(4,485,676)	(43,762,623)
Net assets at beginning of period	11,444,891	150,426,511	135,833,732	22,112,654	227,211,135
Net assets at end of period	$6,532,954	$107,989,498	$98,390,143	$17,626,978	$183,448,512

Beginning units	237,666	3,337,047	3,641,623	612,632	8,913,640
Units issued	11,847	913,863	114,415	57,586	1,109,983
Units redeemed	(42,129)	(593,439)	(566,269)	(78,600)	(1,301,916)
Ending units	207,384	3,657,471	3,189,769	591,618	8,721,707

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA JPMorgan Emerging Markets Portfolio Class 1	SAST SA JPMorgan Emerging Markets Portfolio Class 2	SAST SA JPMorgan Emerging Markets Portfolio Class 3	SAST SA JPMorgan Equity-Income Portfolio Class 1	SAST SA JPMorgan Equity-Income Portfolio Class 2
For the Year Ended December 31, 2023
From operations:
Dividends	$450,902	$83,340	$3,237,250	$2,568,772	$213,653
Mortality and expense risk and administrative charges	(175,336)	(34,782)	(1,287,889)	(1,595,204)	(146,456)
Net investment income (loss)	275,566	48,558	1,949,361	973,568	67,197
Net realized gain (loss)	(84,308)	(1,446)	(247,405)	3,307,356	145,535
Capital gain distribution from mutual funds	—	—	—	9,567,213	855,024
Change in unrealized appreciation (depreciation) of investments	763,078	129,770	5,347,760	(10,855,222)	(827,409)
Increase (decrease) in net assets from operations	954,336	176,882	7,049,716	2,992,915	240,347

From contract transactions:
Payments received from contract owners	68,984	1,015	2,395,909	371,268	156,552
Payments for contract benefits or terminations	(1,100,783)	(196,449)	(8,957,462)	(12,363,223)	(1,074,549)
Transfers between sub-accounts (including fixed account), net	152,532	16,447	5,096,734	116,449	(230,037)
Contract maintenance charges	(8,580)	(5,097)	(975,262)	(32,014)	(7,837)
Adjustments to net assets allocated to contracts in payout period	(92)	(906)	(12)	(8,042)	—
Increase (decrease) in net assets from contract transactions	(887,939)	(184,990)	(2,440,093)	(11,915,562)	(1,155,871)

Increase (decrease) in net assets	66,397	(8,108)	4,609,623	(8,922,647)	(915,524)
Net assets at beginning of period	11,536,400	2,242,419	85,468,640	113,914,930	10,205,445
Net assets at end of period	$11,602,797	$2,234,311	$90,078,263	$104,992,283	$9,289,921

Beginning units	661,331	130,533	6,827,097	1,385,319	123,353
Units issued	37,187	5,323	805,218	39,786	2,932
Units redeemed	(82,570)	(15,960)	(951,676)	(183,238)	(17,146)
Ending units	615,948	119,896	6,680,639	1,241,867	109,139

For the Year Ended December 31, 2022
From operations:
Dividends	$371,268	$64,472	$2,481,283	$2,224,993	$185,266
Mortality and expense risk and administrative charges	(202,097)	(39,177)	(1,401,986)	(1,786,619)	(168,016)
Net investment income (loss)	169,171	25,295	1,079,297	438,374	17,250
Net realized gain (loss)	237,442	19,508	1,579,930	7,036,909	481,960
Capital gain distribution from mutual funds	105,104	19,671	783,567	12,923,371	1,171,997
Change in unrealized appreciation (depreciation) of investments	(4,985,495)	(894,993)	(33,966,789)	(24,916,865)	(2,105,196)
Increase (decrease) in net assets from operations	(4,473,778)	(830,519)	(30,523,995)	(4,518,211)	(433,989)

From contract transactions:
Payments received from contract owners	155,788	636	3,710,356	1,096,560	291,929
Payments for contract benefits or terminations	(1,289,317)	(179,568)	(8,690,358)	(12,112,841)	(1,182,691)
Transfers between sub-accounts (including fixed account), net	(895,953)	69,295	4,988,171	(413,819)	(407,026)
Contract maintenance charges	(8,847)	(5,326)	(1,018,597)	(34,600)	(10,051)
Adjustments to net assets allocated to contracts in payout period	13,181	—	(1,736)	15,371	1,772
Increase (decrease) in net assets from contract transactions	(2,025,148)	(114,963)	(1,012,164)	(11,449,329)	(1,306,067)

Increase (decrease) in net assets	(6,498,926)	(945,482)	(31,536,159)	(15,967,540)	(1,740,056)
Net assets at beginning of period	18,035,326	3,187,901	117,004,799	129,882,470	11,945,501
Net assets at end of period	$11,536,400	$2,242,419	$85,468,640	$113,914,930	$10,205,445

Beginning units	774,865	136,018	6,808,401	1,527,085	139,401
Units issued	27,981	6,417	1,175,807	65,021	11,807
Units redeemed	(141,515)	(11,902)	(1,157,111)	(206,787)	(27,855)
Ending units	661,331	130,533	6,827,097	1,385,319	123,353

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA JPMorgan Equity-Income Portfolio Class 3	SAST SA JPMorgan Global Equities Portfolio Class 1	SAST SA JPMorgan Global Equities Portfolio Class 2	SAST SA JPMorgan Global Equities Portfolio Class 3	SAST SA JPMorgan Large Cap Core Portfolio Class 1
For the Year Ended December 31, 2023
From operations:
Dividends	$4,854,941	$457,361	$34,172	$479,235	$167,522
Mortality and expense risk and administrative charges	(2,826,998)	(466,832)	(38,960)	(517,528)	(336,509)
Net investment income (loss)	2,027,943	(9,471)	(4,788)	(38,293)	(168,987)
Net realized gain (loss)	(478,135)	930,658	18,671	(451,536)	1,140,724
Capital gain distribution from mutual funds	19,969,305	1,035,508	86,689	1,292,233	695,589
Change in unrealized appreciation (depreciation) of investments	(15,021,293)	4,188,003	396,977	6,607,233	3,364,206
Increase (decrease) in net assets from operations	6,497,820	6,144,698	497,549	7,409,637	5,031,532

From contract transactions:
Payments received from contract owners	21,795,151	104,701	1,379	2,637,092	56,442
Payments for contract benefits or terminations	(17,040,010)	(3,071,838)	(399,590)	(3,515,818)	(2,461,025)
Transfers between sub-accounts (including fixed account), net	15,170,337	79,988	(15,499)	(942,850)	23,498
Contract maintenance charges	(2,575,728)	(12,223)	(3,086)	(457,185)	(8,047)
Adjustments to net assets allocated to contracts in payout period	10,958	(4,476)	(1,470)	(221)	(200)
Increase (decrease) in net assets from contract transactions	17,360,708	(2,903,848)	(418,266)	(2,278,982)	(2,389,332)

Increase (decrease) in net assets	23,858,528	3,240,850	79,283	5,130,655	2,642,200
Net assets at beginning of period	196,395,500	29,311,318	2,473,477	35,368,607	20,627,216
Net assets at end of period	$220,254,028	$32,552,168	$2,552,760	$40,499,262	$23,269,416

Beginning units	6,317,616	781,167	66,604	1,797,576	416,657
Units issued	1,653,108	18,336	2,172	212,700	14,533
Units redeemed	(1,032,437)	(84,424)	(12,317)	(294,059)	(53,820)
Ending units	6,938,287	715,079	56,459	1,716,217	377,370

For the Year Ended December 31, 2022
From operations:
Dividends	$3,410,642	$546,267	$41,405	$571,746	$221,380
Mortality and expense risk and administrative charges	(2,674,699)	(499,699)	(42,764)	(523,731)	(354,418)
Net investment income (loss)	735,943	46,568	(1,359)	48,015	(133,038)
Net realized gain (loss)	6,222,115	1,757,474	55,584	69,297	1,559,396
Capital gain distribution from mutual funds	22,577,135	5,343,008	455,424	6,554,614	5,095,370
Change in unrealized appreciation (depreciation) of investments	(36,067,110)	(13,884,072)	(1,084,041)	(14,046,924)	(12,574,903)
Increase (decrease) in net assets from operations	(6,531,917)	(6,737,022)	(574,392)	(7,374,998)	(6,053,175)

From contract transactions:
Payments received from contract owners	29,461,424	268,990	27,697	3,918,155	185,743
Payments for contract benefits or terminations	(16,004,481)	(2,752,601)	(293,410)	(3,042,326)	(2,321,897)
Transfers between sub-accounts (including fixed account), net	(4,211,770)	(1,169,241)	(107,856)	(660,597)	(199,146)
Contract maintenance charges	(2,299,241)	(11,688)	(3,852)	(449,183)	(7,492)
Adjustments to net assets allocated to contracts in payout period	6,774	20,588	—	(784)	2,395
Increase (decrease) in net assets from contract transactions	6,952,706	(3,643,952)	(377,421)	(234,735)	(2,340,397)

Increase (decrease) in net assets	420,789	(10,380,974)	(951,813)	(7,609,733)	(8,393,572)
Net assets at beginning of period	195,974,711	39,692,292	3,425,290	42,978,340	29,020,788
Net assets at end of period	$196,395,500	$29,311,318	$2,473,477	$35,368,607	$20,627,216

Beginning units	5,976,841	866,802	76,386	1,781,867	458,833
Units issued	1,841,932	34,073	3,442	347,884	16,145
Units redeemed	(1,501,157)	(119,708)	(13,224)	(332,175)	(58,321)
Ending units	6,317,616	781,167	66,604	1,797,576	416,657

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA JPMorgan Large Cap Core Portfolio Class 2	SAST SA JPMorgan Large Cap Core Portfolio Class 3	SAST SA JPMorgan MFS Core Bond Portfolio Class 1	SAST SA JPMorgan MFS Core Bond Portfolio Class 2	SAST SA JPMorgan MFS Core Bond Portfolio Class 3
For the Year Ended December 31, 2023
From operations:
Dividends	$19,298	$334,633	$842,209	$150,549	$14,959,483
Mortality and expense risk and administrative charges	(47,895)	(910,487)	(442,391)	(81,468)	(7,795,051)
Net investment income (loss)	(28,597)	(575,854)	399,818	69,081	7,164,432
Net realized gain (loss)	3,265	(969,498)	(578,211)	(72,647)	(7,611,162)
Capital gain distribution from mutual funds	99,554	2,052,371	—	—	—
Change in unrealized appreciation (depreciation) of investments	610,254	14,047,259	1,545,372	249,760	26,453,660
Increase (decrease) in net assets from operations	684,476	14,554,278	1,366,979	246,194	26,006,930

From contract transactions:
Payments received from contract owners	14,756	3,397,624	688,353	317,355	19,863,669
Payments for contract benefits or terminations	(469,429)	(7,335,997)	(4,323,409)	(509,521)	(54,189,056)
Transfers between sub-accounts (including fixed account), net	193,678	(205,293)	941,728	375,193	60,711,404
Contract maintenance charges	(4,551)	(610,855)	(10,627)	(8,288)	(8,332,371)
Adjustments to net assets allocated to contracts in payout period	(108)	—	(261)	(521)	(212)
Increase (decrease) in net assets from contract transactions	(265,654)	(4,754,521)	(2,704,216)	174,218	18,053,434

Increase (decrease) in net assets	418,822	9,799,757	(1,337,237)	420,412	44,060,364
Net assets at beginning of period	2,870,999	59,249,366	30,034,248	5,141,003	530,372,133
Net assets at end of period	$3,289,821	$69,049,123	$28,697,011	$5,561,415	$574,432,497

Beginning units	59,939	2,005,604	1,127,486	192,338	35,807,261
Units issued	5,313	251,976	96,676	26,902	6,484,269
Units redeemed	(10,480)	(372,135)	(207,427)	(20,699)	(5,064,903)
Ending units	54,772	1,885,445	1,016,735	198,541	37,226,627

For the Year Ended December 31, 2022
From operations:
Dividends	$25,211	$457,954	$791,757	$123,503	$11,906,717
Mortality and expense risk and administrative charges	(49,544)	(904,250)	(502,768)	(93,360)	(8,375,349)
Net investment income (loss)	(24,333)	(446,296)	288,989	30,143	3,531,368
Net realized gain (loss)	117,964	1,249,301	(508,246)	(135,409)	(7,536,795)
Capital gain distribution from mutual funds	717,086	14,652,695	—	—	—
Change in unrealized appreciation (depreciation) of investments	(1,633,968)	(31,462,147)	(5,231,876)	(906,491)	(93,679,801)
Increase (decrease) in net assets from operations	(823,251)	(16,006,447)	(5,451,133)	(1,011,757)	(97,685,228)

From contract transactions:
Payments received from contract owners	64,703	4,794,772	574,609	26,671	27,773,029
Payments for contract benefits or terminations	(270,116)	(4,836,925)	(4,728,691)	(783,098)	(54,560,771)
Transfers between sub-accounts (including fixed account), net	(58,117)	2,016,543	283,759	(537,904)	(29,390,285)
Contract maintenance charges	(4,539)	(591,101)	(11,809)	(9,577)	(8,885,517)
Adjustments to net assets allocated to contracts in payout period	—	(2,281)	9,979	5,482	2,186
Increase (decrease) in net assets from contract transactions	(268,069)	1,381,008	(3,872,153)	(1,298,426)	(65,061,358)

Increase (decrease) in net assets	(1,091,320)	(14,625,439)	(9,323,286)	(2,310,183)	(162,746,586)
Net assets at beginning of period	3,962,319	73,874,805	39,357,534	7,451,186	693,118,719
Net assets at end of period	$2,870,999	$59,249,366	$30,034,248	$5,141,003	$530,372,133

Beginning units	64,983	1,940,743	1,231,070	238,801	39,754,960
Units issued	2,183	347,222	116,917	18,861	4,572,684
Units redeemed	(7,227)	(282,361)	(220,501)	(65,324)	(8,520,383)
Ending units	59,939	2,005,604	1,127,486	192,338	35,807,261

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA JPMorgan Mid- Cap Growth Portfolio Class 1	SAST SA JPMorgan Mid- Cap Growth Portfolio Class 2	SAST SA JPMorgan Mid- Cap Growth Portfolio Class 3	SAST SA Large Cap Growth Index Portfolio Class 1	SAST SA Large Cap Growth Index Portfolio Class 3
For the Year Ended December 31, 2023
From operations:
Dividends	$—	$—	$—	$4,163	$117,819
Mortality and expense risk and administrative charges	(848,279)	(224,959)	(3,737,478)	(4,488)	(463,478)
Net investment income (loss)	(848,279)	(224,959)	(3,737,478)	(325)	(345,659)
Net realized gain (loss)	(1,128,483)	(315,886)	(8,764,817)	272	69,500
Capital gain distribution from mutual funds	—	—	—	20,022	908,127
Change in unrealized appreciation (depreciation) of investments	13,057,780	3,299,807	66,727,460	184,432	8,139,111
Increase (decrease) in net assets from operations	11,081,018	2,758,962	54,225,165	204,401	8,771,079

From contract transactions:
Payments received from contract owners	252,351	36,134	18,371,489	—	5,478,056
Payments for contract benefits or terminations	(4,855,059)	(1,601,053)	(19,601,519)	(77,101)	(2,216,785)
Transfers between sub-accounts (including fixed account), net	248,602	(380,745)	948,935	206,447	791,143
Contract maintenance charges	(27,674)	(25,287)	(3,661,475)	(1,587)	(518,914)
Adjustments to net assets allocated to contracts in payout period	(517)	(81)	886	—	—
Increase (decrease) in net assets from contract transactions	(4,382,297)	(1,971,032)	(3,941,684)	127,759	3,533,500

Increase (decrease) in net assets	6,698,721	787,930	50,283,481	332,160	12,304,579
Net assets at beginning of period	53,768,999	13,943,040	252,762,932	596,214	29,927,128
Net assets at end of period	$60,467,720	$14,730,970	$303,046,413	$928,374	$42,231,707

Beginning units	1,482,255	390,264	6,919,378	39,368	2,068,224
Units issued	50,490	2,669	844,701	15,838	609,131
Units redeemed	(148,125)	(52,914)	(945,789)	(7,504)	(387,229)
Ending units	1,384,620	340,019	6,818,290	47,702	2,290,126

For the Year Ended December 31, 2022
From operations:
Dividends	$—	$—	$—	$2,701	$75,432
Mortality and expense risk and administrative charges	(927,798)	(253,754)	(3,616,365)	(3,738)	(352,873)
Net investment income (loss)	(927,798)	(253,754)	(3,616,365)	(1,037)	(277,441)
Net realized gain (loss)	2,495,420	235,893	249,087	7,099	511,516
Capital gain distribution from mutual funds	14,174,085	3,917,573	71,865,345	91,779	4,382,434
Change in unrealized appreciation (depreciation) of investments	(39,157,052)	(10,003,460)	(161,269,441)	(360,704)	(14,645,415)
Increase (decrease) in net assets from operations	(23,415,345)	(6,103,748)	(92,771,374)	(262,863)	(10,028,906)

From contract transactions:
Payments received from contract owners	241,076	166,715	28,649,041	—	10,264,215
Payments for contract benefits or terminations	(5,587,964)	(1,916,216)	(16,671,305)	(42,938)	(1,057,736)
Transfers between sub-accounts (including fixed account), net	(6,749,370)	(321,749)	17,143,881	39,620	3,605,775
Contract maintenance charges	(28,515)	(25,853)	(3,517,041)	(1,464)	(391,659)
Adjustments to net assets allocated to contracts in payout period	(166,790)	(242)	(115)	—	—
Increase (decrease) in net assets from contract transactions	(12,291,563)	(2,097,345)	25,604,461	(4,782)	12,420,595

Increase (decrease) in net assets	(35,706,908)	(8,201,093)	(67,166,913)	(267,645)	2,391,689
Net assets at beginning of period	89,475,907	22,144,133	319,929,845	863,859	27,535,439
Net assets at end of period	$53,768,999	$13,943,040	$252,762,932	$596,214	$29,927,128

Beginning units	1,789,827	445,001	6,302,403	39,937	1,319,148
Units issued	40,472	13,395	1,606,837	2,735	997,297
Units redeemed	(348,044)	(68,132)	(989,862)	(3,304)	(248,221)
Ending units	1,482,255	390,264	6,919,378	39,368	2,068,224

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Large Cap Index Portfolio Class 1	SAST SA Large Cap Index Portfolio Class 3	SAST SA Large Cap Value Index Portfolio Class 1	SAST SA Large Cap Value Index Portfolio Class 3	SAST SA MFS Blue Chip Growth Portfolio Class 1
For the Year Ended December 31, 2023
From operations:
Dividends	$45,551	$967,465	$7,884	$645,450	$44,511
Mortality and expense risk and administrative charges	(20,334)	(1,001,701)	(3,156)	(552,460)	(127,944)
Net investment income (loss)	25,217	(34,236)	4,728	92,990	(83,433)
Net realized gain (loss)	1,265	1,625,464	2,061	360,088	143,737
Capital gain distribution from mutual funds	132,922	3,266,790	42,388	3,905,706	148,898
Change in unrealized appreciation (depreciation) of investments	551,507	11,813,283	62,113	3,794,869	2,581,693
Increase (decrease) in net assets from operations	710,911	16,671,301	111,290	8,153,653	2,790,895

From contract transactions:
Payments received from contract owners	—	12,025,529	—	5,464,298	67,614
Payments for contract benefits or terminations	(2,466)	(4,388,601)	(52,572)	(1,995,673)	(1,098,890)
Transfers between sub-accounts (including fixed account), net	56,902	1,578,135	(156,608)	3,106,218	471,858
Contract maintenance charges	(1,012)	(850,220)	(1,411)	(613,318)	(4,064)
Adjustments to net assets allocated to contracts in payout period	—	6,484	—	—	—
Increase (decrease) in net assets from contract transactions	53,424	8,371,327	(210,591)	5,961,525	(563,482)

Increase (decrease) in net assets	764,335	25,042,628	(99,301)	14,115,178	2,227,413
Net assets at beginning of period	2,813,186	64,557,407	658,550	36,590,538	7,237,256
Net assets at end of period	$3,577,521	$89,600,035	$559,249	$50,705,716	$9,464,669

Beginning units	179,155	4,312,283	46,022	2,670,271	409,746
Units issued	3,289	1,248,369	1,953	774,902	51,947
Units redeemed	(396)	(734,062)	(15,799)	(360,340)	(74,754)
Ending units	182,048	4,826,590	32,176	3,084,833	386,939

For the Year Ended December 31, 2022
From operations:
Dividends	$29,866	$729,277	$12,517	$626,168	$—
Mortality and expense risk and administrative charges	(17,307)	(794,728)	(3,402)	(389,347)	(132,569)
Net investment income (loss)	12,559	(65,451)	9,115	236,821	(132,569)
Net realized gain (loss)	162,402	2,565,299	(797)	610,568	330,792
Capital gain distribution from mutual funds	135,312	3,838,710	53,531	2,886,110	1,676,885
Change in unrealized appreciation (depreciation) of investments	(859,209)	(19,585,152)	(94,537)	(5,561,480)	(5,354,120)
Increase (decrease) in net assets from operations	(548,936)	(13,246,594)	(32,688)	(1,827,981)	(3,479,012)

From contract transactions:
Payments received from contract owners	609,381	15,483,488	—	12,246,634	32,564
Payments for contract benefits or terminations	—	(2,811,843)	(41,529)	(965,565)	(1,232,693)
Transfers between sub-accounts (including fixed account), net	(1,781,871)	4,185,248	107,711	1,344,665	465,288
Contract maintenance charges	(398)	(617,836)	(1,571)	(446,762)	(3,409)
Adjustments to net assets allocated to contracts in payout period	—	(356)	—	—	(1,247)
Increase (decrease) in net assets from contract transactions	(1,172,888)	16,238,701	64,611	12,178,972	(739,497)

Increase (decrease) in net assets	(1,721,824)	2,992,107	31,923	10,350,991	(4,218,509)
Net assets at beginning of period	4,535,010	61,565,300	626,627	26,239,547	11,455,765
Net assets at end of period	$2,813,186	$64,557,407	$658,550	$36,590,538	$7,237,256

Beginning units	234,357	3,309,792	41,057	1,781,257	448,218
Units issued	38,581	1,901,010	9,471	1,436,842	46,033
Units redeemed	(93,783)	(898,519)	(4,506)	(547,828)	(84,505)
Ending units	179,155	4,312,283	46,022	2,670,271	409,746

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA MFS Blue Chip Growth Portfolio Class 2	SAST SA MFS Blue Chip Growth Portfolio Class 3	SAST SA MFS Massachusetts Investors Trust Portfolio Class 1	SAST SA MFS Massachusetts Investors Trust Portfolio Class 2	SAST SA MFS Massachusetts Investors Trust Portfolio Class 3
For the Year Ended December 31, 2023
From operations:
Dividends	$10,746	$347,359	$337,968	$42,336	$1,081,728
Mortality and expense risk and administrative charges	(45,007)	(1,663,856)	(598,625)	(97,041)	(2,703,880)
Net investment income (loss)	(34,261)	(1,316,497)	(260,657)	(54,705)	(1,622,152)
Net realized gain (loss)	26,700	(1,983,473)	145,769	(113,965)	65,307
Capital gain distribution from mutual funds	50,490	2,077,706	3,300,516	513,341	15,306,028
Change in unrealized appreciation (depreciation) of investments	888,609	40,194,670	3,107,801	623,455	15,122,557
Increase (decrease) in net assets from operations	931,538	38,972,406	6,293,429	968,126	28,871,740

From contract transactions:
Payments received from contract owners	—	6,721,474	288,133	37,163	4,849,870
Payments for contract benefits or terminations	(375,072)	(10,454,025)	(5,077,361)	(807,268)	(21,692,487)
Transfers between sub-accounts (including fixed account), net	(602)	(5,246,479)	115,500	(220,360)	(5,412,664)
Contract maintenance charges	(4,781)	(1,368,587)	(13,178)	(12,480)	(2,155,545)
Adjustments to net assets allocated to contracts in payout period	—	—	4,119	(153)	(271)
Increase (decrease) in net assets from contract transactions	(380,455)	(10,347,617)	(4,682,787)	(1,003,098)	(24,411,097)

Increase (decrease) in net assets	551,083	28,624,789	1,610,642	(34,972)	4,460,643
Net assets at beginning of period	2,498,175	103,433,688	38,726,054	6,310,093	180,380,959
Net assets at end of period	$3,049,258	$132,058,477	$40,336,696	$6,275,121	$184,841,602

Beginning units	147,469	4,140,626	580,574	97,474	4,953,432
Units issued	2,177	569,034	17,529	1,166	281,130
Units redeemed	(19,877)	(984,624)	(79,371)	(15,821)	(874,994)
Ending units	129,769	3,725,036	518,732	82,819	4,359,568

For the Year Ended December 31, 2022
From operations:
Dividends	$—	$—	$490,345	$67,910	$1,699,308
Mortality and expense risk and administrative charges	(46,780)	(1,554,900)	(654,312)	(108,599)	(2,943,452)
Net investment income (loss)	(46,780)	(1,554,900)	(163,967)	(40,689)	(1,244,144)
Net realized gain (loss)	115,427	2,684,493	2,425,011	201,880	4,729,064
Capital gain distribution from mutual funds	575,359	22,767,373	8,509,918	1,401,175	39,740,071
Change in unrealized appreciation (depreciation) of investments	(1,839,303)	(65,633,557)	(19,749,166)	(3,015,206)	(84,648,445)
Increase (decrease) in net assets from operations	(1,195,297)	(41,736,591)	(8,978,204)	(1,452,840)	(41,423,454)

From contract transactions:
Payments received from contract owners	57,323	10,944,066	362,285	149,254	5,934,424
Payments for contract benefits or terminations	(331,570)	(8,916,228)	(5,013,703)	(864,747)	(19,687,439)
Transfers between sub-accounts (including fixed account), net	(18,097)	14,001,035	(330,492)	(53,245)	280,088
Contract maintenance charges	(4,380)	(1,239,950)	(13,450)	(13,604)	(2,345,422)
Adjustments to net assets allocated to contracts in payout period	—	(4,241)	68,861	—	152
Increase (decrease) in net assets from contract transactions	(296,724)	14,784,682	(4,926,499)	(782,342)	(15,818,197)

Increase (decrease) in net assets	(1,492,021)	(26,951,909)	(13,904,703)	(2,235,182)	(57,241,651)
Net assets at beginning of period	3,990,196	130,385,597	52,630,757	8,545,275	237,622,610
Net assets at end of period	$2,498,175	$103,433,688	$38,726,054	$6,310,093	$180,380,959

Beginning units	162,698	3,664,872	649,326	108,553	5,339,734
Units issued	4,904	1,049,540	12,481	2,849	408,909
Units redeemed	(20,133)	(573,786)	(81,233)	(13,928)	(795,211)
Ending units	147,469	4,140,626	580,574	97,474	4,953,432

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA MFS Total Return Portfolio Class 1	SAST SA MFS Total Return Portfolio Class 2	SAST SA MFS Total Return Portfolio Class 3	SAST SA Mid Cap Index Portfolio Class 1	SAST SA Mid Cap Index Portfolio Class 3
For the Year Ended December 31, 2023
From operations:
Dividends	$1,555,955	$304,029	$3,349,630	$6,922	$602,694
Mortality and expense risk and administrative charges	(1,239,207)	(275,052)	(2,764,542)	(2,922)	(700,914)
Net investment income (loss)	316,748	28,977	585,088	4,000	(98,220)
Net realized gain (loss)	413,100	(13,809)	(2,040,124)	(197)	861,373
Capital gain distribution from mutual funds	2,668,408	570,951	6,609,204	14,108	1,459,101
Change in unrealized appreciation (depreciation) of investments	3,305,243	782,586	10,769,954	60,412	5,296,510
Increase (decrease) in net assets from operations	6,703,499	1,368,705	15,924,122	78,323	7,518,764

From contract transactions:
Payments received from contract owners	699,565	4,867	12,428,770	—	7,930,798
Payments for contract benefits or terminations	(8,607,905)	(1,904,605)	(19,867,884)	(1,449)	(2,013,066)
Transfers between sub-accounts (including fixed account), net	611,702	141,778	6,088,738	113,236	3,405,127
Contract maintenance charges	(28,581)	(34,348)	(2,005,530)	(4,320)	(792,344)
Adjustments to net assets allocated to contracts in payout period	(6,608)	(1,392)	212	—	(36)
Increase (decrease) in net assets from contract transactions	(7,331,827)	(1,793,700)	(3,355,694)	107,467	8,530,479

Increase (decrease) in net assets	(628,328)	(424,995)	12,568,428	185,790	16,049,243
Net assets at beginning of period	83,170,971	17,902,085	191,224,452	448,604	47,060,604
Net assets at end of period	$82,542,643	$17,477,090	$203,792,880	$634,394	$63,109,847

Beginning units	1,611,941	350,983	7,424,416	33,760	3,603,718
Units issued	68,461	5,703	1,126,028	8,155	1,017,599
Units redeemed	(197,601)	(40,832)	(1,104,832)	(583)	(391,750)
Ending units	1,482,801	315,854	7,445,612	41,332	4,229,567

For the Year Ended December 31, 2022
From operations:
Dividends	$1,382,340	$267,044	$2,630,382	$4,242	$338,441
Mortality and expense risk and administrative charges	(1,375,508)	(309,492)	(2,848,470)	(2,547)	(561,277)
Net investment income (loss)	6,832	(42,448)	(218,088)	1,695	(222,836)
Net realized gain (loss)	2,487,826	482,629	370,493	2,657	936,786
Capital gain distribution from mutual funds	7,979,945	1,738,519	18,302,584	32,919	3,265,158
Change in unrealized appreciation (depreciation) of investments	(21,854,688)	(4,684,978)	(43,413,199)	(96,507)	(10,742,089)
Increase (decrease) in net assets from operations	(11,380,085)	(2,506,278)	(24,958,210)	(59,236)	(6,762,981)

From contract transactions:
Payments received from contract owners	845,042	48,958	17,571,991	105,776	11,963,749
Payments for contract benefits or terminations	(10,386,634)	(1,590,433)	(18,295,041)	(12,233)	(1,719,867)
Transfers between sub-accounts (including fixed account), net	(1,002,275)	(627,789)	(2,124,383)	6,371	1,738,445
Contract maintenance charges	(31,240)	(37,666)	(1,963,815)	(3,271)	(646,824)
Adjustments to net assets allocated to contracts in payout period	(7,561)	1,675	24,595	—	—
Increase (decrease) in net assets from contract transactions	(10,582,668)	(2,205,255)	(4,786,653)	96,643	11,335,503

Increase (decrease) in net assets	(21,962,753)	(4,711,533)	(29,744,863)	37,407	4,572,522
Net assets at beginning of period	105,133,724	22,613,618	220,969,315	411,197	42,488,082
Net assets at end of period	$83,170,971	$17,902,085	$191,224,452	$448,604	$47,060,604

Beginning units	1,803,122	393,747	7,399,339	26,638	2,774,022
Units issued	51,277	11,418	1,306,562	10,858	1,424,770
Units redeemed	(242,458)	(54,182)	(1,281,485)	(3,736)	(595,074)
Ending units	1,611,941	350,983	7,424,416	33,760	3,603,718

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Morgan Stanley International Equities Portfolio Class 1	SAST SA Morgan Stanley International Equities Portfolio Class 2	SAST SA Morgan Stanley International Equities Portfolio Class 3	SAST SA PIMCO RAE International Value Portfolio Class 1	SAST SA PIMCO RAE International Value Portfolio Class 2
For the Year Ended December 31, 2023
From operations:
Dividends	$297,400	$84,123	$1,127,456	$5,005	$322,860
Mortality and expense risk and administrative charges	(301,070)	(96,552)	(1,319,032)	(444)	(119,169)
Net investment income (loss)	(3,670)	(12,429)	(191,576)	4,561	203,691
Net realized gain (loss)	(215,195)	(68,868)	(1,160,134)	311	(153,826)
Change in unrealized appreciation (depreciation) of investments	2,919,588	917,406	13,505,187	12,576	1,069,728
Increase (decrease) in net assets from operations	2,700,723	836,109	12,153,477	17,448	1,119,593

From contract transactions:
Payments received from contract owners	42,863	14,641	1,950,515	2,100	5,686
Payments for contract benefits or terminations	(1,659,599)	(815,251)	(9,241,564)	—	(742,199)
Transfers between sub-accounts (including fixed account), net	(254,228)	(72,280)	7,639	1,881	(194,282)
Contract maintenance charges	(7,545)	(16,279)	(745,072)	(145)	(21,024)
Adjustments to net assets allocated to contracts in payout period	(1,308)	(1,092)	(117)	—	(241)
Increase (decrease) in net assets from contract transactions	(1,879,817)	(890,261)	(8,028,599)	3,836	(952,060)

Increase (decrease) in net assets	820,906	(54,152)	4,124,878	21,284	167,533
Net assets at beginning of period	19,070,867	5,983,907	85,496,128	101,437	7,632,433
Net assets at end of period	$19,891,773	$5,929,755	$89,621,006	$122,721	$7,799,966

Beginning units	1,211,682	395,694	6,447,892	11,326	424,190
Units issued	43,789	11,460	538,607	724	7,302
Units redeemed	(154,819)	(65,535)	(1,084,011)	(355)	(56,575)
Ending units	1,100,652	341,619	5,902,488	11,695	374,917

For the Year Ended December 31, 2022
From operations:
Dividends	$562,341	$165,799	$2,354,043	$4,521	$326,218
Mortality and expense risk and administrative charges	(313,315)	(106,453)	(1,422,709)	(375)	(128,234)
Net investment income (loss)	249,026	59,346	931,334	4,146	197,984
Net realized gain (loss)	74,335	112,968	12,483	2,333	(128,766)
Capital gain distribution from mutual funds	2,126,765	679,360	9,963,055	5,413	408,091
Change in unrealized appreciation (depreciation) of investments	(6,254,770)	(2,156,475)	(28,031,494)	(18,413)	(1,382,347)
Increase (decrease) in net assets from operations	(3,804,644)	(1,304,801)	(17,124,622)	(6,521)	(905,038)

From contract transactions:
Payments received from contract owners	117,836	46,495	3,309,104	11,576	30,581
Payments for contract benefits or terminations	(2,041,376)	(862,724)	(10,023,600)	—	(631,067)
Transfers between sub-accounts (including fixed account), net	(742,366)	(909,627)	(5,888,950)	(1,020)	(511,872)
Contract maintenance charges	(7,640)	(16,622)	(783,198)	—	(22,066)
Adjustments to net assets allocated to contracts in payout period	(224)	3,770	1,757	—	—
Increase (decrease) in net assets from contract transactions	(2,673,770)	(1,738,708)	(13,384,887)	10,556	(1,134,424)

Increase (decrease) in net assets	(6,478,414)	(3,043,509)	(30,509,509)	4,035	(2,039,462)
Net assets at beginning of period	25,549,281	9,027,416	116,005,637	97,402	9,671,895
Net assets at end of period	$19,070,867	$5,983,907	$85,496,128	$101,437	$7,632,433

Beginning units	1,374,936	503,680	7,385,513	9,949	486,034
Units issued	42,829	11,119	660,052	2,796	10,457
Units redeemed	(206,083)	(119,105)	(1,597,673)	(1,419)	(72,301)
Ending units	1,211,682	395,694	6,447,892	11,326	424,190
The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA PIMCO RAE International Value Portfolio Class 3	SAST SA PIMCO VCP Tactical Balanced Portfolio Class 1	SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3	SAST SA PineBridge High-Yield Bond Portfolio Class 1	SAST SA PineBridge High-Yield Bond Portfolio Class 2
For the Year Ended December 31, 2023
From operations:
Dividends	$9,635,968	$2,227	$33,569,722	$1,526,282	$338,824
Mortality and expense risk and administrative charges	(3,652,057)	(270)	(11,255,416)	(362,099)	(84,613)
Net investment income (loss)	5,983,911	1,957	22,314,306	1,164,183	254,211
Net realized gain (loss)	(4,765,128)	(1,884)	(22,693,246)	(265,460)	(109,519)
Change in unrealized appreciation (depreciation) of investments	33,515,620	5,279	81,623,842	2,301,177	579,800
Increase (decrease) in net assets from operations	34,734,403	5,352	81,244,902	3,199,900	724,492

From contract transactions:
Payments received from contract owners	1,280,519	—	6,650,360	134,413	576
Payments for contract benefits or terminations	(24,619,762)	(4,912)	(97,806,021)	(2,770,368)	(583,087)
Transfers between sub-accounts (including fixed account), net	(5,156,419)	(210)	4,637,508	21,862	(85,676)
Contract maintenance charges	(2,710,443)	(1,027)	(14,915,605)	(7,165)	(9,850)
Adjustments to net assets allocated to contracts in payout period	(694)	—	196	(2,535)	7,692
Increase (decrease) in net assets from contract transactions	(31,206,799)	(6,149)	(101,433,562)	(2,623,793)	(670,345)

Increase (decrease) in net assets	3,527,604	(797)	(20,188,660)	576,107	54,147
Net assets at beginning of period	240,717,919	50,314	849,522,148	24,237,406	5,432,276
Net assets at end of period	$244,245,523	$49,517	$829,333,488	$24,813,513	$5,486,423

Beginning units	18,942,487	4,214	65,633,474	699,806	162,532
Units issued	602,020	68	2,212,922	154,611	1,833
Units redeemed	(2,976,186)	(558)	(9,755,193)	(228,043)	(21,153)
Ending units	16,568,321	3,724	58,091,203	626,374	143,212

For the Year Ended December 31, 2022
From operations:
Dividends	$10,325,120	$—	$—	$1,478,639	$327,107
Mortality and expense risk and administrative charges	(4,085,819)	(307)	(12,828,093)	(392,330)	(92,005)
Net investment income (loss)	6,239,301	(307)	(12,828,093)	1,086,309	235,102
Net realized gain (loss)	(11,313,515)	(1,477)	(15,595,634)	(763,125)	(119,963)
Capital gain distribution from mutual funds	13,322,841	129	2,209,266	—	—
Change in unrealized appreciation (depreciation) of investments	(37,200,166)	(10,058)	(182,546,036)	(3,663,793)	(869,300)
Increase (decrease) in net assets from operations	(28,951,539)	(11,713)	(208,760,497)	(3,340,609)	(754,161)

From contract transactions:
Payments received from contract owners	2,122,689	—	12,439,267	182,222	54,861
Payments for contract benefits or terminations	(24,417,684)	(4,939)	(80,457,750)	(2,632,048)	(521,161)
Transfers between sub-accounts (including fixed account), net	(21,937,392)	694	390,567	(824,008)	(23,717)
Contract maintenance charges	(3,110,883)	(955)	(16,882,836)	(7,572)	(10,110)
Adjustments to net assets allocated to contracts in payout period	1,182	—	(390)	4,175	(3,696)
Increase (decrease) in net assets from contract transactions	(47,342,088)	(5,200)	(84,511,142)	(3,277,231)	(503,823)

Increase (decrease) in net assets	(76,293,627)	(16,913)	(293,271,639)	(6,617,840)	(1,257,984)
Net assets at beginning of period	317,011,546	67,227	1,142,793,787	30,855,246	6,690,260
Net assets at end of period	$240,717,919	$50,314	$849,522,148	$24,237,406	$5,432,276

Beginning units	22,521,709	4,621	71,728,113	789,289	177,171
Units issued	1,429,974	72	3,462,477	132,708	7,198
Units redeemed	(5,009,196)	(479)	(9,557,116)	(222,191)	(21,837)
Ending units	18,942,487	4,214	65,633,474	699,806	162,532

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA PineBridge High-Yield Bond Portfolio Class 3	SAST SA Putnam International Growth and Income Portfolio Class 1	SAST SA Putnam International Growth and Income Portfolio Class 2	SAST SA Putnam International Growth and Income Portfolio Class 3	SAST SA Schroders VCP Global Allocation Portfolio Class 1
For the Year Ended December 31, 2023
From operations:
Dividends	$4,630,343	$482,775	$108,345	$1,742,569	$3,799
Mortality and expense risk and administrative charges	(1,119,939)	(287,575)	(71,332)	(1,193,131)	(1,184)
Net investment income (loss)	3,510,404	195,200	37,013	549,438	2,615
Net realized gain (loss)	(1,520,558)	59,986	43,199	1,819,218	(1,446)
Change in unrealized appreciation (depreciation) of investments	7,903,020	2,810,574	659,915	9,874,586	32,828
Increase (decrease) in net assets from operations	9,892,866	3,065,760	740,127	12,243,242	33,997

From contract transactions:
Payments received from contract owners	2,552,173	111,257	1,087	2,229,238	—
Payments for contract benefits or terminations	(8,782,915)	(1,759,201)	(439,771)	(8,285,771)	(6,909)
Transfers between sub-accounts (including fixed account), net	590,138	631,470	(29,477)	2,036,594	3,452
Contract maintenance charges	(696,051)	(6,640)	(5,902)	(615,011)	(3,217)
Adjustments to net assets allocated to contracts in payout period	(257)	(529)	(1,153)	644	—
Increase (decrease) in net assets from contract transactions	(6,336,912)	(1,023,643)	(475,216)	(4,634,306)	(6,674)

Increase (decrease) in net assets	3,555,954	2,042,117	264,911	7,608,936	27,323
Net assets at beginning of period	74,369,353	17,761,505	4,475,062	72,860,894	231,134
Net assets at end of period	$77,925,307	$19,803,622	$4,739,973	$80,469,830	$258,457

Beginning units	3,631,385	965,129	249,286	4,830,759	21,109
Units issued	445,614	62,172	4,002	610,774	473
Units redeemed	(717,881)	(109,884)	(28,555)	(769,069)	(1,055)
Ending units	3,359,118	917,417	224,733	4,672,464	20,527

For the Year Ended December 31, 2022
From operations:
Dividends	$4,319,175	$316,562	$74,446	$1,162,404	$2,448
Mortality and expense risk and administrative charges	(1,190,214)	(279,833)	(68,750)	(1,241,146)	(1,205)
Net investment income (loss)	3,128,961	36,729	5,696	(78,742)	1,243
Net realized gain (loss)	(1,933,231)	(177,563)	53,763	1,240,217	499
Capital gain distribution from mutual funds	—	880,348	226,567	3,869,279	32,901
Change in unrealized appreciation (depreciation) of investments	(11,371,685)	(2,519,022)	(669,289)	(12,494,260)	(89,027)
Increase (decrease) in net assets from operations	(10,175,955)	(1,779,508)	(383,263)	(7,463,506)	(54,384)

From contract transactions:
Payments received from contract owners	3,551,808	64,535	169,964	2,261,444	—
Payments for contract benefits or terminations	(8,840,623)	(1,764,018)	(353,689)	(7,861,121)	(4,785)
Transfers between sub-accounts (including fixed account), net	(1,293,390)	(12,703)	561,932	(5,023,854)	3,564
Contract maintenance charges	(724,996)	(6,817)	(6,209)	(604,697)	(3,554)
Adjustments to net assets allocated to contracts in payout period	2,468	685	(61)	(463)	—
Increase (decrease) in net assets from contract transactions	(7,304,733)	(1,718,318)	371,937	(11,228,691)	(4,775)

Increase (decrease) in net assets	(17,480,688)	(3,497,826)	(11,326)	(18,692,197)	(59,159)
Net assets at beginning of period	91,850,041	21,259,331	4,486,388	91,553,091	290,293
Net assets at end of period	$74,369,353	$17,761,505	$4,475,062	$72,860,894	$231,134

Beginning units	3,963,299	1,061,459	230,112	5,446,012	21,540
Units issued	708,428	44,628	58,556	743,924	769
Units redeemed	(1,040,342)	(140,958)	(39,382)	(1,359,177)	(1,200)
Ending units	3,631,385	965,129	249,286	4,830,759	21,109

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Schroders VCP Global Allocation Portfolio Class 3	SAST SA Small Cap Index Portfolio Class 1	SAST SA Small Cap Index Portfolio Class 3	SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 1	SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3
For the Year Ended December 31, 2023
From operations:
Dividends	$4,919,708	$5,032	$367,026	$5,720	$3,622,699
Mortality and expense risk and administrative charges	(5,226,026)	(2,630)	(580,240)	(2,445)	(5,116,956)
Net investment income (loss)	(306,318)	2,402	(213,214)	3,275	(1,494,257)
Net realized gain (loss)	(10,493,858)	(2,713)	349,385	4,631	5,376,145
Capital gain distribution from mutual funds	—	2,341	215,475	3,896	3,100,972
Change in unrealized appreciation (depreciation) of investments	61,314,179	73,288	6,150,997	72,662	58,552,437
Increase (decrease) in net assets from operations	50,514,003	75,318	6,502,643	84,464	65,535,297

From contract transactions:
Payments received from contract owners	4,334,663	—	6,361,236	110,000	21,676,668
Payments for contract benefits or terminations	(41,635,015)	(1,124)	(2,031,446)	(3,323)	(20,748,536)
Transfers between sub-accounts (including fixed account), net	(1,825,714)	114,413	2,258,870	(14,135)	(4,039,838)
Contract maintenance charges	(7,077,034)	(4,100)	(675,587)	(6,351)	(7,005,340)
Increase (decrease) in net assets from contract transactions	(46,202,906)	109,189	5,913,073	86,191	(10,117,046)

Increase (decrease) in net assets	4,311,097	184,507	12,415,716	170,655	55,418,251
Net assets at beginning of period	393,035,155	407,239	39,818,011	373,044	376,668,687
Net assets at end of period	$397,346,252	$591,746	$52,233,727	$543,699	$432,086,938

Beginning units	34,956,593	35,358	3,556,335	28,195	30,037,106
Units issued	1,128,491	10,137	1,084,922	8,167	2,541,172
Units redeemed	(5,012,736)	(1,124)	(567,392)	(1,736)	(3,282,061)
Ending units	31,072,348	44,371	4,073,865	34,626	29,296,217

For the Year Ended December 31, 2022
From operations:
Dividends	$2,985,878	$2,966	$209,793	$2,251	$1,376,629
Mortality and expense risk and administrative charges	(5,816,169)	(2,256)	(480,572)	(1,748)	(4,863,464)
Net investment income (loss)	(2,830,291)	710	(270,779)	503	(3,486,835)
Net realized gain (loss)	(2,844,313)	(10,279)	507,076	1,475	3,060,164
Capital gain distribution from mutual funds	57,846,069	41,385	3,987,162	27,312	27,278,503
Change in unrealized appreciation (depreciation) of investments	(154,478,363)	(124,726)	(13,701,663)	(99,914)	(111,209,051)
Increase (decrease) in net assets from operations	(102,306,898)	(92,910)	(9,478,204)	(70,624)	(84,357,219)

From contract transactions:
Payments received from contract owners	6,105,981	93,447	10,343,376	70,107	55,171,794
Payments for contract benefits or terminations	(33,308,799)	(10,836)	(1,192,151)	(653)	(17,080,450)
Transfers between sub-accounts (including fixed account), net	3,166,334	(184,627)	1,556,679	11,478	6,882,203
Contract maintenance charges	(7,912,148)	(2,963)	(569,119)	(5,895)	(6,939,931)
Adjustments to net assets allocated to contracts in payout period	484	—	—	—	—
Increase (decrease) in net assets from contract transactions	(31,948,148)	(104,979)	10,138,785	75,037	38,033,616

Increase (decrease) in net assets	(134,255,046)	(197,889)	660,581	4,413	(46,323,603)
Net assets at beginning of period	527,290,201	605,128	39,157,430	368,631	422,992,290
Net assets at end of period	$393,035,155	$407,239	$39,818,011	$373,044	$376,668,687

Beginning units	37,680,947	41,399	2,729,065	22,699	27,209,293
Units issued	2,074,445	11,135	1,369,387	6,168	5,746,963
Units redeemed	(4,798,799)	(17,176)	(542,117)	(672)	(2,919,150)
Ending units	34,956,593	35,358	3,556,335	28,195	30,037,106

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA T. Rowe Price VCP Balanced Portfolio Class 1	SAST SA T. Rowe Price VCP Balanced Portfolio Class 3	SAST SA VCP Dynamic Allocation Portfolio Class 1	SAST SA VCP Dynamic Allocation Portfolio Class 3	SAST SA VCP Dynamic Strategy Portfolio Class 1
For the Year Ended December 31, 2023
From operations:
Dividends	$4,545	$18,487,335	$12,278	$128,454,870	$19,345
Mortality and expense risk and administrative charges	(1,276)	(14,964,875)	(2,485)	(83,690,941)	(3,143)
Net investment income (loss)	3,269	3,522,460	9,793	44,763,929	16,202
Net realized gain (loss)	(5,231)	(10,310,748)	(5,641)	(179,880,301)	(11,512)
Capital gain distribution from mutual funds	—	—	22,071	260,941,352	61,122
Change in unrealized appreciation (depreciation) of investments	37,555	163,768,746	32,174	547,380,746	9,869
Increase (decrease) in net assets from operations	35,593	156,980,458	58,397	673,205,726	75,681

From contract transactions:
Payments received from contract owners	—	22,301,441	13,000	36,955,418	13,500
Payments for contract benefits or terminations	(12,325)	(113,337,998)	(4,380)	(662,514,096)	(28,111)
Transfers between sub-accounts (including fixed account), net	(3,396)	1,800,131	40,655	(49,318,028)	8,769
Contract maintenance charges	(4,412)	(20,126,854)	(8,057)	(109,632,168)	(11,821)
Adjustments to net assets allocated to contracts in payout period	—	215	—	7,155	—
Increase (decrease) in net assets from contract transactions	(20,133)	(109,363,065)	41,218	(784,501,719)	(17,663)

Increase (decrease) in net assets	15,460	47,617,393	99,615	(111,295,993)	58,018
Net assets at beginning of period	233,339	1,119,730,799	418,712	6,104,053,442	660,713
Net assets at end of period	$248,799	$1,167,348,192	$518,327	$5,992,757,449	$718,731

Beginning units	18,230	85,626,716	31,673	399,592,820	50,243
Units issued	204	4,530,895	3,938	4,961,689	1,746
Units redeemed	(1,677)	(12,378,623)	(1,020)	(54,015,513)	(3,074)
Ending units	16,757	77,778,988	34,591	350,538,996	48,915

For the Year Ended December 31, 2022
From operations:
Dividends	$2,761	$9,775,851	$12,428	$163,491,546	$17,904
Mortality and expense risk and administrative charges	(1,367)	(16,106,251)	(2,426)	(96,523,118)	(3,267)
Net investment income (loss)	1,394	(6,330,400)	10,002	66,968,428	14,637
Net realized gain (loss)	(2,136)	5,505,587	(2,799)	(47,523,154)	(5,375)
Capital gain distribution from mutual funds	31,768	152,913,666	37,123	551,579,947	40,313
Change in unrealized appreciation (depreciation) of investments	(88,441)	(437,276,582)	(133,843)	(2,056,828,438)	(167,507)
Increase (decrease) in net assets from operations	(57,415)	(285,187,729)	(89,517)	(1,485,803,217)	(117,932)

From contract transactions:
Payments received from contract owners	—	45,826,505	—	69,993,735	—
Payments for contract benefits or terminations	(12,366)	(83,854,076)	(1,327)	(697,037,704)	(13,220)
Transfers between sub-accounts (including fixed account), net	3,507	28,541,007	3,427	(26,709,452)	(4,197)
Contract maintenance charges	(4,325)	(21,778,579)	(8,312)	(125,334,810)	(12,668)
Adjustments to net assets allocated to contracts in payout period	—	475	—	36,677	—
Increase (decrease) in net assets from contract transactions	(13,184)	(31,264,668)	(6,212)	(779,051,554)	(30,085)

Increase (decrease) in net assets	(70,599)	(316,452,397)	(95,729)	(2,264,854,771)	(148,017)
Net assets at beginning of period	303,938	1,436,183,196	514,441	8,368,908,213	808,730
Net assets at end of period	$233,339	$1,119,730,799	$418,712	$6,104,053,442	$660,713

Beginning units	19,170	87,843,830	32,126	447,897,380	52,465
Units issued	707	8,664,584	395	14,802,601	538
Units redeemed	(1,647)	(10,881,698)	(848)	(63,107,161)	(2,760)
Ending units	18,230	85,626,716	31,673	399,592,820	50,243

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA VCP Dynamic Strategy Portfolio Class 3	SAST SA VCP Index Allocation Portfolio Class 1	SAST SA VCP Index Allocation Portfolio Class 3	SAST SA Wellington Capital Appreciation Portfolio Class 1	SAST SA Wellington Capital Appreciation Portfolio Class 2
For the Year Ended December 31, 2023
From operations:
Dividends	$113,037,114	$6,142	$5,406,320	$—	$—
Mortality and expense risk and administrative charges	(64,775,672)	(1,926)	(5,008,379)	(4,727,597)	(658,510)
Net investment income (loss)	48,261,442	4,216	397,941	(4,727,597)	(658,510)
Net realized gain (loss)	(69,305,999)	(1,723)	2,176,223	(18,033,395)	(4,444,412)
Capital gain distribution from mutual funds	398,521,259	4,896	5,081,739	—	—
Change in unrealized appreciation (depreciation) of investments	86,729,346	52,331	45,569,502	122,273,626	18,304,926
Increase (decrease) in net assets from operations	464,206,048	59,720	53,225,405	99,512,634	13,202,004

From contract transactions:
Payments received from contract owners	20,739,742	133,647	23,862,651	1,770,102	278,868
Payments for contract benefits or terminations	(510,162,686)	(5,926)	(43,909,075)	(31,220,367)	(4,597,154)
Transfers between sub-accounts (including fixed account), net	(6,617,756)	(2,583)	4,510,104	(3,745,080)	(1,200,768)
Contract maintenance charges	(85,457,131)	(6,361)	(6,991,129)	(91,348)	(60,369)
Adjustments to net assets allocated to contracts in payout period	403	—	—	71,309	62,330
Increase (decrease) in net assets from contract transactions	(581,497,428)	118,777	(22,527,449)	(33,215,384)	(5,517,093)

Increase (decrease) in net assets	(117,291,380)	178,497	30,697,956	66,297,250	7,684,911
Net assets at beginning of period	4,776,685,400	348,849	378,580,493	277,530,257	37,303,158
Net assets at end of period	$4,659,394,020	$527,346	$409,278,449	$343,827,507	$44,988,069

Beginning units	317,750,193	29,243	33,439,491	1,633,223	231,890
Units issued	5,207,609	10,186	3,584,018	49,316	1,942
Units redeemed	(42,534,831)	(1,256)	(5,429,992)	(203,965)	(30,346)
Ending units	280,422,971	38,173	31,593,517	1,478,574	203,486

For the Year Ended December 31, 2022
From operations:
Dividends	$116,416,523	$—	$—	$—	$—
Mortality and expense risk and administrative charges	(74,793,970)	(1,783)	(5,076,506)	(5,056,759)	(708,888)
Net investment income (loss)	41,622,553	(1,783)	(5,076,506)	(5,056,759)	(708,888)
Net realized gain (loss)	3,661,364	(1,549)	372,197	(7,120,684)	(2,199,720)
Capital gain distribution from mutual funds	297,224,895	1,380	1,486,857	88,285,310	12,955,484
Change in unrealized appreciation (depreciation) of investments	(1,324,143,318)	(63,311)	(78,822,313)	(254,412,005)	(34,075,682)
Increase (decrease) in net assets from operations	(981,634,506)	(65,263)	(82,039,765)	(178,304,138)	(24,028,806)

From contract transactions:
Payments received from contract owners	29,656,723	78,000	31,779,937	1,500,625	361,872
Payments for contract benefits or terminations	(522,446,772)	(3,164)	(23,486,876)	(32,259,691)	(4,446,087)
Transfers between sub-accounts (including fixed account), net	(111,263,887)	350	8,740,914	(11,815,522)	(555,191)
Contract maintenance charges	(98,008,514)	(6,122)	(7,251,004)	(90,494)	(60,282)
Adjustments to net assets allocated to contracts in payout period	13,470	—	—	(40,633)	(63,564)
Increase (decrease) in net assets from contract transactions	(702,048,980)	69,064	9,782,971	(42,705,715)	(4,763,252)

Increase (decrease) in net assets	(1,683,683,486)	3,801	(72,256,794)	(221,009,853)	(28,792,058)
Net assets at beginning of period	6,460,368,886	345,048	450,837,287	498,540,110	66,095,216
Net assets at end of period	$4,776,685,400	$348,849	$378,580,493	$277,530,257	$37,303,158

Beginning units	362,391,923	23,971	32,666,989	1,825,027	257,219
Units issued	7,218,449	6,351	4,589,160	72,944	11,108
Units redeemed	(51,860,179)	(1,079)	(3,816,658)	(264,748)	(36,437)
Ending units	317,750,193	29,243	33,439,491	1,633,223	231,890

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Wellington Capital Appreciation Portfolio Class 3	SAST SA Wellington Government and Quality Bond Portfolio Class 1	SAST SA Wellington Government and Quality Bond Portfolio Class 2	SAST SA Wellington Government and Quality Bond Portfolio Class 3	SAST SA Wellington Strategic Multi- Asset Portfolio Class 1
For the Year Ended December 31, 2023
From operations:
Dividends	$—	$887,241	$272,581	$6,847,455	$166,064
Mortality and expense risk and administrative charges	(12,374,788)	(624,120)	(213,823)	(5,209,442)	(155,751)
Net investment income (loss)	(12,374,788)	263,121	58,758	1,638,013	10,313
Net realized gain (loss)	(164,454,763)	(1,152,376)	(288,851)	(8,764,295)	(182,965)
Change in unrealized appreciation (depreciation) of investments	464,018,713	2,290,785	676,652	17,930,183	1,599,399
Increase (decrease) in net assets from operations	287,189,162	1,401,530	446,559	10,803,901	1,426,747

From contract transactions:
Payments received from contract owners	70,033,911	127,479	176,122	10,072,797	110,019
Payments for contract benefits or terminations	(64,129,632)	(5,480,633)	(1,621,902)	(39,671,592)	(1,727,216)
Transfers between sub-accounts (including fixed account), net	(74,439,197)	248,107	132,341	28,551,630	(10,844)
Contract maintenance charges	(12,136,561)	(23,066)	(29,979)	(4,377,176)	(7,920)
Adjustments to net assets allocated to contracts in payout period	(1,857)	(1,100)	1,984	(1,069)	(223)
Increase (decrease) in net assets from contract transactions	(80,673,336)	(5,129,213)	(1,341,434)	(5,425,410)	(1,636,184)

Increase (decrease) in net assets	206,515,826	(3,727,683)	(894,875)	5,378,491	(209,437)
Net assets at beginning of period	787,808,448	44,349,510	14,605,323	355,164,799	11,268,459
Net assets at end of period	$994,324,274	$40,621,827	$13,710,448	$360,543,290	$11,059,022

Beginning units	16,254,234	2,096,060	777,508	26,815,037	156,556
Units issued	2,157,987	111,909	37,217	3,937,367	11,318
Units redeemed	(3,233,637)	(352,312)	(108,406)	(4,204,142)	(25,368)
Ending units	15,178,584	1,855,657	706,319	26,548,262	142,506

For the Year Ended December 31, 2022
From operations:
Dividends	$—	$605,448	$178,356	$3,645,721	$105,747
Mortality and expense risk and administrative charges	(11,494,553)	(726,843)	(259,815)	(5,770,243)	(171,478)
Net investment income (loss)	(11,494,553)	(121,395)	(81,459)	(2,124,522)	(65,731)
Net realized gain (loss)	(28,564,096)	(741,673)	(232,866)	(7,801,647)	60,588
Capital gain distribution from mutual funds	281,434,291	729,571	251,617	5,789,891	1,156,052
Change in unrealized appreciation (depreciation) of investments	(646,341,396)	(7,937,505)	(2,766,429)	(62,159,489)	(3,837,464)
Increase (decrease) in net assets from operations	(404,965,754)	(8,071,002)	(2,829,137)	(66,295,767)	(2,686,555)

From contract transactions:
Payments received from contract owners	120,589,822	541,763	165,645	13,386,205	37,021
Payments for contract benefits or terminations	(54,943,476)	(4,901,176)	(1,756,545)	(39,238,683)	(1,205,376)
Transfers between sub-accounts (including fixed account), net	87,160,986	177,814	(699,388)	(14,442,099)	(38,535)
Contract maintenance charges	(11,019,588)	(19,879)	(34,285)	(4,702,924)	(5,486)
Adjustments to net assets allocated to contracts in payout period	(15,591)	24,120	(318)	(806)	5,955
Increase (decrease) in net assets from contract transactions	141,772,153	(4,177,358)	(2,324,891)	(44,998,307)	(1,206,421)

Increase (decrease) in net assets	(263,193,601)	(12,248,360)	(5,154,028)	(111,294,074)	(3,892,976)
Net assets at beginning of period	1,051,002,049	56,597,870	19,759,351	466,458,873	15,161,435
Net assets at end of period	$787,808,448	$44,349,510	$14,605,323	$355,164,799	$11,268,459

Beginning units	13,086,656	2,247,157	895,596	29,835,161	171,355
Units issued	5,346,852	167,654	23,241	3,517,204	2,153
Units redeemed	(2,179,274)	(318,751)	(141,329)	(6,537,328)	(16,952)
Ending units	16,254,234	2,096,060	777,508	26,815,037	156,556

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Wellington Strategic Multi- Asset Portfolio Class 3	VALIC Company I International Equities Index Fund	VALIC Company I International Socially Responsible Fund	VALIC Company I Mid Cap Index Fund	VALIC Company I Nasdaq-100 Index Fund
For the Year Ended December 31, 2023
From operations:
Dividends	$1,457,435	$102,903	$16,520	$44,436	$10,575
Mortality and expense risk and administrative charges	(1,412,644)	(46,491)	(10,930)	(42,118)	(42,556)
Net investment income (loss)	44,791	56,412	5,590	2,318	(31,981)
Net realized gain (loss)	(276,963)	40,501	(2,016)	(43,592)	330,369
Capital gain distribution from mutual funds	—	—	14,963	461,840	437,973
Change in unrealized appreciation (depreciation) of investments	13,952,065	512,843	135,858	86,328	752,121
Increase (decrease) in net assets from operations	13,719,893	609,756	154,395	506,894	1,488,482

From contract transactions:
Payments received from contract owners	9,071,840	6,000	—	2,500	—
Payments for contract benefits or terminations	(6,858,585)	(154,101)	(9,787)	(330,266)	(556,824)
Transfers between sub-accounts (including fixed account), net	727,530	15,135	(2,155)	25,174	(348,593)
Contract maintenance charges	(1,894,772)	(103)	(6)	(195)	(188)
Adjustments to net assets allocated to contracts in payout period	206	—	—	—	—
Increase (decrease) in net assets from contract transactions	1,046,219	(133,069)	(11,948)	(302,787)	(905,605)

Increase (decrease) in net assets	14,766,112	476,687	142,447	204,107	582,877
Net assets at beginning of period	102,395,193	3,924,544	912,078	3,712,402	3,160,960
Net assets at end of period	$117,161,305	$4,401,231	$1,054,525	$3,916,509	$3,743,837

Beginning units	8,371,316	338,654	63,789	209,790	127,395
Units issued	1,191,920	4,305	103	5,398	239
Units redeemed	(1,113,795)	(15,394)	(898)	(21,905)	(28,318)
Ending units	8,449,441	327,565	62,994	193,283	99,316

For the Year Ended December 31, 2022
From operations:
Dividends	$689,586	$127,975	$39,317	$56,667	$9,065
Mortality and expense risk and administrative charges	(1,309,037)	(47,038)	(11,813)	(49,822)	(43,805)
Net investment income (loss)	(619,451)	80,937	27,504	6,845	(34,740)
Net realized gain (loss)	(32,898)	33,996	(42,499)	(12,700)	108,960
Capital gain distribution from mutual funds	10,098,498	—	43,565	360,210	373,200
Change in unrealized appreciation (depreciation) of investments	(30,644,641)	(878,014)	(264,946)	(1,072,918)	(2,026,821)
Increase (decrease) in net assets from operations	(21,198,492)	(763,081)	(236,376)	(718,563)	(1,579,401)

From contract transactions:
Payments received from contract owners	14,739,628	13,971	—	7,630	8,289
Payments for contract benefits or terminations	(4,307,969)	(142,787)	(67,005)	(451,600)	(259,287)
Transfers between sub-accounts (including fixed account), net	1,629,443	(109,271)	(63,638)	(128,544)	290,198
Contract maintenance charges	(1,829,954)	(108)	(8)	(147)	(156)
Adjustments to net assets allocated to contracts in payout period	698	—	—	—	—
Increase (decrease) in net assets from contract transactions	10,231,846	(238,195)	(130,651)	(572,661)	39,044

Increase (decrease) in net assets	(10,966,646)	(1,001,276)	(367,027)	(1,291,224)	(1,540,357)
Net assets at beginning of period	113,361,839	4,925,820	1,279,105	5,003,626	4,701,317
Net assets at end of period	$102,395,193	$3,924,544	$912,078	$3,712,402	$3,160,960

Beginning units	7,575,115	359,492	74,163	243,905	126,248
Units issued	1,748,427	3,117	366	1,244	12,205
Units redeemed	(952,226)	(23,955)	(10,740)	(35,359)	(11,058)
Ending units	8,371,316	338,654	63,789	209,790	127,395

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	VALIC Company I Small Cap Index Fund	VALIC Company I Stock Index Fund
For the Year Ended December 31, 2023
From operations:
Dividends	$39,285	$143,909
Mortality and expense risk and administrative charges	(31,363)	(126,870)
Net investment income (loss)	7,922	17,039
Net realized gain (loss)	(138,736)	332,349
Capital gain distribution from mutual funds	602,655	784,053
Change in unrealized appreciation (depreciation) of investments	(85,782)	1,347,808
Increase (decrease) in net assets from operations	386,059	2,481,249

From contract transactions:
Payments received from contract owners	1,200	2,900
Payments for contract benefits or terminations	(217,968)	(722,409)
Transfers between sub-accounts (including fixed account), net	(12,703)	(651,228)
Contract maintenance charges	(114)	(334)
Increase (decrease) in net assets from contract transactions	(229,585)	(1,371,071)

Increase (decrease) in net assets	156,474	1,110,178
Net assets at beginning of period	2,741,189	10,956,779
Net assets at end of period	$2,897,663	$12,066,957

Beginning units	176,269	544,936
Units issued	4,215	556
Units redeemed	(18,051)	(62,969)
Ending units	162,433	482,523

For the Year Ended December 31, 2022
From operations:
Dividends	$23,259	$150,685
Mortality and expense risk and administrative charges	(37,404)	(137,771)
Net investment income (loss)	(14,145)	12,914
Net realized gain (loss)	(93,577)	368,026
Capital gain distribution from mutual funds	318,960	1,035,536
Change in unrealized appreciation (depreciation) of investments	(1,028,620)	(4,192,892)
Increase (decrease) in net assets from operations	(817,382)	(2,776,416)

From contract transactions:
Payments received from contract owners	10,908	93,608
Payments for contract benefits or terminations	(347,582)	(1,285,858)
Transfers between sub-accounts (including fixed account), net	221,615	59,753
Contract maintenance charges	(119)	(317)
Increase (decrease) in net assets from contract transactions	(115,178)	(1,132,814)

Increase (decrease) in net assets	(932,560)	(3,909,230)
Net assets at beginning of period	3,673,749	14,866,009
Net assets at end of period	$2,741,189	$10,956,779

Beginning units	187,712	598,532
Units issued	15,459	12,590
Units redeemed	(26,902)	(66,186)
Ending units	176,269	544,936

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

1.	Organization

Variable Separate Account (“the Separate Account”) is a segregated investment account established by American General Life Insurance Company (“AGL”) to receive and invest premium payments from variable annuity contracts issued by AGL. AGL is a wholly owned subsidiary of AGC Life Insurance Company (“AGC Life”), which is wholly owned by Corebridge Life Holdings, Inc. (formerly known as AIG Life Holdings, Inc.) (“Corebridge Life Holdings”). Corebridge Life Holdings is wholly owned by Corebridge Financial, Inc. (“Corebridge”), which American International Group, Inc. (“AIG”) owns 52.2% of their outstanding common stock as of December 31, 2023. AIG is a holding company, which through its subsidiaries provides a wide range of property casualty insurance, life insurance, retirement products and other financial services to commercial and individual customers in more than 190 countries and jurisdictions. The term “AIG” means American International Group, Inc. and not any of AIG’s consolidated subsidiaries.

The Separate Account includes the following variable annuity products:

American Pathway II	Polaris Choice IV
Anchor Advisor	Polaris II
ICAP II	Polaris II Platinum Series
Polaris	Polaris Platinum
Polaris Advantage	Polaris Platinum II
Polaris Advantage II	Polaris Platinum III
Polaris Advisor	Polaris Preferred Solution
Polaris Advisor III	Polaris Protector
Polaris Advisory	Polaris Retirement Protector
Polaris Advisory Income	Polaris Select Investor
PolarisAmerica	Vista Capital Advantage
Polaris Choice	WM Diversified Strategies
Polaris Choice II	WM Diversified Strategies III
Polaris Choice III

The Separate Account contracts are sold through AGL’s affiliated broker-dealers, independent broker-dealers, full-service securities firms, and financial institutions. The distributor of the Separate Account is Corebridge Capital Services, Inc., formerly known as AIG Capital Services, Inc., an affiliate of AGL. No underwriting fees are paid in connection with the distribution of these contracts.

Principal Funds Distributor, Inc. distributes WM Diversified Strategies and WM Diversified Strategies III contracts. No underwriting fees are paid in connection with the distribution of these contracts.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust under the Investment Company Act of 1940, as amended. The Separate Account consists of various sub-accounts. Each sub-account invests all its investible assets in a corresponding eligible mutual fund, which is registered under the 1940 Act as an open-ended management investment company. The names in bold in the table below are the diversified, open-ended management investment companies and the names below them are the names of the sub-accounts/corresponding eligible mutual funds. Collectively, all of the mutual funds are referred to as “Funds” throughout these financial statements.

For each sub-account, the financial statements are comprised of a Statement of Assets and Liabilities, including a Schedule of Portfolio Investments, as of December 31, 2023 and related Statements of Operations and Changes in Net Assets for each of the years in the period then ended.

American Funds Insurance Series (American Funds IS)

American Funds IS American High-Income Trust Class 3	American Funds IS Growth Fund Class 3

American Funds IS Asset Allocation Fund Class 2	American Funds IS Growth-Income Fund Class 2

American Funds IS Asset Allocation Fund Class 3	American Funds IS Growth-Income Fund Class 3

American Funds IS Capital Income Builder Class 4	American Funds IS International Fund Class 3

American Funds IS Global Growth Fund Class 2	American Funds IS U.S. Government Securities Fund Class 3

American Funds IS Growth Fund Class 2	American Funds IS Ultra-Short Bond Fund Class 3

BlackRock Variable Series Funds, Inc. (BlackRock)

BlackRock 60/40 Target Allocation ETF V.I. Fund Class III	BlackRock Global Allocation V.I. Fund Class III

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Columbia Funds VIT Variable Series Trust (Columbia VP)

Columbia VP Dividend Opportunity Fund Class 1	Columbia VP Overseas Core Fund Class 2

Columbia VP Emerging Markets Bond Fund Class 2	Columbia VP Select Mid Cap Growth Opportunity Fund Class 1

Columbia VP Income Opportunities Fund Class 1	Columbia VP Small Company Growth Fund Class 1

Columbia VP Large Cap Growth Fund Class 1	CTIVP® Principal Blue Chip Growth Fund Class 1

Columbia VP Limited Duration Credit Fund Class 2

Delaware Ivy Variable Insurance Portfolios (Delaware Ivy VIP)

Delaware Ivy VIP Asset Strategy Class II

Franklin Templeton Variable Insurance Products Trust (FTVIP)

FTVIP Franklin Allocation VIP Fund Class 1	FTVIP Franklin Income VIP Fund Class 2

FTVIP Franklin Allocation VIP Fund Class 2	FTVIP Franklin Strategic Income VIP Fund Class 2

FTVIP Franklin Income VIP Fund Class 1

Goldman Sachs Variable Insurance Trust (Goldman Sachs VIT)

Goldman Sachs VIT Government Money Market Fund Institutional Shares	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Advisor Shares

Goldman Sachs VIT Government Money Market Fund Service Shares	Goldman Sachs VIT Trend Driven Allocation Fund Service Shares

Invesco Variable Insurance Funds (Invesco V.I.)

Invesco V.I. American Franchise Fund Series I	Invesco V.I. Comstock Fund Series II

Invesco V.I. American Franchise Fund Series II	Invesco V.I. Growth and Income Fund Series I

Invesco V.I. Balanced-Risk Allocation Fund Series II	Invesco V.I. Growth and Income Fund Series II

Invesco V.I. Comstock Fund Series I

Lord Abbett Series Fund, Inc. (Lord Abbett)

Lord Abbett Bond Debenture Portfolio Class VC	Lord Abbett Mid Cap Stock Portfolio Class VC

Lord Abbett Fundamental Equity Portfolio Class VC	Lord Abbett Short Duration Income Portfolio Class VC

Lord Abbett Growth and Income Portfolio Class VC

Morgan Stanley Variable Insurance Fund, Inc. (Morgan Stanley VIF)

Morgan Stanley VIF Global Infrastructure Portfolio Class II

Neuberger Berman Advisers Management Trust (Neuberger Berman AMT)

Neuberger Berman AMT US Equity Index PutWrite Strategy Portfolio Class S

PIMCO Variable Insurance Trust (PIMCO)

PIMCO All Asset Portfolio Advisor Class	PIMCO Emerging Markets Bond Portfolio Institutional Class(b)

PIMCO Dynamic Bond Portfolio Advisor Class	PIMCO Total Return Portfolio Advisor Class

PIMCO Emerging Markets Bond Portfolio Advisor Class	PIMCO Total Return Portfolio Institutional Class

Principal Variable Contracts Funds, Inc. (PVC)

PVC Core Plus Bond Account Class 1	PVC SAM Balanced Portfolio Class 2

PVC Diversified International Account Class 1	PVC SAM Conservative Balanced Portfolio Class 1

PVC Equity Income Account Class 1	PVC SAM Conservative Balanced Portfolio Class 2

PVC Equity Income Account Class 2	PVC SAM Conservative Growth Portfolio Class 1

PVC Government & High Quality Bond Account Class 1	PVC SAM Conservative Growth Portfolio Class 2

PVC Large Cap Growth Account I Class 1	PVC SAM Flexible Income Portfolio Class 1

PVC MidCap Account Class 1	PVC SAM Flexible Income Portfolio Class 2

PVC MidCap Account Class 2	PVC SAM Strategic Growth Portfolio Class 1

PVC Principal Capital Appreciation Account Class 1	PVC SAM Strategic Growth Portfolio Class 2

PVC Principal Capital Appreciation Account Class 2	PVC Short-Term Income Account Class 1

PVC Real Estate Securities Account Class 1	PVC SmallCap Account Class 1

PVC Real Estate Securities Account Class 2	PVC SmallCap Account Class 2

PVC SAM Balanced Portfolio Class 1

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Seasons Series Trust (SST)(a)

SST SA Allocation Balanced Portfolio Class 1	SST SA Multi-Managed Diversified Fixed Income Portfolio Class 3

SST SA Allocation Balanced Portfolio Class 3	SST SA Multi-Managed International Equity Portfolio Class 3

SST SA Allocation Growth Portfolio Class 1	SST SA Multi-Managed Large Cap Growth Portfolio Class 3

SST SA Allocation Growth Portfolio Class 3	SST SA Multi-Managed Large Cap Value Portfolio Class 3

SST SA Allocation Moderate Growth Portfolio Class 1	SST SA Multi-Managed Mid Cap Growth Portfolio Class 3

SST SA Allocation Moderate Growth Portfolio Class 3	SST SA Multi-Managed Mid Cap Value Portfolio Class 3

SST SA Allocation Moderate Portfolio Class 1	SST SA Multi-Managed Small Cap Portfolio Class 3

SST SA Allocation Moderate Portfolio Class 3	SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 1

SST SA American Century Inflation Protection Portfolio Class 1	SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3

SST SA American Century Inflation Protection Portfolio Class 3	SST SA T. Rowe Price Growth Stock Portfolio Class 3

SST SA Columbia Focused Value Portfolio Class 3

SunAmerica Series Trust (SAST)(a)

SAST SA AB Growth Portfolio Class 1	SAST SA JPMorgan Diversified Balanced Portfolio Class 1

SAST SA AB Growth Portfolio Class 2	SAST SA JPMorgan Diversified Balanced Portfolio Class 2

SAST SA AB Growth Portfolio Class 3	SAST SA JPMorgan Diversified Balanced Portfolio Class 3

SAST SA AB Small & Mid Cap Value Portfolio Class 1	SAST SA JPMorgan Emerging Markets Portfolio Class 1

SAST SA AB Small & Mid Cap Value Portfolio Class 2	SAST SA JPMorgan Emerging Markets Portfolio Class 2

SAST SA AB Small & Mid Cap Value Portfolio Class 3	SAST SA JPMorgan Emerging Markets Portfolio Class 3

SAST SA American Funds Asset Allocation Portfolio Class 1	SAST SA JPMorgan Equity-Income Portfolio Class 1

SAST SA American Funds Asset Allocation Portfolio Class 3	SAST SA JPMorgan Equity-Income Portfolio Class 2

SAST SA American Funds Global Growth Portfolio Class 1	SAST SA JPMorgan Equity-Income Portfolio Class 3

SAST SA American Funds Global Growth Portfolio Class 3	SAST SA JPMorgan Global Equities Portfolio Class 1

SAST SA American Funds Growth Portfolio Class 1	SAST SA JPMorgan Global Equities Portfolio Class 2

SAST SA American Funds Growth Portfolio Class 3	SAST SA JPMorgan Global Equities Portfolio Class 3

SAST SA American Funds Growth-Income Portfolio Class 1	SAST SA JPMorgan Large Cap Core Portfolio Class 1(d)

SAST SA American Funds Growth-Income Portfolio Class 3	SAST SA JPMorgan Large Cap Core Portfolio Class 2(d)

SAST SA American Funds VCP Managed Allocation Portfolio Class 1	SAST SA JPMorgan Large Cap Core Portfolio Class 3(d)

SAST SA American Funds VCP Managed Allocation Portfolio Class 3	SAST SA JPMorgan MFS Core Bond Portfolio Class 1

SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 1	SAST SA JPMorgan MFS Core Bond Portfolio Class 2

SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 3	SAST SA JPMorgan MFS Core Bond Portfolio Class 3

SAST SA BlackRock VCP Global Multi Asset Portfolio Class 1	SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1

SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3	SAST SA JPMorgan Mid-Cap Growth Portfolio Class 2

SAST SA DFA Ultra Short Bond Portfolio Class 1	SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3

SAST SA DFA Ultra Short Bond Portfolio Class 2	SAST SA Large Cap Growth Index Portfolio Class 1

SAST SA DFA Ultra Short Bond Portfolio Class 3	SAST SA Large Cap Growth Index Portfolio Class 3

SAST SA Emerging Markets Equity Index Portfolio Class 1	SAST SA Large Cap Index Portfolio Class 1

SAST SA Emerging Markets Equity Index Portfolio Class 3	SAST SA Large Cap Index Portfolio Class 3

SAST SA Federated Hermes Corporate Bond Portfolio Class 1	SAST SA Large Cap Value Index Portfolio Class 1

SAST SA Federated Hermes Corporate Bond Portfolio Class 2	SAST SA Large Cap Value Index Portfolio Class 3

SAST SA Federated Hermes Corporate Bond Portfolio Class 3	SAST SA MFS Blue Chip Growth Portfolio Class 1

SAST SA Fidelity Institutional AM® International Growth Portfolio Class 1	SAST SA MFS Blue Chip Growth Portfolio Class 2

SAST SA Fidelity Institutional AM® International Growth Portfolio Class 3	SAST SA MFS Blue Chip Growth Portfolio Class 3

SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1	SAST SA MFS Massachusetts Investors Trust Portfolio Class 1

SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 2	SAST SA MFS Massachusetts Investors Trust Portfolio Class 2

SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	SAST SA MFS Massachusetts Investors Trust Portfolio Class 3

SAST SA Fixed Income Index Portfolio Class 1	SAST SA MFS Total Return Portfolio Class 1

SAST SA Fixed Income Index Portfolio Class 3	SAST SA MFS Total Return Portfolio Class 2

SAST SA Fixed Income Intermediate Index Portfolio Class 1	SAST SA MFS Total Return Portfolio Class 3

SAST SA Fixed Income Intermediate Index Portfolio Class 3	SAST SA Mid Cap Index Portfolio Class 1

SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 1	SAST SA Mid Cap Index Portfolio Class 3

SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 2	SAST SA Morgan Stanley International Equities Portfolio Class 1

SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 3	SAST SA Morgan Stanley International Equities Portfolio Class 2

SAST SA Franklin Small Company Value Portfolio Class 1	SAST SA Morgan Stanley International Equities Portfolio Class 3

SAST SA Franklin Small Company Value Portfolio Class 3	SAST SA PIMCO RAE International Value Portfolio Class 1

SAST SA Franklin Systematic U.S. Large Cap Core Portfolio Class 1	SAST SA PIMCO RAE International Value Portfolio Class 2

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SunAmerica Series Trust (SAST)(a)

SAST SA Franklin Systematic U.S. Large Cap Core Portfolio Class 3	SAST SA PIMCO RAE International Value Portfolio Class 3

SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 1	SAST SA PIMCO VCP Tactical Balanced Portfolio Class 1

SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 2	SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3

SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 3	SAST SA PineBridge High-Yield Bond Portfolio Class 1

SAST SA Franklin Tactical Opportunities Portfolio Class 1	SAST SA PineBridge High-Yield Bond Portfolio Class 2

SAST SA Franklin Tactical Opportunities Portfolio Class 3	SAST SA PineBridge High-Yield Bond Portfolio Class 3

SAST SA Global Index Allocation 60/40 Portfolio Class 1	SAST SA Putnam International Growth and Income Portfolio Class 1

SAST SA Global Index Allocation 60/40 Portfolio Class 3	SAST SA Putnam International Growth and Income Portfolio Class 2

SAST SA Global Index Allocation 75/25 Portfolio Class 1	SAST SA Putnam International Growth and Income Portfolio Class 3

SAST SA Global Index Allocation 75/25 Portfolio Class 3	SAST SA Schroders VCP Global Allocation Portfolio Class 1

SAST SA Global Index Allocation 90/10 Portfolio Class 1	SAST SA Schroders VCP Global Allocation Portfolio Class 3

SAST SA Global Index Allocation 90/10 Portfolio Class 3	SAST SA Small Cap Index Portfolio Class 1

SAST SA Goldman Sachs Global Bond Portfolio Class 1	SAST SA Small Cap Index Portfolio Class 3

SAST SA Goldman Sachs Global Bond Portfolio Class 2	SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 1

SAST SA Goldman Sachs Global Bond Portfolio Class 3	SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3

SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 1	SAST SA T. Rowe Price VCP Balanced Portfolio Class 1

SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	SAST SA T. Rowe Price VCP Balanced Portfolio Class 3

SAST SA Index Allocation 60/40 Portfolio Class 1	SAST SA VCP Dynamic Allocation Portfolio Class 1

SAST SA Index Allocation 60/40 Portfolio Class 3	SAST SA VCP Dynamic Allocation Portfolio Class 3

SAST SA Index Allocation 80/20 Portfolio Class 1	SAST SA VCP Dynamic Strategy Portfolio Class 1

SAST SA Index Allocation 80/20 Portfolio Class 3	SAST SA VCP Dynamic Strategy Portfolio Class 3

SAST SA Index Allocation 90/10 Portfolio Class 1	SAST SA VCP Index Allocation Portfolio Class 1

SAST SA Index Allocation 90/10 Portfolio Class 3	SAST SA VCP Index Allocation Portfolio Class 3

SAST SA International Index Portfolio Class 1	SAST SA Wellington Capital Appreciation Portfolio Class 1

SAST SA International Index Portfolio Class 3	SAST SA Wellington Capital Appreciation Portfolio Class 2

SAST SA Invesco Growth Opportunities Portfolio Class 1	SAST SA Wellington Capital Appreciation Portfolio Class 3

SAST SA Invesco Growth Opportunities Portfolio Class 2	SAST SA Wellington Government and Quality Bond Portfolio Class 1

SAST SA Invesco Growth Opportunities Portfolio Class 3	SAST SA Wellington Government and Quality Bond Portfolio Class 2

SAST SA Janus Focused Growth Portfolio Class 1	SAST SA Wellington Government and Quality Bond Portfolio Class 3

SAST SA Janus Focused Growth Portfolio Class 2	SAST SA Wellington Strategic Multi-Asset Portfolio Class 1

SAST SA Janus Focused Growth Portfolio Class 3	SAST SA Wellington Strategic Multi-Asset Portfolio Class 3

VALIC Company I(c)

VALIC Company I International Equities Index Fund	VALIC Company I Nasdaq-100 Index Fund

VALIC Company I International Socially Responsible Fund	VALIC Company I Small Cap Index Fund

VALIC Company I Mid Cap Index Fund	VALIC Company I Stock Index Fund

(a)	These are affiliated investment companies. SunAmerica Asset Management, LLC. “SunAmerica”, an affiliate of AGL, serves as the investment advisor to Seasons Series Trust and SunAmerica Series Trust.

(b)	Sub-account had no activity during the current or prior year and no assets or liabilities as of December 31, 2023.

(c)

VALIC Company I is an affiliated investment company. The Variable Annuity Life Insurance Company (VALIC), an affiliate of AGL, serves as the investment advisor to VALIC Company I. VALIC Retirement Services Company, a direct, wholly owned subsidiary of VALIC, serves as the transfer agent and accounting services agent to VALIC Company I. SunAmerica, an affiliate of AGL, serves as the administrator to each series of VALIC Company I and as the investment sub-advisor to certain series of VALIC Company I.

(d)	Formerly SAST SA Invesco Main Street Large Cap Core Portfolio.

In addition to the sub-accounts above, a contract owner may allocate contract funds to a fixed account, which is part of AGL’s General Account and not included in these financial statements. Contract owners should refer to the product prospectus for the available Funds and fixed account.

The assets of each of the sub-accounts of the Separate Account are registered in the name of AGL. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from AGL’s other assets and liabilities. The Separate Account assets are not chargeable with liabilities arising out of any other business of AGL. Net premiums from the contracts are allocated to the sub-accounts and invested in the Funds in accordance with contract owner instructions and are recorded as contract transactions in the Statements of Operations and Changes in Net Assets.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2.	Summary of Significant Accounting Policy

The financial statements of the Separate Account have been prepared in accordance with accounting principles generally accepted in the United States (GAAP). The Separate Account is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following is a summary of significant accounting policies consistently followed by the Separate Account in the preparation of its financial statements.

Use of Estimates: The preparation of financial statements in accordance with GAAP requires the application of accounting policies that often involve a significant degree of judgment. These accounting estimates require the use of assumptions about matters, some of which are highly uncertain at the time of estimation. To the extent actual experience differs from assumptions used, the financial statements of the Separate Account could be materially affected.

Investments: Investments in mutual funds are valued at their closing net asset value per share as determined by the respective mutual funds, which generally value their securities at fair value. Purchases and sales of shares of the Funds are made at the net asset values of such Funds. Transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are recognized at the date of sale and are determined on a first-in, first-out basis. Dividends and capital gain distributions from the Funds are recorded on the ex-dividend date and reinvested upon receipt.

Reserves for Annuity Contracts in Payout: Net assets allocated to contracts in the payout period are based on industry standard mortality tables depending on the calendar year of annuitization as well as other assumptions, including provisions for the risk of adverse deviation from assumptions.

An assumed interest rate of 3.50 percent is used in determining annuity payments for all products with the exception of the American Pathway II product and ICAP product, which use a 4.00 percent assumed interest rate and a 5.00 percent assumed interest rate, respectively.

At each reporting period, the assumptions must be evaluated based on current experience, and the reserves must be adjusted accordingly. To the extent additional reserves are established due to mortality risk experience, AGL makes payments to the Separate Account. If there are excess reserves remaining at the time annuity payments cease, the assets supporting those reserves are transferred from the Separate Account to the General Account. Transfers between the General Account and the Separate Account, if any, are disclosed as adjustments to net assets allocated to contracts in payout period in the Statements of Operations and Changes in Net Assets. Annuity benefit payments are recorded as payments for contract benefits or terminations in the Statements of Operations and Changes in Net Assets.

Accumulation Unit: This is the basic valuation unit used to calculate the contract owner’s interest. Such units are valued daily to reflect investment performance and the prorated daily deduction for expense charges.

Income Taxes: The operations of the Separate Account are included in the federal income tax return of AGL, which is taxed as a life insurance company under the provision of the Internal Revenue Code (the Code). Under the current provisions of the Code, AGL does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. As a result, no charge is currently made to the Separate Account for federal income taxes. The Separate Account is not treated as a regulated investment company under the Code. AGL will periodically review changes in the tax law. AGL retains the right to charge for any federal income tax incurred which is applicable to the Separate Account if the law is changed.

3.	Fair Value Measurements

Assets recorded at fair value in the Separate Account’s Statement of Assets and Liabilities are measured and classified in accordance with a fair value hierarchy consisting of three “levels” based on the observability of valuation inputs:

•

Level 1— Fair value measurements based on quoted prices (unadjusted) in active markets that the Separate Account has the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. The Separate Account does not adjust the quoted price for such instruments.

•

Level 2— Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals.

•

Level 3— Fair value measurements based on valuation techniques that use significant inputs that are unobservable. Both observable and unobservable inputs may be used to determine the fair value positions in Level 3. The circumstances for these measurements include those in which there is little, if any, market activity for the asset or liability. Therefore, the Separate Account makes certain assumptions about the inputs a hypothetical market participant would use to value that asset or liability.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Separate Account assets measured at fair value as of December 31, 2023 consist of investments in registered mutual funds that generally trade daily and are measured at fair value using quoted prices in active markets for identical assets, which are classified as Level 1 throughout the year. As such, no transfers between fair value hierarchy levels occurred during the year. See the Schedule of Portfolio Investments for the table presenting information about assets measured at fair value on a recurring basis at December 31, 2023, and respective hierarchy levels.

4.	Expenses

Expense charges are applied against the current value of the Separate Account and are paid to AGL as follows:

Separate Account Annual Charges: Deductions for the mortality and expense risk charges and distribution charges are calculated daily, at an annual rate, on the actual prior day’s net asset value of the underlying Funds comprising the sub-accounts attributable to the contract owners and are paid to AGL. The mortality risk charge represents compensation to AGL for the mortality risks assumed under the contract, which is the obligation to provide payments during the payout period for the life of the contract and to provide the standard death benefit. The expense risk charge represents compensation to AGL for assuming the risk that the current contract administration charges will be insufficient to cover the cost of administering the contract in the future. The distribution expense charge covers all expenses associated with the distribution of the contract. These charges are included on the mortality and expense risk and administrative charges line in the Statements of Operations and Changes in Net Assets.

The exact rate depends on the particular product issued and the death benefits elected for each product. Expense charges for each product are as follows:

Products	Separate Account Annual Charges*
American Pathway II	1.30% or 1.40%
Anchor Advisor	1.52% or 1.77%
ICAP II	1.40%
Polaris	1.52%
Polaris Advantage	1.65%, 1.90% or 2.30%
Polaris Advantage II	1.30%, 1.55%, 1.90% or 2.15%
Polaris Advisor	1.52%, 1.72% or 1.97%
Polaris Advisor III	1.65%, 1.90% or 2.30%
Polaris Advisory	0.40%, 0.55% or 0.80%
Polaris Advisory Income	0.40%, 0.55% or 0.80%
PolarisAmerica	1.52% or 1.77%
Polaris Choice	1.52%, 1.72% or 1.97%
Polaris Choice II	1.52%, 1.72% or 1.97%
Polaris Choice III	1.52%, 1.77%, 2.02% or 2.17%
Polaris Choice IV	1.65%, 1.90% or 2.30%
Polaris II	1.52% or 1.77%
Polaris II Platinum Series	1.52% or 1.77%
Polaris Platinum	1.52% or 1.77%
Polaris Platinum II	1.52%, 1.77% or 2.02%
Polaris Platinum III	1.15%, 1.30%, 1.55%, 1.70% or 1.95%
Polaris Preferred Solution	1.00%, 1.15%, 1.40%, 1.55% or 1.80%
Polaris Protector	1.52% or 1.77%
Polaris Retirement Protector	1.30%, 1.55% or 1.80%
Polaris Select Investor	1.10%, 1.35%, 1.40% or 1.70%
Vista Capital Advantage	1.40%
WM Diversified Strategies	1.40%, 1.55% or 1.80%
WM Diversified Strategies III	1.55%, 1.70% or 1.95%

*	The distribution charge is deducted at an annual rate of 0.15 percent of the net asset value of each portfolio and is included in the respective separate account annual charge rate.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Contract Maintenance Charge: During the accumulation phase, an annual contract maintenance charge is assessed by AGL on the contract anniversary. In the event of a full surrender, a contract maintenance charge is assessed at the date of surrender and deducted from the withdrawal proceeds. The contract maintenance charge represents a reimbursement of administrative expenses incurred by AGL related to the establishment and maintenance of the record keeping function for the sub-accounts. These charges are included as part of the contract maintenance charges line in the Statements of Operations and Changes in Net Assets.

The contract maintenance charge ranges from $30 to $50 for certain contracts. For ICAP II, the contract maintenance charge of $30 is assessed on the contract anniversary, if the contract was issued on or after September 1, 1987. The contract maintenance charge of $30 is assessed on December 31 each year, if the contract was issued prior to September 1, 1987.

Withdrawal Charge: A withdrawal charge is applicable to certain contract withdrawals pursuant to the contract and is payable to AGL. The withdrawal charges are included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.

Withdrawal charges may be assessed for withdrawals in excess of the free withdrawal amount as defined in the contracts. Withdrawal amounts in excess of the free withdrawal amount are assessed withdrawal charges based on tables of charges applicable to specific contracts.

The maximum withdrawal charge of 9 percent is assessed on amount withdrawn in excess of free withdrawals. The Vista product has a maximum withdrawal charge of 6 percent and the ICAP II has a maximum withdrawal charge of 5 percent. There are no withdrawal charges under the Polaris Advisor, Polaris Advisor III, Polaris Advisory and Polaris Advisory Income contracts.

Transfer Fee: A transfer fee may be assessed on each transfer of funds in excess of the maximum transactions allowed within a contract year depending on the contract provision. The transfer fee is included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.

A transfer fee of $25 ($10 in Pennsylvania and Texas) is assessed on each transfer in excess of the maximum transactions allowed for the product.

Premium Tax Charge: Certain states charge taxes on purchase payments up to a maximum of 3.50 percent. Some states assess premium taxes at the time of purchase payments, while some other states assess premium taxes when annuity payments begin or upon surrender. There are certain states that do not assess premium taxes. If the law of the state requires premium taxes to be paid when purchase payments are made, AGL will deduct the tax from such payments prior to depositing the payments into the Separate Account. Otherwise, such tax will be deducted from the account value when annuity payments begin. Premium taxes are included as part of the payments received from contract owners line in the Statements of Operations and Changes in Net Assets.

Annuity Charge: For ICAP II, there may be an annuity charge in the event that the contract is switched to the payout phase. Option 1 for payouts provides a life income with installments guaranteed, Option 2 provides a joint and survivor life payout, and Option 3 provides income for a specified period. No annuity charge is assessed if Option 1 or Option 2 is elected. If Option 3 is elected, an annuity charge equal to the withdrawal charge if the contract were surrendered may apply. No annuity charge will be assessed if Option 3 is elected by a beneficiary under the death benefit. The annuity charge is included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.

Capital Protector Fee: This optional feature provides a guaranteed minimum contract value at the end of an applicable waiting period. The annual fee is calculated as a percentage of the contract value minus purchase payments received after the 90th day from the date of contract issuance and deducted quarterly from the contract value during the waiting period. This optional feature is included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.

The annual fee for the Capital Protector Program ranges from 0.10 percent to 0.65 percent. This optional feature is offered under Polaris Advantage, Polaris Choice II, Polaris Choice III, Polaris Platinum II, Polaris Preferred Solution, Polaris Protector, WM Diversified Strategies and WM Diversified Strategies III contracts.

Income Protector Fee: The optional Income Protector Program provides a guaranteed fixed minimum retirement income upon annuitization. The fee is calculated as a percentage of the income benefit base, as defined in the prospectus, and is deducted annually from the contract value. The income benefit base is calculated using the contract value on the effective date of the enrollment in the program and then each subsequent contract anniversary, adjusted for the applicable growth rates, purchase payments, proportional withdrawals, fees, and charges. The income protector fee is included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.

The annual fee for the Capital Protector Program ranges from 0.10 percent to 0.45 percent. This optional feature is offered under Polaris America, Polaris Choice, Polaris Choice II, Polaris II, Polaris Platinum, Polaris Platinum II, Polaris Protector, WM Diversified Strategies, and WM Diversified Strategies III contracts.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MarketLock, Marketlock for Two, MarketLock for Life Plus, MarketLock Income Plus and MarketLock for Life: These optional features provide a guaranteed withdrawal stream by locking in market gains during an applicable evaluation period.

•	MarketLock, MarketLock for Two and Income Rewards

The annual fee is calculated as a percentage of the maximum anniversary value benefit base and deducted quarterly from the contract value. The maximum anniversary value benefit base is calculated as the greater of eligible purchase payments received during the first two years, adjusted for withdrawals, or the maximum anniversary date contract value occurring in the first ten contract years, adjusted for withdrawals. The annual fee is included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.

•	MarketLock for Life, MarketLock for Life Plus and MarketLock Income Plus

The annual fee is calculated as a percentage of the income base and deducted quarterly from the contract value. The income base is calculated as the greater of purchase payments made in the first contract year and purchase payments made in contract years 2-5, capped at 100 percent of purchase payments made in the first year plus a bonus, if eligible, or the highest anniversary date contract value less purchase payments made in years 2-5 greater than the purchase payments received in the first year.

The annual fee is included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.

Income Rewards: This optional feature provides a guaranteed withdrawal stream during an applicable period of time.

The annual fee is calculated as a percentage of the benefit base and deducted quarterly from the contract value. The benefit base is equal to purchase payments received during the first 90 days, adjusted for withdrawals, before the benefit availability date (the availability date is up to the first 10 contract years, based on election). After the benefit availability date, the benefit base is increased by up to 50 percent of premiums received during the first 90 days, adjusted for withdrawals. The annual fee is included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.

The annual fees for the optional features discussed above are as follows (Note: if Extension of the evaluation period is elected, an additional 0.10 percent – 0.25 percent is added to the Annual Fee):

Optional Features	Products Offered	Annual Fees

MarketLock	Polaris Advantage	0.50% to 0.65%
Polaris Choice II
Polaris Choice III
Polaris Platinum II
Polaris Preferred Solution
WM Diversified Strategies
WM Diversified Strategies III
MarketLock for Two	Polaris Choice II	0.40% prior to the first withdrawal
	Polaris Choice III	0.80% after the first withdrawal
Polaris Platinum II
Polaris Preferred Solution
WM Diversified Strategies
WM Diversified Strategies III
Income Rewards	Polaris Choice II	0.65% in years zero to seven
	Polaris Choice III	0.45% in years eight to ten
Polaris Platinum II
Polaris Preferred Solution
Polaris Protector
WM Diversified Strategies
WM Diversified Strategies III
MarketLock for Life	Polaris Advantage	0.70% for one covered person
	Polaris Choice III	0.95% for two covered persons
Polaris Choice IV
Polaris Platinum II
Polaris Platinum III
Polaris Preferred Solution

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Optional Features	Products Offered	Annual Fees
MarketLock for Life Plus	Polaris Advantage	0.65% to 0.95% for one covered person
	Polaris Choice III	0.90% to 1.25% for two covered persons
Polaris Platinum II
Polaris Preferred Solution

MarketLock Income Plus	Polaris Advantage	0.85% to 1.10% for one covered person
	Polaris Advisor III	1.10% to 1.35% for two covered persons
Polaris Choice III
Polaris Platinum II
Polaris Platinum III
Polaris Preferred Solution

Polaris Income Plus, Polaris Income Builder, Polaris Income Plus Daily, Polaris Income Plus Flex, Polaris Income Plus Daily Flex, and Polaris Income Max Fee: These optional features provide a guaranteed withdrawal stream by locking in market gains during an applicable evaluation period. The annual fee is calculated as a percentage of the maximum anniversary value benefit base and deducted quarterly from the contract value. The maximum anniversary value benefit base is calculated as the greater of eligible purchase payments received during the applicable time period, adjusted for withdrawals plus a credit, if eligible, or the maximum anniversary date contract value. The fee may change after the first year based on an index of market volatility. The annual fee included as part of the payments for contract benefits or terminations line of the Statements of Operations and Changes in Net Assets.

The annual fees for the optional features discussed above are as follows:

Optional Features	Products Offered	Annual Fees
Polaris Income Plus	Polaris Advantage	0.60% to 2.20% for one covered person
	Polaris Advantage II	0.60% to 2.70% for two covered persons
Polaris Advisory
Polaris Choice III
Polaris Choice IV
Polaris Platinum III
Polaris Preferred Solution
Polaris Retirement Protector
Polaris Income Builder	Polaris Advantage	0.60% to 2.20% for one covered person
	Polaris Advantage II	0.60% to 2.70% for two covered persons
Polaris Choice III
Polaris Choice IV
Polaris Platinum III
Polaris Preferred Solution
Polaris Income Plus Daily	Polaris Advisory	0.60% to 2.50% for one covered person
	Polaris Platinum III	0.60% to 2.50% for two covered persons
Polaris Preferred Solution
Polaris Income Plus Flex	Polaris Advisory	0.60% to 2.50% for one covered person
	Polaris Platinum III	0.60% to 2.50% for two covered persons
Polaris Preferred Solution
Polaris Income Plus Daily Flex	Polaris Advisory	0.60% to 2.50% for one covered person
	Polaris Platinum III	0.60% to 2.50% for two covered persons
Polaris Preferred Solution
Polaris Income Max	Polaris Advisory	0.60% to 2.50% for one covered person
	Polaris Platinum III	0.60% to 2.50% for two covered persons
Polaris Preferred Solution

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5.	Purchases and Sales of Investments

For the year ended December 31, 2023, the aggregate cost of purchases and proceeds from the sales of investments were:

Sub-accounts	Cost of Purchases	Proceeds from Sales
American Funds IS American High-Income Trust Class 3	$734,441	$1,269,496
American Funds IS Asset Allocation Fund Class 2	3,268,295	6,243,685
American Funds IS Asset Allocation Fund Class 3	2,176,923	2,528,240
American Funds IS Capital Income Builder Class 4	291,540	208,895
American Funds IS Global Growth Fund Class 2	13,526,126	20,561,966
American Funds IS Growth Fund Class 2	21,335,784	45,065,767
American Funds IS Growth Fund Class 3	15,570,237	23,836,674
American Funds IS Growth-Income Fund Class 2	17,880,900	33,341,474
American Funds IS Growth-Income Fund Class 3	9,002,797	14,085,176
American Funds IS International Fund Class 3	418,894	1,551,950
American Funds IS U.S. Government Securities Fund Class 3	404,073	966,821
American Funds IS Ultra-Short Bond Fund Class 3	516,586	579,148
BlackRock 60/40 Target Allocation ETF V.I. Fund Class III	8,633	14,227
BlackRock Global Allocation V.I. Fund Class III	28,247	95,045
Columbia VP Dividend Opportunity Fund Class 1	113,162	178,065
Columbia VP Emerging Markets Bond Fund Class 2	4,113	801
Columbia VP Income Opportunities Fund Class 1	544,297	1,230,816
Columbia VP Large Cap Growth Fund Class 1	373,969	4,330,730
Columbia VP Limited Duration Credit Fund Class 2	61,906	53,368
Columbia VP Overseas Core Fund Class 2	60,909	134,711
Columbia VP Select Mid Cap Growth Opportunity Fund Class 1	7,759	33,097
Columbia VP Small Company Growth Fund Class 1	230	265,611
CTIVP® Principal Blue Chip Growth Fund Class 1	119,066	695,699
Delaware Ivy VIP Asset Strategy Class II	4,909	100,939
FTVIP Franklin Allocation VIP Fund Class 1	836	387
FTVIP Franklin Allocation VIP Fund Class 2	3,095,787	6,015,530
FTVIP Franklin Income VIP Fund Class 1	220,755	1,268,626
FTVIP Franklin Income VIP Fund Class 2	33,886,414	20,675,615
FTVIP Franklin Strategic Income VIP Fund Class 2	82,299	35,290
Goldman Sachs VIT Government Money Market Fund Institutional Shares	1,619,896	2,274,068
Goldman Sachs VIT Government Money Market Fund Service Shares	146,270,117	159,522,369
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Advisor Shares	31,125	149,044
Goldman Sachs VIT Trend Driven Allocation Fund Service Shares	3,876	770
Invesco V.I. American Franchise Fund Series I	1,479	22,206
Invesco V.I. American Franchise Fund Series II	19,690,100	17,716,126
Invesco V.I. Balanced-Risk Allocation Fund Series II	14,363	99,053
Invesco V.I. Comstock Fund Series I	568,283	21,100
Invesco V.I. Comstock Fund Series II	67,518,448	47,114,640
Invesco V.I. Growth and Income Fund Series I	145,293	250,811
Invesco V.I. Growth and Income Fund Series II	61,040,569	46,967,087
Lord Abbett Bond Debenture Portfolio Class VC	168,220	151,211
Lord Abbett Fundamental Equity Portfolio Class VC	4,226	60,143
Lord Abbett Growth and Income Portfolio Class VC	11,140,873	21,979,291
Lord Abbett Mid Cap Stock Portfolio Class VC	576,492	1,498,444
Lord Abbett Short Duration Income Portfolio Class VC	283,811	131,447
Morgan Stanley VIF Global Infrastructure Portfolio Class II	198,426	95,266
Neuberger Berman AMT US Equity Index PutWrite Strategy Portfolio Class S	3,297	156,299
PIMCO All Asset Portfolio Advisor Class	362	6,511
PIMCO Dynamic Bond Portfolio Advisor Class	44,901	266,632
PIMCO Emerging Markets Bond Portfolio Advisor Class	1,390,150	332,060
PIMCO Total Return Portfolio Advisor Class	53,464,450	9,053,191
PIMCO Total Return Portfolio Institutional Class	276,793	256,778
PVC Core Plus Bond Account Class 1	126,825	514,586
PVC Diversified International Account Class 1	21,113	145,955
PVC Equity Income Account Class 1	620,500	1,355,887
PVC Equity Income Account Class 2	454,728	619,801
PVC Government & High Quality Bond Account Class 1	35,934	347,654
PVC Large Cap Growth Account I Class 1	76,591	154,755
PVC MidCap Account Class 1	35,883	272,516
PVC MidCap Account Class 2	13,346	50,507
PVC Principal Capital Appreciation Account Class 1	751,320	1,063,782

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Sub-accounts	Cost of Purchases	Proceeds from Sales
PVC Principal Capital Appreciation Account Class 2	$121,612	$346,525
PVC Real Estate Securities Account Class 1	21,445	76,622
PVC Real Estate Securities Account Class 2	18,086	29,906
PVC SAM Balanced Portfolio Class 1	1,464,989	4,092,435
PVC SAM Balanced Portfolio Class 2	1,220,503	1,822,147
PVC SAM Conservative Balanced Portfolio Class 1	70,813	210,939
PVC SAM Conservative Balanced Portfolio Class 2	80,088	408,965
PVC SAM Conservative Growth Portfolio Class 1	773,065	2,427,200
PVC SAM Conservative Growth Portfolio Class 2	854,061	1,203,446
PVC SAM Flexible Income Portfolio Class 1	84,062	641,825
PVC SAM Flexible Income Portfolio Class 2	84,360	635,620
PVC SAM Strategic Growth Portfolio Class 1	682,498	589,428
PVC SAM Strategic Growth Portfolio Class 2	248,037	515,916
PVC Short-Term Income Account Class 1	38,673	405,532
PVC SmallCap Account Class 1	2,939	106,204
PVC SmallCap Account Class 2	1,300	85,645
SST SA Allocation Balanced Portfolio Class 1	3,274	35,110
SST SA Allocation Balanced Portfolio Class 3	20,508,028	22,026,410
SST SA Allocation Growth Portfolio Class 1	1,915,518	5,273,392
SST SA Allocation Growth Portfolio Class 3	45,321,273	22,363,902
SST SA Allocation Moderate Growth Portfolio Class 1	42,718	13,682
SST SA Allocation Moderate Growth Portfolio Class 3	29,741,750	25,083,233
SST SA Allocation Moderate Portfolio Class 1	20,464	7,582
SST SA Allocation Moderate Portfolio Class 3	23,019,326	23,461,024
SST SA American Century Inflation Protection Portfolio Class 1	30,730	22,263
SST SA American Century Inflation Protection Portfolio Class 3	45,274,234	49,487,280
SST SA Columbia Focused Value Portfolio Class 3	3,382	60,877
SST SA Multi-Managed Diversified Fixed Income Portfolio Class 3	13,369	3,351
SST SA Multi-Managed International Equity Portfolio Class 3	10,952	65,384
SST SA Multi-Managed Large Cap Growth Portfolio Class 3	2,177	42,908
SST SA Multi-Managed Large Cap Value Portfolio Class 3	30,045	18,214
SST SA Multi-Managed Mid Cap Growth Portfolio Class 3	1,117	36,756
SST SA Multi-Managed Mid Cap Value Portfolio Class 3	37,346	23,154
SST SA Multi-Managed Small Cap Portfolio Class 3	9,568	40,090
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 1	156,032	12,979
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3	5,237,705	11,434,689
SST SA T. Rowe Price Growth Stock Portfolio Class 3	23,777	137,857
SAST SA AB Growth Portfolio Class 1	30,621,758	47,812,091
SAST SA AB Growth Portfolio Class 2	4,064,408	7,244,122
SAST SA AB Growth Portfolio Class 3	67,502,713	83,289,612
SAST SA AB Small & Mid Cap Value Portfolio Class 1	289,802	49,365
SAST SA AB Small & Mid Cap Value Portfolio Class 2	962,803	1,001,375
SAST SA AB Small & Mid Cap Value Portfolio Class 3	48,692,767	47,169,661
SAST SA American Funds Asset Allocation Portfolio Class 1	1,207,454	735,740
SAST SA American Funds Asset Allocation Portfolio Class 3	241,658,892	122,097,907
SAST SA American Funds Global Growth Portfolio Class 1	399,348	86,838
SAST SA American Funds Global Growth Portfolio Class 3	59,626,684	56,624,919
SAST SA American Funds Growth Portfolio Class 1	4,672,801	2,900,516
SAST SA American Funds Growth Portfolio Class 3	152,883,629	107,704,782
SAST SA American Funds Growth-Income Portfolio Class 1	763,927	132,608
SAST SA American Funds Growth-Income Portfolio Class 3	67,038,641	47,120,006
SAST SA American Funds VCP Managed Allocation Portfolio Class 1	160,728	372,733
SAST SA American Funds VCP Managed Allocation Portfolio Class 3	120,412,463	213,197,808
SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 1	154,071	6,966
SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 3	7,664,057	3,692,881
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 1	15,171	350,724
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3	24,890,901	75,995,414
SAST SA DFA Ultra Short Bond Portfolio Class 1	8,165,273	11,311,642
SAST SA DFA Ultra Short Bond Portfolio Class 2	1,088,616	2,281,069
SAST SA DFA Ultra Short Bond Portfolio Class 3	33,486,688	47,776,083
SAST SA Emerging Markets Equity Index Portfolio Class 1	91,499	11,873
SAST SA Emerging Markets Equity Index Portfolio Class 3	4,070,058	2,128,650
SAST SA Federated Hermes Corporate Bond Portfolio Class 1	2,045,000	6,038,959
SAST SA Federated Hermes Corporate Bond Portfolio Class 2	823,662	1,862,624
SAST SA Federated Hermes Corporate Bond Portfolio Class 3	130,703,282	63,557,410

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Sub-accounts	Cost of Purchases	Proceeds from Sales
SAST SA Fidelity Institutional AM® International Growth Portfolio Class 1	$122,819	$34,040
SAST SA Fidelity Institutional AM® International Growth Portfolio Class 3	3,584,301	1,914,041
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1	1,174,650	1,864,647
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 2	311,909	490,600
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	17,603,942	23,181,914
SAST SA Fixed Income Index Portfolio Class 1	4,864	915
SAST SA Fixed Income Index Portfolio Class 3	18,032,289	8,198,087
SAST SA Fixed Income Intermediate Index Portfolio Class 1	19,392	270
SAST SA Fixed Income Intermediate Index Portfolio Class 3	12,486,135	7,269,551
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 1	34,681,802	32,132,002
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 2	5,755,275	5,261,474
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 3	64,091,633	49,070,560
SAST SA Franklin Small Company Value Portfolio Class 1	45,830	5,861
SAST SA Franklin Small Company Value Portfolio Class 3	19,870,096	18,435,011
SAST SA Franklin Systematic U.S. Large Cap Core Portfolio Class 1	143,774	3,537
SAST SA Franklin Systematic U.S. Large Cap Core Portfolio Class 3	6,014,751	1,062,402
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 1	1,569,653	4,616,125
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 2	168,929	812,982
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 3	21,764,756	22,652,473
SAST SA Franklin Tactical Opportunities Portfolio Class 1	73,074	2,369
SAST SA Franklin Tactical Opportunities Portfolio Class 3	8,481,800	5,194,648
SAST SA Global Index Allocation 60/40 Portfolio Class 1	3,241	42,748
SAST SA Global Index Allocation 60/40 Portfolio Class 3	10,979,760	6,807,990
SAST SA Global Index Allocation 75/25 Portfolio Class 1	262,568	6,312
SAST SA Global Index Allocation 75/25 Portfolio Class 3	11,977,133	5,253,507
SAST SA Global Index Allocation 90/10 Portfolio Class 1	274,040	92,827
SAST SA Global Index Allocation 90/10 Portfolio Class 3	35,282,498	17,351,900
SAST SA Goldman Sachs Global Bond Portfolio Class 1	579,487	1,799,373
SAST SA Goldman Sachs Global Bond Portfolio Class 2	157,997	363,736
SAST SA Goldman Sachs Global Bond Portfolio Class 3	19,053,995	23,094,531
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 1	94	702
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	3,546,391	3,049,114
SAST SA Index Allocation 60/40 Portfolio Class 1	19,720	2,874
SAST SA Index Allocation 60/40 Portfolio Class 3	25,506,057	19,966,698
SAST SA Index Allocation 80/20 Portfolio Class 1	1,056,233	96,806
SAST SA Index Allocation 80/20 Portfolio Class 3	40,513,342	29,721,331
SAST SA Index Allocation 90/10 Portfolio Class 1	5,276,505	5,692,357
SAST SA Index Allocation 90/10 Portfolio Class 3	99,063,446	73,832,464
SAST SA International Index Portfolio Class 1	152,555	141,014
SAST SA International Index Portfolio Class 3	7,289,347	5,745,647
SAST SA Invesco Growth Opportunities Portfolio Class 1	510,273	974,425
SAST SA Invesco Growth Opportunities Portfolio Class 2	82,828	227,861
SAST SA Invesco Growth Opportunities Portfolio Class 3	9,755,998	13,960,184
SAST SA Janus Focused Growth Portfolio Class 1	1,061,486	1,719,642
SAST SA Janus Focused Growth Portfolio Class 2	31,797	1,096,509
SAST SA Janus Focused Growth Portfolio Class 3	10,548,794	27,360,213
SAST SA JPMorgan Diversified Balanced Portfolio Class 1	2,920,134	15,223,836
SAST SA JPMorgan Diversified Balanced Portfolio Class 2	884,692	2,586,935
SAST SA JPMorgan Diversified Balanced Portfolio Class 3	14,474,755	25,608,218
SAST SA JPMorgan Emerging Markets Portfolio Class 1	943,631	1,556,004
SAST SA JPMorgan Emerging Markets Portfolio Class 2	176,365	312,796
SAST SA JPMorgan Emerging Markets Portfolio Class 3	11,318,148	11,808,888
SAST SA JPMorgan Equity-Income Portfolio Class 1	13,577,482	14,952,263
SAST SA JPMorgan Equity-Income Portfolio Class 2	1,291,127	1,524,775
SAST SA JPMorgan Equity-Income Portfolio Class 3	63,224,958	23,867,002
SAST SA JPMorgan Global Equities Portfolio Class 1	1,914,319	3,792,131
SAST SA JPMorgan Global Equities Portfolio Class 2	208,816	545,181
SAST SA JPMorgan Global Equities Portfolio Class 3	5,267,586	6,292,626
SAST SA JPMorgan Large Cap Core Portfolio Class 1	1,373,010	3,235,738
SAST SA JPMorgan Large Cap Core Portfolio Class 2	409,770	604,466
SAST SA JPMorgan Large Cap Core Portfolio Class 3	8,823,186	12,101,191
SAST SA JPMorgan MFS Core Bond Portfolio Class 1	2,603,988	4,908,386
SAST SA JPMorgan MFS Core Bond Portfolio Class 2	823,750	580,452
SAST SA JPMorgan MFS Core Bond Portfolio Class 3	86,233,151	61,015,285
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1	1,104,389	6,334,965

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Sub-accounts	Cost of Purchases	Proceeds from Sales
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 2	$87,598	$2,283,589
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3	20,723,055	28,402,218
SAST SA Large Cap Growth Index Portfolio Class 1	275,696	128,239
SAST SA Large Cap Growth Index Portfolio Class 3	9,482,342	5,386,373
SAST SA Large Cap Index Portfolio Class 1	239,138	27,575
SAST SA Large Cap Index Portfolio Class 3	21,761,802	10,157,921
SAST SA Large Cap Value Index Portfolio Class 1	80,094	243,569
SAST SA Large Cap Value Index Portfolio Class 3	13,744,725	3,784,504
SAST SA MFS Blue Chip Growth Portfolio Class 1	1,218,054	1,716,070
SAST SA MFS Blue Chip Growth Portfolio Class 2	109,997	474,223
SAST SA MFS Blue Chip Growth Portfolio Class 3	18,160,231	27,746,640
SAST SA MFS Massachusetts Investors Trust Portfolio Class 1	4,361,087	6,004,015
SAST SA MFS Massachusetts Investors Trust Portfolio Class 2	605,959	1,150,422
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	23,688,206	34,415,427
SAST SA MFS Total Return Portfolio Class 1	6,362,363	10,709,034
SAST SA MFS Total Return Portfolio Class 2	1,137,710	2,331,480
SAST SA MFS Total Return Portfolio Class 3	29,528,620	25,690,021
SAST SA Mid Cap Index Portfolio Class 1	135,353	9,778
SAST SA Mid Cap Index Portfolio Class 3	13,451,979	3,560,620
SAST SA Morgan Stanley International Equities Portfolio Class 1	854,275	2,737,761
SAST SA Morgan Stanley International Equities Portfolio Class 2	244,904	1,147,595
SAST SA Morgan Stanley International Equities Portfolio Class 3	7,090,138	15,310,304
SAST SA PIMCO RAE International Value Portfolio Class 1	11,944	3,547
SAST SA PIMCO RAE International Value Portfolio Class 2	425,493	1,173,863
SAST SA PIMCO RAE International Value Portfolio Class 3	15,933,957	41,156,846
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 1	3,043	7,235
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3	50,026,326	129,145,580
SAST SA PineBridge High-Yield Bond Portfolio Class 1	6,879,981	8,339,592
SAST SA PineBridge High-Yield Bond Portfolio Class 2	408,289	825,369
SAST SA PineBridge High-Yield Bond Portfolio Class 3	12,159,261	14,985,768
SAST SA Putnam International Growth and Income Portfolio Class 1	1,486,430	2,314,873
SAST SA Putnam International Growth and Income Portfolio Class 2	176,333	614,537
SAST SA Putnam International Growth and Income Portfolio Class 3	8,743,098	12,827,841
SAST SA Schroders VCP Global Allocation Portfolio Class 1	9,099	13,158
SAST SA Schroders VCP Global Allocation Portfolio Class 3	11,083,082	57,592,308
SAST SA Small Cap Index Portfolio Class 1	126,241	12,309
SAST SA Small Cap Index Portfolio Class 3	11,092,762	5,177,429
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 1	120,648	27,286
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3	23,308,088	31,818,419
SAST SA T. Rowe Price VCP Balanced Portfolio Class 1	6,377	23,241
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3	37,811,186	143,651,792
SAST SA VCP Dynamic Allocation Portfolio Class 1	88,709	15,627
SAST SA VCP Dynamic Allocation Portfolio Class 3	408,332,255	887,128,695
SAST SA VCP Dynamic Strategy Portfolio Class 1	101,924	42,264
SAST SA VCP Dynamic Strategy Portfolio Class 3	548,124,034	682,838,760
SAST SA VCP Index Allocation Portfolio Class 1	145,066	17,178
SAST SA VCP Index Allocation Portfolio Class 3	31,071,229	48,118,998
SAST SA Wellington Capital Appreciation Portfolio Class 1	2,490,930	40,433,911
SAST SA Wellington Capital Appreciation Portfolio Class 2	363,999	6,559,355
SAST SA Wellington Capital Appreciation Portfolio Class 3	65,180,020	158,228,143
SAST SA Wellington Government and Quality Bond Portfolio Class 1	2,583,735	7,449,828
SAST SA Wellington Government and Quality Bond Portfolio Class 2	896,196	2,179,786
SAST SA Wellington Government and Quality Bond Portfolio Class 3	46,372,459	50,160,287
SAST SA Wellington Strategic Multi-Asset Portfolio Class 1	450,060	2,075,930
SAST SA Wellington Strategic Multi-Asset Portfolio Class 3	11,678,712	10,587,701
VALIC Company I International Equities Index Fund	153,565	230,222
VALIC Company I International Socially Responsible Fund	32,917	24,313
VALIC Company I Mid Cap Index Fund	603,363	441,993
VALIC Company I Nasdaq-100 Index Fund	456,663	956,277
VALIC Company I Small Cap Index Fund	701,423	320,431
VALIC Company I Stock Index Fund	933,009	1,502,988

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6.	Financial Highlights

The summary of unit values and units outstanding for sub-accounts, investment income ratios, total return and expense ratios, excluding expenses of the underlying mutual funds, for each of the five years in the period ended December 31, 2023, follows:

	December 31, 2023				For the Year Ended December 31, 2023
		Unit Value ($)(a)(f)		Net	Investment Income	Expense Ratio (%)(d)(f)		Total Return (%)(e)(f)

Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
American Funds IS American High-Income Trust Class 3	63,998	126.98	130.34	8,336,018	6.62	1.30	1.40	10.98	11.09
American Funds IS Asset Allocation Fund Class 2	1,220,075	36.19	38.16	46,348,594	2.16	1.52	1.77	12.27	12.55
American Funds IS Asset Allocation Fund Class 3	253,623	115.28	118.33	29,982,685	2.21	1.30	1.40	12.79	12.90
American Funds IS Capital Income Builder Class 4	202,339	12.41	13.54	2,731,185	2.60	1.10	1.70	6.93	7.57
American Funds IS Global Growth Fund Class 2	2,141,469	61.79	68.01	144,415,664	0.89	1.52	1.97	20.22	20.76
American Funds IS Growth Fund Class 2	3,212,095	82.89	91.20	290,362,877	0.36	1.52	1.97	35.79	36.40
American Funds IS Growth Fund Class 3	273,391	842.11	864.44	236,114,254	0.42	1.30	1.40	36.65	36.78
American Funds IS Growth-Income Fund Class 2	3,966,706	53.03	58.38	229,502,280	1.34	1.52	1.97	23.69	24.24
American Funds IS Growth-Income Fund Class 3	317,922	435.08	446.61	141,817,300	1.39	1.30	1.40	24.47	24.60
American Funds IS International Fund Class 3	221,421	72.81	74.74	16,519,604	1.37	1.30	1.40	14.39	14.50
American Funds IS U.S. Government Securities Fund Class 3	147,743	38.92	39.96	5,897,074	3.52	1.30	1.40	1.57	1.67
American Funds IS Ultra-Short Bond Fund Class 3	214,810	19.36	19.87	4,267,706	4.59	1.30	1.40	3.29	3.40
BlackRock 60/40 Target Allocation ETF V.I. Fund Class III	25,635	13.90	15.35	383,529	1.88	1.10	1.70	13.38	14.06
BlackRock Global Allocation V.I. Fund Class III	43,476	12.61	13.85	589,977	2.38	1.10	1.70	10.60	11.26
Columbia VP Dividend Opportunity Fund Class 1	56,483	25.70	27.22	1,527,234	0.00	1.52	1.77	3.25	3.51
Columbia VP Emerging Markets Bond Fund Class 2	7,209		10.61	76,520	5.14		1.10		8.82
Columbia VP Income Opportunities Fund Class 1	199,985	26.18	29.74	5,800,141	5.06	1.52	2.17	9.17	9.88
Columbia VP Large Cap Growth Fund Class 1	798,903	25.79	26.80	21,246,132	0.00	1.52	2.02	40.31	41.01
Columbia VP Limited Duration Credit Fund Class 2	22,129	9.97	10.49	230,079	2.42	1.10	1.70	4.87	5.50
Columbia VP Overseas Core Fund Class 2	87,847	13.29	13.54	1,188,110	1.69	1.52	1.77	13.31	13.59
Columbia VP Select Mid Cap Growth Opportunity Fund Class 1	10,036	29.21	33.15	328,775	0.00	1.52	1.77	23.05	23.36
Columbia VP Small Company Growth Fund Class 1	8,254	38.14	40.41	330,340	0.00	1.52	1.77	24.42	24.73
CTIVP® Principal Blue Chip Growth Fund Class 1	68,455	24.77	25.25	1,724,732	0.00	1.52	1.77	37.10	37.44
Delaware Ivy VIP Asset Strategy Class II	14,461	12.30	13.39	191,066	1.71	1.10	1.70	12.02	12.69
FTVIP Franklin Allocation VIP Fund Class 1	1,223		12.88	15,746	1.67		0.55		14.14
FTVIP Franklin Allocation VIP Fund Class 2	1,835,668	14.93	15.82	31,291,752	1.45	1.00	2.30	12.01	13.47
FTVIP Franklin Income VIP Fund Class 1	79,498	13.10	13.40	1,056,491	6.24	0.40	0.80	8.01	8.44
FTVIP Franklin Income VIP Fund Class 2	7,106,425	15.42	16.17	132,777,279	5.10	1.00	2.30	6.16	7.55
FTVIP Franklin Strategic Income VIP Fund Class 2	98,437	10.01	10.43	1,007,898	4.46	1.10	1.40	6.68	7.00
Goldman Sachs VIT Government Money Market Fund Institutional Shares	994,600	10.10	10.91	10,187,808	5.09	0.40	1.52	3.47	4.63
Goldman Sachs VIT Government Money Market Fund Service Shares	31,537,575	9.28	10.25	315,699,258	4.69	1.00	2.30	2.41	3.75
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Advisor Shares	28,601	9.62	10.08	286,612	5.16	1.10	1.40	6.04	6.36
Goldman Sachs VIT Trend Driven Allocation Fund Service Shares	1,436	11.52	12.40	17,542	1.50	1.10	1.35	14.03	14.31
Invesco V.I. American Franchise Fund Series I	3,167	18.64	19.07	59,874	0.00	0.40	0.80	39.81	40.37
Invesco V.I. American Franchise Fund Series II	2,841,853	32.74	37.31	122,814,939	0.00	1.00	2.30	37.41	39.20
Invesco V.I. Balanced-Risk Allocation Fund Series II	46,534	11.29	12.64	579,123	0.00	1.10	1.70	4.61	5.24
Invesco V.I. Comstock Fund Series I	53,052	15.85	16.21	854,543	2.47	0.40	0.80	11.47	11.91
Invesco V.I. Comstock Fund Series II	10,052,256	23.61	25.01	314,962,675	1.54	1.00	2.30	9.55	10.98
Invesco V.I. Growth and Income Fund Series I	72,040	14.58	14.91	1,064,759	1.43	0.40	0.80	11.77	12.21
Invesco V.I. Growth and Income Fund Series II	10,656,086	21.86	23.14	329,818,454	1.27	1.00	2.30	9.86	11.29
Lord Abbett Bond Debenture Portfolio Class VC	69,744	11.95	12.27	847,107	5.06	1.10	1.40	5.07	5.39
Lord Abbett Fundamental Equity Portfolio Class VC	2,937		17.20	50,519	0.39		1.10		13.38
Lord Abbett Growth and Income Portfolio Class VC	5,340,667	15.37	20.09	140,711,539	0.91	0.40	2.30	10.62	12.74
Lord Abbett Mid Cap Stock Portfolio Class VC	357,769	28.78	30.38	10,836,343	0.45	1.52	1.77	13.40	13.68
Lord Abbett Short Duration Income Portfolio Class VC	177,628	9.96	10.54	1,866,383	4.64	1.10	1.70	3.28	3.90
Morgan Stanley VIF Global Infrastructure Portfolio Class II	56,164	11.58	12.91	718,761	2.35	1.10	1.70	2.52	3.13
Neuberger Berman AMT US Equity Index PutWrite Strategy Portfolio Class S	26,299	12.41	12.70	331,856	0.00	1.10	1.40	13.41	13.75
PIMCO All Asset Portfolio Advisor Class	833	12.64	12.84	10,532	2.71	1.10	1.35	6.57	6.84
PIMCO Dynamic Bond Portfolio Advisor Class	49,567	10.38	10.93	538,447	3.73	1.10	1.70	5.19	5.83
PIMCO Emerging Markets Bond Portfolio Advisor Class	414,251	9.34	9.56	3,936,703	5.52	1.00	1.55	9.30	9.90
PIMCO Total Return Portfolio Advisor Class	23,657,972	8.86	9.33	217,666,112	3.44	1.00	1.95	3.79	4.78
PIMCO Total Return Portfolio Institutional Class	125,452	9.40	9.67	1,198,544	3.86	0.40	0.80	5.25	5.67
PVC Core Plus Bond Account Class 1	290,275	9.37	9.61	2,778,868	2.68	1.40	1.95	3.31	3.88
PVC Diversified International Account Class 1	61,235	8.92	10.46	615,068	1.20	1.40	1.95	15.19	15.82
PVC Equity Income Account Class 1	316,399	26.95	29.48	9,219,700	1.99	1.40	1.80	9.24	9.67
PVC Equity Income Account Class 2	211,419	24.63	26.05	5,578,629	1.85	1.52	1.95	8.79	9.26
PVC Government & High Quality Bond Account Class 1	140,725	6.80	8.04	1,080,712	2.27	1.40	1.95	2.62	3.19
PVC Large Cap Growth Account I Class 1	75,565	16.16	16.58	1,245,468	0.00	1.40	1.95	37.64	38.40
PVC MidCap Account Class 1	33,542	43.00	47.00	1,558,244	0.00	1.40	1.80	23.84	24.33
PVC MidCap Account Class 2	13,174	39.24	42.87	558,315	0.00	1.55	1.95	23.32	23.81
PVC Principal Capital Appreciation Account Class 1	222,863	45.85	50.15	11,090,675	0.81	1.40	1.80	22.92	23.41
PVC Principal Capital Appreciation Account Class 2	40,035	41.81	45.68	1,825,928	0.61	1.55	1.95	22.44	22.93
PVC Real Estate Securities Account Class 1	7,675	43.87	45.94	351,296	1.81	1.40	1.55	11.59	11.76
PVC Real Estate Securities Account Class 2	4,615	41.25	42.99	196,993	1.62	1.55	1.70	11.11	11.27
PVC SAM Balanced Portfolio Class 1	922,421	20.27	22.18	19,932,514	2.25	1.40	1.80	13.94	14.39
PVC SAM Balanced Portfolio Class 2	907,522	18.60	20.46	18,222,782	2.18	1.52	1.95	13.43	13.91

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2023				For the Year Ended December 31, 2023
		Unit Value ($)(a)(f)		Net	Investment Income	Expense Ratio (%)(d)(f)		Total Return (%)(e)(f)

Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
PVC SAM Conservative Balanced Portfolio Class 1	155,350	12.63	13.81	2,084,668	2.74	1.40	1.80	9.98	10.42
PVC SAM Conservative Balanced Portfolio Class 2	114,573	11.61	17.79	1,459,352	2.59	1.52	1.95	9.65	10.12
PVC SAM Conservative Growth Portfolio Class 1	411,179	23.85	26.07	10,401,056	1.83	1.40	1.80	17.25	17.72
PVC SAM Conservative Growth Portfolio Class 2	476,930	21.82	23.95	11,226,758	1.53	1.52	1.95	16.76	17.26
PVC SAM Flexible Income Portfolio Class 1	142,304	13.10	14.35	1,987,633	3.69	1.40	1.80	7.42	7.85
PVC SAM Flexible Income Portfolio Class 2	193,060	12.06	16.29	2,547,659	2.94	1.52	1.95	7.11	7.57
PVC SAM Strategic Growth Portfolio Class 1	105,572	27.97	30.55	3,148,320	1.43	1.40	1.80	19.70	20.17
PVC SAM Strategic Growth Portfolio Class 2	161,180	25.61	28.19	4,440,550	1.24	1.52	1.95	19.24	19.75
PVC Short-Term Income Account Class 1	97,373	6.86	8.03	745,516	1.48	1.40	1.95	3.57	4.14
PVC SmallCap Account Class 1	18,099	18.38	20.08	352,200	0.30	1.40	1.80	13.47	13.93
PVC SmallCap Account Class 2	11,838	16.85	18.35	215,744	0.04	1.55	1.95	13.17	13.62
SST SA Allocation Balanced Portfolio Class 1	2,733		13.56	37,066	1.71		0.40		11.27
SST SA Allocation Balanced Portfolio Class 3	8,245,293	12.49	15.74	149,389,773	2.19	1.00	2.30	8.89	10.31
SST SA Allocation Growth Portfolio Class 1	66,382	16.43	16.89	1,114,384	0.95	0.40	0.80	16.40	16.86
SST SA Allocation Growth Portfolio Class 3	11,558,651	15.37	21.60	277,270,186	2.17	1.00	2.02	14.85	16.03
SST SA Allocation Moderate Growth Portfolio Class 1	21,889	15.48	15.64	341,693	2.62	0.40	0.55	14.78	14.95
SST SA Allocation Moderate Growth Portfolio Class 3	10,761,615	14.28	18.22	224,799,270	2.32	1.00	2.30	12.44	13.90
SST SA Allocation Moderate Portfolio Class 1	13,864	14.68	14.83	205,411	2.56	0.40	0.55	13.31	13.48
SST SA Allocation Moderate Portfolio Class 3	8,743,232	13.59	17.37	174,326,977	2.27	1.00	2.30	11.12	12.57
SST SA American Century Inflation Protection Portfolio Class 1	15,758	10.54	10.84	168,881	4.80	0.40	0.80	2.71	3.12
SST SA American Century Inflation Protection Portfolio Class 3	24,442,955	9.88	10.16	276,216,043	4.55	1.00	2.30	0.94	2.26
SST SA Columbia Focused Value Portfolio Class 3	1,112	18.51	20.13	22,090	0.50	1.10	1.35	3.93	4.19
SST SA Multi-Managed Diversified Fixed Income Portfolio Class 3	16,635	9.34	10.09	164,907	2.11	1.10	1.70	4.24	4.86
SST SA Multi-Managed International Equity Portfolio Class 3	21,206	13.09	13.26	279,330	2.26	1.10	1.40	14.23	14.58
SST SA Multi-Managed Large Cap Growth Portfolio Class 3	29,352	20.79	24.34	649,113	0.00	1.10	1.70	34.71	35.52
SST SA Multi-Managed Large Cap Value Portfolio Class 3	9,883	17.15	18.18	174,033	1.87	1.10	1.40	10.95	11.28
SST SA Multi-Managed Mid Cap Growth Portfolio Class 3	10,834	20.27	22.05	229,003	0.00	1.10	1.40	19.36	19.72
SST SA Multi-Managed Mid Cap Value Portfolio Class 3	17,127	15.59	17.86	297,291	0.95	1.10	1.70	12.03	12.70
SST SA Multi-Managed Small Cap Portfolio Class 3	10,630	15.34	17.09	171,611	0.24	1.10	1.40	10.74	11.07
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 1	29,450	16.73	16.90	493,406	2.13	0.40	0.55	20.36	20.54
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3	5,925,561	16.19	16.84	97,922,305	1.54	1.00	1.55	18.77	19.42
SST SA T. Rowe Price Growth Stock Portfolio Class 3	15,301	23.20	24.83	376,248	0.00	1.10	1.40	43.11	43.54
SAST SA AB Growth Portfolio Class 1	6,110,345	22.02	43.85	419,761,554	0.00	0.40	1.77	32.67	34.49
SAST SA AB Growth Portfolio Class 2	296,508	148.35	168.80	47,971,711	0.00	1.40	1.97	32.23	32.98
SAST SA AB Growth Portfolio Class 3	6,928,846	42.47	45.95	502,271,517	0.00	1.00	2.30	31.66	33.37
SAST SA AB Small & Mid Cap Value Portfolio Class 1	66,509	13.72	14.04	926,997	1.01	0.40	0.80	15.92	16.38
SAST SA AB Small & Mid Cap Value Portfolio Class 2	175,737	46.57	51.29	8,955,866	0.71	1.52	1.97	14.46	14.98
SAST SA AB Small & Mid Cap Value Portfolio Class 3	8,793,441	20.99	26.69	321,324,116	0.65	1.00	2.30	13.96	15.45
SAST SA American Funds Asset Allocation Portfolio Class 1	495,837	15.82	16.27	8,007,409	2.64	0.40	0.80	13.37	13.82
SAST SA American Funds Asset Allocation Portfolio Class 3	65,536,344	19.27	20.80	1,597,031,887	2.47	1.00	2.30	11.32	12.77
SAST SA American Funds Global Growth Portfolio Class 1	85,757	16.06	16.43	1,398,121	1.02	0.40	0.80	21.55	22.04
SAST SA American Funds Global Growth Portfolio Class 3	10,773,270	25.03	28.55	349,246,435	0.70	1.00	2.30	19.59	21.15
SAST SA American Funds Growth Portfolio Class 1	203,370	21.33	21.82	4,403,486	1.50	0.40	0.80	37.25	37.80
SAST SA American Funds Growth Portfolio Class 3	17,606,749	38.03	40.31	821,411,071	1.42	1.00	2.30	34.87	36.63
SAST SA American Funds Growth-Income Portfolio Class 1	139,349	17.03	17.42	2,406,761	2.72	0.40	0.80	25.10	25.60
SAST SA American Funds Growth-Income Portfolio Class 3	11,841,065	28.30	28.82	392,742,058	2.24	1.00	2.30	23.00	24.60
SAST SA American Funds VCP Managed Allocation Portfolio Class 1	55,418	14.76	14.92	820,820	1.54	0.40	0.55	15.28	15.46
SAST SA American Funds VCP Managed Allocation Portfolio Class 3	93,060,082	13.66	15.67	1,624,260,974	1.77	1.00	2.30	12.96	14.43
SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 1	18,618	11.29	11.44	212,225	3.33	0.40	0.80	12.54	12.99
SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 3	4,273,756	10.93	11.13	47,144,259	2.02	1.00	1.55	11.36	11.97
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 1	32,761	12.12	12.46	404,560	0.68	0.40	0.80	11.54	11.98
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3	48,598,406	11.39	11.58	589,121,744	0.69	1.00	1.90	9.94	10.93
SAST SA DFA Ultra Short Bond Portfolio Class 1	1,694,059	10.44	10.93	19,433,316	1.13	0.40	1.77	2.80	4.22
SAST SA DFA Ultra Short Bond Portfolio Class 2	600,262	10.17	11.19	6,694,198	0.97	1.52	1.97	2.38	2.84
SAST SA DFA Ultra Short Bond Portfolio Class 3	19,553,013	7.28	9.33	175,593,096	0.91	1.00	2.30	2.02	3.35
SAST SA Emerging Markets Equity Index Portfolio Class 1	19,138	9.60	9.82	187,115	3.11	0.40	0.80	8.12	8.56
SAST SA Emerging Markets Equity Index Portfolio Class 3	1,726,218	9.07	9.36	15,910,282	2.49	1.00	1.55	7.08	7.67
SAST SA Federated Hermes Corporate Bond Portfolio Class 1	1,107,661	11.67	30.56	34,662,124	3.42	0.40	1.77	6.17	7.63
SAST SA Federated Hermes Corporate Bond Portfolio Class 2	337,414	28.41	31.32	10,500,786	3.27	1.52	1.97	5.75	6.23
SAST SA Federated Hermes Corporate Bond Portfolio Class 3	37,887,867	11.92	15.65	751,233,046	3.41	1.00	2.30	5.31	6.68
SAST SA Fidelity Institutional AM® International Growth Portfolio Class 1	27,107	13.88	14.14	380,363	0.41	0.40	0.80	26.41	26.91
SAST SA Fidelity Institutional AM® International Growth Portfolio Class 3	917,982	13.26	13.60	12,321,355	0.20	1.00	1.55	25.14	25.83
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1	306,540	14.14	43.78	14,032,537	2.12	0.40	1.77	12.02	13.56
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 2	69,497	40.75	44.88	3,072,833	1.97	1.52	1.97	11.70	12.20
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	5,746,926	13.85	15.83	125,962,367	1.94	1.00	2.30	11.28	12.73
SAST SA Fixed Income Index Portfolio Class 1	4,948	10.18	10.44	51,337	2.34	0.40	0.80	4.96	5.38
SAST SA Fixed Income Index Portfolio Class 3	7,473,105	9.41	9.90	72,694,238	2.22	1.00	1.80	3.61	4.44
SAST SA Fixed Income Intermediate Index Portfolio Class 1	3,107	10.47	10.57	32,753	2.45	0.40	0.55	4.42	4.58
SAST SA Fixed Income Intermediate Index Portfolio Class 3	3,695,414	9.54	10.02	36,403,641	1.62	1.00	1.80	2.94	3.76
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 1	2,733,465	15.54	32.31	265,072,079	2.34	0.40	1.77	5.50	6.95
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 2	397,410	86.93	98.76	37,818,286	2.18	1.40	1.97	5.20	5.80
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 3	7,381,202	23.23	23.43	316,403,982	2.09	1.00	2.30	4.74	6.11
SAST SA Franklin Small Company Value Portfolio Class 1	9,544	14.29	14.62	138,512	0.55	0.40	0.80	12.11	12.56

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2023				For the Year Ended December 31, 2023
		Unit Value ($)(a)(f)		Net	Investment Income	Expense Ratio (%)(d)(f)		Total Return (%)(e)(f)

Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
SAST SA Franklin Small Company Value Portfolio Class 3	5,509,773	20.50	22.56	136,486,621	0.24	1.00	2.30	10.14	11.57
SAST SA Franklin Systematic U.S. Large Cap Core Portfolio Class 1	12,824	15.33	15.59	198,513	2.13	0.40	0.80	20.54	21.03
SAST SA Franklin Systematic U.S. Large Cap Core Portfolio Class 3	832,948	14.68	14.94	12,375,121	1.52	1.15	1.55	19.35	19.82
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 1	430,222	16.87	44.33	19,709,969	1.62	0.40	1.77	6.48	7.94
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 2	103,023	41.35	45.49	4,644,023	1.52	1.52	1.97	6.11	6.58
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 3	4,089,865	25.79	33.46	161,415,122	1.49	1.00	2.30	5.60	6.98
SAST SA Franklin Tactical Opportunities Portfolio Class 1	10,958	13.71	14.05	153,306	2.16	0.40	0.80	14.89	15.35
SAST SA Franklin Tactical Opportunities Portfolio Class 3	5,893,626	12.88	13.33	77,132,468	1.47	1.00	1.55	13.80	14.43
SAST SA Global Index Allocation 60/40 Portfolio Class 1	3,902	12.79	13.08	51,039	1.24	0.40	0.80	12.91	13.36
SAST SA Global Index Allocation 60/40 Portfolio Class 3	5,290,117	12.08	12.47	64,944,519	1.55	1.00	1.55	11.81	12.42
SAST SA Global Index Allocation 75/25 Portfolio Class 1	28,062	13.27	13.46	377,710	2.55	0.55	0.80	14.96	15.24
SAST SA Global Index Allocation 75/25 Portfolio Class 3	5,546,654	12.54	12.94	70,683,314	1.52	1.00	1.55	13.85	14.47
SAST SA Global Index Allocation 90/10 Portfolio Class 1	299,438	13.75	14.07	4,195,883	1.94	0.40	0.80	17.22	17.69
SAST SA Global Index Allocation 90/10 Portfolio Class 3	19,656,138	12.99	13.40	259,482,336	1.75	1.00	1.55	16.04	16.68
SAST SA Goldman Sachs Global Bond Portfolio Class 1	626,090	9.41	11.75	11,542,525	0.00	0.40	1.77	2.45	3.86
SAST SA Goldman Sachs Global Bond Portfolio Class 2	157,718	16.65	18.31	2,858,895	0.00	1.52	1.97	2.08	2.54
SAST SA Goldman Sachs Global Bond Portfolio Class 3	15,494,944	8.43	9.01	176,306,380	0.00	1.00	2.30	1.69	3.02
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 1	458		13.83	6,332	1.10		0.40		16.43
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	2,332,830	12.68	13.12	30,061,501	0.93	1.00	1.55	14.80	15.43
SAST SA Index Allocation 60/40 Portfolio Class 1	22,781		15.56	354,489	1.67		0.55		14.76
SAST SA Index Allocation 60/40 Portfolio Class 3	12,615,426	14.27	14.82	183,591,502	1.45	1.00	1.55	13.29	13.91
SAST SA Index Allocation 80/20 Portfolio Class 1	181,403	17.03	17.50	3,149,099	2.05	0.40	0.80	17.81	18.29
SAST SA Index Allocation 80/20 Portfolio Class 3	21,618,306	15.89	16.50	350,102,870	1.54	1.00	1.55	16.56	17.20
SAST SA Index Allocation 90/10 Portfolio Class 1	454,734	17.84	18.33	8,251,963	1.71	0.40	0.80	19.45	19.92
SAST SA Index Allocation 90/10 Portfolio Class 3	57,852,389	16.65	17.30	982,436,804	1.59	1.00	1.55	18.26	18.91
SAST SA International Index Portfolio Class 1	102,965	11.84	12.12	1,237,364	2.48	0.40	0.80	16.50	16.97
SAST SA International Index Portfolio Class 3	2,072,485	11.49	11.96	24,369,241	2.38	1.00	1.65	15.24	15.99
SAST SA Invesco Growth Opportunities Portfolio Class 1	421,152	14.01	14.98	6,657,277	0.00	0.40	1.77	10.53	12.05
SAST SA Invesco Growth Opportunities Portfolio Class 2	161,014	13.93	15.38	2,454,184	0.00	1.52	1.97	10.24	10.73
SAST SA Invesco Growth Opportunities Portfolio Class 3	5,230,483	21.06	25.77	118,232,347	0.00	1.00	2.30	9.87	11.30
SAST SA Janus Focused Growth Portfolio Class 1	337,663	20.43	42.51	14,807,099	0.00	0.40	1.77	36.90	38.78
SAST SA Janus Focused Growth Portfolio Class 2	181,922	41.23	43.53	7,854,945	0.00	1.52	1.77	36.76	37.10
SAST SA Janus Focused Growth Portfolio Class 3	3,233,934	31.02	34.78	130,910,041	0.00	1.00	2.30	35.84	37.61
SAST SA JPMorgan Diversified Balanced Portfolio Class 1	2,814,825	14.87	18.83	98,522,341	1.52	0.40	1.77	13.42	14.98
SAST SA JPMorgan Diversified Balanced Portfolio Class 2	537,953	31.04	34.18	18,185,013	1.40	1.52	1.97	13.00	13.51
SAST SA JPMorgan Diversified Balanced Portfolio Class 3	8,249,063	17.64	19.28	196,446,780	1.35	1.00	2.30	12.50	13.97
SAST SA JPMorgan Emerging Markets Portfolio Class 1	615,948	9.37	18.36	11,602,797	3.90	0.40	1.77	8.36	9.85
SAST SA JPMorgan Emerging Markets Portfolio Class 2	119,896	17.07	18.81	2,234,311	3.72	1.52	1.97	8.00	8.49
SAST SA JPMorgan Emerging Markets Portfolio Class 3	6,680,639	10.10	10.13	90,078,263	3.69	1.00	2.30	7.64	9.05
SAST SA JPMorgan Equity-Income Portfolio Class 1	1,241,867	16.21	26.67	104,992,283	2.35	0.40	1.77	2.85	4.27
SAST SA JPMorgan Equity-Income Portfolio Class 2	109,139	77.91	86.00	9,289,921	2.19	1.52	1.97	2.49	2.95
SAST SA JPMorgan Equity-Income Portfolio Class 3	6,938,287	24.39	25.25	220,254,028	2.33	1.00	2.30	2.03	3.36
SAST SA JPMorgan Global Equities Portfolio Class 1	715,079	14.64	44.18	32,552,168	1.48	0.40	1.77	21.67	23.34
SAST SA JPMorgan Global Equities Portfolio Class 2	56,459	41.22	46.60	2,552,760	1.36	1.40	1.97	21.21	21.90
SAST SA JPMorgan Global Equities Portfolio Class 3	1,716,217	18.20	20.02	40,499,262	1.26	1.00	2.30	20.67	22.24
SAST SA JPMorgan Large Cap Core Portfolio Class 1	377,370	18.13	59.01	23,269,416	0.76	0.40	1.77	25.25	26.97
SAST SA JPMorgan Large Cap Core Portfolio Class 2	54,772	54.81	60.48	3,289,821	0.63	1.52	1.97	24.72	25.28
SAST SA JPMorgan Large Cap Core Portfolio Class 3	1,885,445	26.87	27.77	69,049,123	0.52	1.00	2.30	24.25	25.87
SAST SA JPMorgan MFS Core Bond Portfolio Class 1	1,016,735	10.92	27.56	28,697,011	2.87	0.40	1.77	4.68	6.12
SAST SA JPMorgan MFS Core Bond Portfolio Class 2	198,541	26.64	28.17	5,561,415	2.81	1.52	1.77	4.52	4.78
SAST SA JPMorgan MFS Core Bond Portfolio Class 3	37,226,627	10.24	12.06	574,432,497	2.71	1.00	2.30	4.05	5.41
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1	1,384,620	18.77	25.49	60,467,720	0.00	0.40	1.77	21.17	22.84
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 2	340,019	39.73	45.09	14,730,970	0.00	1.40	1.97	20.79	21.48
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3	6,818,290	30.66	38.69	303,046,413	0.00	1.00	2.30	20.26	21.82
SAST SA Large Cap Growth Index Portfolio Class 1	47,702	19.20	19.64	928,374	0.55	0.40	0.80	28.30	28.82
SAST SA Large Cap Growth Index Portfolio Class 3	2,290,126	18.00	18.72	42,231,707	0.33	1.00	1.70	26.88	27.77
SAST SA Large Cap Index Portfolio Class 1	182,048	19.46	19.95	3,577,521	1.43	0.40	0.80	24.94	25.44
SAST SA Large Cap Index Portfolio Class 3	4,826,590	18.28	18.92	89,600,035	1.26	1.00	1.55	23.69	24.37
SAST SA Large Cap Value Index Portfolio Class 1	32,176	17.13	17.52	559,249	1.29	0.40	0.80	20.90	21.39
SAST SA Large Cap Value Index Portfolio Class 3	3,084,833	16.17	16.69	50,705,716	1.48	1.00	1.55	19.62	20.28
SAST SA MFS Blue Chip Growth Portfolio Class 1	386,939	20.30	23.12	9,464,669	0.53	0.40	1.77	38.61	40.52
SAST SA MFS Blue Chip Growth Portfolio Class 2	129,769	22.46	23.75	3,049,258	0.39	1.52	1.77	38.48	38.83
SAST SA MFS Blue Chip Growth Portfolio Class 3	3,725,036	33.97	34.70	132,058,477	0.30	1.00	2.30	37.66	39.45
SAST SA MFS Massachusetts Investors Trust Portfolio Class 1	518,732	17.63	34.23	40,336,696	0.85	0.40	1.77	16.97	18.58
SAST SA MFS Massachusetts Investors Trust Portfolio Class 2	82,819	69.64	76.50	6,275,121	0.67	1.52	1.97	16.55	17.07
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	4,359,568	26.90	30.65	184,841,602	0.59	1.00	2.30	16.05	17.56
SAST SA MFS Total Return Portfolio Class 1	1,482,801	15.18	25.52	82,542,643	1.88	0.40	1.77	8.38	9.87
SAST SA MFS Total Return Portfolio Class 2	315,854	50.86	56.04	17,477,090	1.72	1.52	1.97	7.95	8.43
SAST SA MFS Total Return Portfolio Class 3	7,445,612	17.56	18.62	203,792,880	1.70	1.00	2.30	7.56	8.96
SAST SA Mid Cap Index Portfolio Class 1	41,332	15.13	15.48	634,394	1.28	0.40	0.80	15.08	15.53
SAST SA Mid Cap Index Portfolio Class 3	4,229,567	14.31	15.18	63,109,847	1.09	1.00	1.95	13.50	14.57
SAST SA Morgan Stanley International Equities Portfolio Class 1	1,100,652	11.83	17.11	19,891,773	1.53	0.40	1.77	14.52	16.10
SAST SA Morgan Stanley International Equities Portfolio Class 2	341,619	15.95	17.55	5,929,755	1.41	1.52	1.97	14.30	14.81

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2023				For the Year Ended December 31, 2023
		Unit Value ($)(a)(f)		Net	Investment Income	Expense Ratio (%)(d)(f)		Total Return (%)(e)(f)

Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
SAST SA Morgan Stanley International Equities Portfolio Class 3	5,902,488	11.53	12.88	89,621,006	1.29	1.00	2.30	13.72	15.20
SAST SA PIMCO RAE International Value Portfolio Class 1	11,695	10.41	10.49	122,721	4.47	0.40	0.55	16.99	17.17
SAST SA PIMCO RAE International Value Portfolio Class 2	374,917	18.76	20.93	7,799,966	4.18	1.52	1.97	15.12	15.64
SAST SA PIMCO RAE International Value Portfolio Class 3	16,568,321	10.25	11.68	244,245,523	3.97	1.00	2.30	14.66	16.15
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 1	3,724	13.07	13.30	49,517	4.46	0.55	0.80	11.09	11.37
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3	58,091,203	12.25	13.48	829,333,488	4.00	1.00	1.90	9.69	10.67
SAST SA PineBridge High-Yield Bond Portfolio Class 1	626,374	13.06	37.63	24,813,513	6.22	0.40	1.77	14.13	15.70
SAST SA PineBridge High-Yield Bond Portfolio Class 2	143,212	34.93	38.55	5,486,423	6.21	1.52	1.97	13.93	14.44
SAST SA PineBridge High-Yield Bond Portfolio Class 3	3,359,118	14.78	16.54	77,925,307	6.08	1.00	2.30	13.11	14.59
SAST SA Putnam International Growth and Income Portfolio Class 1	917,417	12.85	14.86	19,803,622	2.57	0.40	1.77	17.39	19.00
SAST SA Putnam International Growth and Income Portfolio Class 2	224,733	19.35	21.25	4,739,973	2.35	1.52	1.97	16.94	17.46
SAST SA Putnam International Growth and Income Portfolio Class 3	4,672,464	14.47	18.35	80,469,830	2.27	1.00	2.17	16.63	17.99
SAST SA Schroders VCP Global Allocation Portfolio Class 1	20,527	12.54	12.67	258,457	1.55	0.40	0.55	14.94	15.11
SAST SA Schroders VCP Global Allocation Portfolio Class 3	31,072,348	11.64	12.23	397,346,252	1.24	1.00	1.90	13.09	14.11
SAST SA Small Cap Index Portfolio Class 1	44,371	13.14	13.44	591,746	1.01	0.40	0.80	15.34	15.80
SAST SA Small Cap Index Portfolio Class 3	4,073,865	12.29	13.04	52,233,727	0.80	1.00	1.95	13.73	14.81
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 1	34,626	15.66	15.81	543,699	1.25	0.40	0.55	18.70	18.88
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3	29,296,217	14.14	15.00	432,086,938	0.90	1.00	1.95	16.82	17.93
SAST SA T. Rowe Price VCP Balanced Portfolio Class 1	16,757	14.83	14.99	248,799	1.89	0.40	0.55	15.97	16.14
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3	77,778,988	13.59	14.34	1,167,348,192	1.62	1.00	1.90	14.10	15.13
SAST SA VCP Dynamic Allocation Portfolio Class 1	34,591	14.71	15.12	518,327	2.62	0.40	0.80	12.94	13.40
SAST SA VCP Dynamic Allocation Portfolio Class 3	350,538,996	13.71	15.78	5,992,757,449	2.12	1.00	2.02	11.23	12.37
SAST SA VCP Dynamic Strategy Portfolio Class 1	48,915	14.61	14.76	718,731	2.80	0.40	0.55	11.63	11.80
SAST SA VCP Dynamic Strategy Portfolio Class 3	280,422,971	13.47	15.45	4,659,394,020	2.40	1.00	2.02	9.85	10.97
SAST SA VCP Index Allocation Portfolio Class 1	38,173	13.76	13.89	527,346	1.40	0.40	0.55	15.55	15.72
SAST SA VCP Index Allocation Portfolio Class 3	31,593,517	12.73	13.18	409,278,449	1.37	1.00	1.55	14.11	14.74
SAST SA Wellington Capital Appreciation Portfolio Class 1	1,478,574	18.60	58.69	343,827,507	0.00	0.40	1.77	37.25	39.14
SAST SA Wellington Capital Appreciation Portfolio Class 2	203,486	204.12	228.01	44,988,069	0.00	1.40	1.97	36.72	37.49
SAST SA Wellington Capital Appreciation Portfolio Class 3	15,178,584	35.03	48.44	994,324,274	0.00	1.00	2.30	36.14	37.91
SAST SA Wellington Government and Quality Bond Portfolio Class 1	1,855,657	10.29	13.03	40,621,827	2.09	0.40	1.77	3.23	4.65
SAST SA Wellington Government and Quality Bond Portfolio Class 2	706,319	17.75	19.58	13,710,448	1.93	1.52	1.97	2.88	3.35
SAST SA Wellington Government and Quality Bond Portfolio Class 3	26,548,262	9.72	9.95	360,543,290	1.91	1.00	2.30	2.40	3.74
SAST SA Wellington Strategic Multi-Asset Portfolio Class 1	142,506	14.66	83.11	11,059,022	1.49	0.40	1.40	13.52	14.66
SAST SA Wellington Strategic Multi-Asset Portfolio Class 3	8,449,441	13.22	14.16	117,161,305	1.33	1.00	1.95	12.63	13.70
VALIC Company I International Equities Index Fund	327,565	13.32	13.46	4,401,231	2.47	1.10	1.40	15.63	15.97
VALIC Company I International Socially Responsible Fund	62,994	15.91	16.81	1,054,525	1.68	1.10	1.40	16.71	17.06
VALIC Company I Mid Cap Index Fund	193,283	18.88	20.61	3,916,509	1.16	1.10	1.40	14.33	14.68
VALIC Company I Nasdaq-100 Index Fund	99,316	33.33	39.20	3,743,837	0.31	1.10	1.70	51.90	52.81
VALIC Company I Small Cap Index Fund	162,433	15.17	18.41	2,897,663	1.39	1.10	1.70	14.40	15.09
VALIC Company I Stock Index Fund	482,523	22.22	25.20	12,066,957	1.25	1.10	1.70	23.69	24.43

	December 31, 2022				For the Year Ended December 31, 2022
		Unit Value ($)(a)(f)		Net	Investment Income	Expense Ratio (%)(d)(f)		Total Return (%)(e)(f)

Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
American Funds IS American High-Income Trust Class 3	72,169	114.42	117.33	8,462,224	7.38	1.30	1.40	-10.51	-10.42
American Funds IS Asset Allocation Fund Class 2	1,363,175	32.24	33.91	46,035,976	1.75	1.52	1.77	-14.92	-14.71
American Funds IS Asset Allocation Fund Class 3	269,354	102.21	104.81	28,206,780	1.81	1.30	1.40	-14.58	-14.49
American Funds IS Capital Income Builder Class 4	199,285	11.60	12.59	2,500,979	2.48	1.10	1.70	-8.93	-8.39
American Funds IS Global Growth Fund Class 2	2,415,476	51.40	56.32	134,947,415	0.58	1.52	1.97	-26.21	-25.87
American Funds IS Growth Fund Class 2	3,660,475	61.04	66.86	242,695,335	0.28	1.52	1.97	-31.30	-30.99
American Funds IS Growth Fund Class 3	297,600	616.28	631.98	187,911,811	0.34	1.30	1.40	-30.86	-30.79
American Funds IS Growth-Income Fund Class 2	4,482,042	42.87	46.99	208,775,356	1.17	1.52	1.97	-18.12	-17.75
American Funds IS Growth-Income Fund Class 3	348,371	349.54	358.44	124,724,884	1.22	1.30	1.40	-17.59	-17.51
American Funds IS International Fund Class 3	237,462	63.65	65.27	15,475,218	1.63	1.30	1.40	-21.87	-21.79
American Funds IS U.S. Government Securities Fund Class 3	165,744	38.32	39.30	6,507,952	3.61	1.30	1.40	-12.14	-12.05
American Funds IS Ultra-Short Bond Fund Class 3	225,290	18.74	19.22	4,328,939	0.58	1.30	1.40	-0.21	-0.11
BlackRock 60/40 Target Allocation ETF V.I. Fund Class III	26,273	12.26	13.46	344,503	1.78	1.10	1.70	-16.47	-15.96
BlackRock Global Allocation V.I. Fund Class III	49,036	11.40	12.45	599,651	0.00	1.10	1.70	-17.49	-16.99
Columbia VP Dividend Opportunity Fund Class 1	58,177	24.89	26.30	1,520,603	0.00	1.52	1.77	-2.84	-2.60
Columbia VP Emerging Markets Bond Fund Class 2	7,176		9.75	69,999	3.81		1.10		-17.07
Columbia VP Income Opportunities Fund Class 1	233,091	23.98	27.07	6,155,476	5.00	1.52	2.17	-11.94	-11.37
Columbia VP Large Cap Growth Fund Class 1	950,665	18.38	19.01	17,942,900	0.00	1.52	2.02	-32.75	-32.42
Columbia VP Limited Duration Credit Fund Class 2	21,604	9.51	9.94	213,146	0.55	1.10	1.70	-7.94	-7.38
Columbia VP Overseas Core Fund Class 2	93,973	11.73	11.92	1,119,169	0.72	1.52	1.77	-16.39	-16.18
Columbia VP Select Mid Cap Growth Opportunity Fund Class 1	10,725	23.74	26.88	284,840	0.00	1.52	1.77	-32.05	-31.88
Columbia VP Small Company Growth Fund Class 1	15,760	30.66	32.40	506,876	0.00	1.52	1.77	-36.89	-36.74
CTIVP® Principal Blue Chip Growth Fund Class 1	91,080	18.07	18.37	1,670,678	0.00	1.52	1.77	-29.27	-29.09
Delaware Ivy VIP Asset Strategy Class II	22,232	10.98	11.88	262,049	1.37	1.10	1.70	-16.18	-15.67
FTVIP Franklin Allocation VIP Fund Class 1	1,220		11.28	13,763	1.87		0.55		-16.14
FTVIP Franklin Allocation VIP Fund Class 2	2,052,074	13.33	13.94	30,941,304	1.55	1.00	2.30	-17.91	-16.83

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2022				For the Year Ended December 31, 2022
		Unit Value ($)(a)(f)		Net	Investment Income	Expense Ratio (%)(d)(f)		Total Return (%)(e)(f)

Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
FTVIP Franklin Income VIP Fund Class 1	179,577	12.13	12.36	2,203,613	6.10	0.40	0.80	-5.99	-5.61
FTVIP Franklin Income VIP Fund Class 2	7,113,905	14.34	15.23	123,668,043	4.85	1.00	2.30	-7.62	-6.41
FTVIP Franklin Strategic Income VIP Fund Class 2	96,920	9.30	9.75	929,141	4.23	1.10	1.70	-12.25	-11.73
Goldman Sachs VIT Government Money Market Fund Institutional Shares	1,096,181	9.76	10.43	10,841,980	1.62	0.40	1.52	0.05	1.17
Goldman Sachs VIT Government Money Market Fund Service Shares	33,970,139	9.71	9.88	328,951,511	1.53	1.00	1.97	-0.60	0.37
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Advisor Shares	42,297	9.07	9.47	399,235	3.01	1.10	1.40	-7.91	-7.63
Goldman Sachs VIT Trend Driven Allocation Fund Service Shares	1,191	10.11	10.85	12,678	0.00	1.10	1.35	-20.24	-20.05
Invesco V.I. American Franchise Fund Series I	4,427	13.33	13.58	59,808	0.00	0.40	0.80	-31.66	-31.39
Invesco V.I. American Franchise Fund Series II	2,826,014	23.52	27.15	87,831,916	0.00	1.00	2.30	-32.86	-31.98
Invesco V.I. Balanced-Risk Allocation Fund Series II	53,145	10.79	12.01	628,487	7.24	1.10	1.70	-15.96	-15.45
Invesco V.I. Comstock Fund Series I	22,084	14.22	14.49	318,660	1.87	0.40	0.80	0.32	0.72
Invesco V.I. Comstock Fund Series II	10,488,776	21.27	22.83	298,819,348	1.37	1.00	2.30	-1.44	-0.16
Invesco V.I. Growth and Income Fund Series I	90,181	13.04	13.29	1,189,080	1.68	0.40	0.80	-6.50	-6.13
Invesco V.I. Growth and Income Fund Series II	11,513,648	19.64	21.07	322,688,719	1.23	1.00	2.30	-8.13	-6.94
Lord Abbett Bond Debenture Portfolio Class VC	71,122	11.38	11.64	820,505	3.35	1.10	1.40	-14.01	-13.75
Lord Abbett Fundamental Equity Portfolio Class VC	6,324		15.17	95,951	0.88		1.10		-12.94
Lord Abbett Growth and Income Portfolio Class VC	5,863,788	13.64	18.16	138,597,357	1.21	0.40	2.30	-11.50	-9.80
Lord Abbett Mid Cap Stock Portfolio Class VC	397,752	25.37	26.72	10,599,555	0.74	1.52	1.77	-12.77	-12.55
Lord Abbett Short Duration Income Portfolio Class VC	169,006	9.64	10.14	1,708,875	2.73	1.10	1.70	-6.66	-6.10
Morgan Stanley VIF Global Infrastructure Portfolio Class II	57,073	11.29	12.52	705,825	2.54	1.10	1.70	-9.86	-9.32
Neuberger Berman AMT US Equity Index PutWrite Strategy Portfolio Class S	38,708	10.94	11.16	429,671	0.00	1.10	1.40	-12.51	-12.25
PIMCO All Asset Portfolio Advisor Class	1,355	11.86	12.02	16,151	7.72	1.10	1.35	-13.05	-12.83
PIMCO Dynamic Bond Portfolio Advisor Class	72,188	9.87	10.33	742,053	2.72	1.10	1.70	-8.03	-7.47
PIMCO Emerging Markets Bond Portfolio Advisor Class	312,243	8.54	8.70	2,711,377	4.62	1.00	1.55	-17.09	-16.64
PIMCO Total Return Portfolio Advisor Class	19,186,717	8.54	8.90	168,946,623	2.43	1.00	1.95	-16.04	-15.24
PIMCO Total Return Portfolio Institutional Class	128,899	8.93	9.15	1,165,100	2.25	0.40	0.80	-14.85	-14.51
PVC Core Plus Bond Account Class 1	335,461	9.07	9.25	3,094,671	2.75	1.40	1.95	-15.78	-15.32
PVC Diversified International Account Class 1	74,210	7.74	9.03	644,211	2.15	1.40	1.95	-21.54	-21.11
PVC Equity Income Account Class 1	360,224	24.67	26.88	9,578,221	1.80	1.40	1.80	-12.09	-11.74
PVC Equity Income Account Class 2	229,452	22.64	23.84	5,548,304	1.60	1.52	1.95	-12.44	-12.06
PVC Government & High Quality Bond Account Class 1	183,074	6.62	7.80	1,371,544	1.24	1.40	1.95	-13.51	-13.03
PVC Large Cap Growth Account I Class 1	83,706	11.74	11.98	998,034	0.00	1.40	1.95	-35.43	-35.07
PVC MidCap Account Class 1	39,531	34.72	37.80	1,477,768	0.16	1.40	1.80	-24.35	-24.05
PVC MidCap Account Class 2	14,300	31.82	34.63	489,202	0.00	1.55	1.95	-24.64	-24.34
PVC Principal Capital Appreciation Account Class 1	242,686	37.30	40.64	9,790,906	0.74	1.40	1.80	-17.91	-17.58
PVC Principal Capital Appreciation Account Class 2	48,506	34.15	37.16	1,788,868	0.57	1.55	1.95	-18.23	-17.90
PVC Real Estate Securities Account Class 1	9,305	39.31	41.11	381,385	1.18	1.40	1.55	-26.56	-26.45
PVC Real Estate Securities Account Class 2	5,101	37.13	38.64	195,906	0.98	1.55	1.70	-26.83	-26.72
PVC SAM Balanced Portfolio Class 1	1,103,936	17.79	19.39	20,807,097	2.24	1.40	1.80	-17.64	-17.31
PVC SAM Balanced Portfolio Class 2	986,927	16.40	17.96	17,418,067	1.97	1.52	1.95	-17.91	-17.55
PVC SAM Conservative Balanced Portfolio Class 1	169,285	11.49	12.50	2,063,703	2.33	1.40	1.80	-15.98	-15.64
PVC SAM Conservative Balanced Portfolio Class 2	144,710	10.59	16.15	1,672,998	2.15	1.52	1.95	-16.33	-15.97
PVC SAM Conservative Growth Portfolio Class 1	508,536	20.34	22.15	10,861,521	2.00	1.40	1.80	-19.25	-18.93
PVC SAM Conservative Growth Portfolio Class 2	518,445	18.68	20.42	10,415,098	1.81	1.52	1.95	-19.56	-19.21
PVC SAM Flexible Income Portfolio Class 1	186,944	12.20	13.30	2,435,365	2.73	1.40	1.80	-14.66	-14.31
PVC SAM Flexible Income Portfolio Class 2	240,353	11.26	15.15	2,947,040	2.55	1.52	1.95	-15.04	-14.67
PVC SAM Strategic Growth Portfolio Class 1	104,850	23.37	25.42	2,608,838	1.98	1.40	1.80	-20.23	-19.91
PVC SAM Strategic Growth Portfolio Class 2	178,445	21.48	23.54	4,103,538	1.66	1.52	1.95	-20.54	-20.20
PVC Short-Term Income Account Class 1	147,287	6.62	7.71	1,077,588	0.92	1.40	1.95	-5.31	-4.79
PVC SmallCap Account Class 1	23,521	16.20	17.62	403,440	0.05	1.40	1.80	-22.05	-21.73
PVC SmallCap Account Class 2	16,660	14.89	16.15	267,713	0.00	1.55	1.95	-22.41	-22.10
SST SA Allocation Balanced Portfolio Class 1	5,478		12.19	66,756	1.69		0.40		-15.61
SST SA Allocation Balanced Portfolio Class 3	8,868,358	11.33	14.45	146,001,778	2.60	1.00	2.30	-17.42	-16.34
SST SA Allocation Growth Portfolio Class 1	285,042	14.12	14.46	4,087,123	4.38	0.40	0.80	-17.91	-17.58
SST SA Allocation Growth Portfolio Class 3	11,667,965	13.25	18.81	241,918,979	2.32	1.00	2.02	-19.15	-18.33
SST SA Allocation Moderate Growth Portfolio Class 1	22,125	13.48	13.60	300,596	3.41	0.40	0.55	-17.06	-16.93
SST SA Allocation Moderate Growth Portfolio Class 3	11,508,673	12.53	16.21	211,697,344	2.67	1.00	2.30	-18.63	-17.57
SST SA Allocation Moderate Portfolio Class 1	14,230	12.96	13.07	185,820	3.63	0.40	0.55	-16.50	-16.38
SST SA Allocation Moderate Portfolio Class 3	9,474,845	12.07	15.63	168,532,888	2.67	1.00	2.30	-18.18	-17.11
SST SA American Century Inflation Protection Portfolio Class 1	15,698	10.26	10.51	163,557	2.40	0.40	0.80	-11.58	-11.23
SST SA American Century Inflation Protection Portfolio Class 3	25,666,793	9.78	9.93	284,534,597	2.25	1.00	2.30	-13.16	-12.03
SST SA Columbia Focused Value Portfolio Class 3	4,092	17.81	19.32	78,784	1.16	1.10	1.35	-3.33	-3.09
SST SA Multi-Managed Diversified Fixed Income Portfolio Class 3	15,798	8.96	9.62	149,299	1.87	1.10	1.70	-15.93	-15.42
SST SA Multi-Managed International Equity Portfolio Class 3	25,779	11.46	11.57	296,597	1.34	1.10	1.40	-17.73	-17.49
SST SA Multi-Managed Large Cap Growth Portfolio Class 3	30,996	15.44	17.96	508,697	0.00	1.10	1.70	-39.06	-38.70
SST SA Multi-Managed Large Cap Value Portfolio Class 3	10,628	15.45	16.34	168,630	1.69	1.10	1.40	-5.00	-4.72
SST SA Multi-Managed Mid Cap Growth Portfolio Class 3	12,528	16.98	18.42	222,349	0.00	1.10	1.40	-29.97	-29.76
SST SA Multi-Managed Mid Cap Value Portfolio Class 3	17,554	14.69	15.85	271,739	0.51	1.10	1.40	-10.27	-10.00
SST SA Multi-Managed Small Cap Portfolio Class 3	12,935	13.85	15.39	186,943	0.13	1.10	1.40	-18.01	-17.76
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 1	20,486	13.90	14.02	284,918	1.40	0.40	0.55	-17.69	-17.56
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3	6,354,744	13.63	14.10	88,161,258	1.08	1.00	1.55	-18.66	-18.21
SST SA T. Rowe Price Growth Stock Portfolio Class 3	21,683	16.21	17.30	371,510	0.00	1.10	1.40	-41.88	-41.71
SAST SA AB Growth Portfolio Class 1	6,719,484	16.37	33.06	350,092,527	0.00	0.40	1.77	-29.85	-28.89

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2022				For the Year Ended December 31, 2022
		Unit Value ($)(a)(f)		Net	Investment Income	Expense Ratio (%)(d)(f)		Total Return (%)(e)(f)

Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
SAST SA AB Growth Portfolio Class 2	337,216	112.19	126.94	41,088,996	0.00	1.40	1.97	-30.11	-29.71
SAST SA AB Growth Portfolio Class 3	7,410,398	31.85	34.90	416,671,422	0.00	1.00	2.30	-30.40	-29.49
SAST SA AB Small & Mid Cap Value Portfolio Class 1	52,915	11.84	12.06	634,606	1.19	0.40	0.80	-16.38	-16.04
SAST SA AB Small & Mid Cap Value Portfolio Class 2	191,083	40.69	44.61	8,460,448	0.85	1.52	1.97	-17.50	-17.13
SAST SA AB Small & Mid Cap Value Portfolio Class 3	9,403,424	18.18	23.42	300,963,834	0.78	1.00	2.30	-17.87	-16.80
SAST SA American Funds Asset Allocation Portfolio Class 1	525,617	13.96	14.29	7,468,299	1.98	0.40	0.80	-14.13	-13.78
SAST SA American Funds Asset Allocation Portfolio Class 3	67,864,280	17.09	18.69	1,469,885,240	1.74	1.00	2.30	-15.54	-14.44
SAST SA American Funds Global Growth Portfolio Class 1	76,394	13.21	13.46	1,022,038	0.00	0.40	0.80	-25.35	-25.05
SAST SA American Funds Global Growth Portfolio Class 3	12,090,807	20.67	23.88	324,538,833	0.00	1.00	2.30	-26.67	-25.71
SAST SA American Funds Growth Portfolio Class 1	105,996	15.54	15.83	1,668,026	0.71	0.40	0.80	-30.45	-30.18
SAST SA American Funds Growth Portfolio Class 3	18,561,258	27.84	29.89	634,852,756	0.49	1.00	2.30	-31.68	-30.78
SAST SA American Funds Growth-Income Portfolio Class 1	111,784	13.62	13.87	1,540,308	1.14	0.40	0.80	-17.15	-16.82
SAST SA American Funds Growth-Income Portfolio Class 3	12,288,102	22.71	23.43	327,509,080	0.85	1.00	2.30	-18.63	-17.57
SAST SA American Funds VCP Managed Allocation Portfolio Class 1	74,997	12.81	12.92	961,542	1.35	0.40	0.55	-17.42	-17.30
SAST SA American Funds VCP Managed Allocation Portfolio Class 3	102,519,354	11.93	13.87	1,568,854,955	0.92	1.00	2.30	-19.06	-18.01
SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 1	4,565	10.04	10.13	46,222	1.90	0.40	0.80	-16.48	-16.15
SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 3	3,922,646	9.82	9.94	38,752,738	1.96	1.00	1.55	-17.28	-16.83
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 1	62,712	10.87	11.13	692,089	0.00	0.40	0.80	-18.16	-17.84
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3	52,753,463	10.27	10.50	578,266,266	0.00	1.00	1.95	-19.30	-18.53
SAST SA DFA Ultra Short Bond Portfolio Class 1	1,960,657	10.01	10.63	21,855,545	0.00	0.40	1.77	-3.26	-1.93
SAST SA DFA Ultra Short Bond Portfolio Class 2	705,017	9.93	10.88	7,640,534	0.00	1.52	1.97	-3.57	-3.13
SAST SA DFA Ultra Short Bond Portfolio Class 3	21,058,288	7.14	9.03	183,831,101	0.00	1.00	2.30	-4.09	-2.84
SAST SA Emerging Markets Equity Index Portfolio Class 1	11,135	8.88	9.05	100,163	1.96	0.40	0.80	-20.97	-20.65
SAST SA Emerging Markets Equity Index Portfolio Class 3	1,529,077	8.47	8.69	13,125,286	1.93	1.00	1.55	-21.77	-21.34
SAST SA Federated Hermes Corporate Bond Portfolio Class 1	1,268,269	10.85	28.79	37,172,457	3.49	0.40	1.77	-15.78	-14.62
SAST SA Federated Hermes Corporate Bond Portfolio Class 2	379,420	26.87	29.49	11,100,644	3.34	1.52	1.97	-16.05	-15.67
SAST SA Federated Hermes Corporate Bond Portfolio Class 3	34,764,328	11.17	14.86	656,710,081	3.31	1.00	2.30	-16.44	-15.35
SAST SA Fidelity Institutional AM® International Growth Portfolio Class 1	19,680	10.98	11.14	217,893	0.01	0.40	0.80	-27.15	-26.85
SAST SA Fidelity Institutional AM® International Growth Portfolio Class 3	766,046	10.59	10.81	8,196,967	0.00	1.00	1.55	-27.85	-27.45
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1	342,252	12.45	39.08	13,973,782	0.87	0.40	1.77	-28.23	-27.24
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 2	78,415	36.49	40.00	3,094,012	0.68	1.52	1.97	-28.50	-28.17
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	6,355,594	12.45	14.04	124,534,724	0.64	1.00	2.30	-28.82	-27.89
SAST SA Fixed Income Index Portfolio Class 1	4,650	9.70	9.91	45,824	3.96	0.40	0.80	-13.49	-13.15
SAST SA Fixed Income Index Portfolio Class 3	6,511,499	9.09	9.48	60,802,458	1.69	1.00	1.80	-14.63	-13.95
SAST SA Fixed Income Intermediate Index Portfolio Class 1	1,267	10.03	10.11	12,734	1.44	0.40	0.55	-7.62	-7.48
SAST SA Fixed Income Intermediate Index Portfolio Class 3	3,169,435	9.26	9.66	30,166,808	1.12	1.00	1.80	-9.10	-8.37
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 1	2,969,565	14.53	30.63	275,770,611	1.65	0.40	1.77	-3.07	-1.73
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 2	435,560	82.63	93.34	39,222,189	1.50	1.40	1.97	-3.44	-2.89
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 3	7,748,271	21.90	22.37	316,980,351	1.41	1.00	2.30	-3.83	-2.58
SAST SA Franklin Small Company Value Portfolio Class 1	7,207	12.75	12.99	93,065	0.94	0.40	0.80	-11.17	-10.81
SAST SA Franklin Small Company Value Portfolio Class 3	5,807,331	18.37	20.49	129,227,938	0.40	1.00	2.30	-12.71	-11.57
SAST SA Franklin Systematic U.S. Large Cap Core Portfolio Class 1	3,993	12.72	12.88	51,235	2.48	0.40	0.80	-13.83	-13.49
SAST SA Franklin Systematic U.S. Large Cap Core Portfolio Class 3	547,025	12.30	12.46	6,789,885	1.79	1.15	1.55	-14.73	-14.39
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 1	505,498	15.63	41.64	21,476,642	1.73	0.40	1.77	-9.32	-8.07
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 2	118,192	38.97	42.68	4,998,979	1.63	1.52	1.97	-9.61	-9.21
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 3	4,133,679	24.11	31.68	152,675,006	1.58	1.00	2.30	-9.99	-8.82
SAST SA Franklin Tactical Opportunities Portfolio Class 1	5,644	11.93	12.18	68,275	1.64	0.40	0.80	-14.37	-14.02
SAST SA Franklin Tactical Opportunities Portfolio Class 3	5,634,135	11.32	11.65	64,638,935	1.04	1.00	1.55	-15.23	-14.76
SAST SA Global Index Allocation 60/40 Portfolio Class 1	7,429		11.54	85,725	0.28		0.40		-14.46
SAST SA Global Index Allocation 60/40 Portfolio Class 3	5,102,482	10.81	11.09	55,877,444	0.04	1.00	1.55	-15.66	-15.20
SAST SA Global Index Allocation 75/25 Portfolio Class 1	8,595		11.68	100,383	0.33		0.55		-15.74
SAST SA Global Index Allocation 75/25 Portfolio Class 3	5,193,674	11.02	11.30	57,975,040	0.11	1.00	1.55	-16.80	-16.34
SAST SA Global Index Allocation 90/10 Portfolio Class 1	300,454	11.73	11.95	3,579,998	1.41	0.40	0.80	-16.75	-16.42
SAST SA Global Index Allocation 90/10 Portfolio Class 3	18,987,109	11.12	11.48	215,384,933	1.24	1.00	1.70	-17.72	-17.14
SAST SA Goldman Sachs Global Bond Portfolio Class 1	680,771	9.06	11.47	12,298,874	0.00	0.40	1.77	-20.35	-19.26
SAST SA Goldman Sachs Global Bond Portfolio Class 2	166,955	16.31	17.86	2,952,649	0.00	1.52	1.97	-20.70	-20.34
SAST SA Goldman Sachs Global Bond Portfolio Class 3	15,616,106	8.18	8.86	173,623,698	0.00	1.00	2.30	-21.02	-19.99
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 1	509		11.88	6,050	0.00		0.40		-16.55
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	2,281,843	11.04	11.36	25,552,863	0.00	1.00	1.55	-17.63	-17.17
SAST SA Index Allocation 60/40 Portfolio Class 1	22,841		13.56	309,702	0.93		0.55		-15.22
SAST SA Index Allocation 60/40 Portfolio Class 3	12,778,397	12.60	13.01	163,643,018	1.28	1.00	1.55	-16.24	-15.78
SAST SA Index Allocation 80/20 Portfolio Class 1	130,945	14.45	14.80	1,925,282	1.53	0.40	0.80	-16.70	-16.36
SAST SA Index Allocation 80/20 Portfolio Class 3	22,016,091	13.63	14.08	305,021,683	1.34	1.00	1.55	-17.47	-17.01
SAST SA Index Allocation 90/10 Portfolio Class 1	523,609	14.93	15.29	7,930,353	1.80	0.40	0.80	-17.29	-16.96
SAST SA Index Allocation 90/10 Portfolio Class 3	59,262,262	14.08	14.55	848,552,672	1.35	1.00	1.55	-18.11	-17.66
SAST SA International Index Portfolio Class 1	104,015	10.17	10.36	1,069,777	2.37	0.40	0.80	-15.19	-14.85
SAST SA International Index Portfolio Class 3	1,962,422	10.02	10.31	19,940,353	2.63	1.00	1.55	-16.06	-15.60
SAST SA Invesco Growth Opportunities Portfolio Class 1	445,094	12.50	13.55	6,351,748	0.00	0.40	1.77	-36.50	-35.62
SAST SA Invesco Growth Opportunities Portfolio Class 2	169,040	12.64	13.89	2,324,188	0.00	1.52	1.97	-36.75	-36.46
SAST SA Invesco Growth Opportunities Portfolio Class 3	5,443,217	18.92	23.46	109,127,892	0.00	1.00	2.30	-37.07	-36.25
SAST SA Janus Focused Growth Portfolio Class 1	348,155	14.72	31.05	11,216,948	0.00	0.40	1.77	-34.71	-33.81
SAST SA Janus Focused Growth Portfolio Class 2	207,384	30.15	31.75	6,532,954	0.00	1.52	1.77	-34.86	-34.69
SAST SA Janus Focused Growth Portfolio Class 3	3,657,471	22.54	25.60	107,989,498	0.00	1.00	2.30	-35.21	-34.36

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2022				For the Year Ended December 31, 2022
		Unit Value ($)(a)(f)		Net	Investment Income	Expense Ratio (%)(d)(f)		Total Return (%)(e)(f)

Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
SAST SA JPMorgan Diversified Balanced Portfolio Class 1	3,189,769	12.94	16.60	98,390,143	1.05	0.40	1.77	-17.43	-16.30
SAST SA JPMorgan Diversified Balanced Portfolio Class 2	591,618	27.47	30.11	17,626,978	1.00	1.52	1.97	-17.70	-17.33
SAST SA JPMorgan Diversified Balanced Portfolio Class 3	8,721,707	15.48	17.14	183,448,512	0.90	1.00	2.30	-18.04	-16.97
SAST SA JPMorgan Emerging Markets Portfolio Class 1	661,331	8.53	16.94	11,536,400	2.51	0.40	1.77	-26.76	-25.75
SAST SA JPMorgan Emerging Markets Portfolio Class 2	130,533	15.80	17.33	2,242,419	2.37	1.52	1.97	-27.01	-26.68
SAST SA JPMorgan Emerging Markets Portfolio Class 3	6,827,097	9.27	9.41	85,468,640	2.45	1.00	2.30	-27.35	-26.40
SAST SA JPMorgan Equity-Income Portfolio Class 1	1,385,319	15.55	25.93	113,914,930	1.83	0.40	1.77	-3.56	-2.23
SAST SA JPMorgan Equity-Income Portfolio Class 2	123,353	76.01	83.53	10,205,445	1.67	1.52	1.97	-3.91	-3.48
SAST SA JPMorgan Equity-Income Portfolio Class 3	6,317,616	23.60	24.74	196,395,500	1.74	1.00	2.30	-4.30	-3.05
SAST SA JPMorgan Global Equities Portfolio Class 1	781,167	11.87	36.31	29,311,318	1.58	0.40	1.77	-17.29	-16.16
SAST SA JPMorgan Global Equities Portfolio Class 2	66,604	34.01	38.23	2,473,477	1.40	1.40	1.97	-17.55	-17.08
SAST SA JPMorgan Global Equities Portfolio Class 3	1,797,576	15.08	16.38	35,368,607	1.46	1.00	2.30	-17.93	-16.86
SAST SA JPMorgan Large Cap Core Portfolio Class 1	416,657	14.28	47.12	20,627,216	0.89	0.40	1.77	-21.59	-20.51
SAST SA JPMorgan Large Cap Core Portfolio Class 2	59,939	43.95	48.27	2,870,999	0.74	1.52	1.97	-21.83	-21.47
SAST SA JPMorgan Large Cap Core Portfolio Class 3	2,005,604	21.35	22.35	59,249,366	0.69	1.00	2.30	-22.20	-21.18
SAST SA JPMorgan MFS Core Bond Portfolio Class 1	1,127,486	10.29	26.32	30,034,248	2.28	0.40	1.77	-14.66	-13.48
SAST SA JPMorgan MFS Core Bond Portfolio Class 2	192,338	25.49	26.89	5,141,003	1.96	1.52	1.77	-14.78	-14.57
SAST SA JPMorgan MFS Core Bond Portfolio Class 3	35,807,261	9.72	11.59	530,372,133	1.95	1.00	2.30	-15.43	-14.32
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1	1,482,255	15.28	21.03	53,768,999	0.00	0.40	1.77	-28.35	-27.36
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 2	390,264	32.89	37.12	13,943,040	0.00	1.40	1.97	-28.58	-28.17
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3	6,919,378	25.17	32.17	252,762,932	0.00	1.00	2.30	-28.90	-27.98
SAST SA Large Cap Growth Index Portfolio Class 1	39,368	14.96	15.25	596,214	0.37	0.40	0.80	-30.18	-29.90
SAST SA Large Cap Growth Index Portfolio Class 3	2,068,224	14.18	14.65	29,927,128	0.26	1.00	1.70	-30.98	-30.50
SAST SA Large Cap Index Portfolio Class 1	179,155	15.58	15.90	2,813,186	0.81	0.40	0.80	-18.99	-18.66
SAST SA Large Cap Index Portfolio Class 3	4,312,283	14.78	15.21	64,557,407	1.16	1.00	1.55	-19.79	-19.35
SAST SA Large Cap Value Index Portfolio Class 1	46,022	14.17	14.43	658,550	1.95	0.40	0.80	-6.34	-5.97
SAST SA Large Cap Value Index Portfolio Class 3	2,670,271	13.52	13.87	36,590,538	1.99	1.00	1.55	-7.24	-6.73
SAST SA MFS Blue Chip Growth Portfolio Class 1	409,746	14.45	16.68	7,237,256	0.00	0.40	1.77	-31.04	-30.09
SAST SA MFS Blue Chip Growth Portfolio Class 2	147,469	16.22	17.11	2,498,175	0.00	1.52	1.77	-31.16	-30.99
SAST SA MFS Blue Chip Growth Portfolio Class 3	4,140,626	24.36	25.21	103,433,688	0.00	1.00	2.30	-31.63	-30.74
SAST SA MFS Massachusetts Investors Trust Portfolio Class 1	580,574	14.87	29.26	38,726,054	1.07	0.40	1.77	-17.79	-16.66
SAST SA MFS Massachusetts Investors Trust Portfolio Class 2	97,474	59.76	65.35	6,310,093	0.91	1.52	1.97	-18.08	-17.71
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	4,953,432	22.88	26.41	180,380,959	0.81	1.00	2.30	-18.41	-17.35
SAST SA MFS Total Return Portfolio Class 1	1,611,941	13.81	23.55	83,170,971	1.47	0.40	1.77	-11.28	-10.05
SAST SA MFS Total Return Portfolio Class 2	350,983	47.12	51.68	17,902,085	1.32	1.52	1.97	-11.56	-11.16
SAST SA MFS Total Return Portfolio Class 3	7,424,416	16.11	17.31	191,224,452	1.28	1.00	2.30	-11.95	-10.80
SAST SA Mid Cap Index Portfolio Class 1	33,760	13.15	13.40	448,604	0.99	0.40	0.80	-14.14	-13.80
SAST SA Mid Cap Index Portfolio Class 3	3,603,718	12.61	13.25	47,060,604	0.76	1.00	1.95	-15.31	-14.50
SAST SA Morgan Stanley International Equities Portfolio Class 1	1,211,682	10.19	14.94	19,070,867	2.52	0.40	1.77	-15.49	-14.32
SAST SA Morgan Stanley International Equities Portfolio Class 2	395,694	13.95	15.29	5,983,907	2.21	1.52	1.97	-15.84	-15.47
SAST SA Morgan Stanley International Equities Portfolio Class 3	6,447,892	10.14	11.18	85,496,128	2.34	1.00	2.30	-16.13	-15.03
SAST SA PIMCO RAE International Value Portfolio Class 1	11,326	8.89	8.96	101,437	4.55	0.40	0.55	-8.66	-8.52
SAST SA PIMCO RAE International Value Portfolio Class 2	424,190	16.29	18.10	7,632,433	3.77	1.52	1.97	-10.04	-9.64
SAST SA PIMCO RAE International Value Portfolio Class 3	18,942,487	8.94	10.05	240,717,919	3.70	1.00	2.30	-10.49	-9.32
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 1	4,214	11.76	11.94	50,314	0.00	0.55	0.80	-18.15	-17.94
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3	65,633,474	11.07	12.23	849,522,148	0.00	1.00	1.95	-19.26	-18.49
SAST SA PineBridge High-Yield Bond Portfolio Class 1	699,806	11.28	32.97	24,237,406	5.37	0.40	1.77	-11.40	-10.18
SAST SA PineBridge High-Yield Bond Portfolio Class 2	162,532	30.66	33.68	5,432,276	5.40	1.52	1.97	-11.74	-11.35
SAST SA PineBridge High-Yield Bond Portfolio Class 3	3,631,385	12.90	14.62	74,369,353	5.20	1.00	2.30	-11.88	-10.73
SAST SA Putnam International Growth and Income Portfolio Class 1	965,129	10.80	12.66	17,761,505	1.62	0.40	1.77	-8.34	-7.07
SAST SA Putnam International Growth and Income Portfolio Class 2	249,286	16.54	18.09	4,475,062	1.66	1.52	1.97	-8.63	-8.22
SAST SA Putnam International Growth and Income Portfolio Class 3	4,830,759	12.26	15.73	72,860,894	1.41	1.00	2.17	-8.97	-7.90
SAST SA Schroders VCP Global Allocation Portfolio Class 1	21,109	10.91	11.01	231,134	0.94	0.40	0.55	-18.81	-18.69
SAST SA Schroders VCP Global Allocation Portfolio Class 3	34,956,593	10.20	10.78	393,035,155	0.65	1.00	1.95	-20.16	-19.39
SAST SA Small Cap Index Portfolio Class 1	35,358	11.39	11.61	407,239	0.59	0.40	0.80	-21.39	-21.07
SAST SA Small Cap Index Portfolio Class 3	3,556,335	10.80	11.35	39,818,011	0.53	1.00	1.95	-22.52	-21.78
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 1	28,195	13.20	13.30	373,044	0.61	0.40	0.55	-18.53	-18.41
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3	30,037,106	12.11	12.72	376,668,687	0.34	1.00	1.95	-19.88	-19.12
SAST SA T. Rowe Price VCP Balanced Portfolio Class 1	18,230	12.79	12.90	233,339	1.03	0.40	0.55	-19.28	-19.16
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3	85,626,716	11.81	12.52	1,119,730,799	0.76	1.00	1.95	-20.54	-19.78
SAST SA VCP Dynamic Allocation Portfolio Class 1	31,673	13.02	13.33	418,712	2.66	0.40	0.80	-17.65	-17.32
SAST SA VCP Dynamic Allocation Portfolio Class 3	399,592,820	12.20	14.08	6,104,053,442	2.26	1.00	2.15	-18.91	-17.97
SAST SA VCP Dynamic Strategy Portfolio Class 1	50,243	13.08	13.20	660,713	2.44	0.40	0.55	-14.77	-14.64
SAST SA VCP Dynamic Strategy Portfolio Class 3	317,750,193	12.13	14.06	4,776,685,400	2.07	1.00	2.02	-16.24	-15.38
SAST SA VCP Index Allocation Portfolio Class 1	29,243	11.91	12.00	348,849	0.00	0.40	0.55	-17.25	-17.13
SAST SA VCP Index Allocation Portfolio Class 3	33,439,491	11.16	11.49	378,580,493	0.00	1.00	1.55	-18.20	-17.75
SAST SA Wellington Capital Appreciation Portfolio Class 1	1,633,223	13.37	42.76	277,530,257	0.00	0.40	1.77	-37.46	-36.59
SAST SA Wellington Capital Appreciation Portfolio Class 2	231,890	149.30	165.83	37,303,158	0.00	1.40	1.97	-37.66	-37.30
SAST SA Wellington Capital Appreciation Portfolio Class 3	16,254,234	25.40	35.58	787,808,448	0.00	1.00	2.30	-37.92	-37.11
SAST SA Wellington Government and Quality Bond Portfolio Class 1	2,096,060	9.83	12.62	44,349,510	1.20	0.40	1.77	-14.93	-13.75
SAST SA Wellington Government and Quality Bond Portfolio Class 2	777,508	17.25	18.94	14,605,323	1.04	1.52	1.97	-15.23	-14.85
SAST SA Wellington Government and Quality Bond Portfolio Class 3	26,815,037	9.37	9.72	355,164,799	0.89	1.00	2.30	-15.63	-14.53
SAST SA Wellington Strategic Multi-Asset Portfolio Class 1	156,556	12.79	73.21	11,268,459	0.80	0.40	1.40	-18.15	-17.33

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2022				For the Year Ended December 31, 2022
		Unit Value ($)(a)(f)		Net	Investment Income	Expense Ratio (%)(d)(f)		Total Return (%)(e)(f)

Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
SAST SA Wellington Strategic Multi-Asset Portfolio Class 3	8,371,316	11.74	12.46	102,395,193	0.64	1.00	1.95	-18.81	-18.04
VALIC Company I International Equities Index Fund	338,654	11.52	11.61	3,924,544	2.89	1.10	1.40	-15.71	-15.45
VALIC Company I International Socially Responsible Fund	63,789	13.63	14.36	912,078	3.59	1.10	1.40	-17.71	-17.46
VALIC Company I Mid Cap Index Fund	209,790	16.51	17.97	3,712,402	1.30	1.10	1.40	-14.56	-14.30
VALIC Company I Nasdaq-100 Index Fund	127,395	21.94	25.65	3,160,960	0.23	1.10	1.70	-33.94	-33.54
VALIC Company I Small Cap Index Fund	176,269	13.26	15.99	2,741,189	0.73	1.10	1.70	-22.00	-21.53
VALIC Company I Stock Index Fund	544,936	17.96	20.25	10,956,779	1.17	1.10	1.70	-19.70	-19.22

	December 31, 2021				For the Year Ended December 31, 2021
		Unit Value ($)(a)(f)		Net	Investment Income	Expense Ratio (%)(d)(f)		Total Return (%)(e)(f)

Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
American Funds IS American High-Income Trust Class 3	79,121	127.86	130.98	10,355,316	4.23	1.30	1.40	7.09	7.20
American Funds IS Asset Allocation Fund Class 2	1,512,729	37.89	39.76	59,927,723	1.53	1.52	1.77	13.08	13.37
American Funds IS Asset Allocation Fund Class 3	296,081	119.65	122.57	36,256,613	1.61	1.30	1.40	13.62	13.74
American Funds IS Capital Income Builder Class 4	224,159	12.74	13.74	3,068,555	2.48	1.10	1.70	12.75	13.43
American Funds IS Global Growth Fund Class 2	2,694,890	69.65	75.98	203,185,912	0.34	1.52	1.97	14.15	14.66
American Funds IS Growth Fund Class 2	3,967,897	88.86	96.89	381,387,835	0.22	1.52	1.97	19.61	20.15
American Funds IS Growth Fund Class 3	330,617	891.32	913.12	301,620,205	0.28	1.30	1.40	20.37	20.49
American Funds IS Growth-Income Fund Class 2	5,091,815	52.36	57.13	288,457,612	1.11	1.52	1.97	21.68	22.22
American Funds IS Growth-Income Fund Class 3	382,859	424.16	434.54	166,168,058	1.17	1.30	1.40	22.46	22.59
American Funds IS International Fund Class 3	252,846	81.46	83.46	21,070,826	2.38	1.30	1.40	-2.76	-2.66
American Funds IS U.S. Government Securities Fund Class 3	217,102	43.62	44.68	9,693,183	1.32	1.30	1.40	-2.00	-1.91
American Funds IS Ultra-Short Bond Fund Class 3	240,234	18.78	19.24	4,620,838	0.00	1.30	1.40	-1.83	-1.74
BlackRock 60/40 Target Allocation ETF V.I. Fund Class III	26,189	14.68	16.02	409,240	2.60	1.10	1.70	9.82	10.48
BlackRock Global Allocation V.I. Fund Class III	61,912	13.82	15.00	909,353	0.66	1.10	1.70	4.62	5.25
Columbia VP Dividend Opportunity Fund Class 1	68,160	25.62	27.00	1,830,331	0.00	1.52	1.77	23.95	24.26
Columbia VP Emerging Markets Bond Fund Class 2	7,292		11.76	85,769	3.64		1.10		-3.52
Columbia VP Income Opportunities Fund Class 1	267,729	27.23	30.54	7,986,919	8.99	1.52	2.17	2.25	2.92
Columbia VP Large Cap Growth Fund Class 1	988,128	27.34	28.12	27,628,192	0.00	1.52	2.02	26.16	26.79
Columbia VP Limited Duration Credit Fund Class 2	37,142	10.33	10.74	395,857	2.63	1.10	1.70	-2.52	-1.93
Columbia VP Overseas Core Fund Class 2	107,331	14.03	14.23	1,524,646	1.14	1.52	1.77	7.82	8.09
Columbia VP Select Mid Cap Growth Opportunity Fund Class 1	10,488	34.94	39.45	408,001	0.00	1.52	1.77	14.52	14.81
Columbia VP Small Company Growth Fund Class 1	19,502	48.58	51.21	992,810	0.00	1.52	1.77	-4.61	-4.37
CTIVP® Principal Blue Chip Growth Fund Class 1	88,671	25.54	25.91	2,294,119	0.00	1.52	1.77	16.49	16.78
Delaware Ivy VIP Asset Strategy Class II	27,274	13.10	14.09	380,069	1.41	1.10	1.70	8.58	9.23
FTVIP Franklin Allocation VIP Fund Class 1	1,248		13.45	16,786	0.63		0.55		11.20
FTVIP Franklin Allocation VIP Fund Class 2	2,251,672	16.24	16.77	40,939,689	1.71	1.00	2.30	9.14	10.57
FTVIP Franklin Income VIP Fund Class 1	98,610	12.90	13.09	1,284,343	4.60	0.40	0.80	16.07	16.54
FTVIP Franklin Income VIP Fund Class 2	7,072,748	15.32	16.49	131,253,224	4.68	1.00	2.30	14.10	15.59
FTVIP Franklin Strategic Income VIP Fund Class 2	100,068	10.59	11.04	1,087,844	3.14	1.10	1.70	0.39	0.99
Goldman Sachs VIT Government Money Market Fund Institutional Shares	934,543	9.76	10.31	9,137,517	0.01	0.40	1.52	-1.50	-0.39
Goldman Sachs VIT Government Money Market Fund Service Shares	22,490,562	9.23	9.85	217,567,229	0.01	1.00	2.15	-2.12	-0.99
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Advisor Shares	50,186	9.85	10.26	512,147	1.15	1.10	1.40	3.20	3.51
Goldman Sachs VIT Trend Driven Allocation Fund Service Shares	1,163	12.67	13.57	15,444	0.00	1.10	1.35	14.61	14.90
Invesco V.I. American Franchise Fund Series I	3,447	19.51	19.80	68,054	0.00	0.40	0.80	11.03	11.48
Invesco V.I. American Franchise Fund Series II	2,185,893	34.58	40.44	99,674,218	0.00	1.00	2.30	9.11	10.54
Invesco V.I. Balanced-Risk Allocation Fund Series II	53,926	12.84	14.20	754,933	2.80	1.10	1.70	7.42	8.07
Invesco V.I. Comstock Fund Series I	16,358	14.17	14.38	234,842	2.36	0.40	0.80	32.30	32.83
Invesco V.I. Comstock Fund Series II	11,277,015	21.31	23.16	325,408,335	1.68	1.00	2.30	30.02	31.72
Invesco V.I. Growth and Income Fund Series I	85,053	13.95	14.16	1,197,253	1.71	0.40	0.80	27.48	27.99
Invesco V.I. Growth and Income Fund Series II	13,083,624	21.11	22.93	398,415,926	1.37	1.00	2.30	25.28	26.91
Lord Abbett Bond Debenture Portfolio Class VC	110,186	12.40	13.50	1,473,942	2.96	1.10	1.70	1.54	2.15
Lord Abbett Fundamental Equity Portfolio Class VC	9,094	16.55	17.43	156,392	0.90	1.10	1.40	25.54	25.92
Lord Abbett Growth and Income Portfolio Class VC	6,688,431	15.12	20.52	177,915,242	1.04	0.40	2.30	26.09	28.50
Lord Abbett Mid Cap Stock Portfolio Class VC	449,581	29.09	30.56	13,697,365	0.58	1.52	1.77	26.44	26.76
Lord Abbett Short Duration Income Portfolio Class VC	177,884	10.33	10.80	1,915,881	1.79	1.10	1.70	-1.07	-0.47
Morgan Stanley VIF Global Infrastructure Portfolio Class II	72,067	12.53	13.81	983,518	1.96	1.10	1.70	12.08	12.76
Neuberger Berman AMT US Equity Index PutWrite Strategy Portfolio Class S	46,376	12.51	12.72	585,811	0.27	1.10	1.40	16.30	16.65
PIMCO All Asset Portfolio Advisor Class	5,552	13.64	13.79	76,417	12.08	1.10	1.35	14.49	14.77
PIMCO Dynamic Bond Portfolio Advisor Class	104,353	10.73	11.16	1,159,420	1.92	1.10	1.70	-0.52	0.08
PIMCO Emerging Markets Bond Portfolio Advisor Class	218,102	10.30	10.43	2,294,447	4.29	1.00	1.55	-4.16	-3.63
PIMCO Total Return Portfolio Advisor Class	16,444,965	10.20	10.50	171,305,014	1.74	1.00	1.80	-3.12	-2.35
PIMCO Total Return Portfolio Institutional Class	75,950	10.49	10.71	805,561	1.64	0.40	0.80	-1.91	-1.51
PVC Core Plus Bond Account Class 1	409,626	10.77	10.93	4,461,991	2.55	1.40	1.95	-2.37	-1.83
PVC Diversified International Account Class 1	93,837	9.87	11.44	1,029,381	1.30	1.40	1.95	7.63	8.23
PVC Equity Income Account Class 1	380,810	28.07	30.46	11,478,756	1.94	1.40	1.80	20.28	20.76
PVC Equity Income Account Class 2	256,728	25.85	27.11	7,061,790	1.82	1.52	1.95	19.79	20.30
PVC Government & High Quality Bond Account Class 1	269,791	7.66	8.96	2,303,058	2.35	1.40	1.95	-3.23	-2.69
PVC Large Cap Growth Account I Class 1	89,763	18.19	18.45	1,650,371	0.00	1.40	1.95	19.54	20.20
PVC MidCap Account Class 1	46,189	45.90	49.77	2,254,926	0.14	1.40	1.80	23.29	23.78

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2021				For the Year Ended December 31, 2021
		Unit Value ($)(a)(f)		Net	Investment Income	Expense Ratio (%)(d)(f)		Total Return (%)(e)(f)

Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
PVC MidCap Account Class 2	16,211	42.23	45.77	733,254	0.00	1.55	1.95	22.78	23.27
PVC Principal Capital Appreciation Account Class 1	256,701	45.44	49.30	12,563,366	0.83	1.40	1.80	25.54	26.05
PVC Principal Capital Appreciation Account Class 2	53,981	41.76	45.26	2,426,676	0.76	1.55	1.95	25.04	25.54
PVC Real Estate Securities Account Class 1	9,548	53.53	55.89	532,224	1.44	1.40	1.55	38.28	38.49
PVC Real Estate Securities Account Class 2	5,210	50.74	52.73	273,243	1.22	1.55	1.70	37.68	37.89
PVC SAM Balanced Portfolio Class 1	1,181,363	21.60	23.45	26,944,579	1.59	1.40	1.80	11.71	12.16
PVC SAM Balanced Portfolio Class 2	1,161,402	19.98	21.78	24,902,391	1.38	1.52	1.95	11.20	11.68
PVC SAM Conservative Balanced Portfolio Class 1	175,863	13.67	14.82	2,545,781	1.89	1.40	1.80	7.75	8.18
PVC SAM Conservative Balanced Portfolio Class 2	190,341	12.66	19.22	2,610,010	1.72	1.52	1.95	7.36	7.83
PVC SAM Conservative Growth Portfolio Class 1	538,693	25.19	27.32	14,218,538	1.17	1.40	1.80	15.65	16.11
PVC SAM Conservative Growth Portfolio Class 2	561,163	23.23	25.28	13,967,600	1.05	1.52	1.95	15.18	15.67
PVC SAM Flexible Income Portfolio Class 1	266,989	14.29	15.53	4,041,977	2.53	1.40	1.80	4.98	5.40
PVC SAM Flexible Income Portfolio Class 2	308,145	13.25	17.75	4,413,468	2.07	1.52	1.95	4.56	5.01
PVC SAM Strategic Growth Portfolio Class 1	114,573	29.30	31.74	3,563,215	0.97	1.40	1.80	17.72	18.20
PVC SAM Strategic Growth Portfolio Class 2	224,603	27.03	29.50	6,460,162	0.81	1.52	1.95	17.23	17.73
PVC Short-Term Income Account Class 1	231,456	6.99	8.10	1,763,627	1.50	1.40	1.95	-2.63	-2.10
PVC SmallCap Account Class 1	28,923	20.78	22.51	628,926	0.33	1.40	1.80	17.98	18.45
PVC SmallCap Account Class 2	17,082	19.19	20.73	352,316	0.16	1.55	1.95	17.55	18.02
SST SA Allocation Balanced Portfolio Class 1	12,565	14.34	14.44	180,689	1.26	0.40	0.55	6.96	7.12
SST SA Allocation Balanced Portfolio Class 3	8,817,411	13.54	17.50	173,653,436	0.95	1.00	2.30	4.87	6.24
SST SA Allocation Growth Portfolio Class 1	56,095	17.20	17.54	979,000	2.22	0.40	0.80	15.05	15.51
SST SA Allocation Growth Portfolio Class 3	10,867,721	16.22	23.26	276,655,119	2.07	1.00	2.02	13.38	14.54
SST SA Allocation Moderate Growth Portfolio Class 1	16,906	16.26	16.38	276,599	1.98	0.40	0.55	12.15	12.31
SST SA Allocation Moderate Growth Portfolio Class 3	11,679,436	15.20	19.92	261,248,904	1.78	1.00	2.30	9.91	11.35
SST SA Allocation Moderate Portfolio Class 1	9,690	15.52	15.63	151,290	2.33	0.40	0.55	10.12	10.28
SST SA Allocation Moderate Portfolio Class 3	9,863,746	14.56	19.10	212,129,289	1.91	1.00	2.30	7.91	9.33
SST SA American Century Inflation Protection Portfolio Class 1	16,505	11.61	11.84	194,121	1.76	0.40	0.80	3.72	4.13
SST SA American Century Inflation Protection Portfolio Class 3	25,499,567	11.27	11.29	321,866,138	2.39	1.00	2.30	1.87	3.20
SST SA Columbia Focused Value Portfolio Class 3	7,377	18.00	19.93	146,360	3.78	1.10	1.70	23.19	23.93
SST SA Multi-Managed Diversified Fixed Income Portfolio Class 3	16,283	10.66	11.37	182,236	3.65	1.10	1.70	-3.35	-2.76
SST SA Multi-Managed International Equity Portfolio Class 3	35,476	13.93	14.02	495,238	2.54	1.10	1.40	9.38	9.71
SST SA Multi-Managed Large Cap Growth Portfolio Class 3	28,388	25.33	29.30	756,341	0.00	1.10	1.70	14.25	14.94
SST SA Multi-Managed Large Cap Value Portfolio Class 3	12,115	16.27	17.15	200,770	2.90	1.10	1.40	21.85	22.22
SST SA Multi-Managed Mid Cap Growth Portfolio Class 3	12,865	24.25	26.22	326,651	0.00	1.10	1.40	7.65	7.97
SST SA Multi-Managed Mid Cap Value Portfolio Class 3	19,084	16.37	17.61	327,800	1.60	1.10	1.40	25.33	25.70
SST SA Multi-Managed Small Cap Portfolio Class 3	13,358	16.89	18.71	235,525	0.02	1.10	1.40	21.58	21.95
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 1	18,179	16.88	17.01	307,143	2.65	0.40	0.55	17.84	18.02
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3	5,929,487	15.80	17.25	100,839,491	2.27	1.00	1.70	16.21	17.02
SST SA T. Rowe Price Growth Stock Portfolio Class 3	19,936	27.89	29.67	585,981	0.00	1.10	1.40	17.85	18.20
SAST SA AB Growth Portfolio Class 1	7,330,606	23.02	47.12	552,124,736	0.00	0.40	1.77	26.54	28.29
SAST SA AB Growth Portfolio Class 2	367,252	160.52	180.59	63,729,403	0.00	1.40	1.97	26.09	26.81
SAST SA AB Growth Portfolio Class 3	6,497,542	45.17	50.15	547,212,434	0.00	1.00	2.30	25.55	27.19
SAST SA AB Small & Mid Cap Value Portfolio Class 1	69,775	14.16	14.37	997,651	1.04	0.40	0.80	35.32	35.86
SAST SA AB Small & Mid Cap Value Portfolio Class 2	210,906	49.32	53.83	11,275,235	0.55	1.52	1.97	33.56	34.16
SAST SA AB Small & Mid Cap Value Portfolio Class 3	9,773,990	21.85	28.52	382,459,340	0.46	1.00	2.30	32.98	34.72
SAST SA American Funds Asset Allocation Portfolio Class 1	508,474	16.45	16.57	8,392,904	1.05	0.40	0.55	14.49	14.66
SAST SA American Funds Asset Allocation Portfolio Class 3	67,513,730	19.98	22.13	1,711,853,203	1.09	1.00	2.30	12.19	13.66
SAST SA American Funds Global Growth Portfolio Class 1	137,939	17.70	17.96	2,464,739	0.51	0.40	0.80	15.46	15.92
SAST SA American Funds Global Growth Portfolio Class 3	12,033,355	27.82	32.56	435,947,716	0.06	1.00	2.30	13.47	14.96
SAST SA American Funds Growth Portfolio Class 1	102,121	22.35	22.68	2,304,232	0.23	0.40	0.80	20.95	21.44
SAST SA American Funds Growth Portfolio Class 3	15,528,778	40.22	43.74	767,479,511	0.03	1.00	2.30	18.92	20.48
SAST SA American Funds Growth-Income Portfolio Class 1	119,461	16.43	16.68	1,981,618	1.62	0.40	0.80	23.09	23.58
SAST SA American Funds Growth-Income Portfolio Class 3	11,885,245	27.56	28.80	384,442,487	1.01	1.00	2.30	20.87	22.45
SAST SA American Funds VCP Managed Allocation Portfolio Class 1	61,003	15.51	15.62	947,039	2.16	0.40	0.55	14.36	14.53
SAST SA American Funds VCP Managed Allocation Portfolio Class 3	106,954,856	14.55	17.14	2,001,901,761	1.23	1.00	2.30	12.12	13.59
SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 3	2,357,522	11.87	11.95	28,078,091	2.14	1.00	1.55	11.58	12.20
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 1	61,732	13.28	13.54	830,111	1.87	0.40	0.80	6.99	7.42
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3	55,193,356	12.61	12.85	744,724,890	0.85	1.00	2.15	5.32	6.54
SAST SA DFA Ultra Short Bond Portfolio Class 1	2,037,617	10.21	10.99	23,523,686	0.05	0.40	1.77	-2.27	-0.92
SAST SA DFA Ultra Short Bond Portfolio Class 2	803,813	10.30	11.23	8,990,127	0.00	1.52	1.97	-2.61	-2.17
SAST SA DFA Ultra Short Bond Portfolio Class 3	19,000,018	7.44	9.29	172,700,500	0.00	1.00	2.30	-3.04	-1.77
SAST SA Emerging Markets Equity Index Portfolio Class 1	9,080	11.23	11.40	103,054	1.06	0.40	0.80	-4.08	-3.69
SAST SA Emerging Markets Equity Index Portfolio Class 3	1,020,696	10.83	11.05	11,167,585	1.22	1.00	1.55	-5.06	-4.54
SAST SA Federated Hermes Corporate Bond Portfolio Class 1	1,413,125	12.70	34.18	49,281,795	2.97	0.40	1.77	-1.16	0.20
SAST SA Federated Hermes Corporate Bond Portfolio Class 2	438,755	32.00	34.97	15,232,244	2.72	1.52	1.97	-1.53	-1.08
SAST SA Federated Hermes Corporate Bond Portfolio Class 3	35,807,847	13.20	17.78	810,235,712	3.06	1.00	2.30	-1.95	-0.66
SAST SA Fidelity Institutional AM® International Growth Portfolio Class 1	45,820	15.07	15.23	694,866	0.04	0.40	0.80	11.37	11.82
SAST SA Fidelity Institutional AM® International Growth Portfolio Class 3	572,953	14.68	14.90	8,474,707	0.00	1.00	1.55	10.22	10.83
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1	363,900	17.11	54.45	20,746,998	1.46	0.40	1.77	36.78	38.67
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 2	84,750	51.03	55.69	4,659,985	0.00	1.52	1.97	36.27	36.89
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	5,911,434	17.49	19.47	165,080,314	0.00	1.00	2.30	35.75	37.52
SAST SA Fixed Income Index Portfolio Class 1	67		11.21	750	0.00		0.80		-2.84
SAST SA Fixed Income Index Portfolio Class 3	5,991,408	10.64	11.01	65,185,453	0.00	1.00	1.80	-3.96	-3.19

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2021				For the Year Ended December 31, 2021
		Unit Value ($)(a)(f)		Net	Investment Income	Expense Ratio (%)(d)(f)		Total Return (%)(e)(f)

Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
SAST SA Fixed Income Intermediate Index Portfolio Class 3	3,006,389	10.19	10.54	31,311,043	1.10	1.00	1.80	-3.54	-2.76
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 1	3,356,988	14.78	31.60	321,179,462	1.88	0.40	1.77	27.59	29.35
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 2	495,266	85.57	96.12	45,971,585	1.74	1.40	1.97	27.17	27.89
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 3	8,973,492	22.48	23.26	386,641,244	1.67	1.00	2.30	26.59	28.24
SAST SA Franklin Small Company Value Portfolio Class 1	3,178	14.35	14.56	46,018	0.84	0.40	0.80	24.32	24.82
SAST SA Franklin Small Company Value Portfolio Class 3	6,482,397	20.78	23.47	163,153,424	0.94	1.00	2.30	22.16	23.76
SAST SA Franklin Systematic U.S. Large Cap Core Portfolio Class 1	1,347	14.76	14.89	20,029	0.05	0.40	0.80	24.67	25.17
SAST SA Franklin Systematic U.S. Large Cap Core Portfolio Class 3	364,136	14.43	14.56	5,286,453	0.00	1.15	1.55	23.49	23.98
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 1	579,681	17.00	45.92	27,512,124	2.29	0.40	1.77	21.92	23.60
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 2	127,778	43.12	47.01	5,953,628	2.17	1.52	1.97	21.41	21.96
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 3	4,506,856	26.44	35.20	183,312,506	2.35	1.00	2.30	20.94	22.52
SAST SA Franklin Tactical Opportunities Portfolio Class 1	2,926	13.93	14.17	41,245	1.16	0.40	0.80	14.25	14.70
SAST SA Franklin Tactical Opportunities Portfolio Class 3	5,092,788	13.27	13.67	68,742,945	1.01	1.00	1.70	12.90	13.69
SAST SA Global Index Allocation 60/40 Portfolio Class 1	7,415		13.49	100,030	1.44		0.40		9.43
SAST SA Global Index Allocation 60/40 Portfolio Class 3	5,039,140	12.74	13.08	65,253,076	1.41	1.00	1.70	7.77	8.53
SAST SA Global Index Allocation 75/25 Portfolio Class 1	8,592		13.86	119,095	1.65		0.55		12.03
SAST SA Global Index Allocation 75/25 Portfolio Class 3	4,899,011	13.05	13.51	65,543,601	1.46	1.00	1.95	10.25	11.30
SAST SA Global Index Allocation 90/10 Portfolio Class 1	298,288	14.09	14.30	4,255,242	1.17	0.40	0.80	14.82	15.28
SAST SA Global Index Allocation 90/10 Portfolio Class 3	17,681,240	13.51	13.86	242,687,504	1.00	1.00	1.70	13.53	14.32
SAST SA Goldman Sachs Global Bond Portfolio Class 1	725,359	11.22	14.40	16,525,915	2.37	0.40	1.77	-8.94	-7.68
SAST SA Goldman Sachs Global Bond Portfolio Class 2	178,479	20.57	22.42	3,961,222	2.17	1.52	1.97	-9.20	-8.79
SAST SA Goldman Sachs Global Bond Portfolio Class 3	16,534,144	10.23	11.21	231,293,179	2.36	1.00	2.30	-9.63	-8.45
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 1	555		14.23	7,891	0.42		0.40		14.57
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	2,187,161	13.18	13.72	29,651,190	0.25	1.00	1.95	12.45	13.52
SAST SA Index Allocation 60/40 Portfolio Class 1	48,161		15.99	770,268	0.32		0.55		12.76
SAST SA Index Allocation 60/40 Portfolio Class 3	11,965,926	14.93	15.45	182,446,537	0.08	1.00	1.70	11.15	11.93
SAST SA Index Allocation 80/20 Portfolio Class 1	133,959	17.35	17.69	2,356,668	1.15	0.40	0.80	17.65	18.12
SAST SA Index Allocation 80/20 Portfolio Class 3	21,314,934	16.20	16.97	356,799,103	1.09	1.00	1.95	15.95	17.05
SAST SA Index Allocation 90/10 Portfolio Class 1	381,020	18.05	18.41	6,952,109	1.19	0.40	0.80	19.93	20.41
SAST SA Index Allocation 90/10 Portfolio Class 3	58,148,904	16.86	17.67	1,013,852,694	1.08	1.00	1.95	18.29	19.41
SAST SA International Index Portfolio Class 1	103,939	11.99	12.10	1,257,427	1.35	0.55	0.80	9.89	10.17
SAST SA International Index Portfolio Class 3	1,309,733	11.86	12.22	15,815,366	1.47	1.00	1.70	8.60	9.37
SAST SA Invesco Growth Opportunities Portfolio Class 1	478,702	19.42	21.34	10,736,250	0.00	0.40	1.77	5.44	6.90
SAST SA Invesco Growth Opportunities Portfolio Class 2	173,669	19.98	21.86	3,758,687	0.00	1.52	1.97	5.10	5.57
SAST SA Invesco Growth Opportunities Portfolio Class 3	4,708,484	29.68	37.28	145,380,100	0.00	1.00	2.30	4.67	6.04
SAST SA Janus Focused Growth Portfolio Class 1	374,703	22.24	47.56	18,525,819	0.00	0.40	1.77	21.15	22.82
SAST SA Janus Focused Growth Portfolio Class 2	237,666	46.27	48.62	11,444,891	0.00	1.52	1.77	20.99	21.30
SAST SA Janus Focused Growth Portfolio Class 3	3,337,047	34.34	39.51	150,426,511	0.00	1.00	2.30	20.19	21.76
SAST SA JPMorgan Diversified Balanced Portfolio Class 1	3,641,623	15.45	20.11	135,833,732	0.96	0.40	1.77	9.85	11.37
SAST SA JPMorgan Diversified Balanced Portfolio Class 2	612,632	33.38	36.43	22,112,654	0.82	1.52	1.97	9.44	9.93
SAST SA JPMorgan Diversified Balanced Portfolio Class 3	8,913,640	18.65	20.91	227,211,135	0.59	1.00	2.30	9.01	10.43
SAST SA JPMorgan Emerging Markets Portfolio Class 1	774,865	11.48	23.13	18,035,326	1.78	0.40	1.77	-0.58	0.79
SAST SA JPMorgan Emerging Markets Portfolio Class 2	136,018	21.65	23.64	3,187,901	1.64	1.52	1.97	-1.01	-0.56
SAST SA JPMorgan Emerging Markets Portfolio Class 3	6,808,401	12.59	12.96	117,004,799	1.64	1.00	2.30	-1.40	-0.11
SAST SA JPMorgan Equity-Income Portfolio Class 1	1,527,085	15.91	26.89	129,882,470	1.86	0.40	1.77	23.61	25.31
SAST SA JPMorgan Equity-Income Portfolio Class 2	139,401	79.11	86.54	11,945,501	1.78	1.52	1.97	23.16	23.71
SAST SA JPMorgan Equity-Income Portfolio Class 3	5,976,841	24.34	25.85	195,974,711	1.81	1.00	2.30	22.63	24.24
SAST SA JPMorgan Global Equities Portfolio Class 1	866,802	14.15	43.91	39,692,292	1.73	0.40	1.77	21.16	22.83
SAST SA JPMorgan Global Equities Portfolio Class 2	76,386	41.25	46.10	3,425,290	1.60	1.40	1.97	20.71	21.39
SAST SA JPMorgan Global Equities Portfolio Class 3	1,781,867	18.37	19.70	42,978,340	1.71	1.00	2.30	20.19	21.76
SAST SA JPMorgan Large Cap Core Portfolio Class 1	458,833	17.70	60.09	29,020,788	0.65	0.80	1.77	25.54	26.76
SAST SA JPMorgan Large Cap Core Portfolio Class 2	64,983	56.22	61.47	3,962,319	0.50	1.52	1.97	25.13	25.69
SAST SA JPMorgan Large Cap Core Portfolio Class 3	1,940,743	27.09	28.73	73,874,805	0.46	1.00	2.30	24.58	26.21
SAST SA JPMorgan MFS Core Bond Portfolio Class 1	1,231,070	11.89	30.85	39,357,534	2.46	0.40	1.77	-2.66	-1.31
SAST SA JPMorgan MFS Core Bond Portfolio Class 2	238,801	29.91	31.48	7,451,186	2.30	1.52	1.77	-2.81	-2.57
SAST SA JPMorgan MFS Core Bond Portfolio Class 3	39,754,960	11.34	13.70	693,118,719	2.33	1.00	2.30	-3.40	-2.14
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1	1,789,827	21.04	29.36	89,475,907	0.00	0.40	1.77	8.89	10.39
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 2	445,001	46.05	51.67	22,144,133	0.00	1.40	1.97	8.50	9.12
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3	6,302,403	34.94	45.25	319,929,845	0.00	1.00	2.30	8.03	9.44
SAST SA Large Cap Growth Index Portfolio Class 1	39,937	21.43	21.75	863,859	0.65	0.40	0.80	30.60	31.13
SAST SA Large Cap Growth Index Portfolio Class 3	1,319,148	20.55	21.08	27,535,439	0.62	1.00	1.70	29.07	29.97
SAST SA Large Cap Index Portfolio Class 1	234,357	19.23	19.43	4,535,010	1.46	0.55	0.80	27.32	27.64
SAST SA Large Cap Index Portfolio Class 3	3,309,792	18.31	18.87	61,565,300	1.44	1.00	1.70	25.90	26.79
SAST SA Large Cap Value Index Portfolio Class 1	41,057	15.13	15.35	626,627	2.48	0.40	0.80	23.41	23.91
SAST SA Large Cap Value Index Portfolio Class 3	1,781,257	14.50	14.87	26,239,547	2.92	1.00	1.70	21.98	22.83
SAST SA MFS Blue Chip Growth Portfolio Class 1	448,218	20.66	24.19	11,455,765	0.20	0.40	1.77	26.72	28.47
SAST SA MFS Blue Chip Growth Portfolio Class 2	162,698	23.56	24.79	3,990,196	0.00	1.52	1.77	26.50	26.82
SAST SA MFS Blue Chip Growth Portfolio Class 3	3,664,872	35.17	36.87	130,385,597	0.00	1.00	2.30	25.78	27.42
SAST SA MFS Massachusetts Investors Trust Portfolio Class 1	649,326	17.74	35.60	52,630,757	0.00	0.55	1.77	24.68	26.21
SAST SA MFS Massachusetts Investors Trust Portfolio Class 2	108,553	72.94	79.41	8,545,275	0.00	1.52	1.97	24.25	24.81
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	5,339,734	27.68	32.37	237,622,610	0.00	1.00	2.30	23.71	25.33
SAST SA MFS Total Return Portfolio Class 1	1,803,122	15.36	26.54	105,133,724	0.00	0.40	1.77	12.03	13.58
SAST SA MFS Total Return Portfolio Class 2	393,747	53.28	58.18	22,613,618	1.31	1.52	1.97	11.69	12.19

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2021				For the Year Ended December 31, 2021
		Unit Value ($)(a)(f)		Net	Investment Income	Expense Ratio (%)(d)(f)		Total Return (%)(e)(f)

Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
SAST SA MFS Total Return Portfolio Class 3	7,399,339	18.06	19.66	220,969,315	1.32	1.00	2.30	11.16	12.61
SAST SA Mid Cap Index Portfolio Class 1	26,638	15.32	15.54	411,197	1.20	0.40	0.80	23.18	23.67
SAST SA Mid Cap Index Portfolio Class 3	2,774,022	14.88	15.49	42,488,082	0.83	1.00	1.95	21.41	22.57
SAST SA Morgan Stanley International Equities Portfolio Class 1	1,374,936	11.89	17.68	25,549,281	1.22	0.40	1.77	2.51	3.92
SAST SA Morgan Stanley International Equities Portfolio Class 2	503,680	16.58	18.08	9,027,416	1.09	1.52	1.97	2.09	2.55
SAST SA Morgan Stanley International Equities Portfolio Class 3	7,385,513	12.09	13.16	116,005,637	1.03	1.00	2.30	1.69	3.02
SAST SA PIMCO RAE International Value Portfolio Class 1	9,949	9.74	9.79	97,402	2.76	0.40	0.55	8.00	8.16
SAST SA PIMCO RAE International Value Portfolio Class 2	486,034	18.11	20.03	9,671,895	2.10	1.52	1.97	6.33	6.81
SAST SA PIMCO RAE International Value Portfolio Class 3	22,521,709	9.99	11.09	317,011,546	2.00	1.00	2.30	5.90	7.29
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 1	4,621	14.37	14.55	67,227	0.00	0.55	0.80	7.50	7.77
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3	71,728,113	13.58	14.88	1,142,793,787	0.00	1.00	2.15	5.77	6.99
SAST SA PineBridge High-Yield Bond Portfolio Class 1	789,289	12.56	37.22	30,855,246	4.85	0.40	1.77	4.16	5.60
SAST SA PineBridge High-Yield Bond Portfolio Class 2	177,171	34.74	38.00	6,690,260	4.76	1.52	1.97	3.79	4.26
SAST SA PineBridge High-Yield Bond Portfolio Class 3	3,963,299	14.45	16.59	91,850,041	0.00	1.00	2.30	3.22	4.57
SAST SA Putnam International Growth and Income Portfolio Class 1	1,061,459	11.62	13.81	21,259,331	2.03	0.40	1.77	12.97	14.53
SAST SA Putnam International Growth and Income Portfolio Class 2	230,112	18.11	19.71	4,486,388	1.90	1.52	1.97	12.61	13.12
SAST SA Putnam International Growth and Income Portfolio Class 3	5,446,012	10.27	13.32	91,553,091	1.80	1.00	2.30	12.08	13.54
SAST SA Schroders VCP Global Allocation Portfolio Class 1	21,540	13.44	13.54	290,293	0.70	0.40	0.55	12.02	12.19
SAST SA Schroders VCP Global Allocation Portfolio Class 3	37,680,947	12.65	13.34	527,290,201	0.36	1.00	2.15	10.01	11.28
SAST SA Small Cap Index Portfolio Class 1	41,399	14.49	14.70	605,128	0.76	0.40	0.80	13.24	13.70
SAST SA Small Cap Index Portfolio Class 3	2,729,065	13.94	14.52	39,157,430	0.48	1.00	1.95	11.64	12.70
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 1	22,699	16.20	16.30	368,631	0.00	0.40	0.55	15.68	15.85
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3	27,209,293	15.11	15.73	422,992,290	0.00	1.00	1.95	13.76	14.85
SAST SA T. Rowe Price VCP Balanced Portfolio Class 1	19,170	15.84	15.96	303,938	0.57	0.40	0.55	11.99	12.16
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3	87,843,830	14.72	15.58	1,436,183,196	0.88	1.00	2.15	9.91	11.18
SAST SA VCP Dynamic Allocation Portfolio Class 1	32,126	15.81	16.13	514,441	2.28	0.40	0.80	8.70	9.13
SAST SA VCP Dynamic Allocation Portfolio Class 3	447,897,380	14.88	17.36	8,368,908,213	1.54	1.00	2.15	6.99	8.22
SAST SA VCP Dynamic Strategy Portfolio Class 1	52,465	15.35	15.46	808,730	2.22	0.40	0.55	9.77	9.93
SAST SA VCP Dynamic Strategy Portfolio Class 3	362,391,923	14.34	16.60	6,460,368,886	1.46	1.00	2.15	7.74	8.99
SAST SA VCP Index Allocation Portfolio Class 1	23,971	14.39	14.48	345,048	1.92	0.40	0.55	13.70	13.87
SAST SA VCP Index Allocation Portfolio Class 3	32,666,989	13.41	13.96	450,837,287	0.97	1.00	1.95	11.80	12.86
SAST SA Wellington Capital Appreciation Portfolio Class 1	1,825,027	21.09	68.37	498,540,110	0.00	0.40	1.77	3.77	5.21
SAST SA Wellington Capital Appreciation Portfolio Class 2	257,219	239.50	264.50	66,095,216	0.00	1.40	1.97	3.43	4.02
SAST SA Wellington Capital Appreciation Portfolio Class 3	13,086,656	40.38	57.31	1,051,002,049	0.00	1.00	2.30	2.97	4.32
SAST SA Wellington Government and Quality Bond Portfolio Class 1	2,247,157	11.40	14.83	56,597,870	1.56	0.40	1.77	-3.58	-2.25
SAST SA Wellington Government and Quality Bond Portfolio Class 2	895,596	20.35	22.24	19,759,351	1.34	1.52	1.97	-3.94	-3.51
SAST SA Wellington Government and Quality Bond Portfolio Class 3	29,835,161	10.97	11.52	466,458,873	1.36	1.00	2.30	-4.33	-3.08
SAST SA Wellington Strategic Multi-Asset Portfolio Class 1	171,355	15.46	89.44	15,161,435	0.29	0.40	1.40	6.16	7.22
SAST SA Wellington Strategic Multi-Asset Portfolio Class 3	7,575,115	14.65	15.20	113,361,839	0.19	1.00	1.70	5.66	6.40
VALIC Company I International Equities Index Fund	359,492	13.67	13.73	4,925,820	1.28	1.10	1.40	9.49	9.81
VALIC Company I International Socially Responsible Fund	74,163	16.56	17.40	1,279,105	1.78	1.10	1.40	10.88	11.22
VALIC Company I Mid Cap Index Fund	243,905	19.33	20.97	5,003,626	1.09	1.10	1.40	22.60	22.96
VALIC Company I Nasdaq-100 Index Fund	126,248	33.22	38.60	4,701,317	0.29	1.10	1.70	24.79	25.54
VALIC Company I Small Cap Index Fund	187,712	17.00	20.38	3,673,749	0.82	1.10	1.70	12.51	13.19
VALIC Company I Stock Index Fund	598,532	22.37	25.07	14,866,009	1.47	1.10	1.70	26.19	26.95

	December 31, 2020				For the Year Ended December 31, 2020
		Unit Value ($)(a)(f)		Net	Investment Income	Expense Ratio (%)(d)(f)		Total Return (%)(e)(f)

Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
American Funds IS American High-Income Trust Class 3	81,361	119.39	122.18	9,934,575	8.03	1.30	1.40	6.43	6.54
American Funds IS Asset Allocation Fund Class 2	1,664,820	33.51	35.07	58,193,929	1.56	1.52	1.77	10.48	10.76
American Funds IS Asset Allocation Fund Class 3	303,529	105.30	107.77	32,680,405	1.59	1.30	1.40	10.94	11.05
American Funds IS Capital Income Builder Class 4	250,888	11.30	12.11	3,027,097	2.39	1.10	1.70	2.36	2.98
American Funds IS Global Growth Fund Class 2	3,068,491	61.02	66.26	201,838,643	0.32	1.52	1.97	27.92	28.50
American Funds IS Growth Fund Class 2	4,454,709	74.29	80.64	356,447,043	0.30	1.52	1.97	49.12	49.79
American Funds IS Growth Fund Class 3	368,188	740.45	757.81	278,777,631	0.35	1.30	1.40	50.08	50.23
American Funds IS Growth-Income Fund Class 2	5,925,728	43.03	46.74	274,750,351	1.23	1.52	1.97	11.33	11.83
American Funds IS Growth-Income Fund Class 3	434,298	346.36	354.48	153,747,600	1.28	1.30	1.40	12.03	12.14
American Funds IS International Fund Class 3	288,634	83.77	85.74	24,715,792	0.63	1.30	1.40	12.41	12.52
American Funds IS U.S. Government Securities Fund Class 3	226,242	44.51	45.55	10,298,390	2.00	1.30	1.40	8.39	8.49
American Funds IS Ultra-Short Bond Fund Class 3	219,773	19.13	19.58	4,302,394	0.22	1.30	1.40	-1.26	-1.16
BlackRock 60/40 Target Allocation ETF V.I. Fund Class III	40,807	13.37	14.50	582,129	1.35	1.10	1.70	12.42	13.10
BlackRock Global Allocation V.I. Fund Class III	107,285	13.21	14.25	1,494,067	0.91	1.10	1.70	18.67	19.39
Columbia VP Dividend Opportunity Fund Class 1	78,656	20.67	21.73	1,699,543	0.00	1.52	1.77	-0.63	-0.38
Columbia VP Emerging Markets Bond Fund Class 2	7,223	11.78	12.19	88,055	3.11	1.10	1.70	5.36	5.99
Columbia VP Income Opportunities Fund Class 1	281,445	26.63	29.67	8,171,514	4.35	1.52	2.17	3.62	4.30
Columbia VP Large Cap Growth Fund Class 1	1,163,971	21.67	22.18	25,693,081	0.00	1.52	2.02	32.04	32.70
Columbia VP Limited Duration Credit Fund Class 2	24,098	10.59	10.95	263,707	2.47	1.10	1.70	3.79	4.42
Columbia VP Overseas Core Fund Class 2	114,046	13.01	13.16	1,499,250	1.25	1.52	1.77	6.92	7.18
Columbia VP Select Mid Cap Growth Opportunity Fund Class 1	12,882	30.51	34.36	432,516	0.00	1.52	1.77	33.05	33.38

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2020				For the Year Ended December 31, 2020
		Unit Value ($)(a)(f)		Net	Investment Income	Expense Ratio (%)(d)(f)		Total Return (%)(e)(f)

Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
Columbia VP Small Company Growth Fund Class 1	20,767	50.92	53.55	1,103,108	0.00	1.52	1.77	68.13	68.55
CTIVP® Principal Blue Chip Growth Fund Class 1	97,285	21.93	22.19	2,155,838	0.00	1.52	1.77	29.62	29.94
Delaware Ivy VIP Asset Strategy Class II	35,867	12.06	12.90	455,677	1.90	1.10	1.70	11.96	12.63
FTVIP Franklin Allocation VIP Fund Class 2	2,389,334	14.88	15.16	39,396,348	1.40	1.00	2.30	9.20	10.63
FTVIP Franklin Income VIP Fund Class 1	90,750	11.19	11.23	1,015,682	5.13	0.40	0.55	0.42	0.57
FTVIP Franklin Income VIP Fund Class 2	7,530,647	13.26	14.45	121,158,096	5.35	1.00	2.30	-1.60	-0.31
FTVIP Franklin Strategic Income VIP Fund Class 2	85,142	10.55	10.94	917,225	4.28	1.10	1.70	1.69	2.30
Goldman Sachs VIT Government Money Market Fund Institutional Shares	1,201,353	9.91	10.35	11,946,893	0.65	0.40	1.52	-1.09	0.03
Goldman Sachs VIT Government Money Market Fund Service Shares	26,453,917	9.43	9.95	259,222,008	0.20	1.00	2.15	-1.87	-0.73
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Advisor Shares	63,076	9.55	9.91	621,809	1.38	1.10	1.40	5.10	5.41
Goldman Sachs VIT Trend Driven Allocation Fund Service Shares	6,317	11.06	11.81	74,316	0.25	1.10	1.35	2.72	2.97
Invesco V.I. American Franchise Fund Series I	517		17.57	9,081	0.06		0.80		22.50
Invesco V.I. American Franchise Fund Series II	1,365,782	31.28	37.06	55,417,796	0.00	1.00	2.30	38.77	40.58
Invesco V.I. Balanced-Risk Allocation Fund Series II	74,581	11.95	13.14	968,552	6.98	1.10	1.70	8.14	8.79
Invesco V.I. Comstock Fund Series I	6,751	10.78	10.83	73,083	2.94	0.40	0.55	-1.40	-1.25
Invesco V.I. Comstock Fund Series II	12,505,470	16.18	17.81	277,403,438	2.01	1.00	2.30	-3.34	-2.07
Invesco V.I. Growth and Income Fund Series I	87,576		11.02	964,744	1.94		0.55		1.53
Invesco V.I. Growth and Income Fund Series II	15,286,270	16.50	18.31	370,253,885	1.82	1.10	2.30	-0.47	0.74
Lord Abbett Bond Debenture Portfolio Class VC	112,970	12.22	13.21	1,479,572	3.52	1.10	1.70	5.50	6.13
Lord Abbett Fundamental Equity Portfolio Class VC	9,660	13.18	13.84	132,130	0.61	1.10	1.40	0.36	0.66
Lord Abbett Growth and Income Portfolio Class VC	7,895,869	11.72	16.28	165,768,678	1.55	0.55	2.30	0.36	2.13
Lord Abbett Mid Cap Stock Portfolio Class VC	505,487	23.01	24.11	12,150,405	0.93	1.52	1.77	0.70	0.95
Lord Abbett Short Duration Income Portfolio Class VC	253,267	10.44	10.85	2,732,661	3.05	1.10	1.70	1.39	2.00
Morgan Stanley VIF Global Infrastructure Portfolio Class II	67,373	11.18	12.25	814,429	1.51	1.10	1.70	-3.10	-2.51
Neuberger Berman AMT US Equity Index PutWrite Strategy Portfolio Class S	64,828	10.75	10.91	703,308	0.66	1.10	1.40	6.75	7.07
PIMCO All Asset Portfolio Advisor Class	4,794		12.01	57,582	4.39		1.10		6.73
PIMCO Dynamic Bond Portfolio Advisor Class	125,126	10.78	11.16	1,388,728	2.45	1.10	1.70	2.94	3.56
PIMCO Emerging Markets Bond Portfolio Advisor Class	105,657	10.83	12.19	1,189,174	4.59	1.00	1.70	4.80	5.54
PIMCO Total Return Portfolio Advisor Class	6,868,938	10.51	10.75	73,446,615	1.55	1.00	1.95	6.44	7.46
PIMCO Total Return Portfolio Institutional Class	26,993	10.73	10.87	290,528	2.34	0.40	0.55	8.21	8.38
PVC Core Plus Bond Account Class 1	455,292	11.03	11.13	5,057,627	3.54	1.40	1.95	7.44	8.03
PVC Diversified International Account Class 1	106,354	9.17	10.58	1,079,805	2.37	1.40	1.95	13.92	14.55
PVC Equity Income Account Class 1	435,552	23.33	25.22	10,882,228	1.71	1.40	1.80	4.53	4.95
PVC Equity Income Account Class 2	295,133	21.58	22.53	6,733,920	1.54	1.52	1.95	4.10	4.55
PVC Government & High Quality Bond Account Class 1	282,646	7.91	9.21	2,474,440	2.78	1.40	1.95	0.88	1.44
PVC Large Cap Growth Account I Class 1	95,013	15.21	15.35	1,455,002	0.02	1.40	1.95	33.57	34.31
PVC MidCap Account Class 1	52,921	37.23	40.21	2,085,728	0.65	1.40	1.80	16.22	16.69
PVC MidCap Account Class 2	18,000	34.39	37.13	659,919	0.36	1.55	1.95	15.79	16.25
PVC Principal Capital Appreciation Account Class 1	278,917	36.19	39.12	10,837,920	1.18	1.40	1.80	16.60	17.07
PVC Principal Capital Appreciation Account Class 2	62,874	33.40	36.05	2,252,487	1.03	1.55	1.95	16.15	16.62
PVC Real Estate Securities Account Class 1	10,078	37.49	40.36	405,433	1.78	1.40	1.80	-5.15	-4.76
PVC Real Estate Securities Account Class 2	6,441	36.85	38.24	244,619	1.66	1.55	1.70	-5.27	-5.13
PVC SAM Balanced Portfolio Class 1	1,302,596	19.34	20.90	26,485,143	1.98	1.40	1.80	9.29	9.73
PVC SAM Balanced Portfolio Class 2	1,270,029	17.96	19.51	24,415,780	1.84	1.52	1.95	8.81	9.28
PVC SAM Conservative Balanced Portfolio Class 1	189,867	12.69	13.70	2,546,620	2.19	1.40	1.80	7.65	8.08
PVC SAM Conservative Balanced Portfolio Class 2	219,560	11.79	17.83	2,793,092	2.10	1.52	1.95	7.14	7.60
PVC SAM Conservative Growth Portfolio Class 1	600,125	21.78	23.53	13,693,181	1.77	1.40	1.80	10.94	11.38
PVC SAM Conservative Growth Portfolio Class 2	605,780	20.17	21.85	13,035,949	1.49	1.52	1.95	10.51	10.98
PVC SAM Flexible Income Portfolio Class 1	328,642	13.62	14.73	4,694,975	2.61	1.40	1.80	5.36	5.78
PVC SAM Flexible Income Portfolio Class 2	362,217	12.67	16.91	4,934,327	2.46	1.52	1.95	4.96	5.41
PVC SAM Strategic Growth Portfolio Class 1	119,403	24.89	26.85	3,146,040	1.86	1.40	1.80	13.34	13.80
PVC SAM Strategic Growth Portfolio Class 2	238,354	23.05	25.06	5,830,863	1.46	1.52	1.95	12.91	13.40
PVC Short-Term Income Account Class 1	250,572	7.18	8.27	1,957,168	2.09	1.40	1.95	1.37	1.93
PVC SmallCap Account Class 1	31,376	17.61	19.01	576,385	0.42	1.40	1.80	20.02	20.50
PVC SmallCap Account Class 2	18,348	16.32	17.57	320,763	0.23	1.55	1.95	19.52	20.00
SST SA Allocation Balanced Portfolio Class 1	10,117	13.40	13.48	135,825	2.27	0.40	0.55	11.47	11.64
SST SA Allocation Balanced Portfolio Class 3	8,427,305	12.74	16.69	156,545,351	1.17	1.00	2.30	9.27	10.70
SST SA Allocation Growth Portfolio Class 1	14,558	15.10	15.19	219,999	0.00	0.40	0.55	15.85	16.03
SST SA Allocation Growth Portfolio Class 3	8,907,902	14.17	20.52	197,933,477	0.00	1.00	2.02	13.80	14.96
SST SA Allocation Moderate Growth Portfolio Class 1	17,190	14.50	14.58	250,466	0.00	0.40	0.55	14.48	14.65
SST SA Allocation Moderate Growth Portfolio Class 3	11,675,682	13.65	18.12	234,850,916	0.00	1.00	2.30	12.11	13.58
SST SA Allocation Moderate Portfolio Class 1	8,101		14.17	114,824	0.00		0.40		13.36
SST SA Allocation Moderate Portfolio Class 3	10,159,848	13.32	17.70	199,776,578	0.00	1.00	2.30	11.06	12.51
SST SA American Century Inflation Protection Portfolio Class 1	7,982	11.19	11.37	89,914	0.00	0.40	0.80	6.19	6.61
SST SA American Century Inflation Protection Portfolio Class 3	22,973,892	10.94	11.06	281,243,517	0.00	1.00	2.30	4.36	5.72
SST SA Columbia Focused Value Portfolio Class 3	8,920	14.61	16.09	141,815	0.00	1.10	1.70	5.54	6.17
SST SA Multi-Managed Diversified Fixed Income Portfolio Class 3	15,098	11.03	11.69	173,797	0.00	1.10	1.70	5.76	6.40
SST SA Multi-Managed International Equity Portfolio Class 3	35,865	12.73	12.78	456,535	0.00	1.10	1.40	9.75	10.08
SST SA Multi-Managed Large Cap Growth Portfolio Class 3	28,601	22.17	25.49	664,303	0.00	1.10	1.70	45.95	46.83
SST SA Multi-Managed Large Cap Value Portfolio Class 3	15,246	13.35	14.03	207,849	0.00	1.10	1.40	-0.15	0.15
SST SA Multi-Managed Mid Cap Growth Portfolio Class 3	14,125	22.52	24.28	331,912	0.00	1.10	1.40	41.11	41.54
SST SA Multi-Managed Mid Cap Value Portfolio Class 3	24,148	13.06	14.01	331,011	0.00	1.10	1.40	3.98	4.29
SST SA Multi-Managed Small Cap Portfolio Class 3	16,366	13.19	15.34	248,212	0.00	1.10	1.70	10.00	10.66

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2020				For the Year Ended December 31, 2020
		Unit Value ($)(a)(f)		Net	Investment Income	Expense Ratio (%)(d)(f)		Total Return (%)(e)(f)

Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 1	18,048	14.33	14.41	258,736	0.00	0.40	0.55	13.44	13.61
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3	5,494,623	14.15	14.74	79,970,194	0.00	1.00	1.95	11.57	12.64
SST SA T. Rowe Price Growth Stock Portfolio Class 3	22,399	23.67	25.11	550,862	0.00	1.10	1.40	34.27	34.67
SAST SA AB Growth Portfolio Class 1	8,043,668	17.95	37.24	484,973,886	0.00	0.40	1.77	33.24	35.08
SAST SA AB Growth Portfolio Class 2	418,214	127.31	142.41	57,309,849	0.00	1.40	1.97	32.80	33.56
SAST SA AB Growth Portfolio Class 3	5,983,240	35.51	39.94	434,336,876	0.00	1.00	2.30	32.21	33.94
SAST SA AB Small & Mid Cap Value Portfolio Class 1	24,670	10.53	10.57	260,448	0.95	0.40	0.55	3.69	3.85
SAST SA AB Small & Mid Cap Value Portfolio Class 2	249,091	36.92	40.12	9,905,755	0.51	1.52	1.97	2.05	2.52
SAST SA AB Small & Mid Cap Value Portfolio Class 3	11,530,631	16.22	21.45	339,970,634	0.51	1.00	2.30	1.61	2.94
SAST SA American Funds Asset Allocation Portfolio Class 1	499,737	14.37	14.46	7,205,548	0.00	0.40	0.55	11.78	11.95
SAST SA American Funds Asset Allocation Portfolio Class 3	58,948,212	17.58	19.72	1,315,299,702	0.00	1.00	2.30	9.59	11.02
SAST SA American Funds Global Growth Portfolio Class 1	22,995	15.43	15.49	355,503	0.33	0.40	0.55	29.77	29.96
SAST SA American Funds Global Growth Portfolio Class 3	12,379,344	24.20	28.70	390,560,649	0.05	1.00	2.30	27.13	28.79
SAST SA American Funds Growth Portfolio Class 1	37,847	18.48	18.67	703,646	1.24	0.40	0.80	50.88	51.48
SAST SA American Funds Growth Portfolio Class 3	12,378,564	33.38	36.78	505,024,430	0.74	1.00	2.30	48.27	50.21
SAST SA American Funds Growth-Income Portfolio Class 1	42,180	13.35	13.50	566,945	2.37	0.40	0.80	12.56	13.02
SAST SA American Funds Growth-Income Portfolio Class 3	11,193,282	22.50	23.82	294,885,882	1.56	1.00	2.30	10.67	12.12
SAST SA American Funds VCP Managed Allocation Portfolio Class 1	18,777	13.56	13.64	255,238	0.00	0.40	0.55	8.97	9.14
SAST SA American Funds VCP Managed Allocation Portfolio Class 3	110,809,630	12.81	15.29	1,831,250,710	0.00	1.00	2.30	6.83	8.23
SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 3	252,549	10.64	10.65	2,687,779	0.38	1.15	1.55	6.37	6.47
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 1	1,262	12.41	12.53	15,820	0.07	0.55	0.80	4.97	5.24
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3	56,577,810	11.83	12.20	718,600,536	0.04	1.00	2.15	3.26	4.45
SAST SA DFA Ultra Short Bond Portfolio Class 1	2,235,611	10.14	11.24	26,367,723	1.60	0.80	1.77	-1.55	-0.59
SAST SA DFA Ultra Short Bond Portfolio Class 2	810,084	10.57	11.48	9,250,346	1.51	1.52	1.97	-1.89	-1.44
SAST SA DFA Ultra Short Bond Portfolio Class 3	20,099,544	7.68	9.46	186,228,871	1.61	1.00	2.30	-2.16	-0.88
SAST SA Emerging Markets Equity Index Portfolio Class 1	4,612	11.79	11.84	54,440	2.90	0.40	0.55	16.49	16.66
SAST SA Emerging Markets Equity Index Portfolio Class 3	432,633	11.36	11.57	4,965,623	2.21	1.00	1.70	14.91	15.71
SAST SA Federated Hermes Corporate Bond Portfolio Class 1	1,528,690	12.68	34.58	54,423,746	3.82	0.40	1.77	7.11	8.59
SAST SA Federated Hermes Corporate Bond Portfolio Class 2	496,567	32.50	35.35	17,417,780	3.65	1.52	1.97	6.73	7.21
SAST SA Federated Hermes Corporate Bond Portfolio Class 3	28,553,812	13.29	18.14	669,007,576	3.66	1.00	2.30	6.28	7.67
SAST SA Fidelity Institutional AM® International Growth Portfolio Class 1	16,203	13.53	13.62	220,030	0.28	0.40	0.80	21.65	22.14
SAST SA Fidelity Institutional AM® International Growth Portfolio Class 3	218,419	13.32	13.44	2,923,039	0.22	1.00	1.55	20.47	21.13
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1	404,338	12.34	39.81	16,881,043	1.72	0.40	1.77	-2.84	-1.50
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 2	104,429	37.44	40.69	4,197,208	1.62	1.52	1.97	-3.14	-2.70
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	7,232,081	12.88	14.16	149,769,614	1.58	1.00	2.30	-3.62	-2.36
SAST SA Fixed Income Index Portfolio Class 3	4,513,294	11.08	11.37	50,853,686	2.61	1.00	1.80	6.50	7.35
SAST SA Fixed Income Intermediate Index Portfolio Class 3	2,589,661	10.56	10.84	27,805,299	2.34	1.00	1.80	4.00	4.83
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 1	3,846,631	11.43	24.76	287,806,375	1.83	0.40	1.77	-3.00	-1.66
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 2	565,642	67.29	75.15	41,053,801	1.70	1.40	1.97	-3.36	-2.81
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 3	10,197,041	17.53	18.38	353,274,697	1.69	1.00	2.30	-3.78	-2.52
SAST SA Franklin Small Company Value Portfolio Class 3	7,145,579	16.79	19.21	145,226,411	0.94	1.00	2.30	2.58	3.93
SAST SA Franklin Systematic U.S. Large Cap Core Portfolio Class 3	148,983	11.69	11.74	1,746,447	2.30	1.15	1.55	8.04	8.47
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 1	654,164	13.75	37.66	25,471,589	2.01	0.40	1.77	5.62	7.08
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 2	142,746	35.51	38.54	5,455,665	1.89	1.52	1.97	5.24	5.72
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 3	4,220,974	21.58	29.11	140,064,294	2.05	1.00	2.30	4.78	6.15
SAST SA Franklin Tactical Opportunities Portfolio Class 1	2,934	12.29	12.35	36,114	1.32	0.40	0.55	7.86	8.02
SAST SA Franklin Tactical Opportunities Portfolio Class 3	4,343,112	11.75	12.02	51,712,492	1.21	1.00	1.70	6.42	7.17
SAST SA Global Index Allocation 60/40 Portfolio Class 1	10,023		12.33	123,562	1.51		0.40		11.33
SAST SA Global Index Allocation 60/40 Portfolio Class 3	4,216,976	11.83	12.05	50,439,709	1.65	1.00	1.70	9.58	10.35
SAST SA Global Index Allocation 75/25 Portfolio Class 1	8,770		12.37	108,504	1.82		0.55		11.91
SAST SA Global Index Allocation 75/25 Portfolio Class 3	3,722,086	11.84	12.14	44,860,171	1.40	1.00	1.95	10.05	11.10
SAST SA Global Index Allocation 90/10 Portfolio Class 1	232,434	12.27	12.41	2,879,426	0.00	0.40	0.80	11.57	12.01
SAST SA Global Index Allocation 90/10 Portfolio Class 3	14,172,789	11.90	12.12	170,618,894	0.00	1.00	1.70	10.27	11.04
SAST SA Goldman Sachs Global Bond Portfolio Class 1	803,649	12.16	15.82	20,210,493	0.61	0.40	1.77	9.88	11.39
SAST SA Goldman Sachs Global Bond Portfolio Class 2	201,256	22.65	24.58	4,905,058	0.44	1.52	1.97	9.42	9.91
SAST SA Goldman Sachs Global Bond Portfolio Class 3	14,480,643	11.17	12.41	223,898,433	0.37	1.00	2.30	9.02	10.44
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 1	601		12.42	7,466	0.32		0.40		11.09
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	1,812,483	11.72	12.09	21,698,611	0.16	1.00	1.95	9.09	10.13
SAST SA Index Allocation 60/40 Portfolio Class 1	28,243		14.18	400,576	2.54		0.55		13.06
SAST SA Index Allocation 60/40 Portfolio Class 3	10,780,791	13.43	13.80	147,252,762	1.39	1.00	1.70	11.57	12.36
SAST SA Index Allocation 80/20 Portfolio Class 1	159,038	14.75	14.98	2,372,599	0.00	0.40	0.80	13.75	14.21
SAST SA Index Allocation 80/20 Portfolio Class 3	18,624,911	13.97	14.50	267,057,432	0.00	1.00	1.95	12.22	13.29
SAST SA Index Allocation 90/10 Portfolio Class 1	298,279	15.05	15.29	4,527,135	0.00	0.40	0.80	13.80	14.25
SAST SA Index Allocation 90/10 Portfolio Class 3	52,322,336	14.26	14.79	765,969,462	0.00	1.00	1.95	12.26	13.33
SAST SA International Index Portfolio Class 1	93,663		10.98	1,028,607	2.02		0.55		6.99
SAST SA International Index Portfolio Class 3	882,464	10.92	11.17	9,744,596	2.52	1.00	1.70	5.55	6.29
SAST SA Invesco Growth Opportunities Portfolio Class 1	509,607	18.17	20.24	10,816,323	0.00	0.40	1.77	53.09	55.20
SAST SA Invesco Growth Opportunities Portfolio Class 2	201,567	19.01	20.70	4,135,294	0.00	1.52	1.97	52.63	53.32
SAST SA Invesco Growth Opportunities Portfolio Class 3	4,563,326	27.99	35.61	128,988,059	0.00	1.00	2.30	51.88	53.87
SAST SA Janus Focused Growth Portfolio Class 1	398,640	18.11	39.25	16,341,404	0.07	0.40	1.77	36.56	38.44
SAST SA Janus Focused Growth Portfolio Class 2	278,324	38.25	40.08	11,052,230	0.00	1.52	1.77	36.35	36.69
SAST SA Janus Focused Growth Portfolio Class 3	3,357,743	28.20	32.88	124,859,828	0.00	1.00	2.30	35.45	37.22
SAST SA JPMorgan Diversified Balanced Portfolio Class 1	1,462,725	13.88	18.30	48,818,655	2.02	0.40	1.77	12.33	13.88

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2020				For the Year Ended December 31, 2020
		Unit Value ($)(a)(f)		Net	Investment Income	Expense Ratio (%)(d)(f)		Total Return (%)(e)(f)

Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
SAST SA JPMorgan Diversified Balanced Portfolio Class 2	355,743	30.50	33.14	11,702,420	1.99	1.52	1.97	11.98	12.48
SAST SA JPMorgan Diversified Balanced Portfolio Class 3	6,985,288	16.88	19.18	160,520,047	1.89	1.00	2.30	11.44	12.90
SAST SA JPMorgan Emerging Markets Portfolio Class 1	781,896	11.39	23.27	18,907,131	1.63	0.40	1.77	14.36	15.94
SAST SA JPMorgan Emerging Markets Portfolio Class 2	141,152	21.87	23.78	3,327,141	1.59	1.52	1.97	14.04	14.55
SAST SA JPMorgan Emerging Markets Portfolio Class 3	6,235,251	12.61	13.14	109,265,509	1.55	1.00	2.30	13.47	14.95
SAST SA JPMorgan Equity-Income Portfolio Class 1	1,653,085	12.69	21.75	115,656,661	1.86	0.40	1.77	1.41	2.80
SAST SA JPMorgan Equity-Income Portfolio Class 2	137,898	64.23	69.95	9,529,882	1.70	1.52	1.97	1.04	1.50
SAST SA JPMorgan Equity-Income Portfolio Class 3	5,449,884	19.59	21.08	147,195,917	1.79	1.00	2.30	0.60	1.92
SAST SA JPMorgan Global Equities Portfolio Class 1	947,103	11.52	36.24	35,885,305	1.34	0.40	1.77	7.84	9.33
SAST SA JPMorgan Global Equities Portfolio Class 2	86,303	34.17	37.98	3,189,923	1.14	1.40	1.97	7.52	8.13
SAST SA JPMorgan Global Equities Portfolio Class 3	1,538,089	15.29	16.18	31,928,957	1.20	1.00	2.30	7.07	8.47
SAST SA JPMorgan Large Cap Core Portfolio Class 1	510,443	47.86	50.33	25,650,907	0.99	1.52	1.77	11.39	11.67
SAST SA JPMorgan Large Cap Core Portfolio Class 2	77,147	44.93	48.91	3,746,158	0.86	1.52	1.97	11.00	11.50
SAST SA JPMorgan Large Cap Core Portfolio Class 3	2,031,409	21.46	23.06	62,535,157	0.79	1.00	2.30	10.57	12.02
SAST SA JPMorgan MFS Core Bond Portfolio Class 1	1,324,035	12.05	31.69	43,561,320	2.62	0.40	1.77	6.47	7.94
SAST SA JPMorgan MFS Core Bond Portfolio Class 2	255,345	30.77	32.30	8,179,522	2.57	1.52	1.77	6.35	6.62
SAST SA JPMorgan MFS Core Bond Portfolio Class 3	37,871,230	11.59	14.18	679,970,837	2.31	1.00	2.30	5.75	7.13
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1	1,094,902	19.06	26.96	51,180,962	0.16	0.40	1.77	45.94	47.95
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 2	422,969	42.44	47.35	19,320,337	0.04	1.40	1.97	45.42	46.25
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3	3,420,184	31.93	41.89	156,629,503	0.00	1.00	2.30	44.82	46.71
SAST SA Large Cap Growth Index Portfolio Class 1	42,752		16.52	706,297	1.29		0.55		31.80
SAST SA Large Cap Growth Index Portfolio Class 3	827,622	15.92	16.22	13,324,788	1.17	1.00	1.70	29.97	30.88
SAST SA Large Cap Index Portfolio Class 1	90,768		15.10	1,370,570	1.40		0.80		25.98
SAST SA Large Cap Index Portfolio Class 3	2,018,436	14.55	14.88	29,679,013	1.48	1.00	1.70	15.75	16.56
SAST SA Large Cap Value Index Portfolio Class 1	39,742		12.34	490,352	1.93		0.55		0.80
SAST SA Large Cap Value Index Portfolio Class 3	858,020	11.89	12.11	10,311,984	2.31	1.00	1.70	-0.59	0.11
SAST SA MFS Blue Chip Growth Portfolio Class 1	486,334	16.02	19.09	9,800,833	0.58	0.55	1.77	28.39	29.97
SAST SA MFS Blue Chip Growth Portfolio Class 2	189,687	18.62	19.55	3,672,812	0.43	1.52	1.77	28.18	28.50
SAST SA MFS Blue Chip Growth Portfolio Class 3	3,956,011	27.60	29.31	107,426,719	0.35	1.00	2.30	27.35	29.01
SAST SA MFS Massachusetts Investors Trust Portfolio Class 1	738,301	28.55	65.42	48,040,815	0.63	1.52	1.77	12.33	12.61
SAST SA MFS Massachusetts Investors Trust Portfolio Class 2	125,446	58.71	63.63	7,917,379	0.46	1.52	1.97	11.91	12.41
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	6,329,480	22.09	26.17	227,162,662	0.39	1.00	2.30	11.44	12.90
SAST SA MFS Total Return Portfolio Class 1	1,987,685	13.52	23.69	103,562,085	1.87	0.40	1.77	7.68	9.16
SAST SA MFS Total Return Portfolio Class 2	443,751	47.70	51.86	22,739,885	1.72	1.52	1.97	7.28	7.76
SAST SA MFS Total Return Portfolio Class 3	7,074,620	16.04	17.69	196,539,083	1.70	1.00	2.30	6.83	8.23
SAST SA Mid Cap Index Portfolio Class 1	4,755		12.52	59,516	0.73		0.55		12.58
SAST SA Mid Cap Index Portfolio Class 3	1,406,376	12.26	12.64	17,620,112	1.15	1.00	1.95	10.71	11.77
SAST SA Morgan Stanley International Equities Portfolio Class 1	1,416,342	17.25	18.13	25,662,058	1.67	1.52	1.77	9.54	9.82
SAST SA Morgan Stanley International Equities Portfolio Class 2	515,644	16.24	17.63	9,014,017	1.54	1.52	1.97	9.20	9.69
SAST SA Morgan Stanley International Equities Portfolio Class 3	6,970,282	11.89	12.78	108,013,336	1.50	1.00	2.30	8.78	10.20
SAST SA PIMCO RAE International Value Portfolio Class 1	5,360	9.02	9.05	48,517	2.02	0.40	0.55	44.04	44.21
SAST SA PIMCO RAE International Value Portfolio Class 2	513,021	17.03	18.75	9,562,305	2.16	1.52	1.97	-5.19	-4.76
SAST SA PIMCO RAE International Value Portfolio Class 3	24,386,336	9.43	10.33	321,524,141	2.21	1.00	2.30	-5.59	-4.36
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3	77,128,993	12.69	14.07	1,152,027,244	0.44	1.00	2.15	6.35	7.58
SAST SA PineBridge High-Yield Bond Portfolio Class 1	948,715	35.73	37.51	35,528,112	5.63	1.52	1.77	6.17	6.44
SAST SA PineBridge High-Yield Bond Portfolio Class 2	199,881	33.47	36.44	7,207,823	5.41	1.52	1.97	5.78	6.26
SAST SA PineBridge High-Yield Bond Portfolio Class 3	4,114,892	13.82	16.07	91,875,184	5.24	1.00	2.30	5.38	6.76
SAST SA Putnam International Growth and Income Portfolio Class 1	1,184,728	10.15	12.23	21,003,045	2.05	0.40	1.77	1.93	3.33
SAST SA Putnam International Growth and Income Portfolio Class 2	255,641	16.08	17.42	4,408,176	1.92	1.52	1.97	1.53	1.99
SAST SA Putnam International Growth and Income Portfolio Class 3	5,754,373	11.64	15.40	86,782,737	1.95	1.10	2.17	1.24	2.33
SAST SA Schroders VCP Global Allocation Portfolio Class 1	16,499	12.00	12.07	198,522	0.15	0.40	0.55	0.03	0.18
SAST SA Schroders VCP Global Allocation Portfolio Class 3	42,063,994	11.37	12.12	530,611,542	0.11	1.00	2.15	-1.76	-0.63
SAST SA Small Cap Index Portfolio Class 1	4,813	12.88	12.93	62,162	0.78	0.40	0.55	18.72	18.90
SAST SA Small Cap Index Portfolio Class 3	1,262,051	12.49	12.88	16,100,480	0.76	1.00	1.95	16.78	17.89
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 1	26,164	14.00	14.07	367,185	0.94	0.40	0.55	16.64	16.82
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3	21,160,920	13.28	13.70	287,192,895	0.63	1.00	1.95	14.79	15.88
SAST SA T. Rowe Price VCP Balanced Portfolio Class 1	6,824		14.15	96,545	0.12		0.55		8.55
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3	91,192,522	13.24	14.17	1,345,249,965	0.09	1.00	2.15	6.55	7.78
SAST SA VCP Dynamic Allocation Portfolio Class 1	17,949	14.55	14.69	263,683	1.27	0.55	0.80	12.47	12.76
SAST SA VCP Dynamic Allocation Portfolio Class 3	499,263,211	13.75	16.23	8,647,437,517	1.10	1.00	2.15	10.69	11.97
SAST SA VCP Dynamic Strategy Portfolio Class 1	14,360		13.98	200,804	1.30		0.55		9.87
SAST SA VCP Dynamic Strategy Portfolio Class 3	329,793,617	13.16	15.41	5,410,012,413	1.12	1.00	2.15	7.85	9.10
SAST SA VCP Index Allocation Portfolio Class 1	4,968		12.66	62,882	1.26		0.55		9.79
SAST SA VCP Index Allocation Portfolio Class 3	29,899,655	12.00	12.37	366,609,483	1.12	1.00	1.95	5.62	6.63
SAST SA Wellington Capital Appreciation Portfolio Class 1	1,871,273	20.04	65.89	510,908,666	0.00	0.40	1.77	61.65	63.88
SAST SA Wellington Capital Appreciation Portfolio Class 2	259,140	231.56	254.28	63,951,978	0.00	1.40	1.97	61.08	62.00
SAST SA Wellington Capital Appreciation Portfolio Class 3	7,342,843	38.71	55.66	653,285,491	0.00	1.00	2.30	60.39	62.49
SAST SA Wellington Government and Quality Bond Portfolio Class 1	2,550,102	11.66	15.38	66,157,852	2.04	0.40	1.77	5.23	6.68
SAST SA Wellington Government and Quality Bond Portfolio Class 2	996,407	21.18	23.05	22,783,188	1.90	1.52	1.97	4.84	5.31
SAST SA Wellington Government and Quality Bond Portfolio Class 3	30,405,044	11.32	12.04	491,521,902	1.77	1.00	2.30	4.45	5.81
SAST SA Wellington Strategic Multi-Asset Portfolio Class 1	186,983	14.42	84.25	15,598,325	1.03	0.40	1.40	16.48	17.65
SAST SA Wellington Strategic Multi-Asset Portfolio Class 3	5,287,566	13.86	14.28	74,574,145	0.87	1.00	1.70	15.81	16.63
VALIC Company I International Equities Index Fund	400,708	12.48	12.50	5,002,670	2.46	1.10	1.40	5.89	6.20

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2020				For the Year Ended December 31, 2020
		Unit Value ($)(a)(f)		Net	Investment Income	Expense Ratio (%)(d)(f)		Total Return (%)(e)(f)

Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
VALIC Company I International Socially Responsible Fund	85,339	14.93	15.64	1,317,149	1.58	1.10	1.40	6.86	7.18
VALIC Company I Mid Cap Index Fund	284,130	15.77	17.06	4,725,038	1.30	1.10	1.40	11.72	12.06
VALIC Company I Nasdaq-100 Index Fund	156,659	26.62	30.75	4,669,986	0.71	1.10	1.70	45.45	46.33
VALIC Company I Small Cap Index Fund	195,115	15.11	18.01	3,367,947	1.47	1.10	1.70	17.47	18.18
VALIC Company I Stock Index Fund	683,590	17.73	19.75	13,363,680	1.82	1.10	1.70	16.00	16.70

	December 31, 2019				For the Year Ended December 31, 2019
		Unit Value ($)(a)(f)		Net	Investment Income	Ratio (%)(d)(f)		Return (%)(e)(f)

Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
American Funds IS American High-Income Trust Class 3	86,755	112.18	114.68	9,943,126	6.29	1.30	1.40	11.13	11.24
American Funds IS Asset Allocation Fund Class 2	1,809,711	30.33	31.66	57,171,522	1.89	1.52	1.77	19.11	19.40
American Funds IS Asset Allocation Fund Class 3	335,951	94.92	97.05	32,568,686	1.95	1.30	1.40	19.62	19.74
American Funds IS Capital Income Builder Class 4	255,292	11.04	11.76	2,991,457	2.65	1.10	1.70	15.64	16.33
American Funds IS Global Growth Fund Class 2	3,570,927	47.70	51.57	182,820,869	1.15	1.52	1.97	32.64	33.24
American Funds IS Growth Fund Class 2	5,200,117	49.82	53.84	277,857,246	0.76	1.52	1.97	28.22	28.80
American Funds IS Growth Fund Class 3	423,601	493.36	504.42	213,513,707	0.80	1.30	1.40	29.05	29.18
American Funds IS Growth-Income Fund Class 2	6,751,478	38.65	41.80	280,061,420	1.74	1.52	1.97	23.68	24.23
American Funds IS Growth-Income Fund Class 3	495,490	309.16	316.09	156,436,658	1.71	1.30	1.40	24.48	24.61
American Funds IS International Fund Class 3	324,691	74.52	76.20	24,711,467	1.46	1.30	1.40	21.34	21.46
American Funds IS U.S. Government Securities Fund Class 3	210,176	41.06	41.99	8,817,779	2.03	1.30	1.40	4.02	4.13
American Funds IS Ultra-Short Bond Fund Class 3	160,843	19.38	19.81	3,185,378	1.53	1.30	1.40	0.34	0.44
BlackRock 60/40 Target Allocation ETF V.I. Fund Class III	41,833	11.89	12.82	526,932	1.94	1.10	1.70	19.18	19.90
BlackRock Global Allocation V.I. Fund Class III	194,319	11.13	11.94	2,259,020	1.22	1.10	1.70	15.77	16.47
Columbia VP Dividend Opportunity Fund Class 1	79,850	20.80	21.81	1,733,097	0.00	1.52	1.77	21.89	22.20
Columbia VP Emerging Markets Bond Fund Class 2	7,194	11.18	11.50	82,748	4.90	1.10	1.70	10.20	10.86
Columbia VP Income Opportunities Fund Class 1	324,107	25.70	28.45	9,044,133	5.16	1.52	2.17	13.97	14.71
Columbia VP Large Cap Growth Fund Class 1	1,371,329	16.32	16.71	22,834,005	0.00	1.52	2.17	32.98	33.85
Columbia VP Limited Duration Credit Fund Class 2	24,093	10.38	10.48	252,571	2.14	1.10	1.35	6.03	6.29
Columbia VP Overseas Core Fund Class 2	105,260	12.17	12.28	1,291,650	1.86	1.52	1.77	22.95	23.26
Columbia VP Select Mid Cap Growth Opportunity Fund Class 1	16,242	22.93	25.76	410,783	0.00	1.52	1.77	32.81	33.14
Columbia VP Small Company Growth Fund Class 1	25,887	30.29	31.77	816,586	0.00	1.52	1.77	38.23	38.57
CTIVP® Principal Blue Chip Growth Fund Class 1	109,440	16.92	17.07	1,866,835	0.00	1.52	1.77	29.44	29.77
Delaware Ivy VIP Asset Strategy Class II	36,513	10.77	11.45	411,737	2.08	1.10	1.70	19.73	20.45
FTVIP Franklin Allocation VIP Fund Class 2	2,572,405	13.62	13.71	38,493,610	3.56	1.00	2.30	17.13	18.67
FTVIP Franklin Income VIP Fund Class 1	80,733		11.14	899,638	0.00		0.55		15.78
FTVIP Franklin Income VIP Fund Class 2	7,738,838	13.30	14.68	125,198,641	5.43	1.00	2.30	13.42	14.90
FTVIP Franklin Strategic Income VIP Fund Class 2	83,482	10.38	10.69	880,330	5.11	1.10	1.70	6.23	6.87
Goldman Sachs VIT Government Money Market Fund Institutional Shares	136,994		10.30	1,410,896	0.67		0.55		1.57
Goldman Sachs VIT Government Money Market Fund Service Shares	8,749,130	9.68	9.98	86,588,911	1.80	1.10	1.95	-0.09	0.76
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Advisor Shares	90,328	9.08	9.40	845,973	2.54	1.10	1.40	7.09	7.42
Goldman Sachs VIT Trend Driven Allocation Fund Service Shares	5,480	10.76	11.47	62,596	1.40	1.10	1.35	10.44	10.71
Invesco V.I. American Franchise Fund Series II	1,011,279	22.25	26.71	28,605,004	0.00	1.00	2.30	33.33	35.07
Invesco V.I. Balanced-Risk Allocation Fund Series II	87,982	11.57	12.08	1,051,526	0.00	1.10	1.40	13.29	13.63
Invesco V.I. Comstock Fund Series I	1,300	10.94	10.96	14,253	1.76	0.40	0.55	24.61	24.80
Invesco V.I. Comstock Fund Series II	12,306,463	16.52	18.43	281,503,714	1.67	1.00	2.30	22.10	23.70
Invesco V.I. Growth and Income Fund Series I	83,027		10.85	900,815	0.00		0.55		24.50
Invesco V.I. Growth and Income Fund Series II	15,748,687	16.38	18.39	381,758,846	1.54	1.10	2.30	22.01	23.48
Lord Abbett Bond Debenture Portfolio Class VC	122,864	11.58	12.45	1,518,906	4.30	1.10	1.70	11.44	12.11
Lord Abbett Fundamental Equity Portfolio Class VC	23,977	13.13	13.75	328,226	1.31	1.10	1.40	19.83	20.19
Lord Abbett Growth and Income Portfolio Class VC	8,136,695	11.47	16.22	169,605,470	1.65	0.55	2.30	19.71	21.82
Lord Abbett Mid Cap Stock Portfolio Class VC	553,830	22.85	23.88	13,188,768	0.91	1.52	1.77	20.49	20.79
Lord Abbett Short Duration Income Portfolio Class VC	187,303	10.30	10.64	1,982,979	3.43	1.10	1.70	3.28	3.91
Morgan Stanley VIF Global Infrastructure Portfolio Class II	100,799	11.53	12.56	1,248,455	2.61	1.10	1.70	25.71	26.47
Neuberger Berman AMT US Equity Index PutWrite Strategy Portfolio Class S	91,808	10.07	10.18	929,308	0.16	1.10	1.40	13.66	14.00
PIMCO All Asset Portfolio Advisor Class	4,606	11.19	11.25	51,833	2.75	1.10	1.35	10.25	10.52
PIMCO Dynamic Bond Portfolio Advisor Class	91,734	10.48	10.77	982,607	4.32	1.10	1.70	3.06	3.68
PIMCO Emerging Markets Bond Portfolio Advisor Class	45,361	11.63	11.99	508,840	3.13	1.10	1.70	12.72	13.39
PIMCO Total Return Portfolio Advisor Class	515,832	9.88	10.01	5,146,833	0.26	1.00	1.80	-1.23	-1.04
PIMCO Total Return Portfolio Institutional Class	1,603		9.91	15,890	0.02		0.55		-0.88
PVC Core Plus Bond Account Class 1	464,938	10.27	10.30	4,787,195	3.16	1.40	1.95	2.70	3.03
PVC Diversified International Account Class 1	112,678	8.05	9.23	1,005,217	1.86	1.40	1.95	20.16	20.98
PVC Equity Income Account Class 1	504,077	22.32	24.03	11,997,413	1.94	1.40	1.80	26.78	27.29
PVC Equity Income Account Class 2	336,472	20.73	21.55	7,355,773	1.68	1.52	1.95	26.29	26.84
PVC Government & High Quality Bond Account Class 1	259,792	7.84	9.08	2,254,221	3.37	1.40	1.95	4.30	4.97
PVC Large Cap Growth Account I Class 1	98,902	11.39	11.43	1,129,251	0.05	1.40	1.95	13.90	14.26
PVC MidCap Account Class 1	56,680	32.03	34.46	1,918,421	0.30	1.40	1.80	40.55	41.11
PVC MidCap Account Class 2	30,850	29.70	31.94	977,998	0.05	1.55	1.95	39.97	40.53
PVC Principal Capital Appreciation Account Class 1	313,945	31.04	33.41	10,425,512	1.65	1.40	1.80	30.12	30.64
PVC Principal Capital Appreciation Account Class 2	72,996	28.75	30.92	2,237,508	1.45	1.55	1.95	29.55	30.07
PVC Real Estate Securities Account Class 1	10,391	39.53	42.38	439,148	1.90	1.40	1.80	28.92	29.44

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2019				For the Year Ended December 31, 2019
		Unit Value ($)(a)(f)		Net	Investment Income	Ratio (%)(d)(f)		Return (%)(e)(f)

Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
PVC Real Estate Securities Account Class 2	6,344	38.91	40.31	254,168	1.72	1.55	1.70	28.73	28.92
PVC SAM Balanced Portfolio Class 1	1,561,087	17.69	19.05	28,914,650	2.54	1.40	1.80	17.87	18.34
PVC SAM Balanced Portfolio Class 2	1,422,112	16.51	17.85	25,048,816	2.36	1.52	1.95	17.43	17.93
PVC SAM Conservative Balanced Portfolio Class 1	222,379	11.79	12.68	2,744,189	2.91	1.40	1.80	13.82	14.27
PVC SAM Conservative Balanced Portfolio Class 2	273,260	11.00	16.57	3,229,240	2.70	1.52	1.95	13.43	13.92
PVC SAM Conservative Growth Portfolio Class 1	639,897	19.63	21.12	13,152,696	1.77	1.40	1.80	21.85	22.33
PVC SAM Conservative Growth Portfolio Class 2	709,567	18.25	19.69	13,765,197	1.65	1.52	1.95	21.30	21.82
PVC SAM Flexible Income Portfolio Class 1	373,924	12.92	13.93	5,070,782	3.52	1.40	1.80	11.23	11.67
PVC SAM Flexible Income Portfolio Class 2	410,351	12.08	16.04	5,308,046	3.46	1.52	1.95	10.79	11.27
PVC SAM Strategic Growth Portfolio Class 1	132,458	21.96	23.60	3,065,908	1.63	1.40	1.80	25.17	25.67
PVC SAM Strategic Growth Portfolio Class 2	244,621	20.42	22.10	5,288,289	1.27	1.52	1.95	24.68	25.22
PVC Short-Term Income Account Class 1	244,375	7.08	8.11	1,881,407	2.95	1.40	1.95	2.69	3.24
PVC SmallCap Account Class 1	33,447	14.67	15.77	512,880	0.34	1.40	1.80	25.13	25.63
PVC SmallCap Account Class 2	23,256	13.66	14.64	338,868	0.10	1.55	1.95	24.67	25.17
SST SA Allocation Balanced Portfolio Class 1	2,048		12.08	24,734	1.76		0.40		15.85
SST SA Allocation Balanced Portfolio Class 3	8,162,392	11.51	15.27	137,159,809	1.64	1.00	2.30	13.39	14.87
SST SA Allocation Growth Portfolio Class 1	12,483		13.03	162,673	0.06		0.55		23.01
SST SA Allocation Growth Portfolio Class 3	7,687,856	12.32	17.77	149,067,081	0.01	1.00	2.15	20.88	22.28
SST SA Allocation Moderate Growth Portfolio Class 1	37,052	12.66	12.72	470,020	2.99	0.40	0.55	20.26	20.44
SST SA Allocation Moderate Growth Portfolio Class 3	11,933,954	12.02	16.16	211,845,107	1.43	0.00	0.00	0.00	0.00
SST SA Allocation Moderate Portfolio Class 1	8,207		12.50	102,616	1.65	0.00	0.00	0.00	0.00
SST SA Allocation Moderate Portfolio Class 3	10,496,530	11.84	15.94	183,837,816	1.48	0.00	0.00	0.00	0.00
SST SA American Century Inflation Protection Portfolio Class 1	7,266	10.54	10.66	76,944	0.33	0.00	0.00	0.00	0.00
SST SA American Century Inflation Protection Portfolio Class 3	23,408,737	10.35	10.60	271,949,055	0.32	0.00	0.00	0.00	0.00
SST SA Columbia Focused Value Portfolio Class 3	10,899	13.84	15.15	162,202	0.47	0.00	0.00	0.00	0.00
SST SA Multi-Managed Diversified Fixed Income Portfolio Class 3	14,207	10.60	10.99	153,932	2.52	0.00	0.00	0.00	0.00
SST SA Multi-Managed International Equity Portfolio Class 3	41,997	11.60	11.61	486,111	3.09	0.00	0.00	0.00	0.00
SST SA Multi-Managed Large Cap Growth Portfolio Class 3	10,189	16.30	17.36	171,501	0.22	0.00	0.00	0.00	0.00
SST SA Multi-Managed Large Cap Value Portfolio Class 3	13,710	13.37	14.01	186,918	2.04	1.10	1.40	26.63	27.01
SST SA Multi-Managed Mid Cap Growth Portfolio Class 3	27,502	15.96	17.16	462,023	0.00	1.10	1.40	33.87	34.27
SST SA Multi-Managed Mid Cap Value Portfolio Class 3	26,584	12.56	13.43	350,260	1.10	1.10	1.40	23.33	23.70
SST SA Multi-Managed Small Cap Portfolio Class 3	18,037	11.99	13.86	247,120	0.00	1.10	1.70	22.15	22.88
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 1	19,996	12.63	12.69	252,656	1.41	0.40	0.55	19.45	19.63
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3	5,164,089	12.68	13.08	66,911,477	1.29	1.00	1.95	17.49	18.62
SST SA T. Rowe Price Growth Stock Portfolio Class 3	24,882	16.02	18.64	455,424	0.00	1.10	1.70	27.85	28.62
SAST SA AB Growth Portfolio Class 1	9,156,462	13.25	27.95	418,161,337	0.00	0.55	1.77	32.51	34.13
SAST SA AB Growth Portfolio Class 2	475,058	95.87	106.63	48,812,760	0.00	1.40	1.97	32.05	32.80
SAST SA AB Growth Portfolio Class 3	5,989,180	26.51	30.21	353,127,185	0.00	1.00	2.30	31.49	33.21
SAST SA AB Small & Mid Cap Value Portfolio Class 1	4,069	10.16	10.18	41,424	0.00	0.40	0.55	19.30	19.48
SAST SA AB Small & Mid Cap Value Portfolio Class 2	270,468	36.18	39.14	10,502,610	0.00	1.52	1.97	17.45	17.98
SAST SA AB Small & Mid Cap Value Portfolio Class 3	11,897,460	15.75	21.11	343,498,739	0.00	1.00	2.30	17.00	18.53
SAST SA American Funds Asset Allocation Portfolio Class 1	335,415	12.86	12.91	4,319,030	2.91	0.40	0.55	20.55	20.73
SAST SA American Funds Asset Allocation Portfolio Class 3	52,222,684	15.83	18.00	1,050,321,294	1.80	1.00	2.30	18.16	19.70
SAST SA American Funds Global Growth Portfolio Class 1	7,673	11.89	11.92	91,415	0.74	0.40	0.55	34.53	34.73
SAST SA American Funds Global Growth Portfolio Class 3	14,755,988	18.79	22.57	362,404,927	0.80	1.00	2.30	31.86	33.59
SAST SA American Funds Growth Portfolio Class 1	13,028	12.24	12.33	160,128	0.00	0.40	0.80	29.71	30.23
SAST SA American Funds Growth Portfolio Class 3	12,907,285	22.22	24.81	350,406,252	0.00	1.00	2.30	27.43	29.09
SAST SA American Funds Growth-Income Portfolio Class 1	13,323	11.91	11.94	158,760	0.00	0.40	0.55	25.48	25.67
SAST SA American Funds Growth-Income Portfolio Class 3	10,983,835	20.07	21.53	258,117,453	0.00	1.00	2.30	22.89	24.50
SAST SA American Funds VCP Managed Allocation Portfolio Class 1	10,419	12.44	12.50	130,006	0.75	0.40	0.55	18.16	18.34
SAST SA American Funds VCP Managed Allocation Portfolio Class 3	112,600,523	11.84	14.47	1,724,612,450	0.27	1.00	2.15	15.97	17.31
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 1	1,231	11.82	11.91	14,658	1.12	0.55	0.80	15.07	15.36
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3	58,117,412	11.33	11.82	708,855,120	0.82	1.00	2.15	13.23	14.54
SAST SA DFA Ultra Short Bond Portfolio Class 1	2,263,791	10.20	11.42	27,055,774	1.66	0.80	1.77	0.48	1.46
SAST SA DFA Ultra Short Bond Portfolio Class 2	866,109	10.78	11.65	10,017,094	1.50	1.52	1.97	0.16	0.61
SAST SA DFA Ultra Short Bond Portfolio Class 3	15,775,900	7.84	9.55	150,074,756	1.83	1.00	2.30	-0.33	0.98
SAST SA Emerging Markets Equity Index Portfolio Class 1	1,447	10.12	10.15	14,683	0.00	0.40	0.55	18.04	18.22
SAST SA Emerging Markets Equity Index Portfolio Class 3	219,368	9.89	9.99	2,181,903	0.00	1.10	1.70	16.39	17.09
SAST SA Federated Hermes Corporate Bond Portfolio Class 1	1,670,568	11.67	32.29	55,496,983	4.77	0.40	1.77	12.86	14.42
SAST SA Federated Hermes Corporate Bond Portfolio Class 2	549,723	30.45	32.97	17,981,049	4.12	1.52	1.97	12.45	12.96
SAST SA Federated Hermes Corporate Bond Portfolio Class 3	26,537,731	12.34	17.06	590,433,063	5.03	1.00	2.30	11.99	13.45
SAST SA Fidelity Institutional AM® International Growth Portfolio Class 1	4,961	11.12	11.14	55,236	0.39	0.55	0.80	11.22	11.40
SAST SA Fidelity Institutional AM® International Growth Portfolio Class 3	84,747	11.06	11.10	938,721	0.30	1.00	1.55	10.57	10.98
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1	469,192	12.50	40.97	20,147,628	2.39	0.55	1.77	24.00	25.52
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 2	112,600	38.66	41.82	4,652,649	2.24	1.52	1.97	23.54	24.10
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	6,981,944	13.37	14.50	151,160,749	1.99	1.00	2.30	23.10	24.71
SAST SA Fixed Income Index Portfolio Class 3	1,998,053	10.41	10.59	21,021,148	0.22	1.00	1.80	6.86	7.72
SAST SA Fixed Income Intermediate Index Portfolio Class 3	1,711,873	10.16	10.34	17,592,037	0.17	1.00	1.80	4.09	4.92
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 1	4,305,832	25.53	79.12	331,917,040	2.02	1.40	1.77	23.48	23.94
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 2	600,657	69.63	77.33	44,937,837	1.76	1.40	1.97	23.09	23.80
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 3	9,987,562	17.86	19.10	362,183,792	1.84	1.10	2.30	22.54	24.01
SAST SA Franklin Small Company Value Portfolio Class 3	7,386,700	16.15	18.73	144,933,900	0.71	1.00	2.30	23.31	24.92
SAST SA Franklin Systematic U.S. Large Cap Core Portfolio Class 3	10,549	10.82	10.83	114,199	0.32	1.15	1.30	8.22	8.26

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2019				For the Year Ended December 31, 2019
		Unit Value ($)(a)(f)		Net	Investment Income	Ratio (%)(d)(f)		Return (%)(e)(f)

Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 1	754,109	12.85	35.66	27,939,538	2.50	0.40	1.77	22.60	24.29
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 2	165,317	33.74	36.46	5,976,602	2.26	1.52	1.97	22.20	22.75
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 3	3,799,420	20.33	27.78	118,452,677	2.45	1.00	2.30	21.67	23.27
SAST SA Franklin Tactical Opportunities Portfolio Class 1	2,915	11.40	11.44	33,249	1.66	0.40	0.55	17.98	18.15
SAST SA Franklin Tactical Opportunities Portfolio Class 3	3,590,758	11.04	11.22	40,007,611	1.77	1.00	1.70	16.29	17.11
SAST SA Global Index Allocation 60/40 Portfolio Class 3	2,909,112	10.79	10.92	31,616,986	0.00	1.00	1.70	15.88	16.70
SAST SA Global Index Allocation 75/25 Portfolio Class 1	5,217		11.06	57,683	0.00		0.55		20.06
SAST SA Global Index Allocation 75/25 Portfolio Class 3	2,902,786	10.76	10.93	31,581,446	0.00	1.00	1.95	18.05	19.18
SAST SA Global Index Allocation 90/10 Portfolio Class 1	71,789	11.00	11.08	793,997	0.00	0.40	0.80	22.28	22.77
SAST SA Global Index Allocation 90/10 Portfolio Class 3	11,822,681	10.79	10.92	128,518,535	0.00	1.00	1.70	20.92	21.77
SAST SA Goldman Sachs Global Bond Portfolio Class 1	848,448	10.87	14.39	19,392,656	0.00	0.55	1.77	4.99	6.28
SAST SA Goldman Sachs Global Bond Portfolio Class 2	223,280	20.70	22.37	4,953,642	0.00	1.52	1.97	4.65	5.12
SAST SA Goldman Sachs Global Bond Portfolio Class 3	14,671,530	10.11	11.38	207,424,846	0.00	1.00	2.30	4.18	5.55
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 1	655		11.18	7,326	2.12		0.40		18.59
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	1,627,092	10.74	10.97	17,736,976	2.46	1.00	1.95	16.52	17.63
SAST SA Index Allocation 60/40 Portfolio Class 1	3,171		12.54	39,778	0.00		0.55		19.25
SAST SA Index Allocation 60/40 Portfolio Class 3	9,054,020	12.04	12.29	110,358,370	0.00	1.00	1.70	17.55	18.38
SAST SA Index Allocation 80/20 Portfolio Class 1	131,476	13.06	13.12	1,718,802	0.00	0.40	0.55	23.21	23.40
SAST SA Index Allocation 80/20 Portfolio Class 3	16,349,098	12.45	12.80	207,511,352	0.00	1.00	1.95	21.26	22.42
SAST SA Index Allocation 90/10 Portfolio Class 1	200,686	13.32	13.38	2,676,320	0.00	0.40	0.55	25.22	25.41
SAST SA Index Allocation 90/10 Portfolio Class 3	45,263,528	12.70	13.05	586,183,530	0.00	1.00	1.95	23.11	24.28
SAST SA International Index Portfolio Class 1	91,502		10.26	939,193	0.00		0.55		20.53
SAST SA International Index Portfolio Class 3	376,044	10.35	10.48	3,924,596	0.10	1.15	1.70	18.81	19.47
SAST SA Invesco Growth Opportunities Portfolio Class 1	584,174	11.68	13.22	8,080,815	0.00	0.55	1.77	26.71	28.26
SAST SA Invesco Growth Opportunities Portfolio Class 2	226,469	12.46	13.50	3,030,330	0.00	1.52	1.97	26.18	26.74
SAST SA Invesco Growth Opportunities Portfolio Class 3	6,464,009	18.19	23.45	118,572,053	0.00	1.00	2.30	25.77	27.41
SAST SA Janus Focused Growth Portfolio Class 1	461,291	13.08	28.75	13,853,744	0.02	0.40	1.77	33.83	35.67
SAST SA Janus Focused Growth Portfolio Class 2	307,301	28.05	29.32	8,931,106	0.00	1.52	1.77	33.65	33.98
SAST SA Janus Focused Growth Portfolio Class 3	3,558,899	20.56	24.27	96,873,773	0.00	1.00	2.30	32.86	34.60
SAST SA JPMorgan Diversified Balanced Portfolio Class 1	1,606,841	12.19	16.29	48,023,385	1.97	0.40	1.77	16.88	18.49
SAST SA JPMorgan Diversified Balanced Portfolio Class 2	359,583	27.24	29.46	10,532,417	1.30	1.52	1.97	16.49	17.01
SAST SA JPMorgan Diversified Balanced Portfolio Class 3	7,156,898	14.95	17.21	146,452,520	2.08	1.00	2.30	16.02	17.54
SAST SA JPMorgan Emerging Markets Portfolio Class 1	878,658	9.83	20.35	18,695,795	2.95	0.40	1.77	19.01	20.65
SAST SA JPMorgan Emerging Markets Portfolio Class 2	147,875	19.18	20.76	3,042,380	2.86	1.52	1.97	18.51	19.05
SAST SA JPMorgan Emerging Markets Portfolio Class 3	6,722,921	10.97	11.58	103,838,724	2.77	1.00	2.30	18.05	19.60
SAST SA JPMorgan Equity-Income Portfolio Class 1	1,802,201	12.32	21.45	125,680,120	2.43	0.55	1.77	24.93	26.46
SAST SA JPMorgan Equity-Income Portfolio Class 2	153,827	63.57	68.92	10,490,215	2.04	1.52	1.97	24.51	25.07
SAST SA JPMorgan Equity-Income Portfolio Class 3	5,045,127	19.22	20.96	135,241,194	2.36	1.00	2.30	23.95	25.58
SAST SA JPMorgan Global Equities Portfolio Class 1	1,071,376	10.51	33.60	37,591,764	2.25	0.55	1.77	17.79	19.23
SAST SA JPMorgan Global Equities Portfolio Class 2	108,175	31.78	35.12	3,706,157	1.78	1.40	1.97	17.32	17.99
SAST SA JPMorgan Global Equities Portfolio Class 3	1,410,216	14.28	14.91	28,038,965	2.10	1.00	2.30	16.86	18.39
SAST SA JPMorgan Large Cap Core Portfolio Class 1	580,880	42.97	45.07	26,140,659	1.19	1.52	1.77	29.60	29.93
SAST SA JPMorgan Large Cap Core Portfolio Class 2	81,452	40.48	43.86	3,549,185	0.91	1.52	1.97	29.13	29.71
SAST SA JPMorgan Large Cap Core Portfolio Class 3	2,047,056	19.16	20.86	57,141,250	1.02	1.00	2.30	28.59	30.27
SAST SA JPMorgan MFS Core Bond Portfolio Class 1	1,361,753	11.16	29.76	42,035,477	2.71	0.40	1.77	7.55	9.03
SAST SA JPMorgan MFS Core Bond Portfolio Class 2	250,513	28.94	30.30	7,548,295	2.10	1.52	1.77	7.40	7.67
SAST SA JPMorgan MFS Core Bond Portfolio Class 3	37,382,432	10.82	13.41	633,887,209	2.74	1.00	2.30	6.56	7.95
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1	1,220,138	12.88	18.47	39,239,784	0.00	0.40	1.77	37.13	39.02
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 2	480,215	29.18	32.38	15,034,433	0.00	1.40	1.97	36.68	37.46
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3	3,604,392	21.76	28.92	112,120,517	0.00	1.00	2.30	36.08	37.86
SAST SA Large Cap Growth Index Portfolio Class 1	46,466		12.53	582,420	0.00		0.55		29.92
SAST SA Large Cap Growth Index Portfolio Class 3	417,934	12.25	12.40	5,155,480	0.02	1.00	1.70	28.20	29.10
SAST SA Large Cap Index Portfolio Class 3	1,471,907	12.57	12.77	18,613,266	0.02	1.00	1.70	28.41	29.31
SAST SA Large Cap Value Index Portfolio Class 1	33,231		12.24	406,753	0.01		0.55		30.81
SAST SA Large Cap Value Index Portfolio Class 3	384,986	11.96	12.10	4,632,952	0.04	1.00	1.70	29.03	29.94
SAST SA MFS Blue Chip Growth Portfolio Class 1	510,878	14.87	18.97	8,023,280	0.59	1.52	1.77	29.90	30.23
SAST SA MFS Blue Chip Growth Portfolio Class 2	210,752	14.07	15.21	3,175,985	0.36	1.52	1.97	29.55	30.14
SAST SA MFS Blue Chip Growth Portfolio Class 3	4,556,972	21.39	23.02	94,474,080	0.37	1.00	2.30	28.87	30.56
SAST SA MFS Massachusetts Investors Trust Portfolio Class 1	844,619	12.36	25.42	48,088,946	0.92	0.55	1.77	29.48	31.07
SAST SA MFS Massachusetts Investors Trust Portfolio Class 2	148,668	52.46	56.60	8,338,235	0.67	1.52	1.97	29.09	29.68
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	7,057,065	19.56	23.48	225,270,232	0.64	1.00	2.30	28.51	30.19
SAST SA MFS Total Return Portfolio Class 1	2,190,385	12.39	22.00	106,304,110	2.23	0.40	1.77	18.25	19.88
SAST SA MFS Total Return Portfolio Class 2	483,185	44.47	48.12	22,991,542	2.13	1.52	1.97	17.78	18.32
SAST SA MFS Total Return Portfolio Class 3	6,910,281	14.82	16.56	184,317,565	2.15	1.00	2.30	17.33	18.86
SAST SA Mid Cap Index Portfolio Class 1	1,255		11.12	13,957	0.00		0.55		24.82
SAST SA Mid Cap Index Portfolio Class 3	695,761	11.07	11.31	7,819,510	0.00	1.00	1.95	22.78	23.95
SAST SA Morgan Stanley International Equities Portfolio Class 1	1,609,167	15.74	16.51	26,550,405	2.35	1.52	1.77	18.52	18.81
SAST SA Morgan Stanley International Equities Portfolio Class 2	578,876	14.87	16.08	9,231,971	2.17	1.52	1.97	18.03	18.56
SAST SA Morgan Stanley International Equities Portfolio Class 3	7,251,764	10.93	11.59	103,291,412	2.31	1.00	2.30	17.46	19.00
SAST SA PIMCO RAE International Value Portfolio Class 2	521,383	17.97	19.69	10,209,894	0.09	1.52	1.97	9.86	10.35
SAST SA PIMCO RAE International Value Portfolio Class 3	23,808,636	9.99	10.80	330,274,799	0.08	1.00	2.30	9.35	10.78
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3	83,674,404	11.80	13.23	1,165,508,351	0.00	1.00	2.15	16.24	17.58
SAST SA PineBridge High-Yield Bond Portfolio Class 1	1,062,003	33.65	35.24	37,372,402	7.18	1.52	1.77	12.86	13.15

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2019				For the Year Ended December 31, 2019
		Unit Value ($)(a)(f)		Net	Investment Income	Ratio (%)(d)(f)		Return (%)(e)(f)

Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
SAST SA PineBridge High-Yield Bond Portfolio Class 2	228,772	31.64	34.30	7,770,036	6.27	1.52	1.97	12.44	12.95
SAST SA PineBridge High-Yield Bond Portfolio Class 3	4,641,329	12.94	15.25	97,140,054	7.46	1.00	2.30	11.86	13.32
SAST SA Putnam International Growth and Income Portfolio Class 1	1,324,612	12.00	17.87	23,063,747	2.40	1.40	1.77	18.21	18.65
SAST SA Putnam International Growth and Income Portfolio Class 2	272,386	15.84	17.08	4,607,180	2.19	1.52	1.97	17.77	18.31
SAST SA Putnam International Growth and Income Portfolio Class 3	6,012,443	11.37	15.21	89,195,939	2.22	1.10	2.17	17.45	18.72
SAST SA Schroders VCP Global Allocation Portfolio Class 1	14,554	11.99	12.05	174,914	2.09	0.40	0.55	18.67	18.84
SAST SA Schroders VCP Global Allocation Portfolio Class 3	43,336,439	11.44	12.34	551,865,273	1.39	1.00	2.15	16.39	17.73
SAST SA Small Cap Index Portfolio Class 1	3,948	10.85	10.88	42,919	0.00	0.40	0.55	24.00	24.19
SAST SA Small Cap Index Portfolio Class 3	633,638	10.70	10.92	6,875,897	0.00	1.00	1.95	22.10	23.26
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 1	15,922	12.00	12.04	191,336	1.44	0.40	0.55	23.99	24.17
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3	15,476,317	11.57	11.82	181,776,562	1.10	1.00	1.95	21.86	23.02
SAST SA T. Rowe Price VCP Balanced Portfolio Class 1	6,836		13.03	89,101	1.55		0.55		21.78
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3	95,116,540	12.28	13.30	1,305,919,982	1.45	1.00	2.15	19.67	21.06
SAST SA VCP Dynamic Allocation Portfolio Class 1	16,851	12.93	13.03	219,556	0.00	0.55	0.80	19.85	20.15
SAST SA VCP Dynamic Allocation Portfolio Class 3	555,505,119	12.28	14.66	8,625,244,704	0.00	1.00	2.15	17.83	19.20
SAST SA VCP Dynamic Strategy Portfolio Class 1	17,251		12.73	219,559	0.00		0.55		19.07
SAST SA VCP Dynamic Strategy Portfolio Class 3	362,907,326	12.06	14.29	5,476,551,697	0.00	1.00	2.15	16.87	18.22
SAST SA VCP Index Allocation Portfolio Class 3	28,329,526	11.36	11.60	326,664,409	0.08	1.00	1.95	20.62	21.77
SAST SA Wellington Capital Appreciation Portfolio Class 1	2,181,248	12.23	40.76	366,463,071	0.00	0.40	1.77	28.87	30.64
SAST SA Wellington Capital Appreciation Portfolio Class 2	304,837	143.75	156.96	46,493,145	0.00	1.40	1.97	28.40	29.13
SAST SA Wellington Capital Appreciation Portfolio Class 3	7,462,122	23.82	34.70	442,546,761	0.00	1.00	2.30	27.87	29.54
SAST SA Wellington Government and Quality Bond Portfolio Class 1	2,676,704	10.93	14.62	65,858,921	2.23	0.40	1.77	5.44	6.89
SAST SA Wellington Government and Quality Bond Portfolio Class 2	990,332	20.20	21.89	21,491,414	2.14	1.52	1.97	5.10	5.58
SAST SA Wellington Government and Quality Bond Portfolio Class 3	28,013,342	10.69	11.52	439,617,906	2.37	1.00	2.30	4.62	5.99
SAST SA Wellington Strategic Multi-Asset Portfolio Class 1	198,764	12.26	72.33	14,244,502	0.00	0.40	1.40	17.42	18.60
SAST SA Wellington Strategic Multi-Asset Portfolio Class 3	3,631,790	11.97	12.25	44,056,601	0.00	1.00	1.70	16.87	17.69
VALIC Company I International Equities Index Fund	453,139	11.77	11.79	5,326,758	3.32	1.10	1.40	19.61	19.97
VALIC Company I International Socially Responsible Fund	77,005	13.98	14.59	1,112,681	1.79	1.10	1.40	24.23	24.60
VALIC Company I Mid Cap Index Fund	298,461	14.11	15.22	4,437,633	1.36	1.10	1.40	23.96	24.34
VALIC Company I Nasdaq-100 Index Fund	169,983	18.30	21.01	3,496,878	0.39	1.10	1.70	36.33	37.15
VALIC Company I Small Cap Index Fund	243,970	12.87	15.24	3,556,921	1.11	1.10	1.70	23.04	23.78
VALIC Company I Stock Index Fund	787,087	15.28	16.92	13,142,385	1.49	1.10	1.70	28.88	29.66

(a)

Because the unit values are presented as a range of lowest to highest, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract unit values are not within the ranges presented.

(b)	These amounts represent the net asset value before adjustments allocated to the contracts in payout period.

(c)

These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the Funds, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the Funds in which the sub-account invests. The average net assets are calculated using the net asset balances at the beginning and end of the year. If there are no assets at either the beginning or end of the year, the asset balance of the first or last day the sub-account had assets is used.

(d)

These amounts represent the annualized contract expenses of the sub-account, consisting of distribution, mortality and expense charges, for each period indicated. The ratios include only those expenses that result in direct reduction to unit values. Charges made directly to the contract owners account through the redemption of units and expenses of the Funds have been excluded. For additional information on charges and deductions, see Note 4.

(e)

These amounts represent the total return for the periods indicated, including changes in the value of the Funds, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each of the periods indicated or from the effective date through the end of the reporting period. Because the total return is presented as a range of minimum and maximum values, based on the product grouping representing the minimum and maximum expense ratios, some individual contract total returns are not within the ranges presented.

(f)	A blank in the lowest unit value, lowest expense ratio and lowest total return columns indicates that the lowest value is the same as the highest value.

7.	Subsequent Events

Management considered Separate Accounts related events and transactions that occurred after the date of the Statement of Assets and Liabilities, but before the financial statements are issued to provide additional evidence relative to certain estimates or to identify matters that required additional disclosures. Management has evaluated events through the date the financial statements were issued.

American General Life Insurance Company

(An indirect wholly owned subsidiary of Corebridge Financial, Inc.)

Statutory Financial Statements and

Supplemental Information and

Report of Independent Auditors

At December 31, 2023 and 2022 and

for each of the three years ended December 31, 2023

AMERICAN GENERAL LIFE INSURANCE COMPANY

1

Report of Independent Auditors

To the Board of Directors and Shareholder of American General Life Insurance Company

Opinions

We have audited the accompanying statutory financial statements of American General Life Insurance Company (the “Company”), which comprise the statutory statements of admitted assets, liabilities and capital and surplus as of December 31, 2023 and 2022, and the related statutory statements of operations, of changes in capital and surplus, and of cash flows for each of the three years in the period ended December 31, 2023, including the related notes (collectively referred to as the “financial statements”).

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities and capital and surplus of the Company as of December 31, 2023 and 2022, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2023, in accordance with the accounting practices prescribed or permitted by the Texas Department of Insurance described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the accompanying financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2023 and 2022, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2023.

Basis for Opinions

We conducted our audit in accordance with auditing standards generally accepted in the United States of America (US GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audit. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Texas Department of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Texas Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date the financial statements are available to be issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with US GAAS will always detect a material misstatement when it exists. The risk of

2

not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with US GAAS, we:

○	Exercise professional judgment and maintain professional skepticism throughout the audit.

○

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

○

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

○

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

○

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

Supplemental Information

Our audit was conducted for the purpose of forming an opinion on the financial statements taken as a whole. The supplemental schedule of selected financial data, investment risks interrogatories, summary investment schedule, and schedule of reinsurance disclosures (collectively referred to as the “supplemental schedules”) of the Company as of December 31, 2023 and for the year then ended are presented to comply with the National Association of Insurance Commissioners’ Annual Statement Instructions and Accounting Practices and Procedures Manual and for purposes of additional analysis and are not a required part of the financial statements. The supplemental schedules are the responsibility of management and were derived from and relate directly to the underlying accounting and other records used to prepare the financial statements. The supplemental schedules have been subjected to the auditing procedures applied in the audit of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves and other additional procedures, in accordance with auditing standards generally accepted in the United States of America. In our opinion, the supplemental schedules are fairly stated, in all material respects, in relation to the financial statements taken as a whole.

/s/ PricewaterhouseCoopers LLP

New York, New York

April 18, 2024

3

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND CAPITAL AND SURPLUS

	December 31,
(in millions)	2023	2022
Admitted assets
Cash and investments	$112,132	$108,455
Bonds
Preferred stock	80	93
Common stock	266	927
Cash, cash equivalents and short-term investments	900	951
Mortgage loans	29,652	25,131
Real estate	75	9
Contract loans	1,157	1,138
Derivatives	1,884	466
Derivative cash collateral and deferred asset for SSAP 108	1,985	1,660
Other invested assets	6,556	7,940
Total cash and investments	154,687	146,770
Amounts recoverable from reinsurers	251	270
Amounts receivable under reinsurance contracts	520	492
Current federal income tax recoverable	337	232
Deferred tax asset	1,164	1,087
Due and accrued investment income	1,413	1,136
Premiums due, deferred and uncollected	62	153
Receivables from affiliates	222	263
Other assets	2,323	1,515
Separate account assets	68,792	59,701
Total admitted assets	$229,771	$211,619

 See accompanying Notes to Statutory Financial Statements.

4

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND CAPITAL AND SURPLUS (CONTINUED)

	December 31,
(in millions, except for share data)	2023	2022
Liabilities
Policy reserves and contractual liabilities	$113,699	$108,850
Life and annuity reserves
Liabilities for deposit-type contracts	14,014	12,316
Accident and health reserves	697	711
Premiums received in advance	10	10
Policy and contract claims	657	715
Policyholder dividends	17	17
Total policy reserves and contractual liabilities	129,094	122,619
Payable to affiliates	224	483
Interest maintenance reserve	1,389	1,804
Derivatives	953	807
Repurchase agreements	1,623	1,725
Collateral for derivatives program	1,729	205
Funds held under coinsurance	12,849	11,826
Accrued expenses and other liabilities	3,598	2,424
Net transfers from separate accounts due or accrued	(1,745)	(1,323)
Asset valuation reserve	2,343	1,681
Separate account liabilities	68,785	59,618
Total liabilities	220,842	201,869
Commitments and contingencies (see Note 21)

Capital and surplus	6	6
Common stock, $10 par value; 600,000 shares authorized, issued and outstanding
Preferred stock, $100 par value; 8,500 shares authorized, issued and outstanding	1	1
Gross paid-in and contributed surplus	5,410	5,410
Special surplus funds	1,279	916
Unassigned surplus	2,233	3,417
Total capital and surplus	8,929	9,750
Total liabilities and capital and surplus	$229,771	$211,619

 See accompanying Notes to Statutory Financial Statements.

5

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF OPERATIONS

	December 31,
(in millions)	2023	2022	2021
Revenues
Premiums and annuity considerations	$23,157	$39,948	$15,409
Net investment income	6,574	7,172	7,503
Amortization of interest maintenance reserve	113	123	162
Reserve adjustments on reinsurance ceded	(4,276)	(2,112)	(2,273)
Commissions and expense allowances	679	779	703
Separate account fees	902	1,648	1,845
Other income	1,018	741	578
Total revenues	28,167	48,299	23,927
Benefits and expenses
Death benefits	749	811	736
Annuity benefits	3,244	2,652	2,806
Surrender benefits	15,931	9,350	8,453
Other benefits	1,077	692	668
Change in reserves	4,817	4,769	2,729
Commissions	1,519	2,672	1,099
General insurance expenses	946	928	978
Net transfers to (from) separate accounts	2,078	1,109	1,682
Modco reinsurance assumed	(3,394)	22,095	—
Other expenses	742	716	704
Total benefits and expenses	27,709	45,794	19,855
Net gain from operations before dividends to policyholders and federal income taxes	457	2,505	4,072
Dividends to policyholders	2	6	1
Net gain from operations after dividends to policyholders and before federal income taxes	455	2,499	4,071
Federal income tax (benefit) expense	(52)	518	1,422
Net gain from operations	507	1,981	2,649
Net realized capital (losses), net of tax after transfers to interest maintenance reserves	(363)	(1,190)	(405)
Net income	$144	$791	$2,244

 See accompanying Notes to Statutory Financial Statements.

6

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS

(in millions)	Common & Preferred Stock	Gross Paid- In and Contributed Surplus	Special Surplus Funds	Unassigned Surplus	Total Capital and Surplus
Balance, January 1, 2021	$7	$3,510	$(128)	$4,122	7,511
Net income	—	—	—	2,244	2,244
Change in net unrealized capital gains (losses)	—	—	—	206	206
Change in net unrealized foreign exchange capital gains (losses)	—	—	—	(267)	(267)
Change in deferred tax	—	—	—	853	853
Change in non-admitted assets	—	—	—	(587)	(587)
Change in asset valuation reserve	—	—	—	(205)	(205)
Change in surplus from separate accounts	—	—	—	450	450
Other changes in surplus in separate accounts	—	—	—	(450)	(450)
Change in surplus as a result of reinsurance	—	—	—	(2)	(2)
Dividends	—	—	—	(1,045)	(1,045)
Prior period corrections	—	—	—	(161)	(161)
Reinsurance permitted practice	—	—	—	(30)	(30)
Other changes	—	—	254	(239)	15
Balance, December 31, 2021	$7	$3,510	$126	$4,889	8,532
Net income	—	—	—	791	791
Change in net unrealized capital gains (losses)	—	—	—	(694)	(694)
Change in net unrealized foreign exchange capital gains (losses)	—	—	—	(705)	(705)
Change in deferred tax	—	—	—	(40)	(40)
Change in non-admitted assets	—	—	—	(84)	(84)
Change in liability for reinsurance in unauthorized and certified companies	—	—	—	(22)	(22)
Change in asset valuation reserve	—	—	—	621	621
Change in surplus from separate accounts	—	—	—	296	296
Other changes in surplus in separate accounts	—	—	—	(296)	(296)
Additional paid in surplus	—	1,900	—	—	1,900
Change in surplus as a result of reinsurance	—	—	—	(256)	(256)
Dividends	—	—	—	(800)	(800)
Prior period corrections	—	—	—	73	73
Reinsurance permitted practice	—	—	—	433	433
Other changes	—	—	790	(789)	1
Balance, December 31, 2022	$7	$5,410	$916	$3,417	9,750
Net income	—	—	—	144	144
Change in net unrealized capital gains (losses)	—	—	—	58	58
Change in net unrealized foreign exchange capital gains (losses)	—	—	—	492	492
Change in deferred tax	—	—	—	167	167
Change in non-admitted assets	—	—	—	(7)	(7)
Change in liability for reinsurance in unauthorized and certified companies	—	—	—	21	21
Change in asset valuation reserve	—	—	—	(662)	(662)
Change in surplus from separate accounts	—	—	—	(367)	(367)
Other changes in surplus in separate accounts	—	—	—	367	367
Additional paid in surplus	—	—	—	—	—
Change in surplus as a result of reinsurance	—	—	—	249	249
Dividends	—	—	—	(2,000)	(2,000)
Prior period corrections	—	—	—	(8)	(8)
Reinsurance permitted practice	—	—	—	725	725
Other changes	—	—	363	(363)	—
Balance, December 31, 2023	$7	$5,410	$1,279	$2,233	$8,929

 See accompanying Notes to Statutory Financial Statements.

7

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF CASH FLOWS

	December 31,
(in millions)	2023	2022	2021
Cash from operations
Premium and annuity considerations, collected, net of reinsurance	$23,059	$18,180	$13,618
Net investment income collected	5,711	6,547	6,966
Other income	(1,038)	557	851
Total revenue received	27,732	25,284	21,435
Benefits paid	21,098	13,473	12,474
Net transfers to (from) separate accounts	(2,569)	536	2,192
Commissions and expenses paid	2,447	3,584	2,129
Dividends paid to policyholders	3	2	4
Federal income taxes paid	(26)	1,089	1,227
Total benefits and expenses paid	20,953	18,684	18,026
Net cash provided by operations	6,779	6,600	3,409
Cash from investments
Proceeds from investments sold, matured or repaid:
Bonds	8,775	15,962	23,554
Stocks	144	498	233
Mortgage loans	3,446	3,005	3,082
Other invested assets	1,436	1,136	2,057
Securities lending reinvested collateral assets	—	1,727	—
Other, net	—	124	421
Total proceeds from investments sold, matured or repaid	13,801	22,452	29,347
Cost of investments acquired:
Bonds	16,318	17,824	24,029
Stocks	43	300	643
Mortgage loans	7,349	6,465	4,066
Real estate	—	1	1
Derivatives, net	2,103	823	407
Other invested assets	952	2,791	2,496
Securities lending reinvested collateral assets	—	—	35
Other, net	539	1,878	127
Total cost of investments acquired	27,304	30,082	31,804
Net adjustment in contract loans	15	(26)	(69)
Net cash provided by (used in) investing activities	(13,518)	(7,604)	(2,388)
Cash from financing and miscellaneous sources
Cash provided (applied):
Capital and paid-in surplus	—	1,900	—
Net deposits on (withdrawals from) deposit-type contracts	1,698	(11)	(707)
Dividends to parent	(2,000)	(800)	(750)
Change in securities lending	—	(2,426)	747
Other, net	6,988	2,490	(568)
Net cash provided by (used in) provided by financing and miscellaneous activities	6,686	1,153	(1,278)
Net increase (decrease) in cash, cash equivalents and short-term investments	(51)	149	(257)
Cash, cash equivalents and short-term investments at beginning of year	951	802	1,059
Cash, cash equivalents and short-term investments at end of year	$900	$951	$802

8

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF CASH FLOWS

	December 31,

(in millions)	2023	2022	2021
Non-cash activities, excluded from above:
Non-cash transfer from separate to general account	$4,068	$—	$—
Non-cash transfer from general to separate account	1,002	—	—
Non-cash AGLIC -Bermuda redemption	642	—	—
Non-cash transfer from other invested assets to bonds	456	—	—
Non-cash transfer from other invested assets to mortgage loans	425	12	154
Non-cash Modco to FRL settlements	274	204	448
Non-cash Hannover reinsurance transaction	253	—	—
Non-cash Modco adjustment on assumed reinsurance	—	22,924	—
Non-cash transfer from other invested assets to common stocks	1	—	34
Non-cash pension risk transfer premiums	—	1,159	1,809
Settlement of non-cash dividends payable	—	—	295

See accompanying Notes to Statutory Financial Statements.

9

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS

1. NATURE OF OPERATIONS

American General Life Insurance Company (“AGL” or the “Company”), including its wholly owned subsidiaries, is a wholly owned subsidiary of AGC Life Insurance Company (“AGC Life” or the “Parent”), a Missouri-domiciled life insurance company, which is wholly owned by Corebridge Life Holdings, Inc. (formerly known as AIG Life Holdings, Inc.) (“Corebridge Life Holdings”). Corebridge Life Holdings is wholly owned by Corebridge Financial, Inc. (“Corebridge”), which American International Group, Inc. (“AIG”) owns 52.2% of their outstanding common stock as of December 31, 2023. AIG is a holding company, which through its subsidiaries provides a wide range of property casualty insurance, life insurance, retirement products and other financial services to commercial and individual customers in more than 190 countries and jurisdictions. The term “AIG” means American International Group, Inc. and not any of AIG’s consolidated subsidiaries.

The Company is a stock life insurance company domiciled and licensed under the laws of the State of Texas and is subject to regulation by the Texas Department of Insurance (“TDI”). The Company is also subject to regulation by the states in which it is authorized to transact business. The Company is licensed in 49 states and the District of Columbia.

The Company is a leading provider in the United States of individual term and universal life insurance solutions to middle-income and high-net-worth customers, as well as a leading provider in the United States of fixed and variable annuities. The Company’s primary products include term life insurance, universal, variable universal and whole life insurance, accident and health insurance, single- and flexible-premium deferred fixed and variable annuities, fixed index deferred annuities, single-premium immediate and delayed-income annuities, private placement variable annuities, private placement variable universal life, structured settlements, corporate- and bank-owned life insurance, pension risk transfer annuities, guaranteed investment contracts, funding agreements, stable value wrap products and group benefits. The Company distributes its products through a broad multi-channel distribution network, which includes independent marketing organizations, independent insurance agents and financial advisors, banks, broker dealers, structured settlement brokers and benefit consultants and direct-to-consumer through Corebridge Direct Insurance Services, Inc. (formerly known as AIG Direct Insurance, Inc.) (“Corebridge Direct”).

10

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the TDI. These accounting practices vary in certain respects from accounting principles generally accepted in the United States of America (“U.S. GAAP”), as described herein.

The TDI recognizes only statutory accounting practices (“SAP”) prescribed or permitted by the State of Texas for determining and reporting the financial condition and results of operations of an insurance company and for determining its solvency under the Texas Insurance Law. The National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures Manual (“NAIC SAP”) has been adopted as a component of prescribed or permitted practices by the State of Texas. The Insurance Commissioner of the State of Texas has the right to permit other specific practices that deviate from prescribed practices.

At December 31, 2023, 2022 and 2021, the Company used the following permitted practices that resulted in reported statutory surplus or risk-based capital that is different from the statutory surplus or risk-based capital that would have been reported had NAIC statutory accounting practices or the prescribed regulatory accounting practices of the TDI been followed in all respects:

Effective December 31, 2020 and periods through September 30, 2023, the Company renewed a permitted statutory accounting practice to recognize an admitted asset related to the notional value of coverage defined in an excess of loss (“XOL”) reinsurance agreement with a 20-year term that provides coverage to the Company for aggregate claims incurred during the agreement term associated with guaranteed living benefits on certain fixed index annuities generally issued prior to April 2019 (“Block 1”) exceeding an attachment point as defined in the agreement. This permitted practice was previously expanded on October 1, 2020 to similarly recognize an additional admitted asset related to the net notional value of coverage as defined in a separate XOL reinsurance agreement with a 25-year term that provides coverage to the Company for aggregate XOL claims associated with guaranteed living benefits on a block of fixed index annuities generally issued in April 2019 or later, including certain new business issued after the effective date of October 1, 2020 (“Block 2”).

Effective September 30, 2023, the permitted practice for Block 1 and Block 2 was extended through September 30, 2026 and the maximum notional value of Block 2 was increased for certain new business. Effective October 1, 2022 and periods through September 30, 2023, this permitted practice was expanded to similarly recognize an additional admitted asset related to the net notional value of coverage as defined in a separate XOL agreement with a 25-year term that provides coverage to the Company for aggregate XOL claims associated with the base contract along with the guaranteed living benefits rider on a block of fixed annuities inforce on October 1, 2022, including certain new business issued after the effective date of October 1, 2022 (“Block 3”). Effective September 30, 2023, the permitted practice for Block 3 was extended through September 30, 2026 and the maximum notional value was increased for certain new business.

The value of the assets subject to the above permitted practices was approximately $1,742 million, $1,017 million and $584 million in total at December 31, 2023, 2022 and 2021 respectively and are reported in Other assets.

11

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents a reconciliation of the Company’s net income and capital and surplus between NAIC SAP and practices prescribed or permitted by the State of Texas:

		December 31,
(in millions)	SSAP#	2023	2022	2021
NET INCOME

State basis		$144	$791	$2,244
Net (loss) income, NAIC SAP		$144	$791	$2,244

SURPLUS

State basis		$8,929	$9,750	$8,532

State permitted practices that increase (decrease) NAIC SAP:

XoL reinsurance agreement	4	(1,742)	(1,017)	(584)
Statutory capital and surplus, NAIC SAP		$7,187	$8,733	$7,948

In the event the Company had not employed any or all of these permitted and prescribed practices, the Company’s risk-based capital (“RBC”) would not have triggered a regulatory event.

Certain prior year amounts have been reclassified to conform to the current year presentation.

The statement of cash flows in this report has balances that are different from those in the annual statement filed with the NAIC. The annual statement for 2023 had net cash provided by operations, investments and financing of $6.3 billion, $(12.9) billion and $6.5 billion, respectively, while this report has $6.8 billion, $(13.5) billion and $6.7 billion, respectively.

Use of Estimates

The preparation of financial statements in conformity with accounting practices prescribed or permitted by the TDI requires management to make estimates and assumptions that affect the reported amounts in the statutory financial statements and the accompanying notes. It also requires disclosure of contingent assets and liabilities at the date of the statutory financial statements and the reported amounts of revenue and expense during the period. The areas of significant judgments and estimates include the following:

•	application of other-than-temporary impairments;

•	estimates with respect to income taxes, including recoverability of deferred tax assets;

•	fair value measurements of certain financial assets; and

•	policy reserves for life, annuity and accident and health insurance contracts, including guarantees.

These accounting estimates require the use of assumptions about matters, some of which are highly uncertain at the time of estimation. To the extent actual experience differs from the assumptions used, the Company’s Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus, Statutory Statements of Operations and Statutory Statements of Cash Flows could be materially affected.

Significant Accounting Policies

Bonds not backed by other loans are carried at amortized cost except for those with a NAIC designation of “6” or “6*”. Bonds with a NAIC 6 designation are carried at the lower of amortized cost or fair value, with unrealized losses charged directly to unassigned surplus. Bonds that have not been filed and have not received a designation in over one year from the NAIC’s Investment Analysis Office (“IAO”) receive a “6*” designation and are carried at zero, with the unrealized loss charged directly to unassigned surplus. Bonds filed with the IAO which receive a “6*” designation may carry a value greater than zero. Securities are assigned a NAIC 5* designation if the Company certifies that (1) the documentation necessary to permit a full credit analysis does not exist, (2) the issuer or obligor is current on all contracted interest and principal payments and (3) the Company has an actual expectation of ultimate repayment of all contracted interest and principal. Securities with NAIC 5* designations are deemed to possess the credit characteristics of securities assigned a NAIC 5 designation. The discount or premium on bonds is amortized using the effective yield method.

12

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Loan-backed and structured securities (“LBaSS”) include residential mortgage-backed securities (“RMBS”), commercial mortgage-backed securities (“CMBS”), asset-backed securities (“ABS”), pass-thru securities, lease-backed securities, equipment trust certificates, loan-backed securities issued by special purpose corporations or trusts, and securities where there is not direct recourse to the issuer. LBaSS are carried on a basis consistent with that of bonds not backed by loans. Income recognition for LBaSS is determined using the effective yield method and estimated cash flows. Prepayment assumptions for single-class and multi-class mortgage-backed securities (“MBS”) and ABS were obtained from an outside vendor or internal estimates. The Company uses independent pricing services and broker quotes in determining the fair value of its LBaSS. The Company uses the retrospective adjustment method to account for the effect of unscheduled payments affecting high credit quality securities, while securities with less than high credit quality and securities for which the collection of all contractual cash flows is not probable are both accounted for using the prospective adjustment method.

Reference to “non-rated residual tranches or interests” intends to capture securitization tranches, beneficial interests, interests of structured finance investments, as well as other structures, that reflect loss layers without contractual interest or principal payments. Payments to holders of these investments occur after contractual interest and principal payments have been made to other tranches or interests and are based on the remaining available funds. Although payments to holders can occur throughout an investment’s duration (and not just at maturity), such instances still reflect the residual amount permitted to be distributed after other holders have received contractual interest and principal payments.

NAIC designations are determined with a multi-step approach. The initial designation is used to determine the carrying value of the security. The final NAIC designation is used for reporting and affects RBC. The final NAIC designation is determined for most RMBS and CMBS by financial modeling conducted by BlackRock. For credit tenant loans, equipment trust certificates, any corporate-like securities rated by the IAO, interest-only securities, and those securities with an original NAIC designation of 5, 5*, 6, or 6*, the final NAIC designation is based on the IAO or Credit Rating Provider rating and is not subject to financial modeling.

Redeemable preferred stocks with NAIC designations of “1” through “3” are carried at amortized cost. All other redeemable preferred stocks are stated at the lower of cost, amortized cost or fair value, with unrealized capital losses charged directly to unassigned surplus. Perpetual preferred stocks are valued at fair value, not to exceed any currently effective call price. Provisions made for impairment are recorded as realized capital losses when declines in fair value are determined to be other than temporary.

Unaffiliated common stocks are carried at fair value, with unrealized capital gains and losses credited or charged directly to unassigned surplus. Provisions made for impairment are recorded as realized capital losses when declines in fair value are determined to be other than temporary. For Federal Home Loan Bank (“FHLB”) capital stock, which is only redeemable at par, the fair value shall be presumed to be par, unless considered other-than-temporarily impaired.

Subsidiary, controlled, and affiliated (“SCA”) entities: The Company has no investments in insurance SCA entities. Investments in non-insurance SCA entities are recorded based on the equity of the investee per audited financial statements prepared pursuant to U.S. GAAP, which is adjusted to a statutory basis of accounting, if applicable. All investments in non-insurance SCA entities for which audited U.S. GAAP financial statements are not available are non-admitted as assets. Undistributed equity in earnings of affiliates is included in unassigned surplus as a component of unrealized capital gains or losses. Dividends received from such affiliates are recorded as investment income when declared.

Mortgage and mezzanine real estate loans are carried at unpaid principal balances less allowances for credit losses and plus or minus adjustments for the accretion or amortization of discount or premium. Interest income on performing loans is accrued as earned.

Mortgage and mezzanine real estate loans are considered impaired when collection of all amounts due under contractual terms is not probable. Impairment is measured using either i) the present value of expected future cash flows discounted at the loan’s effective interest rate, ii) the loan’s observable market price, if available, or iii) the fair value of the collateral if the loan is collateral dependent. An allowance is typically established for the difference between the impaired value of the loan and its current carrying amount. Additional allowance amounts are established for incurred but not specifically identified impairments, based on statistical models primarily driven by past due status, debt service coverage, loan-to-value ratio, property occupancy, profile of the borrower and of the major property tenants, and

13

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

economic trends in the market where the property is located. When all or a portion of a loan is deemed uncollectible, the uncollectible portion of the carrying amount of the loan is charged off against the allowance.

Real estate consists of properties occupied by the Company, properties held for the production of income and properties held for sale. Properties occupied by the Company and held for the production of income are carried at depreciated cost, less encumbrances, unless events or circumstances indicate the carrying amount of the asset (amount prior to reduction for encumbrances) may not be recoverable. Properties held for sale are carried at the lower of its depreciated cost or fair value less estimated costs to sell the property and net of encumbrances. Real estate obtained through foreclosure, in satisfaction of a loan, is recorded at the time of foreclosure at the lower of fair value as determined by acceptable appraisal methodologies, or the carrying amount of the related loan. Land is reported at cost.

Cash, cash equivalents and short-term investments include cash on hand and amounts due from banks, highly liquid debt instruments that have original maturities within one year of date of purchase and are carried at amortized cost, interest-bearing money market funds, investment pools and other investments with original maturities within one year from the date of purchase.

Contract loans are carried at unpaid balances, which include unpaid principal plus accrued interest, including 90 days or more past due. All loan amounts in excess of the contract cash surrender value are considered non-admitted assets.

Derivative instruments used in hedging transactions that meet the criteria of a highly effective hedge are reported in a manner consistent with the hedged asset or liability (“hedge accounting”). Changes in statement value or cash flow of derivatives that qualify for hedge accounting are recorded consistently with how the changes in the statement value or cash flow of the hedged asset or liability are recorded. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge (“ineffective hedges”) are accounted for at fair value and the changes in fair value are recorded as unrealized gains or losses.

Statement of Statutory Accounting Principles (“SSAP”) 108, Derivatives Hedging Variable Annuity Guarantees, was used as allowed. SSAP 108 allows special accounting treatment for limited derivatives hedging variable annuity guarantee benefits subject to fluctuation as a result of interest rate sensitivity. Starting in 2022 the Company designated, under SSAP 86, Derivatives, certain foreign exchange derivatives as effective hedges of certain invested assets. During 2023, the Company also designated certain interest rate swaps as effective cash flow hedges of floating-rate investment assets.

Other invested assets principally consist of investments in limited partnerships and limited liability companies. Investments in these assets, except for joint ventures, partnerships and limited liability companies with a minor ownership interest, are reported using the equity method. Under SAP, such investments are generally reported based on audited U.S. GAAP equity of the investee, with subsequent adjustment to a statutory basis of accounting, if applicable.

Joint ventures, partnerships and limited liability companies in which the Company has a minor ownership interest (i.e., less than 10 percent) or lacks control, are generally recorded based on the underlying audited U.S. GAAP equity of the investee, with some prescribed exceptions. SAP allows the use of (a) the U.S. GAAP equity as set forth in the footnote reconciliation of foreign GAAP equity and income to U.S. GAAP within audited foreign GAAP financial statements or (b) the International Financial Reporting Standards (“IFRS”) basis equity in audited IFRS financial statements as an acceptable basis for the valuation of minor/non-controlled investments. The audited U.S. tax basis equity may also be used in certain circumstances.

All other investments in entities for which audited U.S. GAAP financial statements, or another acceptable audited basis of accounting as described above were not available have been non-admitted as assets. Undistributed accumulated earnings of such entities are included in unassigned surplus as a component of unrealized capital gains or losses. Distributions received that are not in excess of the undistributed accumulated earnings are recognized as investment income. Impairments that are determined to be other than temporary are recognized as realized capital losses.

Securities lending and repurchase agreements: The Company has a securities lending program, which was approved by its Board of Directors, and lends securities from its investment portfolio to supplement liquidity or for other uses as deemed appropriate by management. Under the program, securities are lent to financial institutions, and in return the Company receives cash as collateral equal to 102 percent of the fair value of the loaned securities. The cash collateral received is invested in cash and/or short-term investments that may be sold or repledged or partially used for short-term liquidity purposes based on conservative cash flow forecasts. Securities lent by the Company under these

14

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

transactions may be sold or repledged by the counterparties. The liability for cash collateral received would be reported in payable for securities lending in the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus. The Company monitors the fair value of securities loaned and obtains additional collateral as necessary. At the termination of the transactions, the Company and its counterparties are obligated to return the collateral provided and the securities lent, respectively. These transactions are treated as secured financing arrangements.

In addition, the Company is a party to secured financing transactions involving securities sold under agreements to repurchase (repurchase agreements), in which the Company transfers securities in exchange for cash, with an agreement by the Company to repurchase the same or substantially similar securities on agreed upon dates specified in the agreements.

Investment income due and accrued is non-admitted from investment income for bonds and other invested assets when collection of interest is overdue by more than 90 days, or is uncertain, and for mortgage loans when loans are foreclosed, or delinquent in payment for greater than 180 days, or when collection of interest is uncertain.

Net realized capital gains and losses, which are determined by using the specific identification method, are reflected in income net of applicable federal income taxes and transfers to the interest maintenance reserve.

The Company regularly evaluates its investments for other-than-temporary impairment (“OTTI”) in value. The determination that a security has incurred an OTTI in value and the amount of any loss recognition requires the judgment of the Company’s management and a continual review of its investments. For bonds, other than LBaSS, an OTTI shall be considered to have occurred if it is probable that the Company will not be able to collect all amounts due under the contractual terms in effect at the acquisition date of the debt security. If it is determined an OTTI has occurred, the cost basis of bonds are written down to fair value and the amount of the write-down is recognized as a realized capital loss.

For LBaSS, a non-interest related OTTI resulting from a decline in value due to fundamental credit problems of the issuer is recognized when the projected discounted cash flows for a particular security are less than its amortized cost. When a non-interest related OTTI occurs, the LBaSS is written down to the present value of future cash flows expected to be collected. An OTTI is also deemed to have occurred if the Company intends to sell the LBaSS or does not have the intent and ability to retain the LBaSS until recovery. If the decline is interest-related, the LBaSS is written down to fair value.

In periods subsequent to the recognition of an OTTI loss, the Company generally accretes the difference between the new cost basis and the future cash flows expected to be collected, if applicable, as interest income over the remaining life of the security based on the amount and timing of estimated future cash flows.

Non-admitted assets are excluded from admitted assets and the change in the aggregate amount of such assets is reflected as a separate component of unassigned surplus. Non-admitted assets include all assets specifically designated as non-admitted and assets not designated as admitted, such as a certain portion of DTAs, prepaid expenses, electronic data processing (“EDP”) equipment assets, agents’ balances or other receivables over 90 days. Non-admitted assets were $4.6 billion and $4.6 billion at December 31, 2023 and 2022, respectively.

Interest maintenance reserve (“IMR”) is calculated based on methods prescribed by the NAIC and was established to prevent large fluctuations in interest-related investment gains and losses resulting from sales (net of taxes) and interest-related OTTI (net of taxes). IMR applies to all types of fixed maturity investments, including bonds, preferred stocks, MBS, ABS and mortgage loans. An OTTI occurs when the Company, at the reporting date, has the intent to sell an investment or does not have the intent and ability to hold the security before recovery of the cost of the investment. For LBaSS, if the Company recognizes an interest-related OTTI, the non-interest-related OTTI is recorded to the asset valuation reserve, and the interest-related portion to IMR. Such gains and losses are deferred into the IMR and amortized into income using the grouped method over the remaining contractual lives of the securities sold.

Asset valuation reserve (“AVR”) is used to stabilize surplus from fluctuations in the market value of bonds, stocks, mortgage loans, real estate, limited partnerships and other investments. Changes in the AVR are recorded as direct increases or decreases in surplus.

Separate account assets and liabilities generally represent funds for which the contract holder, rather than the Company, bears the investment risk. Separate account contract holders have no claim against the assets of the general account of the Company, except for certain guaranteed products. Separate account assets are generally reported at fair

15

AMERICAN GENERAL LIFE INSURANCE COMPANY

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value. In addition, certain products with fixed guarantees and market-value-adjusted (“MVA”) fixed annuity contracts in which the assets are generally carried at amortized cost are required by certain states to be carried in a separate account. The operations of the separate accounts are excluded from the Statutory Statements of Operations and Statutory Statements of Cash Flows of the Company. The Company receives fees for assuming mortality and certain expense risks. Such fees are included in separate account fees in the Statutory Statements of Operations. Reserves for variable annuity contracts are provided in accordance with the Variable Annuity Commissioners’ Annuity Reserve Valuation Method (“VACARVM”) under subsection 21 of the Valuation Manual (“VM-21”). Reserves for variable universal life accounts are provided in accordance with subsection 20 of the Valuation Manual (“VM-20”) for new business issued beginning in 2020, and in accordance with the Commissioners’ Reserve Valuation Method (“CRVM”) for policies issued prior to 2020.

Policy reserves are established according to different methods.

Life, annuity, and health reserves are developed by actuarial methods and are generally determined based on published tables using specified interest rates, mortality or morbidity assumptions, and valuation methods prescribed or permitted by statutes that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the TDI.

Principle-based reserving (“PBR”) is designed to tailor the reserving process to more closely reflect the risks of specific products, rather than the previous prescribed approach. Reserve requirements for the Company’s life insurance policies issued after January 1, 2020 are contained in VM-20, Requirements for Principle-Based Reserves for Life Products, policies issued prior to 2020 are reserved for using the CRVM. Under VM-20, these reserves are generally more sensitive to changes in actuarial assumptions.

The Company waives the deduction of deferred fractional premiums on the death of the life and annuity policy insured and returns any premium beyond the date of death. The Company reported additional reserves for surrender values in excess of the corresponding policy reserves.

The Company performs annual cash flow testing in accordance with the Actuarial Opinion and Memorandum Regulation to ensure adequacy of the reserves. Additional reserves are established where the results of cash flow testing under various interest rate scenarios indicate the need for such reserves or where the net premiums exceed the gross premiums on any insurance in force. Total cash flow testing reserves were $175 million and $175 million at December 31, 2023 and 2022, respectively.

A majority of the Company’s variable annuity products are issued with a guaranteed minimum death benefit (“GMDB”) which provides that, upon the death of a contractholder, the contractholder’s beneficiary will receive the greater of (1) the contractholder’s account value, or (2) a GMDB that varies by product. Depending on the product, the GMDB may equal the principal invested, adjusted for withdrawals; or the greatest contract value, adjusted for withdrawals, at the specified contract anniversaries; or the principal invested, adjusted for withdrawals, accumulated at the specified rate per annum. These benefits have issue age and other restrictions to reduce mortality risk exposure. The Company bears the risk that death claims following a decline in the financial markets may exceed contract holder account balances, and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided. Death benefits on GMDB policies generally reduce on a proportional basis or on a dollar-for-dollar basis when a partial withdrawal occurs.

Reserves for GMDB benefits are included in the VACARVM reserve. PBR is designed to tailor the reserving process to more closely reflect the risks of specific products, rather than the factor-based approach typically employed historically. Variable Annuity (“VA”) reserving requirements are contained in VM-21, Reserves for Variable Requirements for Principle-Based Annuities.

Life policies underwritten as substandard are charged extra premiums. Reserves are computed for a substandard policy by adding the reserve for an otherwise identical non-substandard policy plus a factor times the extra premium charge for the year. The factor varies by duration, type of plan, and underwriting. In addition, an extra mortality reserve is reported for ordinary life insurance policies classified as group conversions. Substandard structured settlement annuity reserves are determined by making a constant addition to the mortality rate of the applicable valuation mortality table so that the life expectancy on the adjusted table is equal to the life expectancy determined by the Company’s underwriters at issue.

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula, except for universal life insurance and deferred annuity reserves, which include fund accumulations for which tabular interest has

16

AMERICAN GENERAL LIFE INSURANCE COMPANY

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been determined from basic data. For the determination of tabular interest on funds not involving life contingencies, the actual credited interest is used.

Liabilities for deposit-type contracts, which include supplementary contracts without life contingencies and annuities certain, are based on the discounting of future payments at an annual statutory effective rate. Tabular interest on other funds not involving life contingencies is based on the interest rate at which the liability accrues.

Policy and contract claims represent the ultimate net cost of all reported and unreported claims incurred during the year. Reserves for unpaid claims are estimated using individual case-basis valuations and statistical analyses. Those estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary, as experience develops or new information becomes known; such adjustments are included in current operations.

Reserves for future policy benefits to be paid on life and accident and health policies, incurred in the statement period, but not yet reported, were established using historical data from claim lag experience. The data is aggregated from product specific studies performed on the Company’s business.

Premiums and annuity considerations and related expenses are recognized over different periods. Life premiums are recognized as income over the premium paying periods of the related policies. Annuity considerations are recognized as revenue when received. Premiums for deposit-type products are credited directly to the respective reserves and are not recorded in the Statutory Statement of Operations. Health premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Acquisition costs such as commissions and other expenses related to the production of new business are charged to the Statutory Statements of Operations as incurred.

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

Annuity and deposit-type contract surrender benefits are reported on a cash basis, and include annuity benefits, payments under supplementary contracts with life contingencies, surrenders and withdrawals. Withdrawals from deposit-type contracts directly reduce the liability for deposit-type contracts and are not reported in the Statutory Statements of Operations.

General insurance expenses include allocated expenses pursuant to cost allocation agreements. The Company purchases administrative, accounting, marketing and data processing services from AIG, Corebridge and affiliates and is charged based on estimated levels of usage, transactions or time incurred in providing the respective services. The allocation of costs for investment management services purchased from affiliates is based on the level of assets under management.

Federal income tax expense (benefit) is recognized and computed on a separate company basis pursuant to tax sharing agreements, because the Company is included in the consolidated federal income tax returns of its parent company filing group. For the period prior to the Corebridge initial public offering (the “IPO”) on September 19, 2022, the Company joined in the filing of a consolidated federal income tax return with AIG. For the period following the IPO, the Company will join with AGC Life, Variable Annuity Life Insurance Company (“VALIC”), United States Life Insurance Company in the City of New York (“USL”), and Corebridge Insurance Company of Bermuda, Ltd. (formerly AIG Life of Bermuda, Ltd.) (“Corebridge Bermuda”), in filing a consolidated life company federal income tax return. To the extent that benefits for net operating losses, foreign tax credits, corporate alternative minimum tax (“CAMT”) credits or net capital losses are utilized on a consolidated basis, the Company would recognize tax benefits based upon the amount of those deductions and credits utilized in the consolidated federal income tax return. The federal income tax expense or benefit reflected in the Statutory Statements of Operations represents income taxes provided on income that is currently taxable, but excludes tax on the net realized capital gains or losses.

Income taxes on capital gains or losses reflect differences in the recognition of capital gains or losses on a statutory accounting basis versus a tax accounting basis. The most significant of such differences involve impairments of investments, which are recorded as realized losses in the Statutory Statements of Operations but are not recognized for tax purposes, and the deferral of net capital gains and losses into the IMR for statutory income but not for taxable income. Capital gains and losses on certain related-party transactions are recognized for statutory financial reporting purposes but are deferred for income tax reporting purposes until the security is sold to an outside party.

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AMERICAN GENERAL LIFE INSURANCE COMPANY

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A deferred tax asset (“DTA”) or deferred tax liability (“DTL”) is included in the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus, which reflects the expected future tax consequences of temporary differences between the statement values of assets and liabilities for statutory financial reporting purposes and the amounts used for income tax reporting purposes. The change in the net DTA or DTL is reflected in a separate component of unassigned surplus. Net DTAs are limited in their admissibility.

The CAMT is disregarded when evaluating the need for a valuation allowance for the Company’s non-CAMT DTAs.

Accounting Changes

The Company had no accounting changes during 2023 or 2022.

Substantive changes were made to SSAP 26R, Bonds, SSAP 21R, Other Admitted Assets, and SSAP 43R, Loan-Backed and Structured Securities, effective January 1, 2025. The changes provide a new principle-based bond definition to be used for determining which investments are eligible for reporting on Schedule D as a bond. The changes focus on ensuring appropriate consideration of whether an investment qualifies as an issuer credit obligation or asset-backed security prior to reporting as a bond.

Correction of Errors

SAP requires that corrections of errors related to prior periods be reported as adjustments to unassigned surplus to the extent that they are not material to prior periods.

In 2023, two out-of-period errors were identified and corrected, the largest of which was related to an understatement of reserves for variable annuities due to model implementations in 2022. The total of these corrections decreased unassigned surplus by $8 million.

In 2022, three out-of-period errors were identified and corrected, which increased unassigned surplus by $72 million. This decreased claims reserved as a result of overstated claim reserves from 2019-2021.

In 2021, five out-of-period errors were identified and corrected, which decreased unassigned surplus by $161 million. The most significant of these was a tax correction related to 2013 - 2018.

The Company’s management does not believe these corrections to be material to the Company’s results of operations, financial position, or cash flow for the Company’s previously filed annual statement.

Differences in Statutory Accounting and U.S. GAAP Accounting

The accompanying statutory financial statements have been prepared in accordance with accounting practices prescribed or permitted by the TDI. These accounting practices vary in certain respects from U.S. GAAP. The primary differences between NAIC SAP and U.S. GAAP are as follows.

The objectives of U.S. GAAP differ from the objectives of SAP. U.S. GAAP is designed to measure the entity as a going concern and to produce general purpose financial statements to meet the varying needs of the different users of financial statements. SAP is designed to address the accounting requirements of regulators, who are the primary users of statutory-basis financial statements and whose primary objective is to measure solvency. As a result, U.S. GAAP stresses measurement of earnings and financial condition of a business from period to period, while SAP stresses measurement of the ability of the insurer to pay claims in the future.

Investments. Under SAP, investments in bonds and redeemable preferred stocks are generally reported at amortized cost. However, if bonds are designated category “6” and redeemable preferred stocks are designated categories “4 – 6” by the NAIC, these investments are reported at the lesser of amortized cost or fair value with a credit or charge to unrealized investment gains or losses. For U.S. GAAP, such fixed-maturity investments are designated at purchase as held-to-maturity, trading, or available-for-sale. Held-to-maturity fixed-maturity investments are reported at amortized cost, and the remaining fixed-maturity investments are reported at fair value, with unrealized capital gains and losses reported in operations for those designated as trading and as a component of other comprehensive income for those designated as available-for-sale.

Under SAP, all single- and multi-class MBS or other ABS (e.g., Collateralized Mortgage Obligations (“CMO”) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium with respect to such securities using either the retrospective or prospective method. For LBaSS, if it is

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AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the discounted estimated future cash flows. Bonds, other than LBaSS, that are other-than-temporarily impaired are written down to fair value. For U.S. GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, MBS and ABS securities), other than high credit quality securities, would be adjusted using the prospective method when there is a change in estimated future cash flows. If high-credit quality securities must be adjusted, the retrospective method would be used. For all bonds, if it is determined that a decline in fair value is other-than-temporary, the cost basis of the security would be written down to the discounted estimated future cash flows, while the non-credit portion of the impairment would be recorded as an unrealized loss in other comprehensive income.

Under SAP, when it is probable that the insurer will be unable to collect all amounts due according to the contractual terms of the mortgage agreement, allowances are established for temporarily-impaired mortgage loans based on the difference between the unpaid loan balance and the estimated fair value of the underlying real estate, less estimated costs to obtain and sell. The initial allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus rather than as a component of earnings as would be required under U.S. GAAP. If the impairment is other-than-temporary, a direct write down is recognized as a realized loss, and a new cost basis is established. Under U.S. GAAP, an allowance for credit losses is based on the expectation of lifetime credit losses.

Under SAP, joint ventures, partnerships and limited liability companies in which the insurer has a minor ownership interest (i.e., less than 10 percent) or lacks control are generally recorded based on the underlying audited U.S. GAAP basis equity of the investee. Under U.S. GAAP, joint ventures, partnerships and limited liability companies in which the insurer has a significant ownership interest or is deemed to have control are accounted for under the equity method. Where that is not the case, such investments are carried at fair value with changes in fair value recognized in earnings.

Real Estate. Under SAP, investments in real estate are reported net of related obligations; under U.S. GAAP, investments in real estate are reported on a gross basis. Under SAP, real estate owned and occupied by the insurer is included in investments; under U.S. GAAP, real estate owned and occupied by the insurer is reported as an operating asset, and operating income and expenses include rent for the insurer’s occupancy of those properties.

Derivatives. Under SAP, derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value with the changes in fair value recorded as unrealized capital gains or losses. Under U.S. GAAP, such derivative instruments are accounted for at fair value with the changes in fair value recorded as realized capital gains or losses. Under U.S. GAAP, fair value measurement for free standing derivatives incorporate either counterparty’s credit risk for derivative assets or the insurer’s credit risk for derivative liabilities by determining the explicit cost to protect against credit exposure. This credit exposure evaluation takes into consideration observable credit default swap rates. Under SAP, non-performance risk (own credit-risk) is not reflected in the fair value calculations for derivative liabilities. Under U.S. GAAP, index life insurance features in indexed universal life contracts and certain guaranteed features of variable annuities are bifurcated and accounted for separately as embedded policy derivatives and market risk benefits, respectively. Under SAP, embedded derivatives and market risk benefits are not bifurcated or accounted for separately from the host contract.

Interest Maintenance Reserve. Under SAP, the insurer is required to maintain an IMR. IMR is calculated based on methods prescribed by the NAIC and was established to prevent large fluctuations in interest-related capital gains and losses realized through sales or OTTI. IMR applies to all types of fixed maturity investments, including bonds, preferred stocks, MBS, ABS and mortgage loans. After-tax capital gains or losses realized upon the sale or impairment of such investments resulting from changes in the overall level of interest rates are excluded from current period net income and transferred to the IMR. The transferred after-tax net realized capital gains or losses are then amortized into income over the remaining period to maturity of the divested asset. Realized capital gains and losses are reported net of tax and transfers to the IMR, after net gain from operations. Any negative IMR balance is treated as a non-admitted asset, unless certain criteria are met. This reserve is not required under U.S. GAAP and pre-tax realized capital gains and losses are reported as a component of total revenues, with related taxes included in taxes from operations.

Asset Valuation Reserve. Under SAP, the insurer is required to maintain an AVR, which is computed in accordance with a prescribed formula and represents a provision for possible fluctuations in the value of bonds, equity securities, mortgage loans, real estate, and other invested assets. The level of AVR is based on both the type of investment and its

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AMERICAN GENERAL LIFE INSURANCE COMPANY

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credit rating. Under SAP, AVR is included in total adjusted capital for RBC analysis purposes. Changes to AVR are charged or credited directly to unassigned surplus. This reserve is not required under U.S. GAAP.

Subsidiaries. Under SAP, investments in insurance subsidiaries are recorded based upon the underlying audited statutory equity of a subsidiary with all undistributed earnings or losses shown as an unrealized capital gain or loss in unassigned surplus. Dividends received by the parent company from its subsidiaries are recorded through net investment income. Under U.S. GAAP, subsidiaries’ financial statements are combined with the parent company’s financial statements through consolidation. All intercompany balances and transactions are eliminated under U.S. GAAP. Dividends received by the parent company from its subsidiaries reduce the parent company’s investment in the subsidiaries.

Policy Acquisition Costs and Sales Inducements. Under SAP, policy acquisition costs are expensed when incurred. Under U.S. GAAP, acquisition costs that are incremental and directly related to the successful acquisition of new and renewal of existing insurance contracts are deferred as deferred policy acquisition costs (“DAC”). DAC is amortized on a constant level basis (i.e., approximating straight line amortization with adjustments for expected terminations) over the expected term of the related contracts using assumptions consistent with those used in estimating the related liability for future policy benefits, or any other related balances. Under SAP, sales inducements are expensed when incurred. Under U.S. GAAP, certain sales inducements on interest-sensitive life insurance contracts and deferred annuities are deferred and amortized over the life of the contract using the same methodology and assumptions used to amortize DAC.

Deferred Premiums. Under SAP, when deferred premiums exist, statutory deferred premiums are held as a statutory asset, while under U.S. GAAP, deferred premiums are held as a contra-liability in the future policy benefits liability.

Non-admitted Assets. Certain assets designated as “non-admitted,” principally any agents’ balances or unsecured loans or advances to agents, certain DTAs, furniture, equipment and computer software, receivables over 90 days and prepaid expenses, as well as other assets not specifically identified as admitted assets within the NAIC SAP, are excluded from the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus and are charged directly to unassigned surplus. Under U.S. GAAP, such assets are included in the balance sheet.

Universal Life and Annuity Policies. Under SAP, revenues for universal life and annuity policies containing mortality or morbidity risk considerations consist of the entire premium received, and benefits incurred consist of the total of death benefits paid and the change in policy reserves. Payments received on contracts that do not incorporate any mortality or morbidity risk considerations (deposit-type contracts) are credited directly to an appropriate liability for deposit-type contract account without recognizing premium income. Interest credited to deposit-type contracts is recorded as an expense in the Statutory Statements of Operations as incurred. Payments that represent a return of policyholder balances are recorded as a direct reduction of the liability for deposit-type contracts, rather than a benefit expense. Under U.S. GAAP, premiums received in excess of policy charges are not recognized as premium revenue, and benefits represent the excess of benefits paid over the policy account value and interest credited to the account values.

Benefit Reserves. Under SAP, loading is the difference between the gross and valuation net premium. Valuation net premium is calculated using valuation assumptions which are different for statutory and U.S. GAAP. Statutory valuation assumptions are set by the insurer within limits as defined by statutory law. U.S. GAAP valuation assumptions are set by the insurer based on management’s estimates and judgment.

Policyholder funds not involving life contingencies use different valuation assumptions for SAP and U.S. GAAP. Under SAP, prescribed rates of interest related to payout annuities are used in the discounting of expected benefit payments, while under U.S. GAAP, the insurer’s best estimates of interest rates are used.

Under SAP, the CRVM is used for the majority of individual insurance reserves. Under U.S. GAAP, individual insurance policyholder liabilities for traditional forms of insurance are generally established using the net premium ratio (“NPR”) method. For interest-sensitive policies, a liability for policyholder account balances is established under U.S. GAAP based on the contract value that has accrued to the benefit of the policyholder. Policy assumptions used in the estimation of policyholder liabilities are generally prescribed under SAP. Under U.S. GAAP, policy assumptions are based upon best estimates.

Under SAP, the CARVM is used for the majority of individual deferred annuity reserves, while under U.S. GAAP, individual deferred annuity policyholder liabilities are generally equal to the contract value that has accrued to the benefit of the policyholder, together with liabilities for certain contractual guarantees, if applicable. Under SAP, reserves

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AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

for fixed rate deposit-type contracts are based upon their accumulated values, discounted at an annual statutory effective rate, while under U.S. GAAP, reserves for deposit-type contracts are recorded at their accumulated values.

Under GAAP, indexed interest credits and guarantees in excess of contract account values are bifurcated from the host contract as embedded derivatives and market risk benefits, respectively, and reported at fair value. Under SAP, embedded derivatives and market risk benefits are not bifurcated and accounted for separately, but rather are included in the benefit reserve valuation for the host contract.

Reinsurance. Under SAP, policy and contract liabilities ceded to reinsurers are reported as reductions of the related reserves rather than as assets as required under U.S. GAAP. Under SAP, a liability for reinsurance balances has been provided for unsecured policy reserves, unearned premiums, and unpaid losses ceded to reinsurers not licensed to assume such business. Changes to these amounts are credited or charged directly to unassigned surplus. Under U.S. GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings. Under SAP, the criteria used to demonstrate risk transfer varies from U.S. GAAP, which may result in transactions that are accounted for as reinsurance for SAP and deposit accounting for U.S. GAAP. Under SAP, the reserve credit permitted for unauthorized reinsurers is less than or equal to the amount of letter of credit or funds held in trust by the reinsurer. Under U.S. GAAP, assumed and ceded reinsurance is reflected on a gross basis in the balance sheet, and certain commissions allowed by reinsurers on ceded business are deferred and amortized generally on a basis consistent with DAC.

Policyholder Dividend Liabilities. Under SAP, policyholder dividends are recognized when declared. Under U.S. GAAP, policyholder dividends are recognized over the term of the related policies.

Separate Accounts. Under SAP, separate account surplus created through the use of the CRVM, the VACARVM or other reserving methods is reported by the general account as an unsettled transfer from the separate account. The net change on such transfers is included as a part of the net gain from operations in the general account. This is not required under U.S. GAAP.

Separate accounts include certain non-unitized assets which primarily represent MVA fixed options of variable annuity contracts and certain pension risk transfer annuities issued in various states. Under SAP, these contracts are accounted for in the separate account financial statements, while under U.S. GAAP, they are accounted for in the general account.

Deferred Income Taxes. Under SAP, statutory DTAs that are more likely than not to be realized are limited to: 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross DTA expected to be realized within a maximum three years of the reporting date or a maximum 15 percent of the capital and surplus excluding any net DTA, EDP equipment and operating software and any net positive goodwill, plus 3) the amount of the remaining gross DTA that can be offset against existing gross DTLs. The remaining DTAs are non-admitted. Deferred taxes do not include amounts for state taxes. Under U.S. GAAP, state taxes are included in the computation of deferred taxes, all DTAs are recorded and a valuation allowance is established if it is more likely than not that some portion of the DTA will not be realized. Under SAP, income tax expense is based upon taxes currently payable. Changes in deferred taxes are reported in surplus and subject to admissibility limits. Under U.S. GAAP, changes in deferred taxes are recorded in income tax expense.

Offsetting of Assets and Liabilities. Under SAP, offsetting of assets and liabilities is not permitted when there are master netting agreements unless four requirements for valid right of offset are met. The requirements include 1) each of the two parties owes the other determinable amounts, 2) the reporting party has the right to set off the amount owed with the amount owed by the other party, 3) the reporting party intends to set off, and 4) the right of setoff is enforceable. The prohibition against offsetting extends to derivatives and collateral posted against derivative positions, repurchase and reverse repurchase agreements, and securities borrowing and lending transactions, when the reporting entity does not have the intent to set off. Under U.S. GAAP, these amounts under master netting arrangements may generally be offset and presented on a net basis pursuant to an accounting election, even when the reporting entity does not have the intent to set off.

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3. INVESTMENTS

Bonds and Equity Securities

The following table presents the statement value, gross unrealized gain, gross unrealized loss and the estimated fair value of bonds and equity securities by major security type:

(in millions)	Statement Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
December 31, 2023
Bonds:
U.S. government obligations	$1,321	$5	$(214)	$1,112
All other governments	2,041	21	(249)	1,813
States, territories and possessions	239	2	(23)	218
Political subdivisions of states, territories and possessions	210	4	(12)	202
Special revenue	5,392	39	(532)	4,899
Industrial and miscellaneous	98,249	1,546	(9,929)	89,866
Hybrid securities	377	10	(15)	372
Bank loans	3,937	16	(96)	3,857
Parent, subsidiaries and affiliates	366	—	—	366
Total bonds	112,132	1,643	(11,070)	102,705
Preferred stock	80	3	—	83
Common stock*	266	—	—	266
Total equity securities	346	3	—	349
Total	$112,478	$1,646	$(11,070)	$103,054
December 31, 2022
Bonds:
U.S. government obligations	$1,314	$4	$(198)	$1,120
All other government	2,629	20	(385)	2,264
States, territories and possessions	268	2	(30)	240
Political subdivisions of states, territories and possessions	332	8	(21)	319
Special revenue	6,159	35	(710)	5,484
Industrial and miscellaneous	93,378	1,001	(13,217)	81,162
Hybrid securities	435	10	(28)	417
Bank loans	3,580	3	(115)	3,468
Parent, subsidiaries and affiliates	360	—	—	360
Total bonds	108,455	1,083	(14,704)	94,834
Preferred stock	93	—	(4)	89
Common stock*	927	—	—	927
Total equity securities	1,020	—	(4)	1,016
Total	$109,475	$1,083	$(14,708)	$95,850

* Common stock includes $73 million and $753 million of investments in affiliates at December 31, 2023 and 2022, respectively.

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AMERICAN GENERAL LIFE INSURANCE COMPANY

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Bonds and Equity Securities in Loss Positions

The following table summarizes the fair value and gross unrealized losses (where fair value is less than amortized cost) on bonds and equity securities, including amounts on NAIC 6 and 6* bonds, aggregated by major investment category and length of time that individual securities have been in a continuous unrealized loss position:

	Less than 12 Months		12 Months or More		Total
(in millions)	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
December 31, 2023
Bonds:
U.S. government obligations	$88	$(6)	$889	$(208)	$977	$(214)
All other government	158	(20)	1,344	(227)	1,502	(247)
U.S. States, territories and possessions	32	(1)	139	(22)	171	(23)
Political subdivisions of states, territories and possessions	28	(2)	82	(11)	110	(13)
Special revenue	1,001	(81)	2,977	(450)	3,978	(531)
Industrial and miscellaneous	11,361	(1,080)	53,785	(8,851)	65,146	(9,931)
Hybrid securities	40	(1)	199	(14)	239	(15)
Bank loans	813	(40)	1,695	(62)	2,508	(102)
Parents, subsidiaries & affliates	—	—	8	—	8	—
Total bonds	13,521	(1,231)	61,118	(9,845)	74,639	(11,076)
Preferred stock	—	—	—	—	—	—
Common stock	—	—	—	—	—	—
Total equity securities	—	—	—	—	—	—
Total	$13,521	$(1,231)	$61,118	$(9,845)	$74,639	$(11,076)
December 31, 2022
Bonds:
U.S. government obligations	$990	$(197)	$1	$—	$991	$(197)
All other government	1,953	(389)	—	—	1,953	(389)
U.S States, territories and possessions	180	(30)	—	—	180	(30)
Political subdivisions of states, territories and possessions	177	(21)	—	—	177	(21)
Special revenue	4,565	(694)	78	(16)	4,643	(710)
Industrial and miscellaneous	57,098	(10,308)	12,196	(2,927)	69,294	(13,235)
Hybrid securities	268	(30)	—	—	268	(30)
Bank loans	2,184	(71)	897	(47)	3,081	(118)
Total	$67,415	$(11,740)	$13,172	$(2,990)	$80,587	$(14,730)
Preferred stock	84	(6)	—	—	84	(6)
Common stock	2	—	—	—	2	—
Total equity securities	86	(6)	—	—	86	(6)
Total	$67,501	$(11,746)	$13,172	$(2,990)	$80,673	$(14,736)

As of December 31, 2023 and 2022, the number of bonds and equity securities in an unrealized loss position was 7,290 and 8,092, respectively. Bonds comprised 7,288 of the total, of which 5,725 were in a continuous loss position greater than 12 months at December 31, 2023. Bonds comprised 8,010 of the total, of which 1,189 were in a continuous loss position greater than 12 months at December 31, 2022.

The Company did not recognize the unrealized losses in earnings on these fixed maturity securities at December 31, 2023 and 2022, respectively, because the Company neither intends to sell the securities nor does the Company believe that it is more likely than not that the Company will be required to sell these securities before recovery of their amortized cost basis. For fixed maturity securities with significant declines, the Company performed fundamental credit analyses on a security-by-security basis, which included consideration of credit enhancements, expected defaults on underlying collateral, review of relevant industry analyst reports and forecasts and other available market data.

23

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Contractual Maturities of Bonds

The following table presents the statement value and fair value of bonds by contractual maturity:

(in millions)	Statement Value	Fair Value
December 31, 2023

Due in one year or less	$1,433	$1,423

Due after one year through five years	12,717	12,396

Due after five years through ten years	15,311	14,262

Due after ten years	44,241	37,416

LBaSS	38,552	37,330

Total	$112,254	$102,827

Actual maturities may differ from contractual maturities because certain borrowers have the right to call or prepay certain obligations with or without call or prepayment penalties.

Bonds in or near default as to payment of principal or interest had a statement value of $25 million and $124 million at December 31, 2023 and 2022, respectively, which is the fair value. At December 31, 2023 and 2022, the Company had no income excluded from due and accrued for bonds.

December 31, 2023 , the Company’s bond portfolio included bonds totaling $6.4 billion not rated investment grade by the NAIC designations (categories 3-6). These bonds accounted for 3 percent of the Company’s total assets and 4 percent of invested assets. These below investment grade securities, excluding structured securities, span across 14 industries. At December 31, 2022, the Company’s bond portfolio included bonds totaling $7.0 billion not rated investment grade by the NAIC designations (categories 3-6). These bonds accounted for 3 percent of the Company’s total assets and 5 percent of invested assets. These below investment grade securities, excluding structured securities, span across 14 industries.

December 31, 2023 and 2022 The following table presents the industries that constitute more than 10% of the below investment grade securities:

	December 31,

	2023	2022
Consumer cyclical	17.3%	21.3%

Consumer non-cyclical	16.0	16.1

Capital Goods	8.0	8.3

LBaSS

The Company determines fair value of LBaSS based on the amount at which a security could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. The majority of the Company’s ABS, RMBS, CMBS, and collateralized debt obligations (“CDO”) are priced by approved independent third-party valuation service providers and broker dealer quotations. Small portions of the LBaSS that are not traded in active markets are priced by market standard internal valuation methodologies, which include discounted cash flow methodologies and matrix pricing. The estimated fair values are based on available market information and management’s judgments.

The following table presents the statement value and fair value of LBaSS:

	December 31, 2023		December 31, 2022
(in millions)	Statement Value	Fair Value	Statement Value	Fair Value

Loan-backed and structured securities	$38,552	$37,330	$30,699	$28,853

Prepayment assumptions for single class, multi-class mortgage-backed and ABS were obtained from independent third-party valuation service providers or internal estimates. These assumptions are consistent with the current interest rate and economic environment.

24

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

At December 31, 2023 and 2022, the Company had exposure to a variety of LBaSS. These securities could have significant concentrations of credit risk by country, geographical region, property type, servicer or other characteristics. As part of the quarterly surveillance process, the Company takes into account many of these characteristics in making the OTTI assessment.

At December 31, 2023 and 2022, the Company did not have any LBaSS with a recognized OTTI due to the intent to sell or an inability or lack of intent to retain the security for a period of time sufficient to recover the amortized cost basis.

During 2023, 2022 and 2021, the Company recognized total OTTI of $36 million, $114 million and $13 million, respectively, on LBaSS that were still held by the Company. In addition, at December 31, 2023 and 2022, the Company held loan-backed impaired securities (fair value is less than cost or amortized cost) for which an OTTI had not been recognized in earnings as a realized loss. Such impairments include securities with a recognized OTTI for non-interest (credit) related declines that were recognized in earnings, but for which an associated interest-related decline has not been recognized in earnings as a realized capital loss.

The following table summarizes the fair value and aggregate amount of unrealized losses on LBaSS and length of time that individual securities have been in a continuous unrealized loss position:

	Less than 12 Months		12 Months or More		Total
(in millions)	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
December 31, 2023
LBaSS	$7,184	$(454)	$16,089	$(1,699)	$23,273	$(2,153)
December 31, 2022
LBaSS	$16,448	$(1,565)	$6,349	$(999)	$22,797	$(2,564)

In its OTTI assessment, the Company considers all information relevant to the collectability of the security, including past history, current conditions and reasonable forecasts when developing an estimate of future cash flows. Relevant analyst reports and forecasts for the asset class also receive appropriate consideration. The Company also considers how credit enhancements affect the expected performance of the security. In addition, the Company generally considers its cash and working capital requirements and expected cash flows in relation to its business plans and how such forecasts affect the intent and ability to hold such securities to recovery of their amortized cost.

The Company does not have any LBaSS for which it is not practicable to estimate fair values.

The following table presents the rollforward of non-interest related OTTI for LBaSS:

	December 31,

(in millions)	2023	2022
Balance, beginning of year	$1,256	$1,263

Increases due to:

Credit impairment on new securities subject to impairment losses	26	42

Additional credit impairment on previously impaired investments	10	71

Reduction due to:

Credit impaired securities fully disposed for which there was no prior intent or requirement to sell	80	120

Balance, end of year	$1,212	$1,256

See Note 4 for a list with each LBaSS at a CUSIP level where the present value of cash flows expected to be collected is less than the amortized cost basis during the current year and a list of the Company’s structured notes holding at December 31, 2023.

Mortgage Loans

Mortgage loans had outstanding principal balances of $30.4 billion and $25.8 billion at December 31, 2023 and 2022, respectively. Contractual interest rates range from 0.00 percent to 35.00 percent. The mortgage loans at December 31, 2023 had maturity dates ranging from 2023 to 2069.

25

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The Company’s mortgage loans are collateralized by a variety of commercial real estate property types located throughout the U.S. and Canada. The commercial mortgage loans are non-recourse to the borrower.

The following tables present the geographic and property-type distribution of the Company’s mortgage loan portfolio:

	December 31,
	2023	2022
Geographic distribution:
Mid-Atlantic	26.2%	28.0%
Foreign	20.0	22.5
Pacific	15.1	14.7
South Atlantic	15.4	12.1
West South Central	6.4	6.5
East North Central	5.1	5.8
New England	5.3	4.5
Mountain	4.4	3.9
East South Central	1.5	1.5
West North Central	0.6	0.5

Total	100.0%	100.0%
Property type distribution:
Multi-family	32.6%	35.9%
Office	19.5	23.8
Retail	8.5	8.3
Industrial	14.9	16.2
Hotel/Motel	4.1	4.8
Other	20.4	11.0

Total	100.0%	100.0%

At December 31, 2023, there were 331 mortgage loans with outstanding balances of $20 million or more, which loans collectively, aggregated approximately 75 percent of this portfolio.

The following table presents the minimum and maximum lending rates for new mortgage loans during 2023 and 2022:

	Years Ended December 31,
	2023		2022
(in millions)	Maximum	Minimum	Maximum	Minimum
Office	12.00%	3.00%	12.60%	3.00%
Multi-family	9.84	3.01	15.03	2.98
Retail	8.84	5.06	—	—
Industrial	10.34	4.08	9.34	2.68
Hotel/Motel	9.69	6.95	8.68	4.04
Other	26.01	(0.16)	37.35	—

The Company did not reduce any interest rates during 2023 and 2022.

The maximum percentage of any one loan to the value of security at the time of the loan, exclusive of insured or guaranteed or purchase money mortgage was 144 percent and 90 percent, in 2023 and 2022, respectively.

At December 31, 2023, the Company held $560 million in impaired mortgage loans with a related allowance for credit losses. There were no impaired mortgage loans without a related allowance. At December 31, 2022, the Company held $800 million in impaired mortgages with $492 million of related allowances for credit losses and $308 million in impaired loans without a related allowance. The Company’s average recorded investment in impaired loans was $604 million and $669 million, at December 31, 2023 and 2022, respectively. The Company recognized interest income of $15 million, $22 million and $14 million, in 2023, 2022 and 2021, respectively.

26

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents a rollforward of the changes in the allowance for losses on mortgage loans receivable:

	December 31,
(in millions)	2023	2022	2021
Balance, beginning of year	$294	$245	$274

Additions (reductions) charged to unrealized capital loss	148	58	(28)

Direct write-downs charged against allowance	(87)	(9)	(1)
Balance, end of year	$355	$294	$245

During 2023, the Company derecognized $71 million of mortgage loans and recognized $71 million of real estate collateral as a result of foreclosure.

The mortgage loan portfolio has been originated by the Company under strict underwriting standards. Commercial mortgage loans on properties such as offices, hotels and shopping centers generally represent a higher level of risk than do mortgage loans secured by multi-family residences. This greater risk is due to several factors, including the larger size of such loans and the more immediate effects of general economic conditions on these commercial property types. However, due to the Company’s strict underwriting standards, the Company believes that it has prudently managed the risk attributable to its mortgage loan portfolio while maintaining attractive yields.

The following table presents the age analysis of mortgage loans:

	December 31,
(in millions)	2023	2022
Current	$29,547	$24,981

30 - 59 days past due	68	21

60 - 89 days past due	13	3

90 - 179 days past due	24	125

Greater than 180 days past due	—	1
Total	$29,652	$25,131

At December 31, 2023 and 2022, the Company had mortgage loans outstanding under participant or co-lender agreements of $22.7 billion and $21.2 billion, respectively.

The Company had $307 million and $466 million in restructured loans at December 31, 2023 and 2022, respectively.

Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of December 31, 2023:

(in millions)	Residential		Commercial		Agricultural

Loan-to-Value	Amount	Percentage of Total Admitted Assets	Amount	Percentage of Total Admitted Assets	Amount	Percentage of Total Admitted Assets
a. above 95%	$1	—%	$609	0.40%	$—	— %
b. 91% to 95%	1	—	246	0.20	—	—
c. 81% to 90%	264	0.20	1,133	0.70	—	—
d. 71% to 80%	1,645	1.00	2,751	1.70	—	—
e. below 70%	3,689	2.30	19,314	12.00	—	—

Troubled Debt Restructuring

The Company held no restructured debt for which impairment was recognized for both December 31, 2023 and 2022. At December 31, 2023 , the Company had $4 million outstanding commitments to debtors that hold loans with restructured terms. At December 31, 2022, the Company had $4 million of outstanding commitments to debtors that held loans with restructured terms.

27

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Real Estate

The following table presents the components of the Company’s investment in real estate:

	December 31,

(in millions)	2023	2022
Properties occupied by the Company	$—	$6

Properties held for production of income	73	3

Properties held for sale	2	—

Total	$75	$9

The Company recognized no gains or losses in 2023, 2022 and 2021. The Company recognized $3 million in impairment write-downs for its investment in real estate in 2023. The Company did not recognize any impairment write-downs for its investment in real estate during 2022 and 2021.

Other Invested Assets

The following table presents the components of the Company’s other invested assets:

	December 31,

(in millions)	2023	2022
Investments in limited liability companies	$644	$972

Investments in limited partnerships	3,921	4,188

Other unaffiliated investments	1,892	2,717

Receivable for securities	100	73

Non-admitted assets	(1)	(10)

Total	$6,556	$7,940

The Company utilizes the look-through approach in valuing its investments in affiliated joint ventures or partnerships that have the characteristics of real estate investments. These affiliated real estate investments had an aggregate value of $955 million at December 31, 2023. All liabilities, commitments, contingencies, guarantees, or obligations of these holding company entities, which are required to be recorded as liabilities, commitments, contingencies, guarantees or obligations under applicable accounting guidance, are reflected in the Company’s determination of the carrying value of the investment in each of the respective holding company entities, if applicable.

The Company recorded impairment write-downs in joint ventures was $4 million, $13 million and $15 million during 2023, 2022 and 2021, respectively.

28

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Net Investment Income

The following table presents the components of net investment income:

	Years ended December 31,

(in millions)	2023	2022	2021
Bonds	$5,259	$4,608	$4,802
Preferred stocks	2	10	4
Common stocks	11	2	7
Cash and short-term investments	57	44	15
Mortgage loans	1,437	1,038	946
Real estate*	4	4	4
Contract loans	78	68	65
Derivatives	(283)	994	167
Investment income from affiliates	148	399	1,419
Other invested assets	246	320	271
Gross investment income	6,959	7,487	7,700
Investment expenses	(385)	(315)	(197)
Net investment income	$6,574	$7,172	$7,503

* Includes amounts for the occupancy of Company-owned property of $2 million in 2023, 2022 and 2021.

Net Realized and Unrealized Capital Gains (Losses)

The following table presents the components of Net realized capital gains (losses):

	Years ended December 31,
(in millions)	2023	2022	2021
Bonds	$(460)	$(551)	$446
Preferred stocks	(12)	—	14
Common stocks	8	(2)	16
Cash and short-term investments	36	(79)	(1)
Mortgage loans	(162)	(107)	18
Real estate	(3)	—	—
Derivatives	(329)	(1,233)	(659)
Other invested assets	113	80	199
Other	—	—	(49)
Realized capital (losses) gains	(809)	(1,892)	(16)
Federal income tax benefit (expense)	170	397	3
Net gains transferred to IMR	276	305	(392)
Net realized capital (losses) gains	$(363)	$(1,190)	$(405)

During 2023, 2022 and 2021, the Company recognized $87 million, $167 million and $42 million, respectively, of impairment write-downs in accordance with the impairment policy described in Note 2.

The following table presents the proceeds from sales of bonds and equities and the related gross realized capital gains and gross realized capital losses:

	Years ended December 31,
(in millions)	2023	2022	2021

Proceeds	$3,401	$9,787	$11,495

Gross realized capital gains	$64	$112	$823
Gross realized capital losses	$(456)	(472)	(405)

Net realized capital (losses) gains	$(392)	$(360)	$418

29

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents the net change in unrealized capital gains (losses) of investments (including foreign exchange capital gains (losses):

	Years ended December 31,
(in millions)	2023	2022	2021
Bonds	$280	$(369)	$(171)
Preferred and common stocks	53	(59)	(311)
Mortgage loans	273	(523)	(129)
Derivatives	148	(497)	139
Other invested assets	(68)	(280)	502
Other	(10)	19	25
Federal income tax benefit (expense)	(126)	310	(116)

Net change in unrealized (losses) gains of investments	$550	$(1,399)	$(61)

5GI Securities Measured at Aggregate Book Adjusted Carrying Value and Fair Value

The following table presents 5GI Securities measured at aggregate book adjusted carrying value (BACV) and aggregate fair value at December 31:

Investment	Number of 5GI Securities		Aggregate BACV (in millions)		Aggregate Fair Value (in millions)
	2023	2022	2023	2022	2023	2022
Bonds - AC	5	11	$45	$15	$45	$13
LB&SS - AC	3	14	3	11	1	11
Preferred Stock - AC	—	—	—	—	—	—
Preferred Stock - FV	3	4	1	7	1	7
Total	11	29	$49	$33	$47	$31

AC - Amortized Cost

FV - Fair Value

30

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

4.LOAN-BACKED AND STRUCTURED SECURITY IMPAIRMENTS AND STRUCTURED NOTES HOLDINGS

LBaSS

The following table presents the LBaSS held by the Company at December 31, 2023 for which it had recognized non-interest related OTTI subsequent to the adoption of SSAP 43R:

(in thousands)
CUSIP	Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized OTTI	Amortized Cost After OTTI	Fair Value at Time of OTTI	Date of Financial Statement Where Reported
25702@AB2	$899	$1	$898	$1	$1	3/31/2023
25150WAA2	6,490	—	6,490	—	—	3/31/2023
16163HAE1	504	503	—	503	526	3/31/2023
05952GAA9	$2,344	$2,293	$51	$2,293	$2,278	3/31/2023
22541QQJ4	4	—	4	—	—	3/31/2023
12668BKA0	1,929	1,904	25	1,904	1,844	3/31/2023
32051GPW9	$1,749	$1,747	$3	$1,747	$1,712	3/31/2023
Quarterly Total	$13,919	$6,448	$7,471	$6,448	$6,361
75114GAC3	22	—	22	—	—	6/30/2023
23312RAE5	27,786	13,657	14,129	13,657	11,312	6/30/2023
17029RAA9	1,278	—	1,278	—	—	6/30/2023
Quarterly Total	$29,086	$13,657	$15,429	$13,657	$11,312
007036UQ7	2,543	2,528	16	2,528	2,437	9/30/2023
94984NAA0	1,474	1,464	11	1,464	1,565	9/30/2023
02660KAA0	24,925	24,825	100	24,825	28,597	9/30/2023
93934FGB2	8,242	8,164	78	8,164	9,131	9/30/2023
362480AD7	4,575	4,550	25	4,550	5,646	9/30/2023
05952EAA4	420	417	3	417	430	9/30/2023
17025TBE0	3,595	3,591	4	3,591	3,263	9/30/2023
232434AE0	68,655	68,509	146	68,509	71,719	9/30/2023
655378AH0	21,296	21,149	147	21,149	24,021	9/30/2023
45669BAA0	60,942	60,915	27	60,915	65,476	9/30/2023
45660LEF2	14,309	14,261	48	14,261	14,441	9/30/2023
61915YAD3	14,284	14,188	95	14,188	15,795	9/30/2023
126694PP7	3,041	3,029	13	3,029	2,558	9/30/2023
45669FAC7	3,944	3,940	4	3,940	4,052	9/30/2023
761118HU5	2,196	2,173	23	2,173	2,632	9/30/2023
74923WAB4	5,131	5,130	1	5,130	5,068	9/30/2023
Quarterly Total	$239,572	$238,833	$741	$238,833	$256,831
67088CAA5	2,670	204	2,466	204	204	12/31/2023
058928AN2	1,083	724	360	724	713	12/31/2023
61748HJY8	6,601	6,581	20	6,581	5,868	12/31/2023
059522BG6	2,626	2,623	3	2,623	2,491	12/31/2023
466286AA9	13,771	13,748	23	13,748	15,245	12/31/2023
45661XAD4	11,277	11,244	33	11,244	9,860	12/31/2023
02147HAF9	5,644	5,603	40	5,603	5,197	12/31/2023
92990GAC7	2,086	2,083	4	2,083	1,886	12/31/2023
17029PAA3	24,063	14,513	9,550	14,513	11,747	12/31/2023
Quarterly Total	$69,821	$57,323	$12,499	$57,323	$53,211

		Year-end Total	$36,139

None of the structured notes held by the Company are defined as a Mortgage-Referenced Security by the IAO.

31

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

5. SECURITIES LENDING AND REPURCHASE AGREEMENTS

Securities Lending

At December 31, 2023 and 2022, the Company had no bonds loaned pursuant to the securities lending program.

The following table presents the aggregate fair value of cash collateral received related to the securities lending program and the terms of the contractually obligated collateral positions:

December 31,
(in millions)	2023	2022
30 days or less	$—	$—
31 to 60 days	—	—
61 to 90 days	—	—
Subtotal	—	—
Securities collateral received	—	—
Total collateral received	$—	$—

The following table presents the aggregate amortized cost and fair value of cash collateral reinvested related to the securities lending program by maturity date:

	December 31, 2023		December 31, 2022
(in millions)	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Open positions	$—	$—	$—	$—
Subtotal	—	—	—	—

Securities collateral received	—	—	—	—
Total collateral reinvested	$—	$—	$—	$—

Repurchase Agreements

At December 31, 2023 and 2022, bonds with a fair value of approximately $1,675 million and $1,668 million, respectively, were subject to repurchase agreements to secure amounts borrowed by the Company.

The following table presents the aggregate fair value of cash collateral received related to the repurchase agreement program and the terms of the contractually obligated collateral positions:

	December 31,
(in millions)	2023	2022
Open positions	$—	$—
30 days or less	1,623	1,316
31 to 60 days	—	145
61 to 90 days	—	—
Greater than 90 days	—	264
Subtotal	1,623	1,725

Securities collateral received	—	—
Total collateral received	$1,623	$1,725

32

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents the original (flow) and residual maturity for bi-lateral repurchase agreement transactions for the year ended December 31, 2023:

(in millions)	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER

a. Maximum Amount
1. Open - No Maturity	$21	$21	$29	$28
2. Overnight	658	465	—	344
3. 2 Days to 1 Week	1,989	560	—	1,004
4. > 1 Week to 1 Month	1,801	274	—	1,597
5. > 1 Month to 3 Months	73	—	—	—
6. > 3 Months to 1 Year	—	—	—	—
7. > 1 Year	—	—	—	—

b. Ending Balance
1. Open - No Maturity	$21	$21	$29	$28
2. Overnight	—	75	—	—
3. 2 Days to 1 Week	179	—	—	1,004
4. > 1 Week to 1 Month	1,751	—	—	586
5. > 1 Month to 3 Months	—	—	—	—
6. > 3 Months to 1 Year	—	—	—	—
7. > 1 Year	—	—	—	—

The following table presents the Company’s liability to return collateral for the year ended December 31, 2023:

(in millions)	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER

a. Maximum Amount
1. Cash (Collateral - All)	$4,542	$1,320	$29	$2,973
2. Securities Collateral (FV)	—	—	—	—
b. Ending Balance
1. Cash (Collateral - All)	$1,951	$96	$29	$1,618
2. Securities Collateral (FV)	—	—	—	—

The Company requires a minimum of 95 percent of the fair value of securities sold under the repurchase agreements to be maintained as collateral. Cash collateral received is invested in corporate bonds and the offsetting collateral liability for repurchase agreements is included in other liabilities.

The following table presents the aggregate amortized cost and fair value of cash collateral reinvested related to the repurchase agreement program by maturity date:

	December 31, 2023		December 31, 2022

(in millions)	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Open positions	$2,036	$1,675	$1,933	$1,668
Greater than three years	—	—	—	—
Subtotal	2,036	1,675	1,933	1,668
Securities collateral received	—	—	—	—
Total collateral reinvested	$2,036	$1,675	$1,933	$1,668

33

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents the fair value of securities under bi-lateral repurchase agreement transactions for the year ended December 31, 2023:

(in millions)	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER

a. Maximum Amount
1. BACV	$—	$—	$—	$—
2. Nonadmitted - Subset of BACV	—	—	—	—
3. Fair Value	—	—	—	—
b. Ending Balance
1. BACV	$2,436	$120	$39	$2,036
2. Nonadmitted - Subset of BACV	—	—	—	—
3. Fair Value	2,021	100	26	1,675

34

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents the fair value of securities under bi-lateral repurchase agreement transactions for the year ended December 31, 2023:

(in millions)	1 None	2 NAIC 1	3 NAIC 2	4 NAIC 3
Ending Balance
a. Bonds - BACV	$—	$1,094	$942	$—
b. Bonds - FV	—	850	825	—
c. LB & SS - BACV	—	—	—	—
d. LB & SS - FV	—	—	—	—
e. Preferred Stock - BACV	—	—	—	—
f. Preferred Stock - FV	—	—	—	—
g. Common Stock	—	—	—	—
h. Mortgage Loans - BACV	—	—	—	—
i. Mortgage Loans - FV	—	—	—	—
j. Real Estate - BACV	—	—	—	—
k. Real Estate - FV	—	—	—	—
l. Derivatives - BACV	—	—	—	—
m. Derivatives - FV	—	—	—	—
n. Other Invested Assets - BACV	—	—	—	—
o. Other Invested Assets - FV	—	—	—	—
p. Total Assets - BACV	—	1,094	942	—
q. Total Assets - FV	—	850	825	—

(in millions)	5 NAIC 4	6 NAIC 5	7 NAIC 6	8 Non-Admitted
Ending Balance
a. Bonds - BACV	$—	$—	$—	$—
b. Bonds - FV	—	—	—	—
c. LB & SS - BACV	—	—	—	—
d. LB & SS - FV	—	—	—	—
e. Preferred Stock - BACV	—	—	—	—
f. Preferred Stock - FV	—	—	—	—
g. Common Stock	—	—	—	—
h. Mortgage Loans - BACV	—	—	—	—
i. Mortgage Loans - FV	—	—	—	—
j. Real Estate - BACV	—	—	—	—
k. Real Estate - FV	—	—	—	—
l. Derivatives - BACV	—	—	—	—
m. Derivatives - FV	—	—	—	—
n. Other Invested Assets - BACV	—	—	—	—
o. Other Invested Assets - FV	—	—	—	—
p. Total Assets - BACV	—	—	—	—
q. Total Assets - FV	—	—	—	—

35

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

6. RESTRICTED ASSETS

The Company has restricted assets as detailed below. Assets under restriction are general account assets and are not part of the Separate Accounts.

The following table presents the carrying value of the Company’s restricted assets:

	December 31,

(in millions)	2023	2022
On deposit with states	$47	$47
FHLB stock and collateral pledged	6,938	5,043
Subject to repurchase agreements	1,618	1,933
Collateral for derivatives	1,412	1,541
Guaranteed interest contracts	66	68
Other restricted assets	985	464
Total	$11,066	$9,096

7. SUBPRIME MORTGAGE RISK EXPOSURE

The following features are commonly recognized characteristics of subprime mortgage loans:

•	An interest rate above prime to borrowers who do not qualify for prime rate loans;

•	Borrowers with low credit ratings (FICO scores);

•	Interest-only or negative amortizing loans;

•	Unconventionally high initial loan-to-value ratios;

•	Low initial payments based on a fixed introductory rate that expires after a short initial period, then adjusts to a variable index rate plus a margin for the remaining term of the loan;

•	Borrowers with less than conventional documentation of their income and/or net assets;

•	Very high or no limits on how much the payment amount or the interest rate may increase at reset periods, potentially causing a substantial increase in the monthly payment amount; and/or

•	Substantial prepayment penalties and/or prepayment penalties that extend beyond the initial interest rate adjustment period.

Non-agency RMBS can belong to one of several different categories depending on the characteristics of the borrower, the property and the loan used to finance the property. Categorization is a function of FICO score, the type of loan, loan-to-value ratio, and property type and loan documentation.

Generally, subprime loans are made to borrowers with low FICO scores, low levels of equity and reduced income/asset documentation. Due to these characteristics, subprime borrowers pay a substantially higher interest rate than prime borrowers. In addition, they often utilize mortgage products that reduce their monthly payments in the near-term. These include adjustable-rate mortgages with low initial rates or interest-only loans. Borrowers in products like this often experience significant “payment shock” when the teaser payment resets upwards after the initial fixed period.

The primary classification mechanism the Company uses for subprime loans is FICO score. Specifically, a pool with an average FICO at origination less than 650 is considered to be subprime. However, the Company may subjectively adjust this classification based on an assessment of the other parameters mentioned above.

To monitor subprime securities, the Company uses a model with vintage-specific assumptions for delinquency roll rates, loss severities and the timing of losses. As and when needed, these vintage-based assumptions are supplemented with deal-specific information including, but not limited to, geographic distribution, realized loss severities, trigger status and scenario analysis.

36

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The Company has no direct exposure through investments in subprime mortgage loans. The Company’s exposure is through other investments, primarily in RMBS, as described above.

The following table presents information regarding the Company’s investments with subprime exposures:

(in millions)	Actual Cost	Book Adjusted Statement Value	Fair Value	OTTI Recognized to Date
December 31, 2023

In general account:
RMBS	$810	$791	$903	$(14)
CDOs	101	117	113	—
Total subprime exposure	$911	$908	$1,016	$(14)
December 31, 2022

In general account:
RMBS	$868	$842	$963	$(14)
CDOs	74	88	83	—
Total subprime exposure	$942	$930	$1,046	$(14)

The Company has no underwriting exposure to subprime mortgage risk through mortgage guaranty or financial guaranty insurance coverage.

8. DERIVATIVES

The Company has taken positions in certain derivative financial instruments to mitigate or hedge the impact of changes in interest rates, foreign currencies, equity markets, swap spreads, volatility, correlations and yield curve risk on cash flows from investment income, policyholder liabilities and equity. Financial instruments used by the Company for such purposes include interest rate swaps, interest rate swaptions, cross-currency swaps, futures and futures options on equity indices, and futures and futures options on government securities. The Company does not engage in the use of derivative instruments for speculative purposes and is neither a dealer nor trader in derivative instruments.

All derivative instruments are recognized in the financial statements. SSAP 108 allows special accounting treatment for limited derivatives hedging variable annuity guarantee benefits subject to fluctuation as a result of interest rate sensitivity. The special accounting provision permits reporting entities to utilize a form of macro-hedging in which a portfolio of variable annuity policies are jointly designated as the host contracts containing the hedge item, in a fair value hedge, pursuant to a Clearly Defined Hedging Strategy defined within VM-21.

At inception and on an ongoing basis, the hedging relationship must be highly effective in achieving offsetting changes in fair value attributed to the hedged risk during the period that the hedge is designated. The term “highly effective” describes a fair value hedge relationship where the change in fair value of the derivative instrument is within 80 to 125 percent of the opposite change in fair value of the hedged item attributed to the hedged risk.

SSAP 108 requires the Company use the same fair value definition that is used for its economic hedge target, which enables the Company to leverage the existing modeling and attribution platform currently in place for hedging analysis. In addition, the Company uses the VM-21 interest rate sensitivities measured at the beginning of the quarter to estimate the reserve movement attributed to interest rate movement, which leverages the existing modeling and attribution platform in place for Statutory analysis. These approaches and the overall use of the special accounting provision of SSAP 108 in 2022 and 2023 have received the approval of the TDI.

The Company uses a portfolio of interest rates swaps and swaptions to hedge the interest rate risk associated with a portfolio of guaranteed minimum withdrawal benefits (“GMWB”) riders on its variable annuities. This hedging relationship was highly effective and complied with the Clearly Defined Hedging Strategy of VM-21.

Under SSAP 108 all derivatives are reported at fair value. Fair value change in hedge instruments attributable to the hedged risk that offset the change in reserve attributable to the hedged risk is recognized as realized gain/loss in the current period there were no excludable components.

37

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

At December 31, 2023 and 2022, fair value of the derivatives was a liability of $455 million and $1.2 billion, full contract fair value was a liability of $1 billion and $1.7 billion and hedge target fair value was a liability of $963 million and $841 million. For the period ending December 31, 2023 and 2022, fair value change in hedge instruments attributable to the hedged risk that offset the change in reserve attributable to the hedged risk was a realized loss of $193 million and a realized gain $1 billion, respectively. Fair value change in hedge instruments attributable to the hedged risk that do not offset the change in reserve attributable to the hedged risk are recognized as deferred assets/liabilities in the current period and amortized over projected VA guarantees’ Macaulay Duration within the Standard Projection, but not more than 10 years. At December 31, 2023 and 2022, the fair value change in hedge instruments attributable to the hedged risk that do not offset the change in reserve attributable to the hedged risk was a deferred assets of $1.1 billion and deferred assets $739 million, respectively. For the periods ending December 31, 2023 and 2022, amortization was a realized loss of $93 million and a realized loss of $32 million, respectively. Fair value change in hedge instruments not attributable to the hedged risk are recognized as unrealized gain/loss, if any. All fair value changes in hedge instruments were attributable to the hedged risk for the period. Based on the currently liability profile, deferred asset/ liabilities are being amortized over 10 years.

Starting in 2022, the Company designated, under SSAP 86, certain foreign exchange derivatives as effective hedges of certain invested assets. During 2023, the Company also designated certain interest rate swaps as effective cash flow hedges of floating-rate investment assets. Derivatives not designated for hedge accounting are accounted for at fair value with the changes in fair value recorded in surplus as unrealized gains or losses, net of deferred taxes. The value of the Company’s exchange traded futures contracts relates to the one-day lag in the net cash settlement of these contracts.

The Company recognized a net unrealized capital gain of $167 million in 2023, an unrealized capital gain of $478 million in 2022 and an unrealized capital gain of $139 million in 2021, related to derivatives that did not qualify for hedge accounting.

Net cash collateral received for derivative transactions increased in the year 2023, as a result of increases in fair values of derivatives covered by an International Swaps and Derivative Association Master Agreement (“ISDA Master Agreement”) and Credit Support Annex provisions. At December 31, 2023, the Company held collateral for SSAP 86 and SSAP 108 derivatives of $1,861 million, which is invested in cash, cash equivalents and/or short-term investments.

Refer to Note 3 for disclosures related to net realized capital gains (losses).

Swaps, Options, and Futures

Interest rate or cross-currency swap agreements are agreements to exchange with a counterparty, at specified intervals, payments of differing character (for example, variable-rate payments exchanged for fixed-rate payments) or in different currencies, based on an underlying principal balance, notional amount. Generally no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each contractual payment due date, and this net payment is included in the Statutory Statement of Operations.

Options are contracts that grant the purchaser, for a premium payment, the right, but not the obligation, either to purchase or sell a financial instrument at a specified price within a specified period of time. The Company purchases call options on the S&P 500 Index to offset the risk of certain guarantees of specific equity-index annuity and universal life policy values. The Company also purchases put options on the S&P 500 Index to offset volatility risk arising from minimum guarantees embedded in variable annuities. The options are carried at fair value, with changes in fair value recognized in unrealized investment gains and losses.

Financial futures are contracts between two parties that commit one party to purchase and the other to sell a particular commodity or financial instrument at a price determined on the final settlement day of the contract. Futures contracts detail the quality and quantity of the underlying asset; they are standardized to facilitate trading on a futures exchange. Some futures contracts may call for physical delivery of the asset, while others are settled in cash. The Company uses futures contracts on Euro dollar deposits, U.S. Treasury Notes, U.S. Treasury Bonds, the S&P 500 Index, MidCap 400, Russell 2000, MSCI EAFE, foreign government debt securities, and foreign denominated equity indices to offset the risk of certain guarantees on annuity policy values.

38

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Interest Rate Risk

Interest rate derivatives are used to manage interest rate risk associated with certain guarantees of variable annuities and equity indexed annuities and certain bonds. The Company’s interest rate hedging derivative instruments include (1) interest rate swaps and swaptions; (2) listed futures on government securities; and (3) listed futures options on government securities; and (4) unlisted swaps and swaptions in U.S. Dollar Secured Overnight Financing Rate.

Currency Risk

Foreign exchange contracts used by the Company include cross-currency swaps, which are used to reduce risks from changes in currency exchange rates with respect to investments denominated in foreign currencies that the Company holds.

Equity Risk

Equity derivatives are used to mitigate financial risk embedded in certain insurance liabilities.

Credit Risk

The Company is exposed to credit-related losses in the event of non-performance by counterparties to financial instruments, but it does not expect any counterparties to fail to meet their obligations given their high credit ratings. For over-the-counter (“OTC”) derivatives, the Company’s net credit exposure is determined based on master netting agreements, which take into consideration all derivative positions with the counterparty, as well as collateral posted by the counterparty at the balance sheet date. The Company is exposed to credit risk when the net position with a particular counterparty results in an asset that exceeds collateral pledged by that counterparty.

For OTC contracts, the Company generally uses an ISDA Master Agreement and Credit Support Annexes with bilateral collateral provisions to reduce counterparty credit exposures. An ISDA Master Agreement is an agreement between two counterparties, which may cover multiple derivative transactions and such ISDA Master Agreement generally provides for the net settlement of all or a specified group of these derivative transactions, as well as transferred collateral, through a single payment, in a single currency, in the event of a default affecting any one derivative transaction or a termination event affecting all or a specified group of the transactions. The Company minimizes the risk that counterparties might be unable to fulfill their contractual obligations by monitoring counterparty credit exposure and collateral value and may require additional collateral to be posted upon the occurrence of certain events or circumstances. In the unlikely event of a failure to perform by any of the counterparties to these derivative transactions, there would not be a material effect on the Company’s admitted assets, liabilities or capital and surplus.

The Company has also entered into exchange-traded options and futures contracts. Under exchange-traded futures contracts, the Company agrees to purchase a specified number of contracts with other parties and to post or receive variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The parties with whom the Company enters into exchange-traded futures are regulated futures commission merchants who are members of a trading exchange. The credit risk of exchange-traded futures is partially mitigated because variation margin is settled daily in cash. Exchange-traded option contracts are not subject to daily margin settlements and amounts due to the Company based upon favorable movements in the underlying securities or indices are owed upon exercise.

39

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents the notional amounts, statement values and fair values of the Company’s derivative instruments:

	December 31, 2023			December 31, 2022
(in millions)	Contract or Notional Amount	Statement Value	Fair Value	Contract or Notional Amount	Statement Value	Fair Value
Assets:
Interest rate contracts	$25,958	$1,808	$1,808	$18,022	$1,700	$1,700
Foreign exchange contracts	6,641	679	679	5,190	822	826
Equity contracts	104,770	5,372	5,371	58,131	1,505	1,504
Other contracts	14	—	—	49	1	1
Derivative assets, gross	137,383	7,859	7,858	81,392	4,028	4,031
Counter party netting*	—	(5,975)	(5,975)	—	(3,562)	(3,562)
Derivative assets, net	$137,383	$1,884	$1,883	$81,392	$466	$469
Liabilities:
Interest rate contracts	$31,308	$2,070	$2,063	$22,448	$2,653	$2,653
Foreign exchange contracts	9,001	453	467	7,484	523	521
Equity contracts	43,063	4,403	4,403	39,808	1,193	1,193
Other contracts	47	2	2	—	—	—
Derivative liabilities, gross	83,419	6,928	6,935	69,740	4,369	4,367
Counter party netting*	—	(5,975)	(5,975)	—	(3,562)	(3,562)
Derivative liabilities, net	$83,419	$953	$960	$69,740	$807	$805

* Represents netting of derivative exposures covered by a qualifying master netting agreement.

The Company has a right of offset of its derivatives asset and liability positions with various counterparties.

The following table presents the effect of the right of offsets:

	December 31, 2023		December 31, 2022
(in millions)	Assets	Liabilities	Assets	Liabilities
Gross amount recognized	$7,859	$6,927	$4,028	$4,369
Amount offset	(5,975)	(5,975)	(3,562)	(3,562)
Net amount presented in the Statement of Admitted
Assets, Liabilities, and Capital and Surplus	$1,884	$952	$466	$807

40

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

9. INFORMATION ABOUT FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK AND FINANCIAL INSTRUMENTS WITH CONCENTRATIONS OF CREDIT RISK

The following table presents the Company’s derivative financial instruments with concentrations of credit risk:

	December 31, 2023		December 31, 2022

(in millions)	Contract or Notional Amount	Final Maturity Date	Contract or Notional Amount	Final Maturity Date

Derivative assets:
Interest rate contracts	$25,958	2056	$18,022	2069
Foreign exchange contracts	6,641	2061	5,190	2061
Equity contracts	104,770	2028	58,131	2028
Credit contracts	—	—	—	—
Other contracts	14	2053	49	2042
Derivative liabilities:
Interest rate contracts	31,308	2071	22,448	2071
Foreign exchange contracts	9,001	2063	7,484	2060
Equity contracts	43,063	2025	39,808	2024
Other contracts	47	2042	—	—

The credit exposure to the Company’s derivative contracts is limited to the fair value of such contracts that are favorable to the Company at the reporting date.

The credit exposure to the Company’s derivative contracts aggregated $829.4 million and $848.9 million at December 31, 2023 and 2022, respectively.

10. FAIR VALUE INSTRUMENTS

Fair Value Measurements

The Company carries certain financial instruments at fair value. The Company defines the fair value of a financial instrument as the amount that would be received from the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Company is responsible for the determination of the value of the investments carried at fair value and the supporting methodologies and assumptions.

The degree of judgment used in measuring the fair value of financial instruments generally inversely correlates with the level of observable valuation inputs. The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value. Financial instruments with quoted prices in active markets generally have more pricing observability and less judgment is used in measuring fair value. Conversely, financial instruments for which no quoted prices are available have less observability and are measured at fair value using valuation models or other pricing techniques that require more judgment. Pricing observability is affected by a number of factors, including the type of financial instrument, whether the financial instrument is new to the market and not yet established, the characteristics specific to the transaction, liquidity and general market conditions

Fair Value Hierarchy

Assets and liabilities recorded at fair value are measured and classified in accordance with a fair value hierarchy consisting of three “levels” based on the observability of valuation inputs:

•

Level 1: Fair value measurements based on quoted prices (unadjusted) in active markets that the Company has the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. The Company does not adjust the quoted price for such instruments.

•

Level 2: Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals.

42

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

•

Level 3: Fair value measurements based on valuation techniques that use significant inputs that are unobservable. Both observable and unobservable inputs may be used to determine the fair values of positions classified in Level 3. The circumstances for using these measurements include those in which there is little, if any, market activity for the asset or liability. Therefore, the Company must make certain assumptions as to the inputs a hypothetical market participant would use to value that asset or liability. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In those cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value.

Bonds: Fair value is based principally on value from independent third-party valuation service providers, broker quotes and other independent information.

Preferred stocks: Fair value of unaffiliated preferred stocks is based principally on value from independent third-party service providers, broker quotes and other independent information.

Cash, cash equivalents and short term investments: Carrying amount approximate fair value because of the relatively short period of time between origination and expected realization and their limited exposure to credit risk.

Mortgage loans: Fair values are primarily determined by discounting future cash flows to the present at current market rates, using expected prepayment rates.

Contract loans: Carrying amounts, which approximate fair value, are generally equal to unpaid principal amount as of each reporting date. No consideration is given to credit risk because contract loans are effectively collateralized by the cash surrender value of the policies.

Securities lending reinvested collateral assets: Securities lending assets are generally invested in short-term investments and thus carrying amounts approximate fair values because of the relatively short period of time between origination and expected realizations.

Separate account assets: Variable annuity and variable universal life assets are carried at the market value of the underlying securities. Certain separate account assets related to market value adjustment fixed annuity contracts are carried at book value. Fair value is based principally on the value from independent third-party valuation service providers, broker quotes and other independent information.

Policy reserves and contractual liabilities: Fair value for investment contracts (those without significant mortality risk) not accounted for at fair value were estimated for disclosure purposes using discounted cash flow calculations based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued. When no similar contracts are being offered, the discount rate is the appropriate swap rates (if available) or current risk-free interest rates consistent with the currency in which cash flows are denominated.

Payable for securities lending: Cash collateral received from the securities lending program is invested in short-term investments and the offsetting liability is included in payable for securities lending. The carrying amount of this liability approximates fair value because of the relatively short period between origination of the liability and expected settlement.

Receivables/payables for securities: Such amounts represent transactions of a short-term nature for which the statement value is considered a reasonable estimate of fair value.

42

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Fair Value Information about Financial Instruments Not Measured at Fair Value

The following table presents the aggregate fair values of the Company’s financial instruments not measured at fair value compared to their statement values:

(in millions)	Aggregate Fair Value	Admitted Assets or Liabilities	Level 1	Level 2	Level 3
December 31, 2023
Assets:
Bonds	$102,685	$112,112	$22	$84,726	$17,937
Preferred stocks	79	76	—	79	—
Common stocks	196	196	—	196	—
Cash, cash equivalents and short-term investments	900	900	778	122	—
Mortgage loans	27,861	29,652	—	—	27,861
Contract loans	1,157	1,157	—	—	1,157
Derivatives	(46)	(39)		(46)
Receivables for securities	100	100	—	100	—
Separate account assets	19,068	21,379	—	19,068	—
Liabilities:
Policy reserves and contractual liabilities	13,330	13,439	—	79	13,251
Derivatives	—	—	—	—	—
Payable for securities	182	182	—	182	—
December 31, 2022
Assets:
Bonds	$94,784	$108,404	$—	$80,029	$14,755
Preferred stocks	78	82	—	78	—
Common stocks	163	163	—	163	—
Cash, cash equivalents and short-term investments	951	951	564	387	—
Mortgage loans	23,082	25,131	—	—	23,082
Contract loans	1,138	1,138	—	—	1,138
Derivatives	5	2		5
Receivables for securities	73	73	—	73	—
Separate account assets	12,087	14,525	—	12,087	—
Liabilities:
Policy reserves and contractual liabilities	11,734	11,635	—	106	11,628
Derivatives	20	22		20
Payable for securities	369	369	—	369	—

43

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Valuation Methodologies of Financial Instruments Measured at Fair Value

Bonds

Bonds with NAIC 6 or 6* designations and redeemable preferred stocks with NAIC 4, 5 or 6 designations are carried at the lower of amortized cost or fair value. Perpetual preferred stocks are carried at fair value, not to exceed any currently effective call rate. The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value. Whenever available, the Company obtains quoted prices in active markets for identical assets at the balance sheet date to measure bonds at fair value. Market price data generally is obtained from exchange or dealer markets.

The Company estimates the fair value of securities not traded in active markets, by referring to traded securities with similar attributes, using dealer quotations, a matrix pricing methodology, discounted cash flow analyses or internal valuation models. This methodology considers such factors as the issuer’s industry, the security’s rating and tenor, its coupon rate, its position in the capital structure of the issuer, yield curves, credit curves, prepayment rates and other relevant factors. For bonds that are not traded in active markets or that are subject to transfer restrictions, valuations are adjusted to reflect illiquidity and/or non-transferability, and such adjustments generally are based on available market evidence. In the absence of such evidence, management’s best estimate is used.

Fair values for bonds and preferred stocks based on observable market prices for identical or similar instruments implicitly include the incorporation of counterparty credit risk. Fair values for bonds and preferred stocks based on internal models incorporate counterparty credit risk by using discount rates that take into consideration cash issuance spreads for similar instruments or other observable information.

Common Stocks (Unaffiliated)

Whenever available, the Company obtains quoted prices in active markets for identical assets at the balance sheet date to measure equity securities at fair value. Market price data is generally obtained from exchanges or dealer markets.

Freestanding Derivatives

Derivative assets and liabilities can be exchange-traded or traded OTC. The Company generally values exchange-traded derivatives, such as futures and options, using quoted prices in active markets for identical derivatives at the balance sheet date.

OTC derivatives are valued using market transactions and other observable market evidence whenever possible, including market-based inputs to models, model calibration to market clearing transactions, broker or dealer quotations or alternative pricing sources with reasonable levels of price transparency. When models are used, the selection of a particular model to value an OTC derivative depends on the contractual terms of, and specific risks inherent in, the instrument as well as the availability of pricing information in the market. The Company generally uses similar models to value similar instruments. Valuation models can require a variety of inputs, including contractual terms, market prices and rates, yield curves, credit curves, measures of volatility, prepayment rates and correlations of such inputs. For OTC derivatives that trade in liquid markets, such as generic forwards, swaps and options, model inputs can generally be corroborated by observable market data by correlation or other means, and model selection does not involve significant management judgment.

Certain OTC derivatives trade in less liquid markets with limited pricing information, and the determination of fair value for these derivatives is inherently more difficult. When the Company does not have corroborating market evidence to support significant model inputs and cannot verify the model using market transactions, the transaction price is initially used as the best estimate of fair value. Accordingly, when a pricing model is used to value such an instrument, the model is adjusted so the model value at inception equals the transaction price. Subsequent to initial recognition, the Company updates valuation inputs when corroborated by evidence such as similar market transactions, independent third-party valuation services and/or broker or dealer quotations, or other empirical market data. When appropriate, valuations are adjusted for various factors such as liquidity, bid/offer spreads and credit considerations. Such adjustments are generally based on available market evidence. In the absence of such evidence, management’s best estimate is used.

44

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Separate Account Assets

Separate account assets are comprised primarily of registered and open-ended variable funds that trade daily and are measured at fair value using quoted prices in active markets for identical assets. Certain separate account assets are carried at amortized cost.

45

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Assets and Liabilities Measured at Fair Value

The following table presents information about assets and liabilities measured at fair value:

(in millions)	Level 1	Level 2	Level 3	Counterparty Netting*	Total
December 31, 2023
Assets at fair value:
Bonds
All Other Government		—			—
Industrial and miscellaneous	—	14	6	—	20
Bank loans	—	—	—	—	—
Total bonds	—	14	6	—	20
Preferred stock
Industrial and miscellaneous	4	—	1	—	5
Total preferred stock	4	—	1	—	5
Common stock
Industrial and miscellaneous	—	—	—	—	—
Mutual funds	1	—	—	—	1
Total common stock	1	—	—	—	1
Derivative assets:
Interest rate contracts	—	1,401	408	—	1,809
Foreign exchange contracts	—	679	—	—	679
Equity contracts	6	4,665	700	—	5,371
Other Contracts	—	—	—		—
Counterparty netting	—	—		(5,975)	(5,975)
Total derivative assets	6	6,745	1,108	(5,975)	1,884
Separate account assets	45,987	1,426	—	—	47,414
Total assets at fair value	$45,998	$8,185	$1,115	$(5,975)	$49,324
Liabilities at fair value:
Derivative liabilities:
Interest rate contracts	$—	$2,070	$—	$—	$2,070
Foreign exchange contracts	—	414	—	—	414
Equity contracts	2	4,336	65	—	4,403
Credit contracts	—	—	—	—	—
Other contracts	—	—	2	—	2
Counterparty netting	—	—	—	(5,975)	(5,975)
Total derivative liabilities	2	6,820	67	(5,975)	914
Total liabilities at fair value	$2	$6,820	$67	$(5,975)	$914
December 31, 2022
Assets at fair value:
Bonds
All Other Government		2			$2
Industrial and miscellaneous	$—	$46	$3	$—	$49
Total bonds	—	48	3	—	51
Preferred stock
Industrial and miscellaneous	4	—	7	—	11
Total preferred stock	4	—	7	—	11
Common stock
Industrial and miscellaneous	7	2	2	—	11
Mutual funds	—	—	—	—	—
Total common stock	7	2	2	—	11
Derivative assets:
Interest rate contracts	1	1,411	288	—	1,700
Foreign exchange contracts	—	821	—	—	821
Equity contracts	9	1,255	240	—	1,504
Other Contracts			1		1
Counterparty netting	—	—	—	(3,562)	(3,562)
Total derivative assets	10	3,487	529	(3,562)	464
Separate account assets	43,653	1,523	—	—	45,176
Total assets at fair value	$43,674	$5,060	$541	$(3,562)	$45,713
Liabilities at fair value:
Derivative liabilities:
Interest rate contracts	$—	$2,653	$—	$—	$2,653
Foreign exchange contracts	—	502	—	—	502
Equity contracts	2	1,174	16	—	1,192
Counterparty netting	—	—	—	(3,562)	(3,562)
Total derivative liabilities	2	4,329	16	(3,562)	785
Total liabilities at fair value	$2	$4,329	$16	$(3,562)	$785

* Represents netting of derivative exposures covered by a qualifying master netting agreement.

46

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Changes in Level 3 Fair Value Measurements

The following tables present changes in Level 3 assets and liabilities measured at fair value and the gains (losses) related to the Level 3 assets and liabilities that remained on the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus:

(in millions)	Bonds	Preferred Stocks	Common Stocks	Derivative Assets	Total Assets	Derivative Liabilities
Balance, January 1, 2021	$12	$—	$—	$181	$193	$55
Total realized/unrealized capital gains or losses:
Included in net (loss) income	(9)	14	10	(56)	(41)	7
Included in surplus	15	—	—	28	43	(49)
Purchases, issuances and settlements	(43)	(12)	(10)	258	193	9
Transfers into Level 3	38	4	—	52	94	—
Transfers out of Level 3	(2)	—	—	(53)	(55)	—
Balance, December 31, 2021	$11	$6	$—	$410	$427	$22
Total realized/unrealized capital gains or losses:
Included in net (loss) income	13	—	—	(232)	(219)	(29)
Included in surplus	(11)	(1)	—	(214)	(226)	(22)
Purchases, issuances and settlements	(44)	2	1	565	524	45
Transfers into Level 3	73	—	1	—	74	—
Transfers out of Level 3	(39)	—	—	—	(39)	—
Balance, December 31, 2022	$3	$7	$2	$529	$541	$16
Total realized/unrealized capital gains or losses:
Included in net (loss) income	(10)	(7)	—	(444)	(461)	(29)
Included in surplus	—	1	—	329	330	30
Purchases, issuances and settlements	9	—	(2)	694	701	50
Transfers into Level 3	4	—	—	—	4	—
Transfers out of Level 3	—	—	—	—	—	—
Balance, December 31, 2023	$6	$1	$—	$1,108	$1,115	$67

Assets are transferred out of Level 3 when circumstances change such that significant inputs can be corroborated with market observable data or when the asset is no longer carried at fair value. This may be due to a significant increase in market activity for the asset, a specific event, one or more significant inputs becoming observable or when a long-term interest rate significant to a valuation becomes short-term and thus observable. Transfers out of level 3 can also occur due to favorable credit migration resulting in a higher NAIC designation. Securities are generally transferred into Level 3 due to a decrease in market transparency, downward credit migration and an overall increase in price disparity for certain individual security types. The Company’s policy is to recognize transfers in and out at the end of the reporting period, consistent with the date of the determination of fair value.

In both 2023 and 2022, there were no transfers between Level 1 and Level 2 securities.

Both observable and unobservable inputs may be used to determine the fair values of positions classified in Level 3 in the tables above. As a result, the unrealized capital gains (losses) on instruments held at December 31, 2023 and 2022 may include changes in fair value that were attributable to both observable and unobservable inputs.

Quantitative Information About Level 3 Fair Value Measurements

The Company had no quantitative information about level 3 fair value measurements to report at December 31, 2023.

Gross Basis Fair Value Measurements

The following table presents the Company’s derivative assets and liabilities measured at fair value, on a gross basis, before counterparty and cash collateral netting:

(in millions)	Level 1	Level 2	Level 3	Total
December 31, 2023
Derivative assets at fair value	$6	$6,745	$1,108	$7,859
Derivative liabilities at fair value	(2)	(6,820)	(67)	(6,889)

December 31, 2022
Derivative assets at fair value	$10	$3,487	$529	$4,026
Derivative liabilities at fair value	(2)	(4,329)	(16)	(4,347)

47

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

11. AGGREGATE POLICY RESERVES AND DEPOSIT FUND LIABILITIES

The following table presents the Company’s reserves by major category:

(in millions)	Years ended December 31,
	2023	2022
Life insurance	$41,544	$41,157
Annuities (excluding supplementary contracts with life contingencies)	95,144	88,847
Supplementary contracts with life contingencies	371	480
Accidental death benefits	15	15
Disability - active lives	29	31
Disability - disabled lives	208	210
Excess of VM-21 reserves over basic reserves	111	18
Deficiency reserves	1,180	1,272
Other miscellaneous reserve	1,065	1,154
Gross life and annuity reserves	139,667	133,184
Reinsurance ceded	(25,967)	(24,335)
Net life and annuity reserves	113,700	108,849
Accident and health reserves
Unearned premium reserves	7	7
Present value of amounts not yet due on claims	192	193
Additional contract reserves	504	520
Gross accident and health reserves	703	720
Reinsurance ceded	(6)	(9)
Net accident and health reserves	697	711
Aggregate policy reserves	$114,397	109,560

The following table presents the withdrawal characteristics of annuity actuarial reserves and deposit-type contract funds and other liabilities without life contingencies:

A. Individual Annuities:

	December 31, 2023
(in millions)	General account	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total
(1) Subject to discretionary withdrawal :
a. With market value adjusted	$44,316	$3,563	$—	$47,879	38.34%
b. At book value less current surrender charge of 5% or more	10,554	—	—	10,554	8.45%
c. At fair value	—	26	29,877	29,903	23.95%
d. Total with market adjustment or at fair value	54,870	3,589	29,877	88,336	70.74%
e. At book value without adjustment (minimal or no charge or adjustment)	22,365	—	12	22,377	17.92%
(2) Not subject to discretionary withdrawal	14,102	—	60	14,162	11.34%
(3) Total (gross: direct + assumed)	$91,337	$3,589	$29,949	$124,875	100.00%
(4) Reinsurance ceded	244	—	—	244
(5) Total (net)* (3) - (4)	$91,093	$3,589	$29,949	$124,631
(6) Amount included in A(1)b above that will move to A(1)e in the year after statement date:	$2,966	$—	$—	$2,966

* Reconciliation of total annuity actuarial reserves and deposit fund liabilities.

48

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

B. Group Annuities:

	December 31, 2023
(in millions)	General account	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total
(1) Subject to discretionary withdrawal :
a. With market value adjusted	$162	$54	$—	$216	0.63%
b. At book value less current surrender charge of 5% or more	30	—	—	30	0.09%
c. At fair value	—	—	13,681	13,681	39.80%
d. Total with market adjustment or at fair value	192	54	13,681	13,927	40.52%
e. At book value without adjustment (minimal or no charge or adjustment)	2,108	—	—	2,108	6.13%
(2) Not subject to discretionary withdrawal	1,878	16,434	25	18,337	53.35%
(3) Total (gross: direct + assumed)	$4,178	$16,488	$13,706	$34,372	100.00%
(4) Reinsurance ceded	65	—	—	65
(5) Total (net)* (3) - (4)	$4,113	$16,488	$13,706	$34,307
(6) Amount included in B(1)b above that will move to B(1)e in the year after statement date:	$2	$—	$—	$2

* Reconciliation of total annuity actuarial reserves and deposit fund liabilities.

C. Deposit-Type Contracts (no life contingencies):

	December 31, 2023
(in millions)	General account	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total
(1) Subject to discretionary withdrawal :
a. With market value adjusted	$—	$—	$—	$—	—%
b. At book value less current surrender charge of 5% or more	—	—	—	—	—%
c. At fair value	—	—	—	—	—%
d. Total with market adjustment or at fair value	—	—	—	—	—%
e. At book value without adjustment	537	—	8	545	3.87%
(minimal or no charge or adjustment)
(2) Not subject to discretionary withdrawal	13,495	—	54	13,549	96.13%
(3) Total (gross: direct + assumed)	$14,032	$—	$62	$14,094	100.00%
(4) Reinsurance ceded	17	—	—	17
(5) Total (net)* (3) - (4)	$14,015	$—	$62	$14,077
(6) Amount included in C(1)b above that will move to C(1)e in the year after statement date:	$—	$—	$—	$—

* Represents annuity reserves reported in separate accounts liabilities.

49

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Withdrawal characteristics of Life Actuarial Reserves as of December 31, 2023:

		December 31, 2023
		General Account			Separate Account - non-guaranteed
		Account	Cash value	Reserve	Account	Cash value	Reserve
(in millions)		value			value
A. Subject to discretionary withdrawal,
surrender values, or policy loans:
(1)	Term policies with cash value	$—	$642	$3,239	$—	$—	$—
(2)	Universal life	5,478	5,499	6,238	—	—	—
(3)	Universal life with secondary guarantees	1,641	1,453	7,987	—	—	—
(4)	Indexed universal life	743	665	730	—	—	—
(5)	Indexed universal life with secondary	1,833	1,187	1,842	—	—	—
	guarantees
(6)	Indexed life	—	—	—	—	—	—
(7)	Other permanent cash value life insurance	2,183	8,605	9,854	1,760	1,760	1,760
(8)	Variable life	—	—	—	—	—	—
(9)	Variable universal life	113	103	140	1,649	1,642	1,636
(10) Miscellaneous reserves		—	—	—	—	—	—
B. Not subject to discretionary withdrawal
or no cash values
(1)	Term policies without cash value	XXX	XXX	$11,514	XXX	XXX	$—
(2)	Accidental death benefits	XXX	XXX	15	XXX	XXX	—
(3)	Disability - active lives	XXX	XXX	29	XXX	XXX	—
(4)	Disability - disabled lives	XXX	XXX	208	XXX	XXX	—
(5)	Miscellaneous reserves	XXX	XXX	2,200	XXX	XXX	—
C. Total (gross: direct + assumed)		$11,991	$18,154	$43,996	$3,409	$3,402	$3,396
D. Reinsurance ceded		6,979	10,192	25,651	—	—	—
E. Total (net) (C) - (D)		$5,012	$7,962	$18,345	$3,409	$3,402	$3,396

12. SEPARATE ACCOUNTS

Separate Accounts

The separate accounts held by the Company consist primarily of variable life insurance policies and variable annuities. These contracts generally are non-guaranteed in nature such that the benefit is determined by the performance and/or market value of the investments held in the separate account. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative.

Certain other separate accounts relate to MVA fixed annuity contracts in which the assets are carried at amortized cost.

These policies are required to be held in the Company’s separate account by certain states, including Texas.

Certain other separate accounts relate to flexible premium adjustable life insurance and pension risk transfer annuities in which the assets are carried at amortized cost. These contracts provide the greater of guaranteed interest returns defined in the policy or interest in excess of the guaranteed rate as defined by the Company.

The Company does not engage in securities lending transactions within the separate accounts.

In accordance with the products/transactions recorded within the separate account, some assets are considered legally insulated whereas others are not legally insulated from the general account. The legal insulation of the separate account assets prevents such assets from being generally available to satisfy claims resulting from the general account.

General account reserves of $13 million and $7 million were established for the separate account reserve in excess of assets in subaccounts TFA1-B and TFA1-D, respectively.

50

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents separate account assets by product or transaction:

	December 31, 2023		December 31, 2022
(in millions)	Legally Insulated Assets	Separate Accounts Assets (Not Legally Insulated)	Legally Insulated Assets	Separate Accounts Assets (Not Legally Insulated)
Variable annuities	$44,445	$—	$42,104	$—
Variable life	2,969	—	3,073	—
Bank-owned life insurance – hybrid	503	—	482	—
Deferred annuities with MVA features	401	—	417	—
Pension risk transfer annuities	18,022	—	11,453	—
Annuities with MVA features	—	2,427	—	2,148
Fixed annuities excess interest adjustment features	—	25	—	24
Total	$66,340	$2,452	$57,529	$2,172

Some separate account liabilities are guaranteed by the general account. To compensate the general account for the risks taken, the separate accounts pay risk charges to the general account.

If claims were filed on all contracts, the current total maximum guarantee the general account would provide to the separate account as of December 31, 2023 and 2022 is $5.4 billion and $3.9 billion, respectively.

The separate account business seed money balances were $6 million and $0 million at December 31, 2023 and 2022, respectively.

The following table presents the risk charges paid by the separate accounts and the guarantees paid by the general account:

(in millions)	Risk Charge paid by the Separate Account	Guarantees Paid by the General Account
2023	$558	$65
2022	596	64
2021	539	36
2020	450	43
2019	383	35

51

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents information regarding the separate accounts:

(in millions)	Indexed	Non- indexed guarantee less than or equal to 4%	Non- indexed guarantee more than 4%	Non- guaranteed separate accounts	Total
December 31, 2023
Premiums, considerations or deposits	$803	$—	$178	$6,597	$7,578
Reserves for accounts with assets at:
Market value	$—	$—	$—	$46,589	$46,589
Amortized costs	2,611	17,306	617	—	20,534
Total reserves	$2,611	$17,306	$617	$46,589	$67,123
By withdrawal characteristics:
Subject to discretionary withdrawal with MVA	$2,611	$17,179	$617	$—	$20,407
At market value	—	—	—	46,488	46,488
Subtotal	2,611	17,179	617	46,488	66,895
Not subject to discretionary withdrawal	—	127	—	101	228
Total reserves	$2,611	$17,306	$617	$46,589	$67,123
December 31, 2022
Premiums, considerations or deposits	$434	$—	$41	$4,964	$5,439
Reserves for accounts with assets at:
Market value	$—	$—	$—	$44,187	$44,187
Amortized costs	2,071	11,613	385	—	14,069
Total reserves	$2,071	$11,613	$385	$44,187	$58,256
By withdrawal characteristics:
Subject to discretionary withdrawal with MVA	$2,071	$11,154	$385	$—	$13,610
At market value	—	—	—	44,094	44,094
Subtotal	2,071	11,154	385	44,094	57,704
Not subject to discretionary withdrawal	—	458	—	93	551
Total reserves	$2,071	$11,612	$385	$44,187	$58,255
December 31, 2021
Premiums, considerations or deposits	$414	$—	$9	$6,659	$7,082
Reserves for accounts with assets at:
Market value	$—	$—	$—	$56,703	$56,703
Amortized costs	1,805	9,370	361	—	11,536
Total reserves	$1,805	$9,370	$361	$56,703	$68,239
By withdrawal characteristics:
Subject to discretionary withdrawal with MVA	$1,805	$8,840	$361	$—	$11,006
At market value	—	—	—	56,565	56,565
Subtotal	1,805	8,840	361	56,565	67,571
Not subject to discretionary withdrawal	—	530	—	138	668
Total reserves	$1,805	$9,370	$361	$56,703	$68,239

Reconciliation of Net Transfers to or from Separate Accounts

The following table presents a reconciliation of the net transfers to (from) separate accounts:

	Years Ended December 31,
(in millions)	2023	2022	2021
Transfers to separate accounts	$7,578	$5,439	$7,082
Transfers from separate accounts	(5,500)	(4,330)	(5,400)
Net transfers to (from) separate accounts	2,078	1,109	1,682
Reconciling adjustments:
Deposit-type contracts	—	—	—
Total reconciling adjustments	—	—	—
Transfers as reported in the Statutory Statements of Operations	$2,078	$1,109	$1,682

52

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

13. RESERVES FOR GUARANTEED POLICY BENEFITS AND ENHANCEMENTS

Variable annuity contracts may include certain contractually guaranteed benefits to the contract holder. These guaranteed features include GMDB that are payable in the event of death, and living benefits that are payable in the event of annuitization, or, in other instances, at specified dates during the accumulation period. Living benefits include GMWB and, to a lesser extent, guaranteed minimum accumulation benefits (“GMAB”), which are no longer offered. A variable annuity contract may include more than one type of guaranteed benefit feature; for example, it may have both a GMDB and a GMWB. However, a policyholder generally can only receive payout from one guaranteed feature on a contract containing a death benefit and a living benefit, i.e. the features are mutually exclusive. A policyholder cannot purchase more than one living benefit on one contract.

Reserves for GMDB, GMIB and GMWB were included in the VACARVM reserves. Total reserves in excess of cash surrender value were $103.1 million and none at December 31, 2023 and 2022, respectively.

GMDB and GMIB

Depending on the product, the GMDB feature may provide a death benefit of either (a) total deposits made to the contract less any partial withdrawals plus a minimum return or (b) the highest contract value attained, typically on any anniversary date minus any subsequent withdrawals following the contract anniversary. GMIB guarantees a minimum level of periodic income payments upon annuitization. GMDB is the Company’s most widely offered benefit; variable annuity contracts may also include GMIB to a lesser extent, which is no longer offered.

GMWB

Certain of the Company’s variable annuity contracts offer optional GMWB. With a GMWB, the contract holder can monetize the excess of the guaranteed amount over the account value of the contract only through a series of withdrawals that do not exceed a specific percentage per year of the guaranteed amount. If, after the series of withdrawals, the account value is exhausted, the contract holder will receive a series of annuity payments equal to the remaining guaranteed amount, and, for lifetime GMWB products, the annuity payments continue as long as the covered person(s) are living.

14. PARTICIPATING POLICY CONTRACTS

Participating policy contracts entitle a policyholder to share in earnings through dividend payments. These contracts represented less than 1.0 percent of gross insurance in-force at December 31, 2023, 2022 and 2021, respectively. Policyholder dividends for the years ended December 31, 2023, 2022 and 2021 were $13 million, $10 million, and $13 million, respectively.

15. PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

The following table presents the deferred and uncollected insurance premiums and annuity consideration (before deduction for amounts non-admitted):

	December 31, 2023		December 31, 2022
(in millions)	Gross	Net of Loading	Gross	Net of Loading
Ordinary new business	$22	$22	$22	$22
Ordinary renewal	(503)	39	(416)	132
Group life	(1)	(1)	(2)	(2)
Total	$(482)	$60	$(396)	$152

53

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

16. REINSURANCE

In the ordinary course of business, the Company utilizes internal and third-party reinsurance transactions to manage insurance risks and to facilitate capital management strategies. Long-duration reinsurance is effected principally under yearly renewable term treaties. Pools of highly-rated third party reinsurers are utilized to manage net amounts at risk in excess of retention limits. Reinsurance agreements do not relieve the Company of its direct obligations to insureds and beneficiaries. Thus, a credit exposure exists with respect to reinsurance ceded to the extent that any reinsurer fails to meet the obligations assumed under any reinsurance agreement. In addition, the Company assumes reinsurance from other insurance companies.

Reinsurance premiums assumed in 2023, 2022 and 2021 were $4.9 billion, $24.5 billion and $2.3 billion, respectively. Reinsurance premiums ceded in 2023, 2022 and 2021 were $2.5 billion, $2.7 billion and $3.3 billion, respectively. Additionally, reserves on reinsurance assumed were $9.8 billion, $5.5 billion and $4.5 billion at December 31, 2023, 2022 and 2021, respectively. The reserve credit taken on reinsurance ceded was $26.0 billion, $24.4 billion and $24.6 billion at December 31, 2023, 2022 and 2021, respectively. Amounts payable or recoverable for reinsurance on policy and contract liabilities are not subject to periodic or maximum limits. At December 31, 2023 and 2022, the Company’s reinsurance recoverables were $251 million and $270 million, respectively.

The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel any reinsurance for reasons other than for nonpayment of premium or other similar credits. The Company has no reinsurance agreements in effect such that the amount of losses paid or accrued through the statement date may result in a payment to the reinsurer of amounts which, in aggregate and allowing for offset of mutual credits from other reinsurance agreements with the same reinsurer, exceed the total revenue collected under the reinsured policies.

The Company previously entered into a reinsurance agreement with Hannover Life Reassurance Company of America (“Hannover”) effective July 1, 2016, under which the Company ceded blocks of whole life policies on a coinsurance with funds withheld basis and a block of current assumption universal life business on a yearly renewable term basis. Effective December 31, 2016, the Company recaptured certain term and universal life policies that had been ceded to AGC Life and concurrently amended and restated the July 1, 2016 reinsurance treaty (the “A&R Treaty”) with Hannover to add this in-force term and guaranteed universal life business on a coinsurance basis and additional current assumption universal life on a yearly renewable term basis.

54

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Effective March 31, 2023, the Company recaptured term life business issued from 2017 through 2019 that had previously been ceded to AGC Life on a coinsurance/modified coinsurance basis and concurrently amended the A&R Treaty with Hannover to add this in-force term life business on a coinsurance with funds withheld basis. The Company recognized the net benefit of the recapture and simultaneous cession as a direct credit to surplus of $93 million at March 31, 2023. This increase in surplus will be amortized to income over the life of the treaty.

(in millions)	March 31 Recapture from AGC Life	March 31 Cession to Hannover	Net Impact of Reinsurance

Increase (Decrease)

Summary Of Operations

Premiums	$1,538	$(1,738)	$(200)

Commissions on reinsurance ceded	(1,054)	1054	—

Reserve adjustments on reinsurance ceded	(484)	—	(484)

Total revenue	$—	$(684)	$(684)

Increase in aggregate reserves for life contracts	$1,054	$(1,738)	$(684)

Federal income tax expense (benefit)	(221)	221	—

Net income	$(833)	$833	$—

Capital and Surplus Account

Change in surplus as a result of reinsurance	$—	$93	$93

Effective September 30, 2023, the Company recaptured universal life business issued from 2017 through 2019 that had previously been ceded to AGC Life on a coinsurance/modified coinsurance basis and concurrently amended the A&R Treaty with Hannover to add this in-force universal life business on a coinsurance with funds withheld basis. The Company recognized the net benefit of the recapture and simultaneous cession as a direct credit to surplus of $253 million at September 30, 2023. This increase in surplus will be amortized to income over the life of the treaty.

(in millions)	Sept 30 Recapture from AGC Life	Sept 30 Cession to Hannover	Net Impact of Reinsurance

Increase (Decrease)

Summary Of Operations

Premiums	$2,092	$(2,035)	$57

Commissions on reinsurance ceded	(939)	939	—

Reserve adjustments on reinsurance ceded	(1,153)	—	(1,153)

Total Revenue	$—	$(1,096)	$(1,096)

Increase in aggregate reserves for life contracts	$939	$(2,035)	$(1,096)

Federal income tax expense (benefit)	(197)	197	—

Net Income	$(742)	$742	$—

Capital and Surplus Account

Change in surplus as a result of reinsurance	$—	$253	$253

55

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The Company previously ceded term and universal life insurance business issued from January 1, 2020 to December 31, 2021 to AGC Life on a coinsurance/modified coinsurance basis. Effective October 1, 2023, AGL recaptured this business, resulting in a $66 million decrease in the Company’s net income.

(in millions)	Oct 1 Recapture from AGC Life

Increase (Decrease)

Summary Of Operations

Premiums	$129

Commissions on reinsurance ceded	(83)

Reserve adjustments on reinsurance ceded	(46)

Total Revenue	$—

Increase in aggregate reserves for life contracts	$83

Federal income tax expense (benefit)	(17)

Net Income	$(66)

The coinsurance/modified coinsurance agreements with AGC Life increased the Company’s pre-tax earnings by $63 million in 2023 (excluding the impact of recaptures). In 2022 and 2021, the coinsurance/modified coinsurance agreements with AGC Life increased the Company’s pre-tax earnings by $91 million and $333 million, respectively.

The Company has a modified coinsurance reinsurance agreement with VALIC, pursuant to which certain blocks of VALIC’s VA business are ceded to the Company. At December 31, 2023 and 2022, the liabilities resulting from the agreement and recorded in the accompanying financial statements were $19.9 billion and $22.4 billion, respectively. In 2023 and 2022, the agreement increased the Company’s pre-tax earnings by $319 million and $120 million (excluding initial accounting), respectively. Related to the agreement, included within Other income are assumed expense risk charges of $393 million and $88 million for 2023 and 2022, respectively.

As of December 31, 2023, and 2022, $22.0 billion and $23.9 billion of the Company’s reserves representing a mix of run-off life and annuity risks were ceded to Fortitude Reinsurance Company Ltd.(“Fortitude Re”) under modified coinsurance agreements.

The Company has an annuity coinsurance/modified coinsurance agreement with Corebridge Bermuda in which Corebridge Bermuda reinsures certain deferred annuity contracts issued between 2003 and 2007. The agreement is such that the Company retains and controls assets held in relation to the related reserve. At December 31, 2023 and 2022, the liabilities resulting from the agreement and recorded in the accompanying financial statements were $4.1 billion and $5.0 billion, respectively. In each of 2023, 2022 and 2021, the agreement decreased the Company’s pre-tax earnings by $1 million.

17. FEDERAL INCOME TAXES

Recent U.S. Tax Law Changes

On August 16, 2022, the U.S. enacted the Inflation Reduction Act of 2022, which finances climate and energy provisions and an extension of enhanced subsidies under the Affordable Care Act with a 15%, CAMT, on adjusted financial statement income for corporations with profits over $1 billion, a 1% stock buyback tax, increased Internal Revenue Service (“IRS”) enforcement funding, and Medicare’s new ability to negotiate prescription drug prices. The AGC Life Insurance Company consolidated federal income tax return group, of which the Company is a member, has determined that as of the reporting date it is an applicable reporting entity for the CAMT.

Although the U.S. Treasury and IRS issued interim CAMT guidance during 2023, many details and specifics of application of the CAMT remain subject to future guidance. The Company’s estimated CAMT liability will continue to be refined based on future guidance.

56

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents the components of the net deferred tax assets and liabilities:

	December 31, 2023			December 31, 2022			Change

(in millions)	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Gross DTA	$3,478	$1,993	$5,471	$3,280	$2,472	$5,752	$198	$(479)	$(281)
Statutory valuation allowance adjustment	—	183	183	—	303	303	—	(120)	(120)
Adjusted gross DTA	3,478	1,810	5,288	3,280	2,169	5,449	198	(359)	(161)
DTA non-admitted	2,195	1,810	4,005	1,983	2,169	4,152	212	(359)	(147)
Net admitted DTA	1,283	—	1,283	1,297	—	1,297	(14)	—	(14)
DTL	119	—	119	210	—	210	(91)	—	(91)
Total	$1,164	$—	$1,164	$1,087	$—	$1,087	$77	$—	$77

The following table presents the ordinary and capital DTA admitted assets as the result of the application of SSAP 101:

	December 31, 2023			December 31, 2022			Change

(in millions)	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total

Admission calculation components

SSAP 101

Federal income taxes paid in prior years recoverable through loss carry backs	$—	$—	$—	$—	$—	$—	$—	$—	$—

Adjusted gross DTA expected to be realized (excluding amount of DTA from above) after application of the threshold limitation	1,164	—	1,164	1,087	—	1,087	77	—	77

1. Adjusted gross DTA expected to be realized following the reporting date	1,164	—	1,164	1,087	—	1,087	77	—	77

2. Adjusted gross DTA allowed per limitation threshold	—	—	1,164	—	—	1,299	—	—	(135)

Adjusted gross DTA (excluding the amount of DTA from above) offset by gross DTL	119	—	119	210	—	210	(91)	—	(91)

DTA admitted as the result of application of SSAP 101	$1,283	$—	$1,283	$1,297	$—	$1,297	$(14)	$—	$(14)

The following table presents the ratio percentage and amount of adjusted capital to determine the recovery period and threshold limitation amount:

	Years Ended December 31,
($ in millions)	2023	2022
Ratio percentage used to determine recovery period and threshold limitation amount	700%	736%

Amount of adjusted capital and surplus used to determine recovery period and threshold limitation amount	$7,759	$8,662

The Company has no tax planning strategies used in the determination of adjusted gross DTA’s or net admitted DTA’s.

The Company’s planning strategy does not include the use of reinsurance.

The Company is not aware of any significant DTLs that are not recognized in the statutory financial statements.

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AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following tables present the major components of the current income tax expense and net deferred tax assets (liabilities):

	Years Ended December 31,
(in millions)	2023	2022	2021
Current income tax expense

Federal	$(52)	$518	$1,421

Foreign	—	—	1

Subtotal	(52)	518	1,422
Federal income tax on net capital gains (losses)	(170)	(397)	(3)
Federal income tax incurred	(222)	121	1,419

	Years Ended December 31,
(in millions)	2023	2022	Change
Deferred tax assets:

Ordinary:

Policyholder reserves	$1,644	$1,343	$301

Investments	223	243	(20)

Deferred acquisition costs	1,133	1,080	53

Fixed assets	401	102	299

Policyholder Dividend Accruals	4	4	—

Compensation and benefits accrual	42	45	(3)

Tax credit carryforward	—	—	—

Net operating loss carry-forward	1	435	(434)

Other (including items less than 5% of total ordinary tax assets)	30	28	2
Subtotal	3,478	3,280	198

Non-admitted	2,195	1,983	212
Admitted ordinary deferred tax assets	1,283	1,297	(14)
Capital:
Investments	1,993	2,472	(479)
Subtotal	1,993	2,472	(479)

Statutory Valuation Adjustment	183	303	(120)

Non-admitted	1,810	2,169	(359)
Admitted capital deferred tax assets	—	—	—
Admitted deferred tax assets	1,283	1,297	(14)
Deferred tax liabilities:
Ordinary:

Deferred and uncollected premium	56	105	(49)

Policyholder reserves	62	104	(42)

General expense	—	—	—

Other (including items less than 5% of total ordinary tax liabilities)	1	1	—
Subtotal	119	210	(91)
Capital:

Other (including items less than 5% of total capital tax liabilities)	—	—	—
Subtotal	—	$—	$—
Deferred tax liabilities	119	210	(91)
Net deferred tax assets	$1,164	$1,087	77

58

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The change in net deferred income taxes is comprised of the following (this analysis is exclusive of non-admitted assets as the change in non-admitted assets and the change in net deferred income taxes are reported in separate components of capital and surplus):

(in millions)	Years Ended December 31,		Change
	2023	2022
Total adjusted deferred tax assets	$5,288	$5,449	$(161)
Total deferred tax liabilities	119	210	(91)
Net adjusted deferred tax assets	$5,169	$5,239	(70)
Tax effect of unrealized gains (losses)			126
Change in net deferred income tax			56

The provision for incurred federal taxes is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The following table presents the significant items causing this difference:

	December 31, 2023		December 31, 2022		December 31, 2021

(in millions)	Amount	Effective Tax Rate	Amount	Effective Tax Rate	Amount	Effective Tax Rate
Income tax expense at applicable rate	$(16)	21.0%	$191	21.0%	$769	21.0%
Change in valuation adjustment	(120)	154.8	303	33.2	—	—
Disregarded entities	1	(1.2)	(56)	(6.2)	(152)	(4.3)
Amortization of interest maintenance reserve	(82)	105.5	(97)	(10.4)	21	0.6
Surplus adjustments	50	(65.0)	(38)	(4.2)	(17)	(0.5)
Dividend received deduction	(26)	33.2	(14)	(1.6)	(15)	(0.4)
Prior year return true-ups and adjustments	(84)	108.5	(25)	(2.8)	(11)	(0.3)
Other permanent adjustments	(3)	3.8	(8)	(0.9)	11	0.3
Change in non-admitted assets	10	(12.7)	8	0.9	6	0.2
LTIP shortfall deduction	(8)	10.7	(4)	(0.4)	2	0.1
Separation adjustment on pensions	$—	—	$(99)	(10.9)	$—	—
Statutory income tax expense (benefit)	$(278)	358.6%	$161	17.7%	$614	16.7%

Federal income taxes incurred	$(222)	286.4%	$121	13.3%	$1,419	38.7%
Change in net deferred income taxes	(56)	72.2	40	4.4	(805)	(22.0)
Total statutory income taxes	$(278)	358.6%	$161	17.7%	$614	16.7%

At December 31, 2023, the Company had no foreign tax credit carryforwards.

At December 31, 2023, the Company had U.S federal operating loss carryforwards of $0.6 million.

At December 31, 2023, the Company had no capital loss carryforwards.

At December 31, 2023, the Company had no alternative minimum tax credits.

At December 31, 2023, the Company had no general business credit carryforwards.

At December 31, 2023, the Company had no CAMT credits.

The following table presents income tax incurred that is available for recoupment in the event of future net losses:

(in millions)
December 31,	Capital
2021	$532
2022	—
2023	—
Total	$532

In general, realization of DTAs depends on a company’s ability to generate sufficient taxable income of the appropriate character within the carryforward periods in the jurisdictions in which the net operating losses and deductible temporary differences were incurred. In accordance with the requirements established in SSAP 101, the Company assessed its

59

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

ability to realize DTAs of $5.5 billion and concluded that $183 million valuation allowance was required at December 31, 2023. The Company had concluded that $303 million valuation allowance was required on the DTAs of $5.8 billion at December 31, 2022.

The Company had no deposits admitted under Internal Revenue Code Section 6603.

The following table presents a reconciliation of the beginning and ending balances of the total amounts of gross unrecognized tax benefits, excluding interest and penalties:

(in millions)	Years Ended December 31,
	2023	2022
Gross unrecognized tax benefits at beginning of year	$7	$7
Increases in tax position for prior years	—	—
Decreases in tax position for prior years	—	—
Gross unrecognized tax benefits at end of year	$7	$7

At December 31, 2023 and 2022, the amounts of unrecognized tax benefits that, if recognized, would favorably affect the effective tax rate were $7 million & $7 million, respectively.

Interest and penalties related to unrecognized tax benefits are recognized in income tax expense. At December 31, 2023 and 2022, the Company had accrued liabilities of $(0.1) million, respectively, for the payment of interest (net of the federal benefit) and penalties. In 2023 and 2022, the Company did not recognize any expense of interest (net of the federal benefit) and penalties. In 2021, the Company recognized benefit of interest (net of the federal expense) and penalties of $7 million.

The Company regularly evaluates proposed adjustments by taxing authorities. At December 31, 2023, such proposed adjustments would not have resulted in a material change to the Company’s financial condition, although it is possible that the effect could be material to the Company’s results of operations for an individual reporting period. Although it is reasonably possible that a change in the balance of unrecognized tax benefits may occur within the next twelve months, based on the information currently available, the Company does not expect any change to be material to its financial condition.

The Company is currently under IRS examinations for the taxable years 2011-2019 and engaging in the IRS Appeals process in regard to years 2007-2010. Although the final outcome of possible issues raised in any future examination are uncertain, the Company believes that the ultimate liability, including interest, will not materially exceed amounts recorded in the financial statements. The Company’s taxable years 2007-2022 remain subject to examination by major tax jurisdictions.

The Company is not subject to the repatriation transition tax for the year ended December 31, 2023.

For the period prior to the Corebridge IPO on September 19, 2022, the Company joined in the filing of a consolidated federal income tax return with AIG. For the period following the IPO, the Company will join with AGC Life, VALIC, USL and Corebridge Bermuda in filing a consolidated life company federal income tax return.

The Company has a written agreement with both parent entities, AIG and AGC Life, under which each subsidiary agrees to pay the parent company an amount equal to the consolidated federal income tax expense multiplied by the ratio that the subsidiary’s separate return tax liability bears to the consolidated tax liability, plus one hundred percent of the excess of the subsidiary’s separate return tax liability over the allocated consolidated tax liability. Both AIG and AGC Life agree to pay each subsidiary for the tax benefits, if any, of net operating losses, net capital losses and tax credits which are not usable by the subsidiary but which are used by other members of the consolidated group.

The Company may be charged with a portion of CAMT incurred by the AGC Life consolidated group (or credited with a portion of the consolidated group’s CAMT credit utilization).

60

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

18. CAPITAL AND SURPLUS

RBC standards are designed to measure the adequacy of an insurer’s statutory capital and surplus in relation to the risks inherent in its business. The RBC standards consist of formulas that establish capital requirements relating to asset, insurance, business and interest rate risks. The standards are intended to help identify companies that are under-capitalized, and require specific regulatory actions in the event an insurer’s RBC is deficient. The RBC formula develops a risk-adjusted target level of adjusted statutory capital and surplus by applying certain factors to various asset, premium and reserve items. Higher factors are applied to more risky items and lower factors are applied to less risky items. Thus, the target level of statutory surplus varies not only because of the insurer’s size, but also on the risk profile of the insurer’s operations. At December 31, 2023, the Company exceeded RBC requirements that would require any regulatory action.

The Company is subject to the Texas Insurance Code (“TIC”), which imposes certain restrictions on shareholder dividends. Pursuant to TIC 823.107, the maximum amount of dividends in a 12-month period, measured retrospectively from the date of payment, which can be paid by the Company without prior approval of the Texas Insurance Commissioner (the “Commissioner”), is the greater of (i) 10% of its policyholder surplus as of the end of the immediately preceding calendar year; or (ii) its net gain from operations for the immediately preceding calendar year (excluding realized gains), not including pro rata distributions of such insurance company’s own securities. The Company will be permitted to pay a dividend to its shareholder in excess of the greater of such two amounts (i.e., an extraordinary dividend) only if it files notice of the declaration of such an extraordinary dividend and the amount thereof with the Commissioner and the Commissioner either approves the distribution of the extraordinary dividend or does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (“unassigned funds (surplus)”) calculated as of the most recent financial information available would require the filing of a notice of an extraordinary dividend with the Commissioner.

The maximum amount, before considering the dividend test discussed below, that would qualify as an ordinary dividend, which would consequently be free from restriction and available for payment of dividends to AGC Life (as immediate parent company), by the Company in 2024 is $892 million. The estimated ordinary dividend capacity of the Company is further limited by the fact that the dividend test under Texas insurance law is based on dividends previously paid over a rolling twelve-month period. Consequently, depending on the actual payment dates during 2024, some or all of the dividends estimated to be ordinary in 2024 may require regulatory approval or non-disapproval. Dividend payments in excess of positive retained earnings are classified and reported as a return of capital.

61

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Dividends are paid as determined by the Board of Directors and are noncumulative. The following table presents the dividends paid by the Company during 2023, 2022 and 2021:

Date	Type	Cash or Non-cash	Amount (in millions)
2023
March 27, 2023	Ordinary	Cash	$500
June 20, 2023	Ordinary	Cash	500
September 19, 2023	Ordinary	Cash	500
December 20 2023	Ordinary	Cash	481
December 20 2023	Extraordinary	Cash	19

2022
March 28, 2022	Ordinary	Cash	$400
June 24, 2022	Ordinary	Cash	400

2021
March 15, 2021	Ordinary	Cash	$199
June 15, 2021	Ordinary	Cash	266
September 24, 2021	Ordinary	Cash	214
December 22, 2021	Extraordinary	Non-Cash	295
December 27, 2021	Ordinary	Cash	71

The Company has 8,500 shares of $100 par value cumulative preferred stock authorized and outstanding at December 31, 2023.

19. RETIREMENT AND SHARE-BASED AND DEFERRED COMPENSATION

The Company does not directly sponsor any defined benefit or defined contribution plans and does not participate in any multi-employer plans.

Employee Retirement and Postretirement Benefit Plans

Certain employees and retirees of the Company participated in various AIG-sponsored defined benefit pension and postretirement plans. AIG, as sponsor, is ultimately responsible for the maintenance of these plans in compliance with applicable laws. The Company is not directly liable for obligations under these plans; its obligation results from AIG’s allocation of the Company’s share of expenses from the plans based on participants’ earnings for the pension plans and on estimated claims less contributions from participants for the postretirement plans.

The following table presents information about employee-related costs (expense credits) allocated to the Company:

	Years Ended December 31,
(in millions)	2023	2022	2021
Defined benefit plans	$7	$(9)	$(11)
Postretirement medical and life insurance plans	—	1	1
Total	$7	$(8)	$(10)

Defined Contribution Plan

Prior to August 22, 2022, the Company’s employees participated in AIG’s qualified defined contribution plan that provided for contributions by employees, as well as an employer contribution. On August 22, 2022, participants’ accounts in the AIG plan were transferred to the Corebridge Financial Inc. Retirement Savings 401(k) Plan.

The 401(k) plan provides ~~fo~~r pre-tax salary reduction contributions by its U.S. employees. Employer matching contributions of 100 percent were made on the first six percent of participant contributions, subject to IRS-imposed limitations, and an additional fully vested, non-elective, non-discretionary employer contribution equal to three percent of

62

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

the participant’s annual base compensation for the plan year, paid each pay period regardless of whether the participant currently contributes to the plan, and subject to the IRS-imposed limitations.

The Company’s pre-tax expense associated with this plan was $23 million, $28 million and $27 million in 2023, 2022 and 2021, respectively.

Share-based and Deferred Compensation Plans

Prior to the IPO, certain Corebridge employees received grants of equity awards under the AIG Long Term Incentive Plan (as amended) and its predecessor plan, the AIG 2013 Long Term Incentive Plan, which are governed by the AIG 2013 Omnibus Incentive Plan. The value of AIG equity awards are linked to the performance of AIG’s common stock. AIG granted equity awards to the Company’s employees primarily in the form of AIG restricted stock units (“RSUs”) but also granted AIG performance share units (“PSUs”) and AIG stock options to certain executives. AIG RSUs that were held by the Company’s active employees on September 14, 2022 (the pricing date for the IPO) were converted into RSUs linked to the performance of Corebridge stock (“Corebridge RSUs”), on terms and conditions that are substantially the same as the corresponding AIG RSUs, with the number of AIG RSUs adjusted in a manner intended to preserve their intrinsic value as of immediately before and immediately following the conversion (subject to rounding).

Following the IPO, the Company’s employees participate in several stock compensation programs under the Corebridge Financial, Inc. Long-term Incentive Plan (each as applicable, the “LTIP”), which are governed by the Corebridge Financial, Inc. 2022 Omnibus Incentive Plan, as amended and restated on February 16, 2023. Corebridge’s LTIP provides for an annual award to certain employees, including senior executive officers and other highly compensated employees, that may comprise a combination of one or more of the following units: RSUs or stock options. RSUs and stock options are earned based solely on continued service by the participant and vesting occurs in three equal installments on the first, second and third anniversaries of the grant date.

The Company recognized compensation expenses of $23 million, $31 million and $28 million for the years ending December 31, 2023, 2022 and 2021, respectively, on the grant date of the awards.

20. DEBT

The Company is a member of the Federal Home Loan Bank (“FHLB”) of Dallas. Membership with the FHLB provides the Company with collateralized borrowing opportunities, primarily as an additional source of liquidity or for other uses deemed appropriate by management. The Company’s ownership in the FHLB stock is reported as common stock.

Pursuant to the membership terms, the Company elected to pledge such stock to the FHLB as collateral for the Company’s obligations under agreements entered into with the FHLB.

Cash advances obtained from the FHLB are reported in and accounted for as borrowed money. The Company may periodically obtain cash advances on a same-day basis, up to a limit determined by management and applicable laws.

The Company is required to pledge certain mortgage-backed securities, government and agency securities and other qualifying assets to secure advances obtained from the FHLB. To provide adequate collateral for potential advances, the Company has pledged securities to the FHLB in excess of outstanding borrowings. Upon any event of default by the Company, the recovery by the FHLB would generally be limited to the amount of the Company’s liability under advances borrowed. The Company’s net borrowing capacity at December 31, 2023 is $2 billion

The following table presents the aggregate carrying value of stock held with the FHLB of Dallas and the classification of the stock:

	December 31,
(in millions)	2023	2022
Membership stock - Class B	$7	$7
Activity stock	183	141
Excess stock	5	15
Total	$195	$163

Actual or estimated borrowing capacity as determined by the insurer	$6,536	$5,525

The Company did not hold any Class A at December 31, 2023 or 2022.

63

The following table presents the amount of collateral pledged, including FHLB common stock held, to secure advances from the FHLB:

	December 31, 2023		December 31, 2022
(in millions)	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Amount pledged	$6,938	$6,239	$5,043	$4,432

Maximum amount pledged during reporting period	7,070	6,098	5,131	4,486

The Company’s borrowing capacity determined quarterly based upon the borrowing limit imposed by statute in the state of domicile.

The following table presents the outstanding funding agreements and maximum borrowings from the FHLB:

	December 31,
(in millions)	2023	2022
Amount outstanding	$4,475	$3,448
Maximum amount borrowed during reporting period	$4,475	$3,448

While the funding agreements are presented herein to show all amounts received from FHLB, the funding agreements are treated as deposit-type contracts, consistent with the other funding agreements for which the Company’s intent is to earn a spread and not to fund operations. The Company had no debt outstanding with the FHLB at December 31, 2023 or 2022.

The following table reflects the principal amounts of the funding agreements issued to the FHLB:

(in millions)
Funding Agreements	Date Issued	Amounts
10-year floating rate	February 15, 2018	$1,148

10-year floating rate	February 15, 2018	1,277

10-year floating rate	February 15, 2018	175

10-year floating rate	February 6, 2018	87

10-year floating rate	January 25, 2018	31

10-year floating rate	May 23, 2017	52

10-year floating rate	January 31, 2017	67

10-year floating rate	January 12, 2017	57

10-year floating rate	June 14, 2016	254

5-year fixed rate	August 25, 2022	300

5-year fixed rate	March 01, 2023	506

5-year fixed rate	September 12, 2023	521

21. COMMITMENTS AND CONTINGENCIES

Commitments

The Company had commitments to provide funding to various limited partnerships totaling $2.9 billion and at December 31, 2023 and $3.2 billion at December 31, 2022. The commitments to invest in limited partnerships and other funds may be called at the discretion of each fund, as needed and subject to the provisions of such fund’s governing documents, for funding new investments, follow-on investments and/or fees and other expenses of the fund. Of the total commitments at December 31, 2023, $1.4 billion are currently expected to expire in 2024, and the remainder by 2029 based on the expected life cycle of the related funds and the Company’s historical funding trends for such commitments.

At December 31, 2023 and 2022, the Company had $2.8 billion and $3.8 billion, respectively, of outstanding commitments related to various funding obligations associated with its investments in commercial mortgage loans. Of

64

the total current commitments, $1.0 billion are expected to expire in 2024 and the remainder by 2036, based on the expected life cycle of the related loans and the Company’s historical funding trends for such commitments.

The Company has various long-term, noncancelable operating leases, primarily for office space and equipment, which expire at various dates over the next several years. At December 31, 2023, the future minimum lease payments under the operating leases are as follows:

(in millions)
2024	$6
2025	6
2026	6
2027	2
2028	2
Thereafter	—
Total	$22

Rent expense was $15 million, $16 million and $18 million in 2023, 2022 and 2021, respectively.

Contingencies

Legal Matters

Certain reinsurers have sought rate increases on certain yearly renewable term agreements. The Company is disputing the requested rate increases under these agreements. Certain reinsurers with whom the Company has disputes have initiated arbitration proceedings against the Company, and others may initiate them in the future. To the extent reinsurers have sought retroactive premium increases, the Company has accrued its current estimate of probable loss with respect to these matters.

AGL continues to defend against Moriarty v. American General Life Insurance Co. (S.D. Cal.), a putative class action involving Sections 10113.71 and 10113.72 of the California Insurance Code which was instituted against AGL on July 18, 2017. In general, those statutes require that for life-insurance policies issued and delivered in California: (1) the policy must contain a 60-day grace period during which the policy remains in force; (2) the insurer must provide a 30-day pre-lapse notice; and (3) the insurer must notify policy owners of the right to designate a secondary recipient for lapse notices. The Moriarty plaintiff contends AGL did not comply with these requirements for a policy issued before these statutes went into effect. The plaintiff seeks damages and other relief. AGL asserts various defenses to the plaintiff’s claims and to class certification. In 2022, the District Court held a trial was necessary to determine whether AGL was liable, and it denied class certification. In May 2023, the case was reassigned to a new judge. On August 14, 2023, the District Court granted the plaintiff’s motion for summary judgment on the plaintiff’s breach-of-contract claim. On September 26, 2023, the District Court decided that good cause exists to allow the plaintiff to file a third motion for class certification. At the same time, however, the District Court certified its August 14, 2013 order for interlocutory appeal to the Ninth Circuit and stayed trial-court proceedings pending the outcome of AGL’s appeal. The Ninth Circuit granted AGL’s petition for interlocutory appeal on November 21, 2023. Briefing in the Ninth Circuit appeal is expected to be complete in mid-2024, with a decision by the Ninth Circuit at some time after that.

AGL is defending other actions in California involving similar issues: Allen v. Protective Life Insurance Co. (E.D. Cal.), filed on June 6, 2022, in which the individual plaintiff filed a motion on August 11, 2023 seeking leave to amend the complaint to add class-action allegations against AGL; and Chuck v. American General Life Insurance Co. (C.D. Cal.), which was filed on September 6, 2023 as a putative class action. However, Plaintiff filed an amended complaint on January 8, 2024 dropping the class action allegation against AGL and adding a sales agent as a defendant.

These cases are in the early stages, and AGL expects their progress will be influenced by future developments in Moriarty and cases against other insurers involving the same statutes.

AGL has accrued its current estimate of probable loss with respect to these litigation matters.

Various other lawsuits against the Company have arisen in the ordinary course of business. The Company believes it is unlikely that contingent liabilities arising from such lawsuits will have a material adverse effect on the Company’s financial position, results of operations or cash flows.

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Regulatory Matters

Various federal, state or other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company, such as through financial examinations, subpoenas, investigations, market conduct exams or other regulatory inquiries. Based on the current status of pending regulatory examinations, investigations, and inquiries involving the Company, the Company believes it is not likely that these regulatory examinations, investigations, or inquiries will have a material adverse effect on the financial position, results of operations or cash flows of the Company.

Other Contingencies

All fifty states and the District of Columbia have laws requiring solvent life insurance companies, through participation in guaranty associations, to pay assessments to protect the interests of policyholders of insolvent life insurance companies. These state insurance guaranty associations generally levy assessments, up to prescribed limits, on member insurers in a particular state based on the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer is engaged. Such assessments are used to pay certain contractual insurance benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. The Company accrues liabilities for guaranty fund assessments (“GFA”) when an assessment is probable and can be reasonably estimated. The Company estimates the liability using the latest information available from the National Organization of Life and Health Insurance Guaranty Associations. While the Company cannot predict the amount and timing of any future GFA, the Company has established reserves it believes are adequate for assessments relating to insurance companies that are currently subject to insolvency proceedings.

The Company accrued $41 million and $39 million for GFA at December 31, 2023 and 2022, respectively. The Company has recorded receivables of $31 million and $31 million at December 31, 2023 and 2022, respectively, for expected recoveries against the payment of future premium taxes.

During 1997 and 1998, the Company participated in a workers’ compensation underwriting pool with a third party insurance company. Both companies share equally in the pool. Collectively, the workers’ compensation business is assumed from over 50 ceding companies and retro-ceded to 15 programs. The business covers risks primarily from the 1997 and 1998 underwriting years but also includes risk from the 1996 underwriting year. There were no reinsurance recoverables on claim liabilities and reserves included in these financial statements related to the workers’ compensation business at both December 31, 2023 and 2022. While not included in these statutory financial statements, the Company is contingently liable for losses incurred by its 50 percent pool participant should that third party become insolvent or otherwise unable to meet its obligations under the pool agreement.

At December 31, 2023 and 2022, the Company had admitted assets of $62 million and $153 million, respectively, in premiums receivable due from policyholders (or agents). The Company routinely evaluates the collectability of these receivables. Based upon Company experience, the potential for any loss is not believed to be material to the Company’s financial condition.

The Company did not receive any business interruption insurance recoveries during the periods covered by this report.

22. RELATED PARTY TRANSACTIONS

Sale of Retail Mutual Funds Business

On February 8, 2021, Corebridge announced the execution of a definitive agreement with Touchstone Investments, Inc. (“Touchstone”), an indirect wholly owned subsidiary of Western & Southern Financial Group, to sell certain assets of its retail mutual funds business. This sale consisted of the reorganization of twelve of the retail mutual funds managed by the Company’s subsidiary SunAmerica Asset Management, LLC (“SAAMCo”) into certain Touchstone funds. Concurrently, the twelve retail mutual funds managed by SAAMCo, with $6.8 billion in assets, were reorganized into Touchstone funds. Additional consideration has been and may be earned over a three-year period based on asset levels in certain reorganized funds. Six retail mutual funds managed by SAAMCo and not included in the transaction were liquidated. Corebridge continues to retain its fund management platform and capabilities dedicated to its variable annuity insurance products.

66

Events Related to AIG and Corebridge

Separation of Life and Retirement Business from AIG and Relationship with Blackstone

On September 19, 2022, Corebridge completed an IPO in which AIG sold 80 million shares of Corebridge common stock to the public. Since the IPO, AIG has sold 159.8 million shares of Corebridge common stock and Corebridge has repurchased 17.2 million shares of its common stock from AIG. As of December 31, 2023, AIG owns 52.2% of outstanding common stock of Corebridge.

On November 2, 2021, Argon Holdco LLC (“Argon”), a wholly-owned subsidiary of Blackstone, Inc. (“Blackstone”), acquired a 9.9% equity stake in Corebridge and Corebridge entered into a long-term asset management relationship with Blackstone ISG-1 Advisors L.L.C (“Blackstone IM”). Pursuant to the partnership, Corebridge initially transferred $50 billion in book value of assets in its consolidated investment portfolio to Blackstone IM, with that amount to increase to an aggregate of $92.5 billion by the third quarter of 2027. As of December 31, 2023, Blackstone IM managed approximately $55.4 billion in book value of assets in Corebridge’s investment portfolio.

Pursuant to the Stockholders’ Agreement that Corebridge entered into with AIG and Argon at the time of acquisition of Argon’s Corebridge equity stake, Argon may not sell its ownership interest in Corebridge subject to exceptions permitting Argon to sell 25%, 67% and 75% of its shares after the first, second and third anniversaries, respectively, of the IPO, with the transfer restrictions terminating in full on the fifth anniversary of the IPO. Also, until Argon no longer owns at least 50% of its initial investment in Corebridge, it will have the right to designate for nomination for election one member of the Corebridge Board of Directors.

Prior to the IPO, Corebridge and certain U.S. subsidiaries were included in the consolidated federal income tax return of AIG as well as certain state tax returns where AIG files on a combined or unitary basis. The provision for income taxes is calculated on a separate return basis. Following the IPO, AIG owns a less than 80% interest in Corebridge, resulting in tax deconsolidation of Corebridge from the AIG Consolidated Tax Group and in a small minority of state jurisdictions which follow federal consolidation rules, the most significant being Florida. In addition, under the applicable law, AGC Life and its directly owned life insurance subsidiaries (the “AGC Group”) will not be permitted to join in the filing of a U.S. consolidated federal income tax return with other subsidiaries (collectively, the “Non-Life Group”) for the five year waiting period. Instead, the AGC Group is expected to file separately as members of the AGC consolidated U.S. federal income tax return during the five-year waiting period. Following the five-year waiting period, the AGC Group is expected to join the U.S. consolidated federal income tax return with the Non-Life Group.

Investment Management Agreements with BlackRock

Since April 2022, certain of the Corebridge insurers, including the Company, entered into investment management agreements with BlackRock Financial Management, Inc. (“BlackRock”) and its investment advisory affiliates. Under the investment management agreements with BlackRock, Corebridge completed the transfer of the management of liquid fixed income and certain private placement assets to BlackRock in 2022. As of December 31, 2023, BlackRock managed approximately $85.3 billion in book value of assets in Corebridge’s consolidated investment portfolio. In addition, liquid fixed income assets associated with the Fortitude Re portfolio were separately transferred to BlackRock for management in 2023. The investment management agreements contain detailed investment guidelines and reporting requirements. These agreements also contain reasonable and customary representations and warranties, standard of care, expense reimbursement, liability, indemnity and other provisions.

American Home and National Union Guarantees

The Company has a General Guarantee Agreement with American Home Assurance Company (“American Home”), an indirect wholly owned subsidiary of AIG. Pursuant to the terms of this agreement, American Home has unconditionally and irrevocably guaranteed insurance policies the Company issued between March 3, 2003 and December 29, 2006.

The Company, as successor-in-interest to American General Life and Accident Insurance Company (“AGLA”) has a General Guarantee Agreement with American Home. Pursuant to the terms of this agreement, American Home has unconditionally and irrevocably guaranteed policies of insurance issued by AGLA between March 3, 2003 and September 30, 2010.

The Company, as successor-in-interest to SunAmerica Annuity and Life Assurance Company (“SAAL”) and SunAmerica Life Insurance Company (“SALIC”) has a General Guarantee Agreement with American Home. Pursuant to the terms of

67

this agreement, American Home has unconditionally and irrevocably guaranteed policies of insurance issued by SAAL and SALIC between January 4, 1999 and December 29, 2006.

The Company, as successor-in-interest to American General Life Insurance Company of Delaware, formerly known as AIG Life Insurance Company (“AIG Life”), has a General Guarantee Agreement with National Union Fire Insurance Company of Pittsburg, Pa. (“National Union”), an indirect wholly owned subsidiary of AIG. Pursuant to the terms of this agreement, National Union has unconditionally and irrevocably guaranteed insurance policies issued by AIG Life Holding, Inc. between July 13, 1998 and April 30, 2010.

Cut-Through Agreement

The Company and Corebridge Bermuda entered into a Cut-through Agreement in which insureds, their beneficiaries and owners were granted a direct right of action against the Company in the event Corebridge Bermuda becomes insolvent or otherwise cannot or refuses to perform its obligations under certain life insurance policies issued by Corebridge Bermuda. The Cut-through Agreement was approved by the TDI. The amount of the retained liability on Corebridge Bermuda’s books related to this agreement was approximately $320,000 and $330,000 for the years ending December 31, 2023 and 2022. The Company believes the probability of loss under this agreement is remote. No liability has been recognized in relation to this guarantee due to immateriality.

Affiliate Transactions

Effective January 1, 2011, the Company entered into a Reinsurance Agreement with AGC Life pursuant to which certain blocks of life business issued by the Company were ceded to AGC Life. The Reinsurance Agreement was non-disapproved by the TDI and Missouri Department of Commerce and Insurance (“MDCI”). Amendment 29 to the reinsurance agreement was approved by the TDI and MDCI effective December 31, 2020 to add certain term and universal life policies issued by AGL on or after January 1, 2020 to the reinsurance agreement. Amendment 29 was closed to new business as of December 31, 2021. Effective March 31, 2023, the Company recaptured certain XXX business issued from 2017 through 2019 from the treaty and concurrently ceded the business to an external reinsurer. Effective September 30, 2023, the Company recaptured certain AXXX business from the treaty issued from 2017 through 2019 and concurrently ceded the business to an external reinsurer. Effective October 1, 2023, the Company recaptured certain term and universal life business issued from 2020 through 2021 from the treaty.

Effective October 1, 2022, the Company entered into a modified coinsurance reinsurance agreement with VALIC, pursuant to which certain blocks of VALIC’s VA business were ceded to the Company. The ceded reserves and assets supporting the reserves remain on VALIC’s balance sheet, pursuant to the modified coinsurance structure. The business covered by the agreement includes substantially all of VALIC’s VA contracts, excluding those issued by VALIC in the State of New York and those that have been previously assumed (through reinsurance) by VALIC. At inception, VALIC ceded $22.9 billion of reserves and received a ceding commission of $1.5 billion from the Company representing the embedded profits in the business ceded. The majority of the initial ceding commission was recognized directly in surplus on an after-tax basis, while a portion of the ceding commission ($0.3 billion) was recognized as Commission and expense allowances on reinsurance ceded in the Summary of Operations as an offset to the related tax expense. The after-tax surplus impact will be amortized over the life of the treaty as the after-tax profits emerge on the reinsured business and will be recognized as Commission and expense allowances on reinsurance ceded in the Summary of Operations, offset by a corresponding charge to change in surplus as a result of reinsurance with no net impact on capital and surplus. After contract inception, the Company paid a ceding commission and expense allowance to reimburse VALIC for its commissions, related issue and policy administration expenses. The agreement was non-disapproved by the TDI. The agreement allows the Company and VALIC to more efficiently manage the reserve and capital requirements for their VA business.

In December 2022, the Company received capital contributions of $1.9 billion from AGC Life in connection with the Company and VALIC reinsurance transaction.

During 2023, the Company purchased $396 million and sold $10 million of securities, at fair market value, from or to one or more of its affiliates in the ordinary course of business.

On January 2, 2020, the Company sold its Houston Campus properties to an affiliate, 2929 REH, a newly formed limited liability company incorporated in the state of Texas. 2929 REH is owned by AIG Life Holdings, Inc. and Knickerbocker Corporation, a Texas corporation wholly owned by Corebridge Life Holdings. The sale of the properties is treated as a sale and leaseback transaction pursuant to SSAP 22R. The gain on sale of $253 million was recognized directly to

68

special surplus funds and is subsequently amortized to unassigned surplus over a 10 year period. Amortization for the years ending December 31, 2023 and 2022 was $25 million each year.

Corebridge Life Holdings issued two senior promissory notes to the Company in the amount of $150,000,000 and $200,000,000 (“2019 Promissory Notes”) respectively in exchange for cash. Each of the promissory notes was supported by a guarantee issued by AIG for the benefit of the Company, with maturity dates of five and four years, respectively, and interest rates of 2.52% and 2.40% per year, respectively. On December 30, 2019, the TDI issued a letter allowing AGL to record the total amounts due under each promissory note as an admitted asset for the period ending March 31, 2020 and in each subsequent quarter thereafter subject to certain conditions and in accordance with applicable provisions of SSAP No. 25. On August 1, 2023, the guarantee of these promissory notes was novated from AIG to Corebridge. Effective January 2, 2024, Corebridge Life Holdings amended and restated the $200,000,000 promissory note to the Company, extending the note term for five years and updating the interest rate to 5.314%. The amended and restated promissory note was supported by an amended and restated guarantee issued by Corebridge for the benefit of the Company. On January 8, 2024, the TDI issued a letter allowing the Company to record the total amounts due under the amended and restated promissory note as an admitted asset for the period ending March 31, 2024, and in each subsequent quarter thereafter subject to certain conditions and in accordance with applicable provisions of SSAP No. 25.

On May 18, 2022, SAFG Capital LLC, a subsidiary of Corebridge, issued a senior promissory to the Company in the amount of up to $150,000,000. The promissory note is supported by a guarantee issued by Corebridge for the benefit of the Company. The promissory note has a maturity date and a rate per annum equal to term SOFR plus a total spread as defined in the agreement.

In 2018, AGLIC Investments Bermuda Limited, a Bermuda corporation (“AGLIC Bermuda”) was formed by the Company as an investment subsidiary under Texas Insurance Code Section 823.255. The Company made capital contributions of $11 million, $76 million, and $263 million in 2023, 2022 and 2021, respectively. AGLIC Bermuda made distributions to the Company of $738 million in 2023, $214 million in 2022 and $113 million in 2021.

At December 31, 2023, the Company’s unfunded capital commitment to US Fund I, US Fund II, US Fund III, US Fund IV, Europe Fund I and Europe Fund II (which are managed by an affiliate) were approximately $86.9 million, $73.8 million, $73.3 million ,$142.1 million, $49.8 million and $83.7 million, respectively.

At December 31, 2022, the Company’s unfunded capital commitment to US Fund I, US Fund II, US Fund III, US Fund IV, Europe Fund I and Europe Fund II were approximately $86.9 million, $79 million, $191 million, $75.8 million, $47 million and $179 million, respectively.

Financing Agreements

On May 17, 2022, the Company and certain of its affiliates entered into a revolving loan facility with Corebridge, pursuant to which the Company and each such affiliate can, on a several basis, borrow monies from Corebridge (as lender) subject to the terms and conditions stated therein. Principal amounts borrowed under this facility may be repaid and re-borrowed, in whole or in part, from time to time, without penalty. However, the total aggregate amount of loans borrowed by all borrowers under the facility cannot exceed $500,000,000.The loan facility also sets forth individual borrowing limits for each borrower, with the Company’s maximum borrowing limit being $500,000,000.

At both December 31, 2023 and 2022, the Company did not have a balance outstanding under this facility.

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Investments in Subsidiary, Controlled and Affiliated Entities

The following table presents information regarding the Company’s investments in non-insurance SCA entities as of December 31, 2023:

(in millions)	Gross Amount	Non- admitted Amount	Admitted Asset Amount	Date of NAIC Filing

AGL LOAN INVESTMENTS CORPORATION	$69	$—	$69	5/7/2020
AIG Direct - SER B	1	1	—	NA
AIG Direct - SER A	1	1	—	NA
AGLIC INVESTMENTS BERMUDA LTD.	1	—	1	10/3/2020
AIG Direct - NON VOTING	1	1	—	NA
American Gen Annuity Svc Corp	—	—	—	NA
UG Corp COM	—	—	—	NA
AGL Alternative Holdings, LLC	270	—	270
SA Affordable Housing LLC	207	—	207	NA
SunAmerica Asset Management LLC	27	—	27	NA
Corebridge Commercial Real Estate Lending Holdings, LLC	2	—	2	NA
SunAmerica Investors 3, LP	65	—	65	NA
GRE LB Industrial Joint Venture II, LP	33	—	33	NA
Corebridge Europe Real Estate Fund II LR Feeder, LLC	95	—	95	NA
Bayshore PII Company LLC	9	—	9	NA
Corebridge U.S. Real Estate Fund IV Development Sidecar LP	48	—	48	NA
SPAIG North Williams, LLC	(3)	—	(3)	NA
Clinton Grand Holdings LLC	8	—	8	NA
AIG LIQUID ALTERNATIVE EQUITY ALPHA FUND, LLC	1	—	1	NA
Corebridge U.S. Real Estate Fund III, LP	154	—	154	NA
Corebridge U.S. Real Estate Fund IV, LP	179	—	179	NA
Touchdown MGP, LLC	—	—	—	NA
Corebridge Europe Real Estate Fund I S.C.SP	25	—	25	NA
Bayshore Shopping Center JV LLC	24	—	24	NA
Corebridge U.S. Real Estate Fund II, LP	102	—	102	NA
Corebridge REI LB Southeast Industrial JV LLC	74	—	74	NA
Corebridge U.S. Real Estate Fund I, LP	(26)	—	(26)	NA
Branch Retail Partners II, LP	(1)	—	(1)	NA
Corebridge Bartlett Investor II LLC	1	—	1	NA
Corebridge Papermill Investor II LLC	1	—	1	NA
Corebridge U.S. LT Apartments JV, LP	34	—	34	NA
Total	$1,402	$3	$1,399

Operating Agreements

The Company has investments in a Liquidity Pool in which funds are managed by an affiliate, AIG Asset Management (U.S.), LLC, in the amount of $856 million and $585 million at December 31, 2023 and 2022, respectively.

Pursuant to service and expense agreements, AIG, Corebridge and affiliates provide, or cause to be provided, administrative, marketing, investment management, accounting, occupancy, and data processing services to the Company. The allocation of costs for services is based generally on estimated levels of usage, transactions or time incurred in providing the respective services. Generally, these agreements provide for the allocation of costs upon either the specific identification basis or a proportional cost allocation basis which management believes to be reasonable. In all cases, billed amounts pursuant to these agreements do not exceed the cost to AIG, Corebridge or the affiliate providing the service. The Company was charged $48 million, $69 million and $134 million under such agreements in 2023, 2022 and 2021, respectively.

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Pursuant to an amended and restated investment advisory agreement, the majority of the Company’s invested assets are managed by an affiliate. The investment management fees incurred were $119 million in 2023, $112 million in 2022 and $102 million in 2021.

The majority of the Company’s Swap agreements are entered into with an affiliated counterparty, AIG Markets, Inc. and Corebridge Markets, Inc. (See Note 8).

Other

The Company engages in structured settlement transactions, certain of which involve affiliated property and casualty insurance companies that are subsidiaries of AIG. In a structured settlement arrangement, a property and casualty insurance policy claimant has agreed to settle a casualty insurance claim in exchange for fixed payments over either a fixed determinable period of time or a life contingent period. In such claim settlement arrangements, a casualty insurance claim payment provides the funding for the purchase of a single premium immediate annuity issued by the Company for the ultimate benefit of the claimant. In certain structured settlement arrangements, the affiliated property and casualty insurance company remains contingently liable for the payments to the claimant.

23. SUBSEQUENT EVENTS

Management considers events or transactions that occur after the reporting date, but before the financial statements are issued to provide additional evidence relative to certain estimates or to identify matters that require additional disclosures. The Company has evaluated subsequent events through April 18, 2024, the date the financial statements were issued.

On March 11, 2024, Corebridge entered into an Amendment and Waiver of Consent and Voting Rights (the “Amendment and Waiver”) with AIG and certain affiliates of Argon and Blackstone that (i) amends the Stockholders Agreement, dated as of November 2, 2021, between Corebridge, AIG and Argon such that Argon shall have no right to consent to any repurchase of shares of common stock of Corebridge, par value $0.01 per share (“Corebridge Common Stock”) if such repurchase would result in Argon owning, of record, more than 9.9% of the then-outstanding Corebridge Common Stock, provided that, no such repurchase will be permitted if it would result in Argon owning, of record, more than 14.9% of the then-outstanding Corebridge Common Stock and (ii) waives the right of Argon, Blackstone and certain of their affiliates to vote or act by written consent with respect to any shares of Corebridge Common Stock owned by them from time to time.

71

Supplemental Information

72

AMERICAN GENERAL LIFE INSURANCE COMPANY

SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA

(in millions)	December 31, 2023
Investment income earned:
Government bonds	$42
Other bonds (unaffiliated)	5,217
Bonds of affiliates	13
Preferred stocks (unaffiliated)	2
Common stocks (unaffiliated)	11
Common stocks of affiliates	25
Cash and short-term investments	57
Mortgage loans	1,449
Real estate	4
Contract loans	78
Other invested assets	335
Derivative instruments	(283)
Miscellaneous income	10
Gross investment income	$6,960

Real estate owned - book value less encumbrances	$75

Mortgage loans - book value:
Commercial mortgages	$23,562
Residential mortgages	5,601
Mezzanine loans	844
Affiliated residential mortgages	—
Total mortgage loans	$30,007

Mortgage loans by standing - book value:
Good standing	$29,676
Good standing with restructured terms	307
Interest overdue more than 90 days, not in foreclosure	17
Foreclosure in process	7
Total mortgage loans	$30,007

Partnerships - statement value	$6,556

Bonds and stocks of parents, subsidiaries and affiliates - statement value:
Bonds	$366
Common stocks	73

Bonds, short-term and cash equivalent bond investments by class and maturity:
Bonds, short-term and cash equivalent bond investments by maturity - statement value:
Due within one year or less	$5,622
Over 1 year through 5 years	29,992
Over 5 years through 10 years	29,009
Over 10 years through 20 years	20,066
Over 20 years	27,574
Total maturity	$112,263

Bonds, short-term and cash equivalent bond investments by class - statement value:
Class 1	$67,401
Class 2	38,494
Class 3	3,480
Class 4	2,638
Class 5	225
Class 6	25
Total by class	$112,263

Total bonds, short-term and cash equivalent bond investments publicly traded	52,674
Total bonds, short-term and cash equivalent bond investments privately traded	59,590

Preferred stocks - statement value	$80
Common stocks - market value	266
Short-term investments - book value	122
Cash equivalents - book value	856
Options, caps and floors owned - statement value	1,414
Collar, swap and forward agreements open - statement value	(487)
Futures contracts open - current value	4
Cash on deposit	(78)

73

AMERICAN GENERAL LIFE INSURANCE COMPANY

SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA - (Continued)

(in millions)	December 31, 2023
Life insurance in-force:
Industrial	$696
Ordinary	263,929
Credit	—
Group	3,274

Amount of accidental death insurance in-force under ordinary policies	4,467

Life insurance policies with disability provisions in-force:
Industrial	195
Ordinary	37,623
Group life	30

Supplementary contracts in-force:
Ordinary - not involving life contingencies:
Amount on deposit	651
Income payable	299

Ordinary - involving life contingencies:
Amount on deposit	270
Income payable	113

Group - not involving life contingencies:
Amount on deposit	1

Annuities:
Ordinary:
Immediate - amount of income payable	$1,408
Deferred, fully paid - account balance	71,226
Deferred, not fully paid - account balance	36,165

Group:
Amount of income payable	615
Fully paid - account balance	630
Not fully paid - account balance	15,587

Accident and health insurance - premiums in-force:
Other	$64
Group	—
Credit	—

Deposit funds and dividend accumulations:
Deposit funds - account balance	$8,907
Dividend accumulations - account balance	488

Claim payments in 2022
Group accident & health:
2023	$—
2022	—
2021	—
2020	—
2019	—
Prior	166

Other accident & health:
2023	12
2022	(1)
2021	(80)
2020	(58)
2019	(14)
Prior	427

74

AMERICAN GENERAL LIFE INSURANCE COMPANY

SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES

DECEMBER 31, 2023

(in millions)

1. The Company’s total admitted assets as of December 31, 2023 are $229.8 billion.

The Company’s total admitted assets, excluding separate accounts, as of December 31, 2023 are $161 billion.

2. Following are the 10 largest exposures to a single issuer/borrower/investment, by investment category, excluding: (i) U.S. Government, U.S. Government agency securities and those U.S. Government money market funds listed in the Appendix to the IAO Practices and Procedures Manual as exempt, (ii) property occupied by the Company, and (iii) policy loans:

Issuer	Description of Exposure	Amount	Percentage of Total Admitted Assets

a. Carlyle Group	OIA	$1,513	0.90%

b. Senior Direct Lending Program LLC	BONDS	908	0.60

c. Corebridge Real Estate Investors Inc.	OIA	769	0.50

d. Amazon.com, Inc.	BONDS	602	0.40

e. Duke Energy Corporation	BONDS	560	0.30

f. American Electric Power Company, Inc.	BONDS	491	0.30

g. Exelon Corporation	BONDS	491	0.30

h. Southern Company, The	BONDS	458	0.30

i. Microsoft Corporation	BONDS	438	0.30

j. CVS Health Corporation	BONDS	429	0.30

3. The Company’s total admitted assets held in bonds and preferred stocks, by NAIC rating, are:

Bonds and Short-Term Investments			Preferred Stocks

NAIC Rating	Amount	Percentage of Total Admitted Assets	NAIC Rating	Amount	Percentage of Total Admitted Assets
NAIC - 1	$67,401	41.90%	P/RP - 1	$76	—%
NAIC - 2	38,494	23.90	P/RP - 2	4	—
NAIC - 3	3,480	2.20	P/RP - 3	—	—
NAIC - 4	2,638	1.60	P/RP - 4	—	—
NAIC - 5	225	0.10	P/RP - 5	1	—
NAIC - 6	25	—	P/RP - 6	—	—

4.  Assets held in foreign investments:

	Amount	Percentage of Total Admitted Assets
a. Total admitted assets held in foreign investments	$27,858	17.30%
b. Foreign currency denominated investments	11,584	7.20
c. Insurance liabilities denominated in that same foreign currency	—	—

5.	Aggregate foreign investment exposure categorized by NAIC sovereign rating:

	Amount	Percentage of Total Admitted Assets
a. Countries rated NAIC - 1	$25,729	16.00%
b. Countries rated NAIC - 2	1,471	0.90
c. Countries rated NAIC - 3 or below	657	0.40

75

AMERICAN GENERAL LIFE INSURANCE COMPANY

SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (Continued)

DECEMBER 31, 2023

(in millions)

6. Two largest foreign investment exposures to a single country, categorized by the country’s NAIC sovereign rating:

	Amount	Percentage of Total Admitted Assets
a. Countries rated NAIC - 1
Country 1: United Kingdom	$6,489	4.00%
Country 2: Cayman Islands	4,755	3.00
b. Countries rated NAIC - 2
Country 1: Mexico	467	0.30
Country 2: Indonesia	251	0.20
c. Countries rated NAIC - 3 or below
Country 1: Colombia	188	0.10
Country 2: British Virgin Islands	94	0.10

7. Aggregate unhedged foreign currency exposure:

	Amount	Percentage of Total Admitted Assets
Aggregate unhedged foreign currency exposure	$11,584	7.20%

 8.  Aggregate unhedged foreign currency exposure categorized by NAIC sovereign rating:

	Amount	Percentage of Total Admitted Assets
a. Countries rated NAIC - 1	$11,577	7.20%
b. Countries rated NAIC - 2	5	—
c. Countries rated NAIC - 3 or below	2	—

9. Two largest unhedged foreign currency exposures to a single country, categorized by the country’s NAIC sovereign rating:

	Amount	Percentage of Total Admitted Assets
a. Countries rated NAIC - 1
Country 1: United Kingdom	$4,907	3.00%
Country 2: Ireland	2,270	1.40
b. Countries rated NAIC - 2
Country 1: Peru	3	—
Country 2: Mexico	2	—
c. Countries rated NAIC - 3 or below
Country 1: Brazil	2	—
Country 2:	—	—

76

AMERICAN GENERAL LIFE INSURANCE COMPANY

SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (Continued)

DECEMBER 31, 2023

(in millions)

10. Ten largest non-sovereign (i.e. non-governmental) foreign issues:

		NAIC Rating	Amount	Percentage of Total Admitted Assets

a.	5555233	MORTGAGE LOAN	$390	0.20%

b.	Granite DEBTCO 9 Limited	MORTGAGE LOAN	314	0.20

c.	5555143	MORTGAGE LOAN	268	0.20

d.	5555184	MORTGAGE LOAN	255	0.20

e.	5555239	MORTGAGE LOAN	254	0.20

f.	Silver (BREDS)	Other invested Assest	245	0.20

g.	5555187	MORTGAGE LOAN	222	0.10
h.	Royal Dutch Shell plc	NAIC 1 - Bonds	221	0.10

i.	5555164	MORTGAGE LOAN	220	0.10

j.	5555138	MORTGAGE LOAN	210	0.10

11. Assets held in Canadian investments are less than 2.5% of the reporting entity’s total admitted assets.

12. Assets held in investments with contractual sales restrictions are less than 2.5 percent of the Company’s total admitted assets.

13. The Company’s admitted assets held in the ten largest equity interests (including investments in the shares of mutual funds, preferred stocks, publicly traded equity securities, and other equity securities and excluding money market and bond mutual funds listed in the Appendix to the SVO Practices and Procedures Manual as exempt or Class 1) are:

		Amount	Percentage of Total Admitted Assets
a.	Carlyle Group	$1,513	0.90%
b.	Corebridge Real Estate Investors Inc.	769	0.50
c.	Silver (BREDS)	245	0.20
d.	SUNAMERICA INVESTMENT INC.	233	0.10
e.	BLACKSTONE GROUP	202	0.10
f.	The Spiral	185	0.10
g.	GENERAL ATLANTIC	179	0.10
h.	TEACHERS INSUR & ANNUITY	142	0.10
i.	THOMA BRAVO LLC	138	0.10
j.	Think Investments LLC	130	0.10

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AMERICAN GENERAL LIFE INSURANCE COMPANY

SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (Continued)

DECEMBER 31, 2023

(in millions)

 14. Assets held in nonaffiliated, privately placed equities:

		Amount	Percentage of Total Admitted Assets

Aggregate statement value of investment held in nonaffiliated, privately placed equities:		$1,775	1.10%

Largest three investments held in nonaffiliated, privately placed equities:
a.	Carlyle Alternative Opportunities Fund L.P.	$368	0.20
b.	Silver (BREDS)	245	0.20
c.	The Spiral	185	0.10

Ten largest fund managers:

	Fund Manager	Total Invested	Diversified	Non- diversified
a.	Carlyle Group	$1,513	$1,513	$—
b.	Corebridge Real Estate Investors Inc.	769	—	769
c.	Silver (BREDS)	245	—	245
d.	SUNAMERICA INVESTMENT INC.	233	233	—
e.	BLACKSTONE GROUP	202	202	—
f.	The Spiral	185	—	185
g.	GENERAL ATLANTIC	179	179	—
h.	TEACHERS INSUR & ANNUITY	142	142	—
i.	THOMA BRAVO LLC	138	138	—
j.	Think Investments LLC	130	130	—

15. Assets held in general partnership interests are less than 2.5 percent of the Company’s total admitted assets.

16. Mortgage loans reported in Schedule B, include the following ten largest aggregate mortgage interests. The aggregate mortgage interest represents the combined value of all mortgages secured by the same property or same group of properties:

		Amount	Percentage of Total Admitted Assets

a.	COMMERCIAL MORTGAGE LOAN, Loan No. 5555233, ESP	$390	0.20%

b.	COMMERCIAL MORTGAGE LOAN, Loan No. 8002341, NY	366	0.20

c.	COMMERCIAL MORTGAGE LOAN, Loan No. 8002930, CA	272	0.20

d.	COMMERCIAL MORTGAGE LOAN, Loan No. 5555143, GBR	268	0.20

e.	COMMERCIAL MORTGAGE LOAN, Loan No. 8002711, NJ	265	0.20

f.	COMMERCIAL MORTGAGE LOAN, Loan No. 5555184, GBR	255	0.20

g.	COMMERCIAL MORTGAGE LOAN, Loan No. 5555239, ESP	254	0.20

h.	COMMERCIAL MORTGAGE LOAN, Loan No. 8002917, NY	227	0.10

i.	COMMERCIAL MORTGAGE LOAN, Loan No. 5555187, GBR	222	0.10

j.	COMMERCIAL MORTGAGE LOAN, Loan No. 5555164, GBR	220	0.10

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AMERICAN GENERAL LIFE INSURANCE COMPANY

SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (Continued)

DECEMBER 31, 2023

(in millions)

Amount and percentage of the reporting entity’s total admitted assets held in the following categories of mortgage loans:

	Amount	Percentage of Total Admitted Assets
a. Construction loans	$1,615	1.00%
b. Mortgage loans over 90 days past due	18	—
c. Mortgage loans in the process of foreclosure	7	—
d. Mortgage loans foreclosed	—	—
e. Restructured mortgage loans	307	0.20

17. Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

	Residential		Commercial		Agricultural

Loan-to-Value	Amount	Percentage of Total Admitted Assets	Amount	Percentage of Total Admitted Assets	Amount	Percentage of Total Admitted Assets
a. above 95%	$1	—%	$609	0.40%	$—	—%
b. 91% to 95%	1	—	246	0.20	—	—
c. 81% to 90%	264	0.20	1,133	0.70	—	—
d. 71% to 80%	1,645	1.00	2,751	1.70	—	—
e. below 70%	3,689	2.30	19,314	12.00	—	—

18. Assets held in each of the five largest investments in one parcel or group of contiguous parcels of real estate reported in Schedule A are less than 2.5 percent of the Company’s total admitted assets.

19. Assets held in mezzanine real estate loans are less than 2.5 percent of the Company’s total admitted assets.

20. The Company’s total admitted assets subject to the following types of agreements as of the following dates:

Unaudited At End of Each Quarter
	At Year-End		Quarter	Quarter	Quarter

	Amount	Percentage of Total Admitted Assets	Amount	Amount	Amount

a. Securities lending (do not include assets held as collateral for such transactions)	$—	—%	$—	$—	$—
b. Repurchase agreements	2,036	1.30	2,436	120	39
c. Reverse repurchase agreements	—	—	—	—	—
d. Dollar repurchase agreements	—	—	—	—	—
e. Dollar reverse repurchase agreements	—	—	—	—	—

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AMERICAN GENERAL LIFE INSURANCE COMPANY

SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (Continued)

DECEMBER 31, 2023

(in millions)

21. The Company’s potential exposure to warrants not attached to other financial instruments, options, caps, and floors:

	Owned		Written

	Amount	Percentage of Total Admitted Assets	Amount	Percentage of Total Admitted Assets
a. Hedging	$—	—%	$—	—%
b. Income generation	—	—	—	—
c. Other	—	—	—	—

22. The Company’s potential exposure (defined as the amount determined in accordance with the NAIC Annual Statement Instructions) for collars, swaps, and forwards as of the following dates:

Unaudited At End of Each Quarter
	At Year-End		1st Quarter	2nd Quarter	3rd Quarter
	Amount	Percentage of Total Admitted Assets	Amount	Amount	Amount
a. Hedging	$752	0.50%	$715	$718	$806
b. Income generation	—	—	—	—	—
c. Replications	—	—	—	—	—
d. Other	—	—	—	—	—
23. The Company’s potential exposure (defined as the amount determined in accordance with the NAIC Annual Statement Instructions) for futures contracts as of the following dates:

Unaudited At End of Each Quarter
	At Year-End		1st Quarter	2nd Quarter	3rd Quarter
	Amount	Percentage of Total Admitted Assets	Amount	Amount	Amount
a. Hedging	$77	—%	$160	$142	$143
b. Income generation	—	—	—	—	—
c. Replications	—	—	—	—	—
d. Other	—	—	—	—	—

80

AMERICAN GENERAL LIFE INSURANCE COMPANY

SUPPLEMENTAL SUMMARY INVESTMENT SCHEDULE

DECEMBER 31, 2023

(in millions)	Gross Investment Holdings		Admitted Assets as Reported in the Annual Statement
Investment Categories	Amount	Percentage	Amount	Securities Lending Reinvested Collateral Amount	Total Amount	Percentage
Bonds:
U.S. governments	$1,321	0.9	$1,321	$—	$1,321	0.9%
All other governments	2,041	1.3	2,041	$—	2,041	1.3
U.S. states, territories and possessions, etc. guaranteed	239	0.2	239	$—	239	0.2
U.S. political subdivisions of states, territories, and possessions, guaranteed	210	0.1	210	$—	210	0.1
U.S. special revenue and special assessment obligations, etc. non-guaranteed	5,392	3.5	5,392	$—	5,392	3.5
Industrial and miscellaneous	98,249	63.5	98,249	$—	98,249	63.5
Hybrid securities	377	0.2	377	$—	377	0.2
Parent, subsidiaries and affiliates	366	0.2	366	$—	366	0.2
Unaffiliated Bank loans	3,937	2.6	3,937	$—	3,937	2.6
Total long-term bonds	$112,132	72.5	$112,132	$—	$112,132	72.5
Preferred stocks:
Industrial and miscellaneous (Unaffiliated)	$80	0.1	$80	$—	$80	0.1
Parent, subsidiaries and affiliates	—	—	—	$—	—	—
Total preferred stocks	$80	0.1	$80	$—	$80	0.1
Common stocks:
Industrial and miscellaneous Publicly traded (Unaffiliated)	$—	—	$—	$—	$—	—
Industrial and miscellaneous Other (Unaffiliated)	196	0.1	196	$—	196	0.1
Parent, subsidiaries and affiliates Publicly traded	1	—	1	$—	1	—
Parent, subsidiaries and affiliates Other	72	0.1	68	$—	68	—
Mutual funds	1	—	1	$—	1	—
Total common stocks	$270	0.2	$266	$—	$266	0.1
Mortgage loans:
Farm mortgages	$—	—	$—	$—	$—	—
Residential mortgages	5,601	3.6	5,601	$—	5,601	3.6
Commercial mortgages	23,562	15.2	23,562	$—	23,562	15.2
Mezzanine real estate loans	844	0.6	844	$—	844	0.6
Total valuation allowance	(355)	(0.2)	(355)	$—	(355)	(0.2)
Total mortgage loans	$29,652	19.2	$29,652	$—	$29,652	19.2
Real estate:
Properties occupied by company	$—	—	$—	$—	$—	—
Properties held for production of income	73	0.1	73	$—	73	0.1
Properties held for sale	2	—	2	$—	2	—
Total real estate	$75	0.1	$75	$—	$75	0.1
Cash, cash equivalents and short-term investments:
Cash	$(78)	(0.1)	$(78)	$—	$(78)	(0.1)
Cash equivalents	856	0.6	856	$—	856	0.6
Short-term investments	122	0.1	122	$—	122	0.1
Total cash, cash equivalents and short-term investments	900	0.6	900	$—	900	0.6
Contract loans	1,174	0.8	1,157	$—	1,157	0.8
Derivatives	1,884	1.2	1,884	$—	1,884	1.2
Other invested assets	6,457	4.2	6,456	$—	6,456	4.2
Receivables for securities	100	0.1	100	$—	100	0.1
Securities Lending	—	—	—	XXX	XXX	XXX
Other invested assets	1,985	1.3	1,985	$—	1,985	1.3
Total invested assets	$154,709	100.0	$154,687	$—	$154,687	100%

81

AMERICAN GENERAL LIFE INSURANCE COMPANY

SUPPLEMENTAL SCHEDULE OF REINSURANCE DISCLOSURES

DECEMBER 31, 2023

The following information regarding reinsurance contracts is presented to satisfy the disclosure requirements in SSAP No. 61R, Life, Deposit-Type and Accident and Health Reinsurance, which apply to reinsurance contracts entered into, renewed or amended on or after January 1, 1996.

1.

Has the Company reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is subject to Appendix A-791, Life and Health Reinsurance Agreements, and includes a provision that limits the reinsurer’s assumption of significant risks identified in Appendix A-791?

Yes [ ] No [ X ]

If yes, indicate the number of reinsurance contracts to which such provisions apply: __________

If yes, indicate if deposit accounting was applied for all contracts subject to Appendix A-791 that limit significant risks.

Yes [ ] No [ ] N/A [ X ]

2.

Has the Company reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is not subject to Appendix A-791, for which reinsurance accounting was applied and includes a provision that limits the reinsurer’s assumption of risk?

Yes [ ] No [ X ]

If yes, indicate the number of reinsurance contracts to which such provisions apply: __________

If yes, indicate whether the reinsurance credit was reduced for the risk-limiting features.

Yes [ ] No [ ] N/A [ X ]

3.

Does the Company have any reinsurance contracts (other than reinsurance contracts with a federal or state facility) that contain one or more of the following features which may result in delays in payment in form or in fact:

(a)	Provisions that permit the reporting of losses to be made less frequently than quarterly;

(b)	Provisions that permit settlements to be made less frequently than quarterly;

(c)	Provisions that permit payments due from the reinsurer to not be made in cash within ninety (90) days of the settlement date (unless there is no activity during the period); or

(d)	The existence of payment schedules, accumulating retentions from multiple years, or any features inherently designed to delay timing of the reimbursement to the ceding entity.

Yes [ ] No [ X ]

4.

Has the Company reflected reinsurance accounting credit for any contracts that are not subject to Appendix A-791 and not yearly renewable term reinsurance, which meet the risk transfer requirements of SSAP No. 61R?

Type of contract:	Response:	Identify reinsurance contract(s):	Has the insured event(s) triggering contract coverage been recognized?

Assumption reinsurance – new for the reporting period	Yes [ ] No [ X ]		N/A

Non-proportional reinsurance, which does not result in significant surplus relief	Yes [ ] No [ X ]		N/A

82

AMERICAN GENERAL LIFE INSURANCE COMPANY

SUPPLEMENTAL SCHEDULE OF REINSURANCE DISCLOSURES - (Continued)

DECEMBER 31, 2023

5.

Has the Company ceded any risk, which is not subject to Appendix A-791 and not yearly renewable term reinsurance, under any reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) during the period covered by the financial statements, and either:

(a) Accounted for that contract as reinsurance under statutory accounting principles (SAP) and as a deposit under generally accepted accounting principles (GAAP); or

Yes [ ] No [ X ] N/A [ ]

(b) Accounted for that contract as reinsurance under GAAP and as a deposit under SAP?

Yes [ ] No [ X ] N/A [ ]

If the answer to item (a) or item (b) is yes, include relevant information regarding GAAP to SAP differences from the accounting policy footnote to the audited statutory-basis financial statements to explain why the contract(s) is treated differently for GAAP and SAP below:

83